Registration No. 333-65690
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _____ _____
Post-Effective Amendment No. 17
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 152
Principal Life Insurance Company Variable Life Separate Account
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 246-5688
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Depositor's Telephone Number, including Area Code
Britney Schnathorst
Principal Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)
Please send copies of all communications to
Joan Boros
Stradley Ronan Stevens & Young LLP
1250 Connecticut Avenue N.W.
Suite 500
Washington, D.C. 20036
Principal Variable Universal Life Accumulator
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(Title of Securities Being Registered)
It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX__ on May 1, 2015 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL VARIABLE UNIVERSAL LIFE ACCUMULATOR

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2015.

The Company no longer offers or issues the Policy. This Prospectus is only for the use of current Policy owners.

This prospectus provides information about the Policy and is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

SUMMARY: BENEFITS AND RISKS

This prospectus describes an individual flexible premium variable universal life insurance policy offered by the Company. This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.

POLICY BENEFITS

Death Benefits and Proceeds
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:

•	the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY VALUES - Death Proceeds);

•	minus loan indebtedness;

•
minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net surrender value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other Policy charges.)

•	plus proceeds from any benefit rider on the life of the insured.

Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for three death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.

Premium Payment Flexibility
You may choose the amount and frequency of premium payments (subject to certain limitations).

Policy Values
The policy value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest, policy expenses, interest credited to the fixed account and/or investment experience of the divisions. There is no guaranteed minimum division value.

Policy Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net surrender value.

Full Surrender
The Policy may be surrendered and any net surrender value paid to the owner. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed.

Partial Surrender
On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. The surrender charge does not apply to partial surrenders. The minimum amount of a partial surrender is $500.

Adjustment Options
The total face amount may be increased or decreased unless the Policy is in a grace period or if monthly policy charges are being waived under a rider.

Total Face Amount Increase
The minimum amount of an increase is $50,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.

Total Face Amount Decrease
On or after the first policy anniversary, a decrease in total face amount may be requested if the request does not decrease the policy face amount below $100,000.

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Maturity Proceeds
If the insured is living on the maturity date, we will pay the owner an amount equal to the net surrender value unless the Extended Coverage rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the maturity date.

POLICY RISKS

Risks of Poor Investment Performance
Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments, investments in the fixed account or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.

Policy Termination (Lapse)
On an ongoing basis, the Policy’s net surrender value must be sufficient to cover the monthly policy charges and any loan indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment returns or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the insured.

During the first five policy years, if the no-lapse premium requirement is met the Policy will not terminate even if the Policy’s net surrender value is insufficient to cover the monthly policy charge.

Limitations on Access to Surrender Value
Partial Surrender

•
Two partial surrenders may be made in a policy year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year).

•	The death benefit will be reduced by the amount of the partial surrender.

Full Surrender
If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of policy years is calculated from the original policy date through the surrender date — excluding the period during which the Policy was terminated.

Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.

In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid premiums; or

•	some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

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Risks of Underlying Mutual Funds
A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund’s prospectus. As with all mutual funds, as the value of an underlying mutual fund’s assets rise or fall, the fund’s share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.

Equity Funds
The biggest risk is that the fund’s returns may vary and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund’s portfolio could also decrease if the stock market goes down.

Income Funds
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

International Funds
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. A Policy owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the underlying mutual funds.

SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy or surrender the Policy.

TRANSACTION FEES
Charge	Charge is Deducted:	Amount Deducted
Maximum Sales Charge:*	from each premium paid
Guaranteed:
all years		3.00% of premium paid
Current:
years 0-5 (after issue or adjustment)		3.00% of premium paid
Taxes (federal, state and local)	from each premium paid	3.45% of premium paid

Maximum Deferred Surrender Charge:*	from proceeds upon full surrender of Policy
years 0-10 (after issue or adjustment) years 11 and later (after issue or adjustment)		$44.91 per $1,000 of policy face amount none
* Sales charges and deferred surrender charges decline over time.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance:*	monthly
Guaranteed Minimum		$0.06 per $1,000 of net amount at risk
Guaranteed Maximum		$83.33 per $1,000 of net amount at risk
Current first year Charge for Representative Insured**		$0.23 per $1,000 of net amount at risk
Asset Based Charge:	monthly
Current:		equivalent to:
policy years 0-10		0.70% of the policy value per year
after policy year 10		0.20% of the policy value per year
Administration Charge	monthly
Through the first policy year		$25.00 per month
After the first policy year
Guaranteed maximum:		$25.00 per month
Current:		$10.00 per month
Net Policy Loan Charge:	annually (accrued daily)
policy years 1-10: 2.2% of loan balance per year (the difference between the interest charged on the loan balance and the interest credited to the loan account)

after policy year 10: 0.0% of loan balance per year

Optional Insurance Benefits
Accelerated Benefit Rider	annually (accrued daily)	policy years 1-10: 5.5% of death proceeds advanced per year after policy year 10: 3.8% of death proceeds advanced per year
Accidental Death Benefit Rider	monthly
Guaranteed Minimum		$0.03 per $1,000 of rider benefit
Guaranteed Maximum		$0.14 per $1,000 of rider benefit
Current Charge for Representative Insured**		$0.07 per $1,000 of rider benefit
Children Term Rider	monthly	$0.40 per $1,000 of rider benefit
Life Paid-Up Rider	rider exercise date	guaranteed not to exceed 7.5% of policy value
Guaranteed Minimum		3.5% of policy value
Guaranteed Maximum		7.5% of policy value
Current Charge for Representative Insured**		3.5% of policy value
Salary Increase Rider	monthly	$0.13 per $1,000 of rider benefit in excess of $30,000
Spouse Term Rider	monthly
Guaranteed Minimum		$0.16 per $1,000 of rider benefit
Guaranteed Maximum		$1.80 per $1,000 of rider benefit
Current Charge for Representative Spouse****		$0.30 per $1,000 of rider benefit
Supplemental Benefit Rider	monthly
Guaranteed Minimum		$0.08 per $1,000 of net amount at risk
Guaranteed Maximum		$83.33 per $1,000 of net amount at risk
Current Charge for Representative Insured**		$0.09 per $1,000 of net amount at risk
Waiver of Monthly Policy Charges Rider	monthly
Guaranteed Minimum		$0.01 per $1,000 of net amount at risk
Guaranteed Maximum		$0.51 per $1,000 of net amount at risk
Current Charge for Representative Insured**		$0.04 per $1,000 of net amount at risk

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Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Waiver of Specified Premium Rider	monthly
Guaranteed Minimum		$0.15 per $100 of planned periodic premium
Guaranteed Maximum		$0.94 per $100 of planned periodic premium
Current Charge for Representative Insured**		$0.47 per $100 of planned periodic premium

*
The cost of insurance rate at issue and for any underwritten total face amount increase is based on the gender, issue age and age at adjustment, duration since issue and since adjustment, smoking status, and risk classification of the insured. The charge shown in the table may not be representative of the charge that a particular policy owner will pay. Typically, cost of insurance rates are lower for insureds who: are non-smokers; have a risk classification of preferred; are younger; and are fully underwritten. You may obtain more information about the particular cost of insurance charge that would apply to you from your registered representative or by phoning 1-800-247-9988.

**    Representative Insured is a 45-year old male with a risk classification of preferred non-smoker.
***    Rates shown assume insured’s risk class is standard or better.
****    Representative Spouse is a 45-year old female with a risk classification of non-smoker.

The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2014 *

	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.25%	1.38%

*
Some of the underlying mutual funds available are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

GLOSSARY

adjustment – change to your Policy resulting from an increase or decrease in policy face amount or a change in: smoking status; death benefit option; rating or riders.

adjustment date – the monthly date on or next following the Company’s approval of a requested adjustment.

attained age – the insured’s age on the birthday on or preceding the last policy anniversary.

business day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

cumulative death benefit guarantee premium – a premium which is required to be paid in order to guarantee that the Policy will not lapse for a specific number of years.

division – a part of the Separate Account which invests in shares of an underlying mutual fund.

dollar cost averaging (DCA) – a program in which premiums are systematically transferred from one account or division, typically the fixed account or money market division, into other division(s).

effective date – the date on which all requirements for issuance of a Policy have been satisfied.

face amount – life insurance coverage amount. It is referred to as the total face amount.

fixed account – that part of the Policy that is not in the divisions or loan account.

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general account – assets of the Company other than those allocated to any of our Separate Accounts.

insured – the person named as the “insured” on the most recent application for the Policy. The insured may or may not be the owner.

loan account – that part of the policy value that reflects the value transferred from the division(s) and/or fixed account as collateral for a policy loan.

loan indebtedness – the amount of any policy loan and unpaid loan interest.

maturity date – the policy anniversary following the insured’s 100th birthday.

maximum premium expense charge – sales charge plus taxes (federal, state and local).

minimum monthly premium - the amount that, if paid, will keep the Policy in force for one month (not taking into account the current monthly policy charge and surrender charge)

monthly date – the day of the month which is the same day as the policy date.

Example:	If the policy date is September 5, 2005, the first monthly date is October 5, 2005.

monthly policy charge – the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and of additional benefits provided by any rider plus the monthly administration charge and asset based charge in effect on the monthly date.

net amount at risk – the amount upon which the cost of insurance charges are based. It is the result of:

•	the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus

•	the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

net policy value – the policy value minus any loan indebtedness.

net premium – the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions and/or fixed account.

net surrender value – surrender value minus any loan indebtedness.

no lapse guarantee premium – a premium which is required to be paid in order to guarantee the Policy will not lapse in the first five years.

notice –  any form of communication received in our home office which provides the information we need which may be in writing sent to us by mail, or another manner that we approve in advance. In states where permitted, we will require You to use the form(s) We provide for certain Notices along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust Your policy.

owner – the person, including joint owner, who owns all the rights and privileges of this Policy.

policy date – the date from which monthly dates, policy years and policy anniversaries are determined; the policy date will never be the 29th, 30th, or 31st of any month.

policy face amount – the insurance benefit provided by the Policy without any riders.

policy value – an amount equal to the fixed account value plus the division value(s) plus the loan account value.

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policy year – the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one year period beginning on a policy anniversary.

Example:	If the policy date is September 5, 2005, the first policy year ends on September 4, 2006. The first policy anniversary falls on September 5, 2006.

premium expense charge – the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.

prorated basis – is the proportion that the value of a particular division or the fixed account bears to the total value of all divisions and the fixed account.

surrender value – policy value minus any surrender charge.

target premium – a premium amount which is used to determine any applicable surrender charge under a Policy. Target premiums are provided in Appendix A.

total face amount – policy face amount plus face amount of the supplemental benefit rider, if any.

underlying mutual fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.

unit – the accounting measure used to calculate the value of each division.

valuation period – the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day, and ends at the close of normal trading of the NYSE on the next business day.

written request – actual delivery to the Company at our office of a written notice or request, signed and dated, on a form we supply or approve.

Your notices may be mailed to us at:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390

you – the owner of the Policy.

CORPORATE ORGANIZATION AND OPERATION

The Company
The Company is a stock life insurance company with authority to transact life insurance and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed our name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the Company’s current organizational structure.

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The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Principal Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 2, 1987 and was registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of the Policy will equal the total of the premiums paid under the Policy.

The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of the Company’s other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Obligations arising from the Policy are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the Policy may not be charged with liabilities arising from any of the Company’s other businesses.

The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following approval from appropriate regulatory authority.

The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to policy owners under the Policy.

The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your policy will equal the total of your premium payments.

In a low interest rate environment, yields for the Money Market division, after deduction of all applicable Policy and rider charges, may be negative even though the yield for the underlying money market fund, before deducting for such charges, is positive. If you allocate a portion of your policy value to a Money Market division or participate in a scheduled automatic transfer program where policy value is allocated to a Money Market division, that portion of your policy value allocated to the Money Market division may decrease in value.

The Funds
The assets of each division of the Separate Account invest in a corresponding underlying mutual fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.

The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available without charge from a sales representative or by contacting our home office at 1-800-247-9988. A fund's summary prospectus also includes information on how to obtain such fund's full statutory prospectus.

The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives of, and advisor and sub-advisor, if applicable, for each division.

New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following approval from appropriate regulatory authority.

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Deletion or Substitution of Investments
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:

•	transfer assets in any division to another division or to the fixed account;

•	add, combine or eliminate divisions; or

•	substitute the shares of a division for shares in another division:

•	if shares of a division are no longer available for investment; or

•	if in our judgment, investment in a division becomes inappropriate considering the purposes of the division.
If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) and/or the fixed account without charge. You may exercise this transfer privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Policy owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of policy value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE:	Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.
The Fixed Account
The fixed account is part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account has not been registered under these acts. Neither the fixed account nor any interest in it is subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to the fixed account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from our home office or from a sales representative.

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.

We guarantee that net premiums allocated to the fixed account accrue interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.
You may allocate net premiums and transfers from your division(s) to the fixed account. The value of your fixed account on any business day is:

•	net premiums allocated to the fixed account

•	plus transfers from the division(s)

•	plus interest credited to the fixed account

•	minus surrenders, surrender charges and monthly policy charges

•	minus transfers to the loan account

•	minus transfers to the division(s).

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CHARGES AND DEDUCTIONS

We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated.

Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a premium expense charge.

Deductions from premiums during each of the first five years and with respect to premiums made because of a policy face amount increase, during the first five years after the increase, equal:

•	3.00% (of premiums paid) for sales load

•	plus 2.20% (of premiums paid) for state and local taxes

•	plus 1.25% (of premiums paid) for federal taxes.

Deductions from premiums after the fifth policy year (and five years after a policy face amount increase) are:

•	2.20% (of premiums paid) for state and local taxes

•	plus 1.25% (of premiums paid) for federal taxes.

We reserve the right to assess the sales load after the first five years but guarantee that the rate will not exceed 3.0% of premiums paid.

The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy. The sales load is intended to pay us for distribution expenses, including commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising.

Target Premium
The target premium is based on the gender, if applicable, age and risk classification of the insured (see APPENDIX A-TARGET PREMIUM). The target premium is a calculated premium amount used to determine the surrender charge. The target premium is not required to be paid.

Surrender Charge
A surrender charge is imposed upon full surrender of the Policy within ten years of the policy date or of a policy face amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed.

Surrender charges vary based on the target premium of the policy, age at issue or adjustment, state of issue and number of policy years since issue or adjustment. The charge applies only during the first ten policy years unless there is a policy face amount increase. A policy face amount increase has its own surrender charge period that begins on the adjustment date. The total surrender charge on the Policy is the sum of the surrender charges for the policy face amount at issue and each policy face amount increase. The surrender charge is not affected by any decrease in policy face amount or any change in policy face amount resulting from a change of death benefit options.

The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.

The surrender charge compensates us for expenses relating to the sale of the Policy.

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Surrender charge percentage
The surrender charge is (a) multiplied by (b) multiplied by (c) where:

(a)	is the target premium as calculated using the rates in Appendix A;

(b)	is the percentage shown below which varies by issue age (or age at the time of a face amount increase) and state in which the Policy was issued:

Age at issue or face amount increase	Policy written in New York	Policy written in other than New York
0-60	100%	100%
61-65	94	100
66-70	89	100
71-75	84	100
76-80	65	85
81-85	53	70

(c)	is the applicable surrender charge percentage shown below:

Surrender Charge Percentage Table
Number of years since Policy date and/or face amount increase	The following percentage of surrender charge is payable
0 through 5	100.00%
6	95.24
7	85.71
8	71.43
9	52.38
10	28.57
11 and later	0.00
Monthly Policy Charge
The monthly policy charge is made up of:

•	a charge for the cost of insurance;

•	a monthly administration charge;

•	an asset based charge; and

•	any charge for an optional insurance benefit added by rider(s).

On the policy date and each monthly date thereafter, we deduct the charge from your policy value in the divisions and/ or fixed account (but not your loan account). The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:

•	the same as allocation percentages for premium payments;

•	determined on a prorated basis; or

•	determined by any other allocation method which we agree upon.
For each division and/or the fixed account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next monthly date. If we cannot follow your instructions because of insufficient value in any division and/or the fixed account, the monthly policy charge is deducted on a prorated basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy.
Your monthly cost of insurance charge is (a) multiplied by (b):

(a)	is the cost of insurance rate described below divided by 1,000; and

(b)	is the net amount at risk.
The net amount at risk is the difference between the death benefit and policy value (see Glossary for exact formula). The lower the policy value, the higher the net amount at risk thus higher costs of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and face amount adjustments.

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Different cost of insurance rates may apply to policy face amount increases and to supplemental benefit riders. The cost of insurance for the increase is based on the insured’s gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured’s gender*, attained age and risk classification at the time of the increase.

*	The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.

Groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Flexible underwriting programs currently available include: batch underwriting, simplified issue underwriting and guaranteed issue underwriting.

Special underwriting programs are offered that provide simplified underwriting. The cost of insurance rates for healthy individuals are greater under simplified underwriting than on Policies subjected to full underwriting.

Monthly Administration Charge
This charge reimburses us for the costs of maintaining the Policy, including accounting and record keeping.

Current charges. The current monthly administrative charge is $25.00 per month during the first policy year. After the first policy year, the administrative charge is $10.00 per month.

Guaranteed administration charges. In all policy years, the guaranteed maximum monthly administration charge is $25.00 per month.

For Policies sold in New York, both the current and guaranteed administration charges are $8.00 per month.

Asset Based Charge
The asset based charge compensates us for distribution and administrative expenses.

Each month during the first ten policy years, we deduct an asset based charge at an annual rate of 0.70% of the policy value. Each month thereafter, we deduct a charge at an annual rate of 0.20% of the policy value.

We reserve the right to increase the annual rate after the tenth policy year but guarantee that the maximum annual rate will not exceed 0.70%. If we increase the annual rate, the increase will only apply to Policies issued on or after the date of the increase.

Underlying Mutual Fund Charges
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the underlying mutual fund.

GENERAL DESCRIPTION OF THE POLICY

The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

The descriptions that follow are based on provisions of the Policy offered by this prospectus.

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Rights Under the Policy
Ownership
Unless changed, the owner(s) is as named in the application. The owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if death proceeds are paid, upon the maturity date (unless the Extended Coverage Rider is in effect), if the Policy is surrendered or if the grace period ends without our receiving the payment required to keep the Policy in force.

If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all owners die before the Policy terminates, the Policy passes to the estate of the last surviving owner. With our consent, you may specify a different arrangement for contingent ownership.

You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

Beneficiary
If the insured dies before the maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.

Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.

Policy Limitations
Division Transfers
After the examination offer period, you may transfer amounts between the divisions and/or the fixed account. You must specify the dollar amount or percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request.

You may request an unscheduled transfer or set up a periodic transfer by:

•	sending us a written request;

•	calling us if telephone privileges apply (1-800-247-9988); or

•	visiting www.principal.com (if internet privileges apply).

You may not make a transfer to the fixed account if:

•	a transfer has been made from the fixed account to a division within six months; or

•	immediately after the transfer, the fixed account value would be more than $1,000,000 (without our prior approval).

In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

Unscheduled Transfers. You may make unscheduled transfers from a division to another division or to the fixed account. The minimum transfer amount is the lesser of $100 or the value of your division.

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Scheduled Transfers (dollar cost averaging (DCA)). You may elect to have automatic transfers made out of one division into one or more of the other divisions or the fixed account. You choose the investment options, the dollar amount(s) and timing of the transfers. There is no transfer fee on scheduled transfers. There is no fee for participation in the scheduled transfer program.

Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.

Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$15.00	6
June	$100	$20.00	5
Total	$600	$110.00	35

In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

Automatic transfers made on a periodic basis.

•	The amount of the transfer is:

•	the dollar amount you select (the minimum is the lesser of $100 or the value of the division); or

•	a percentage of the division value as of the date you specify (other than the 29th, 30th or 31st).

•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semi-annually, quarterly or monthly).

•	If the selected date is not a business day, the transfer is completed on the next business day.

•	The value of the division must be equal to or more than $2,500 when your scheduled transfers begin.

•	Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.

•	We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Fixed Account Transfers
Transfers from your investment in the fixed account to your division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and unscheduled fixed account transfer in the same policy year.

In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

Unscheduled Transfers. You may make one unscheduled fixed account to division(s) transfer within the 30 day period following each policy anniversary.

•	You must specify the dollar amount or percentage to be transferred (not to exceed 25% of the fixed account value as of the most recent policy anniversary).

•	The minimum transfer amount must be at least $100 (or the entire value of your fixed account if less).

•	If your fixed account value is less than $1,000, you may transfer up to 100% of your fixed account.

•	There is no transaction charge imposed on the transfer(s).

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Scheduled Transfers (dollar cost averaging (DCA)). You may make scheduled transfers on a monthly basis from the fixed account to your division(s) without an additional charge as follows:

•	The value of your fixed account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000.

•	The amount of the transfer is:

•	the dollar amount you select (minimum of $50); or

•	a percentage of the fixed account value (the maximum amount of the transfer is 2% of the fixed account value as of the specified date) as of the date you specify which may be:

•	the later of the policy date or most recent policy anniversary date; or

•	the date the Company receives your request.

•	Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).

•	If the selected date is not a business day, the transfer is completed on the next business day.

Scheduled transfers continue until your value in the fixed account has a zero balance or we receive your notice to stop them. If you stop the transfers, you may not start them again until six months after the last scheduled transfer. You may change the amount of the transfer once each policy year by:

•	sending us a written request;

•	calling us if telephone privileges apply (1-800-247-9988); or

•	visiting www.principal.com (if internet privileges apply).
As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after our receipt of notice of the change. You may change the dollar amount or percentage each policy year.

Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your policy value in the divisions over time.

Example:
You may choose to rebalance so that 50% of your policy values are in the Money Market division and 50% in the SmallCap Value I division. At the end of the specified period, market changes may have caused 60% of your value to be in the Money Market division and 40% in the SmallCap Value I division. By rebalancing, units from the Money Market division are sold and the proceeds are used to purchase units in the SmallCap Value I division so that 50% of the policy values are once again invested in each division.

You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:

•	do not begin until the expiration of the examination offer period;

•	are done without charge;

•	may be done on the frequency you specify:

•	quarterly APR transfers may be done on a calendar year or policy year basis;

•	semiannual or annual APR transfers may only be done on a policy year basis.

•	may be done by:

•	calling us (if telephone privileges apply (1-800-247-9988));

•	mailing us your written request;

•	faxing your request to us; or

•	visiting www.principal.com (if internet privileges apply).

•	are made at the end of the next valuation period after we receive your instruction;

•	are not available for values in the fixed account; and

•	are not available if you have scheduled transfers from the same divisions.

Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from an authorized agent or our home office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an optional insurance benefit is deducted from your policy value.

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Accelerated Benefit Rider
This rider provides the option of receiving an advance of a portion of the death proceeds if the insured becomes terminally ill. Up to 75 percent of the total face amount, minus any outstanding policy loans and unpaid loan interest and previously paid accelerated benefit, may be requested, up to a maximum of $1,000,000, provided that the insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. The death proceeds payable upon the death of the insured will be reduced by the amount of the death proceeds advanced plus interest charged. The rider is available to all Policies at issue or may be elected at any time prior to the insured’s death. There is no charge for this rider other than interest charged during the time period death proceeds are advanced. Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.

Accidental Death Benefit Rider
This rider provides an additional death benefit if the insured’s death is caused by accidental means. The rider may be elected at the time of application, or may be added after issue subject to our then current underwriting guidelines. There is a charge for this rider.

Accounting Benefit Rider
This rider is available on business cases only and provides that if the Policy is surrendered in the first ten years, any surrender charge which would otherwise apply will be waived. This waiver of surrender charge does not apply to a Policy which is surrendered for the purpose of replacing it with a policy from another company, including Internal Revenue Code Section 1035 exchanges. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider must be elected at the time of application or any time prior to issue. There is no charge for this rider.

Change of Insured Rider
This rider is available on business cases only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. The rider may be added at any time prior to the proposed insured’s issue age 69. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named insured. Future cost of insurance rates are based on the gender, issue age, smoking status and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.

Children Term Rider
This rider provides insurance coverage for the insured’s child(ren). We will pay this rider’s beneficiary its insurance amount upon receipt of proof that the child died before the termination of this rider. The rider may be added at any time while the primary insured’s attained age is 55 or less. There is a charge for this rider.

Cost of Living Increase Rider
This rider provides increases in the face amount every three years, to the insured’s age 55, without requiring evidence of insurability. This rider is added automatically to all Policies with a risk classification of standard or better and where the insured’s issue age is 52 or under unless you elect the Salary Increase Rider. When exercised, the monthly policy charge and surrender charge will be increased to cover the costs and charges for any increase in the total face amount made under this rider. There is no charge for this rider.

Death Benefit Guarantee Rider
This rider guarantees the policy will not lapse if premiums paid equal or exceed the death benefit guarantee premium requirement. This rider is automatically made a part of the Policy at issue if the premium (planned or paid) is equal to or greater than the annual death benefit guarantee premium requirement. The level of premium (planned or paid) determines whether the no-lapse guarantee is extended to the insured’s attained age 65. An illustration (available at no charge from your sales representative or our home office) will provide the death benefit guarantee premium requirement applicable to your Policy. The death benefit guarantee premium requirement is described in the section “Premiums.”

The use of this rider prohibits the use of the Supplemental Benefit Rider. There is no charge for this rider.

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If on any monthly date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated.

The rider may not be added after the Policy has been issued.

Extended Coverage Rider
This rider extends the Policy beyond the maturity date as long as the Policy is still in-force and the insured is living on the maturity date. The Policy will then terminate upon the insured’s death. No monthly policy charges are deducted after the maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All investment account and fixed account values will be transferred to the Money Market division and no further transfers are allowed. This rider is added automatically to all Policies when issued. You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.

Life Paid-Up Rider (Overloan Protection)
Under certain circumstances, this rider can guarantee the Policy will not lapse when there is a large loan indebtedness by converting the Policy to paid-up life insurance. In order for the rider benefit to begin, the following conditions must be satisfied:
•the loan indebtedness must be at least 96% of the surrender value;
•there is sufficient net surrender value to cover the one-time rider charge;
•the insured’s attained age must be 75 years or older;
•the Policy must have been in force for at least 15 policy years; and
•premiums paid have been surrendered

We reserve the right to begin the rider benefit when the loan indebtedness is at least 92% of the surrender value and all of the conditions are satisfied.

Once the rider benefit begins:

•	All values in the divisions are immediately transferred to the fixed account where they will earn interest.

•	No further monthly policy charges are deducted for the remaining paid-up death benefit.

•	No new premium payments, face amount adjustments, partial surrenders or loans are allowed.

•	If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.

•	Your loan indebtedness and interest will continue to accrue on the loan indebtedness. However, loan payments can be submitted.

•	All optional riders, except the extended coverage rider, will automatically be terminated.

There is a one time charge taken from the policy value on the date the rider benefit begins. The rider may be elected at any time prior the maturity date.

The Internal Revenue Service has not taken a position on the Life Paid-Up Rider. You should consult your tax advisor regarding this rider.

Salary Increase Rider
This rider is available on business cases only and provides increases in the face amount based on salary adjustments without requiring evidence of insurability. When exercised, the monthly policy charge and surrender charge will be increased to cover the costs and charges for any increase in the total face amount made under this rider. The rider must be elected at the time of application or any time prior to issue and if elected the Cost of Living Rider is not available. There is a charge for this rider.

Spouse Term Rider
This rider provides insurance coverage for the insured’s spouse. We will pay this rider’s beneficiary its insurance amount upon receipt of proof that the spouse died before the termination of this rider. The rider may be added at any time while the primary insured’s attained age is 60 or less. There is a charge for this rider.

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Supplemental Benefit Rider
This rider provides additional insurance (face amount) at a reduced cost. The use of this rider disqualifies the use of the Death Benefit Guarantee Rider. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the insured’s attained age is at least 20 but no more than 80 (75 in New York). There is a charge for this rider.
Waiver of Monthly Policy Charges Rider
This rider pays the monthly policy charges of the Policy if the insured becomes disabled and loses his/her ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the insured’s attained age is not greater than 59. There is a charge for this rider.
Waiver of Specified Premium Rider
This rider pays the planned scheduled premium on the Policy if the insured becomes disabled and loses his/her ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the insured’s attained age is not greater than 59. There is a charge for this rider.
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.
We also reserve the right to amend or terminate the special plans described in this prospectus, for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.
Right to Exchange
During the first 24 months after the effective date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your division values to the fixed account. No charge is imposed on this transfer. The policy value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the policy value will no longer be affected by the investment performance of the divisions.
Your request must be in writing and be signed by the owner(s). The request must be postmarked or delivered to our home office before the end of the 24-month period. The transfer is effective when we receive your written request.
Suicide
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of policy face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a policy face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies).
Delay of Payments or Transfers
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.

If a payment or transfer is delayed and you do not cancel your instructions in writing, the transaction will occur on the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.

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In addition, we reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the fixed account for a period of up to six months.
PREMIUMS
Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force.
Premium payments may be delivered to us as follows:

•	If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice; or

•	By mailing your payment according to the instructions below.
Premium Payment Mailing Instructions:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premiums Affecting Guarantee Provisions
Your initial premium must be at least the no-lapse guarantee premium. After the initial premium, you may determine the amount and timing of subsequent premium payments (with certain restrictions): however, we recommend you continue to pay at least the no-lapse guarantee premium. By meeting the no-lapse guarantee premium requirement, your Policy is guaranteed not to lapse during the first five policy years even if the net surrender value is insufficient to cover the monthly policy charge.
The no-lapse guarantee premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)	is the sum of premiums paid;

(b)	is the sum of all loan indebtedness and partial surrenders; and

(c)	is the sum of the no-lapse guarantee monthly premiums since the policy date to the most recent monthly date.
If the no-lapse premium requirement is not met and the net surrender value is insufficient to cover the monthly policy charge, the Policy may lapse in the first five policy years.
If the Death Benefit Guarantee rider is made a part of your Policy and you pay at least the death benefit guarantee premium requirement, the death benefit guarantee period will last longer than the five year period provided by the no-lapse guarantee provision*.

Example:	If the policy face amount is $250,000 and the insured is a male with an attained age of 45 who is a nonsmoker:

•	No-lapse guarantee premium requirement is $2,332.50. (The policy face amount (divided by 1000) multiplied by the no-lapse guarantee premium rate of $9.33)

•	Death benefit guarantee premium requirement is $3,755.00.(The policy face amount (divided by 1000) multiplied by the death benefit guarantee premium rate of $15.02)

*	The death benefit guarantee coverage period is limited to a maximum of 20 years in New Jersey and Texas.

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The death benefit guarantee premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)	is the sum of premiums paid;

(b)	is the sum of all loan indebtedness and partial surrenders; and

(c)	is the sum of the death benefit guarantee monthly premiums since the policy date to the most recent monthly date.

If the death benefit guarantee premium requirement is not met, the Death Benefit Guarantee Rider will lapse. In the first five policy years, the Policy will still have the no-lapse guarantee as long as the premiums paid are sufficient to meet the no-lapse guarantee premium requirement.

Both the no-lapse guarantee premium and the death benefit guarantee premium are per $1000 of face amount and vary by issue age, gender* and smoking status. The no-lapse guarantee premium and the death benefit guarantee premium are shown on the current data pages.

*	For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the insured.

Premium Limitations
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be promptly returned and no further premiums are accepted until allowed by the maximum premium limitations.

Allocation of Premiums
In most states, your initial net premium (and other net premiums we receive prior to the effective date and twenty days after the effective date) is allocated to the Money Market division at the end of the business day we receive the premium. After the examination offer period ends (in most states, after twenty-one days), the money is reallocated to the divisions and/or to the fixed account according to your instructions. If the twenty-first day is not a business day, the transfer will occur on the first business day following the twenty-first day from the effective date.

Example:
The effective date of your Policy is February 1st. Your net premium is allocated to the Money Market division at the end of the valuation period we receive the premium. At the close of business on February 21st, the net premium is reallocated to the division and/or fixed account that you selected.

Net premium payments received after the twenty-day period are allocated to the divisions and/or to the fixed account according to your instructions. For each division and the fixed account, the allocation percentage must be zero or a whole number. The total of all the allocation percentages must equal 100. Incomplete allocation instructions may delay processing. Net premium payments are allocated as of the valuation period in which they are received.

The percentage allocation for future premium payments may be changed, without charge, at any time by:

•	sending a written request to us;

•	calling us at 1-800-247-9988 (if telephone privileges apply); or

•	visiting www.principal.com (if internet privileges apply).

The allocation changes are effective at the end of the valuation period in which your new instructions are received.

Note:
We reserve the right to keep the initial premium payment in the Money Market division longer than 20 days to correspond to the examination offer periods of a particular state’s replacement requirements.

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Division Valuation
There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premium payments or meeting the no lapse guarantee premium or Death Benefit Guarantee premium requirement, it is possible that no death benefit would be paid upon the insured’s death.

At the end of any valuation period, your value in a division is:

•	the number of units you have in the division

•	multiplied by the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:

•	your initial premium payment (less premium expense charges);

•	plus subsequent premium payments (less premium expense charges);

•	plus transfers from another division or the fixed account

minus units sold:

•	for partial surrenders from the division;

•	as part of a transfer to another division, the fixed account or the loan account; and

•	to pay monthly policy charges.

We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:
[{the share price (net asset value) of the underlying mutual fund at the end of the valuation period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}
divided by
the share price of the underlying mutual fund at the end of the previous valuation period after that day’s transactions]

When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

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DEATH BENEFITS AND POLICY VALUES
Death Proceeds
If coverage is in effect and the insured dies before the maturity date, we pay death proceeds. We must receive:

•	proof of the death of the insured;

•	Beneficiary’s Statement (Claim Form)*; and

•	Trust Agreement (if the beneficiary is a trust).

*
If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.

Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY — Rights Under the Policy).
The payments are made in cash lump sum or under a fixed benefit payment option. Death proceeds are calculated as of the date of the insured’s death and include:

•	the death benefit described below;

•	minus loan indebtedness;

•	minus any overdue monthly policy charges if the insured died during a grace period;

•	plus interest on the death proceeds as required by state law;

•	plus proceeds from any benefit rider on the life of the insured.
Benefit Instructions
While the insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options of the Policy. If at the insured’s death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. If a benefit payment option is not selected, the death proceeds are paid in a lump sum. These choices are also available if the Policy matures or is surrendered. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit instructions are revoked.
The benefit payment options include:

•	Custom Benefit Arrangement
A custom benefit payment option may be arranged with our approval.

•	Life Income
We pay income during a person’s lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A guaranteed period of from 5 to 30 years may be used. (If the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions.)

•	Joint and Survivor Life Income
We pay income during the lifetime of two people and continue until the death of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if both the beneficiaries die before the second payment is due. A guaranteed period of from 5 to 30 years may be used. (If both of the beneficiaries die before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions.)
If no beneficiary(ies) survives the insured, the death proceeds will be paid to the owner or the owner’s estate unless otherwise specified.

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Death Benefit Option
The death benefit option is selected at the time of application. If a death benefit is not chosen, the Policy will be issued with Death Benefit Option 1.
The three death benefit options available are:

•	Death Benefit Option 1 - the death benefit equals the greater of:

•	the total face amount; or

•	the amount found by multiplying the policy value by the applicable percentage from the table below.

•	Death Benefit Option 2 - the death benefit equals the greater of:

•	the total face amount plus the policy value; or

•	the amount found by multiplying the policy value by the applicable percentage from the table below.

•	Death Benefit Option 3 - the death benefit equals the greater of:

•	the total face amount plus the greater of a) premiums paid less partial surrenders or b) zero; or

•	the amount found by multiplying the policy value by the applicable percentage from the table below.

APPLICABLE PERCENTAGE TABLE (For ages not shown, the applicable percentage decreases by a pro-rata portion for each full year.)
Insured’s attained age	Percentage
40 and under	250
45	215
50	185
55	150
60	130
65	120
70	115
75 through 90	105
95 and older	101

Example:	The following assumptions are made to demonstrate the use of the Table.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Attained Age: 45
Risk Class: Preferred Non-Smoker
Applicable Percentage: 215%
Death Benefit: $150,000 x 215 = $322,500

Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with or next follows our approval. If the death benefit option change involves a face decrease, you may elect to keep the current face amount, subject to underwriting review and approval.

The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the total face amount so that the death benefit immediately after the change equals the death benefit immediately before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the total face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

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Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the total face amount. The amount of the increase is equal to the policy value on the effective date of the change. The total face amount increase will be in the same proportion as the policy face amount to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000+$50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the total face amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the policy face amount is to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000+($30,000-$10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 -$10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the total face amount by subtracting the policy value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000+($30,000-$10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 -$10,000) - $50,000)	$1,020,000 ($970,000+$50,000)	$50,000

IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies certain tests under Section 7702 of the Internal Revenue Code. The Policy qualifies if it satisfies the guideline premium test (which places limitations on the amount of premium payments that may be made) and falls within a cash value corridor (the limitation of policy values that can accumulate relative to the death benefit). If at any time a premium is paid which would result in total premiums exceeding the maximum premium allowed, we only accept that portion of the premium which would make the total premiums equal the maximum.

Maturity Proceeds
The maturity date is the policy anniversary where the insured’s attained age is 100 and is shown on your current data pages. If the insured is living on the maturity date, the Policy is in force and you do not want the maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the net surrender value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our office.

The maturity proceeds are paid either as a cash lump sum or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the maturity date automatically be extended to the date of the insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).

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Adjustment Options
Increase in policy face amount
You may request an increase at any time provided that the Policy is not in a grace period, and monthly policy charges are not being waived under a rider. The minimum increase in policy face amount is $50,000. A policy face amount increase request made in the first 60 policy months will increase the no-lapse guarantee premium for the remainder of the 60 months.
The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:

•	the insured is alive at the time of your request; and

•	the attained age of the insured is 85 or less at the time of the request; and

•	we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request.
The increase in policy face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request.
We calculate an “adjustment conditional receipt premium deposit” (payment that accompanies request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.
Any payment made with the adjustment application is held in our general account without interest. If we approve the adjustment, on the effective date of the adjustment, the amount of the premium payment being held minus the premium expense charge is moved to the divisions and/or fixed account. Your current premium allocation percentages are used to make this allocation.
The cost of insurance charge will increase in the event of an increase in a Policy’s face amount. If there is insufficient value to pay the higher charges after an increase in face amount, the Policy will lapse unless the no-lapse or death benefit guarantees are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in face amount.
Decrease in policy face amount
On or after the first policy anniversary, you may request a decrease in the policy face amount. No transaction fee is imposed on decreases in the policy face amount. A decrease in face amount lowers the cost of insurance charges but does not reduce surrender charges or no-lapse guarantee premium. A decrease is requested as follows:

•	the request must be made on an adjustment application;

•	the application must be signed by the owner(s);

•	the Policy is not in a grace period;

•	monthly policy charges are not being waived under a waiver rider;

•	the amount of the decrease is subject to our then current underwriting guidelines; and

•	the decrease may not reduce the policy face amount below $100,000.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.

Adjustments in total face amount
The Supplemental Benefit Rider face amount is included in the total face amount. While the rider is in force, you may request an increase or decrease in the Supplemental Benefit Rider face amount. Decreases will not be made during the first policy year. Adjustments are subject to our approval and rider provisions. We will approve an adjustment subject to:

•	The attained age of the insured must be age 80 or less (for an increase request);

•	The amount of any increase meets our underwriting guidelines then in effect; and

•	The Policy is not in a grace period and monthly policy charges are not being waived under any rider.

The maximum face amount of the Supplemental Benefit Rider is 90% of the total face amount. There is no minimum face amount for the Supplemental Benefit Rider.

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Policy Values

•	Your policy value is equal to the sum of the values in your divisions, fixed account and loan account. Your policy value:

•	increases as premiums are applied and when interest is credited;

•	decreases as policy loans, partial surrenders, unpaid loan interest and policy expense are deducted; and

•	can increase or decrease as the investment experience of your chosen divisions fluctuates.
SURRENDERS AND PARTIAL SURRENDERS

Surrenders
You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective as of the end of the valuation period during which we receive your written request for surrender.

Total and partial surrenders from the Policy are generally paid within five business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY — Delay of Payments).

Full surrender
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. There is no refund of any monthly policy charges deducted before the full surrender effective date.

We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the cash surrender value.

Partial surrender
On or after the first policy anniversary and prior to the maturity date, you may surrender a part of the net surrender value. The minimum amount of a partial surrender is $500. Up to two partial surrenders may be made during a policy year. The total of your two partial surrenders during a policy year may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year). The partial surrender may not decrease the policy face amount to less than $100,000. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable.
Your policy value is reduced by the amount of the surrender. We surrender units from the divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The surrender is deducted from your division(s) and/or Fixed Account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender.

•
If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the amount of the partial surrender. In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount the partial surrender exceeds the difference between the death benefit and total face amount. If the total face amount had been increased, any reduction of the total face amount is made on a last in, first out basis.

•	If the Death Benefit Option 2 is in effect, there is no reduction in the total face amount upon a partial surrender.

•	If the Death Benefit Option 3 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the greater of (a) or (b) where:

(a)	is the amount by which the total partial surrenders exceed total premiums paid*; and

(b)	is zero.

In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount determined above which exceeds the difference between the death benefit and total face amount. If the total face amount has been increased, any reduction of the total face amount is made on a last in, first out basis.

*	Face amount reduction will be less if the face amount has already been reduced due to a prior partial surrender.

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Examination Offer (Free-Look Provision)
Under state law, you have the right to return the Policy for any reason during the examination offer period. If you return the Policy, we will refund your premium in states where required. In states where permitted, we will refund the net policy value plus any fees or charges taken (which may be more or less than premiums paid).

Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent no later (as determined by the postmark) than the last day of the examination offer period.

The examination offer period is the later of:

•	10 days after the Policy is delivered to you; or

•	such later date as specified by applicable state law.

NOTE: See GENERAL DESCRIPTION OF THE POLICY – Delay of Payments.
LOANS

Policy Loans
While your Policy is in effect (but after the examination offer period) and has a net surrender value, you may borrow money from us with the Policy as the security for the policy loan.

•	The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.

•	You may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $5,000, your request must be made in writing.

•	Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).

•	Requests for policy loans from any joint owner are binding on all joint owners.

•	Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable (see PREMIUMS – Payment of Premiums).
You are charged interest on your policy loan. During the first ten policy years, the interest rate is 5.50% per year. After policy year ten, the interest rate is 3.80% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be withdrawn from your division(s) and/or fixed account and transferred to the loan account. Withdrawals are made in the same proportion as the allocation used for the most recent monthly policy charge.
A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s) and the interest credited to the fixed account. In addition, loan indebtedness is subtracted from:

•	death proceeds at the death of the insured;

•	surrender value upon full surrender or termination of a Policy; and

•	maturity proceeds paid.
Loan indebtedness reduces your net surrender value. If the net surrender value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Grace Period).
If the Policy lapses with an outstanding loan balance, there may be tax consequences.
Loan Account
When a policy loan is taken, a loan account is established. An amount equal to the loan is transferred from your division(s) and fixed account to your loan account. Loan accounts are part of our general account. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge. There are no restrictions from which accounts the loan amount can be transferred. Any loan interest due and unpaid is transferred in the same manner.
Your loan account earns interest from the date of transfer. The loan account interest rate is 4.00% per year. Interest accrues daily and is paid at the end of the policy year.

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Loan Payments
While the Policy is in force and before the insured dies, you may pay the loan as follows:

•	policy loans may be repaid totally or in part;

•	repayments are allocated to the division(s) and fixed account in the proportions used for allocation of premium payments;

•	payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding;

•	the repayments are allocated as of the valuation period in which we receive the repayment; and

•	repayments are to be sent to our service office.
POLICY TERMINATION AND REINSTATEMENT
Policy Termination (Lapse)
If the net surrender value on any monthly date is less than the monthly policy charge, a 61-day grace period begins. However, during the first 60 policy months, the Policy will not enter a grace period if ((a) minus (b)) is greater than or equal to (c) where:

(a)	is the sum of the premiums paid;

(b)	is the sum of loan indebtedness and partial surrenders; and

(c)	is the sum of the no-lapse guarantee premiums since the policy date to the most recent monthly date.
After the first 60 policy months, making premium payments under your planned periodic premium schedule does not guarantee that your Policy will stay in force unless:

•	your Policy’s net surrender value is at least equal to the monthly policy charge on the current monthly date; or

•	the death benefit guarantee rider is in effect.
Grace Period
If the net surrender value on a monthly date is less than the current monthly charge or loan indebtedness is greater than the net surrender value (overloan), and neither the no-lapse guarantee provision nor the death benefit guarantee rider is in effect, we will send you a notice of pending lapse and a grace period begins. We will send you a notice at the start of the grace period (to your last known post office address) stating the required premium to avoid policy lapse. If the grace period begins because of an overloan, the notice will also state a higher, optional premium payment amount that will decrease the loan indebtedness. Loan repayments count toward your grace period payment. The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will terminate without value.

NOTE:	The state of Florida requires that the net surrender value of the policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.
During the first 60 policy months, the required premium is the greater of (a) or (b) where:

(a)	is three monthly policy charges divided by (1 minus the maximum premium expense charge); and

(b)	is three no-lapse guarantee monthly premiums.
After the first 60 policy months, the required premium is (a) plus (b) where:

(a)	is the amount by which the surrender charge is more than the Policy value on the monthly date on or immediately preceding the start of the grace period; and

(b)	is three monthly policy charges divided by (1 minus the maximum premium expense charge).
When the required premium is paid during the grace period, monthly charges are not deducted until the monthly anniversary following the payment. Therefore, during the grace period the net surrender value may be overstated.

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The determination of three monthly policy charges is made by taking three times the “failed” monthly deduction that could not be made due to insufficient policy value.
Example:    Policy Value: $5,000
Loan Balance: $4,000
Surrender Charge: $500
Net Surrender Value: $500 (Policy Value minus Loan Balance minus Surrender Charge)
Monthly Policy Charge: $1,000
No-Lapse Guarantee Premium: $1,200, in the first poling year
Maximum Premium Expense Charge: 6.45% (3.00% sales charge, 2.20% state and local taxes, 1.25% federal taxes)
During the first 60 policy months, the required premium is $3,600 [($1,200 x 3)]
After the first 60 policy months, the required premium is $3,207 [($1,000 x 3)/(1 - 0.0645)]
The required premium is intended to a) reimburse us for the monthly policy charges during the grace period, and b) provide enough policy value to pay the monthly policy charge on the first monthly date after the grace period. If the grace period ends before we receive the required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
The Policy is in force during a grace period. If we do not receive the required premium, the Policy terminates as of the end of the grace period. If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:

•	all monthly policy charges due and unpaid at the death of the insured; and

•	any loan indebtedness.
The Policy also terminates:

•	when you make a full Policy surrender;

•	when death proceeds are paid; and

•	on the maturity date.
When the Policy terminates, all of the owners’ Policy rights and privileges end.
Neither partial surrenders nor policy loans may be made during a grace period.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:

•	prior to the maturity date and while the insured is alive;

•	upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);

•	if you make a payment of a reinstatement premium; and

•	if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).
The reinstatement premium is calculated using the required premium formulas found above in the Grace Period section. The required premium formula in effect on the date the Policy was terminated will be used in this calculation. If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).
We do not require payment of monthly policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our general account without interest. If the reinstatement is approved, they are allocated to your selected division(s) and/or fixed account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The premium expense charge is calculated based on the number of years since the Policy was issued.

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TAX ISSUES RELATED TO THE POLICY

The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE:
Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.

Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the insured.

For employer-owned life insurance on the life of an insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.

Taxation of Maturity Proceeds
A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.

Taxation of Growth in Policy Value
Any increase in policy value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.

Taxation of Policy Surrenders and Partial Surrenders
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.

A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total face amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.
Transfers between the division(s) and/or fixed account are not considered as distributions from the Policy and would not be considered taxable income.

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Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax.
If the Policy lapses with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. Please consult with your tax advisor before changing ownership of your life insurance policy.

Taxation of Change of Insured
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the policy value and the net premiums paid.

Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is:

•	made after the owner attains age 59½; or

•	attributable to the taxpayer becoming disabled; or

•
part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.

Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.

Corporate Alternative Minimum Tax
Ownership of a Policy by certain corporations may affect the owner’s exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year’s increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of a) the premiums paid on that Policy in the year of death, and b) the corporation’s basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation’s tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to S Corporations. Such tax also does not apply to “Small Corporations” as defined by Section 55(e) of the Internal Revenue Code.

Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

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Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.

Withholding
Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), we will be required to withhold a 30% tax on certain distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy owner that is a foreign entity fails to provide us with appropriate certifications or other documentation concerning its status under FATCA.
GENERAL PROVISIONS
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by;

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to;

•	increased broker-dealer commissions; and

•	increased recordkeeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfer during a Contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.

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In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum policy face amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum policy face amount. The increased minimum face amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the insured be age 85 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:

•	furnish satisfactory evidence of insurability of the insured; and

•	meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, you must send a payment with your completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned no later than five business days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates will be dated on the first day of the following month. Policies that are issued on a cash-on-delivery (“COD”) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a policy owner and are located in the Policy.
Upon specific request and our approval, your Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.

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Effective Date
The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Distribution of the Policy
The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first policy year (or the first year following an adjustment) up to the surrender target premium. In addition, a commission of up to 2.5% of premium above the surrender target premium received in the first policy year (or first year following an adjustment) may be paid. In the second through fifth years following the policy date (or adjustment date), commissions range from 0% to 2.5% of premiums received. A service fee up to 0.25% of net policy value is paid in the sixth trough tenth policy years and up to 0.15% of net policy value in policy years eleven and beyond. Expense allowances may be paid to agents and brokers based on premiums received. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
Applications for the Policies are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or Princor have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy owners’ instructions. Because the Company and Princor receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.

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Statement of Values
You receive an annual statement at the end of each policy year. The statement will show:

•	current death benefit;

•	current policy value and surrender value;

•	all premiums paid since the last statement;

•	all charges since the last statement;

•	any loan indebtedness;

•	any partial surrenders since the last statement;

•	the number of units and unit value;

•	total value of each of your divisions and the fixed account;

•	designated beneficiary(ies); and

•	all riders included in the Policy.
You will also receive a statement as of the end of each calendar quarter. At any time, you may request a free current statement by telephoning 1-800-247-9988.
We also send you the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Internet and Telephone
If you elect to use internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:

•	change in allocations of future premium payments;

•	change in allocation of the monthly policy charge;

•	change to your APR instructions;

•	change to your DCA instructions;

•	unscheduled transfers; and

•	policy loan (not available via the internet) (loan proceeds are mailed to the owner’s address of record).
If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Your instructions:

•	may be given by calling us at 1-800-247-9988 between 7 a.m. and 6 p.m. Central Time on any day that the NYSE is open;

•
may be given by accessing us at www.principal.com (for security purposes, you need a password to use any of the internet services, including viewing your Policy information on-line. If you don’t have a password, you can obtain one at www.principal.com);

•	must be received by us before the close of the NYSE (generally 3:00 p.m.Central Time) to be effective the day you call;

•	are effective the next business day if not received until after the close of the NYSE; and

•	from one joint owner are binding on all joint owners.
Interactive Voice Response (IVR)
You may receive information about your Policy from our Interactive Voice Response (IVR) system between 7 a.m. and 9 p.m. Central Time seven days a week. The IVR number is 1-800-247-9988. Through this automated system, you can:

•	obtain information about policy values; and

•	request common service forms to be mailed to you.
Instructions from one joint owner are binding on all joint owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner’s address of record. The procedures for internet include requesting the same personal identification information as well as your Password, logging all internet activity and sending written transaction confirmations to the owner’s address of record.

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Misstatement of Age or Gender
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any policy face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.
Independent Registered Public Accounting Firm
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

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TABLE OF SEPARATE ACCOUNT DIVISIONS
The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

American Century VP Income & Growth Division
Invests in:	American Century VP Income & Growth Fund - Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection Division
Invests in:	American Century VP Inflation Protection Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division
Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division
Invests in:	American Century VP Ultra Fund - Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Century VP Value Division
Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series Blue Chip Income and Growth Division
Invests in:	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to produce income exceeding the average yield on U.S stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds Insurance Series Growth Fund Division
Invests in:	American Funds Insurance Series - Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks growth of capital.

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American Funds Insurance Series International Fund Division
Invests in:	American Funds Insurance Series - International Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series New World Fund Division
Invests in:	American Funds Insurance Series - New World Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

Calvert S&P 500 Index Division (no longer available to new investors with an application signature date of 4/25/2014 and later)
Invests in:	Calvert VP S&P 500 Index Portfolio
Investment Advisor:	Calvert Investment Management, Inc. through a sub-advisory agreement with Ameritas Investment, Partners Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

ClearBridge Mid Cap Core Division
Invests in:	ClearBridge Variable Mid Cap Core Portfolio - Class I Shares
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

Delaware Small Cap Value Division
Invests in:	Delaware VIP Small Cap Value Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

Delaware Smid Cap Growth Division
Invests in:	Delaware VIP Smid Cap Growth Series - Service Class
Investment Advisor:	Delaware Management Company through a sub-advisory agreement with Jackson Square Partners
Investment Objective:	seeks long-term capital appreciation.

Deutsche Small Mid Cap Value Division (fka DWS Dreman Small Mid Cap Value Division)
Invests in:	Deutsche Small Mid Cap Value VIP - Class B (fka DWS Small Mid Cap Value VIP - Class B)
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

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Dreyfus IP MidCap Stock Division
Invests in:	Dreyfus IP MidCap Stock Portfolio - Service Shares
Investment Advisor:	The Dreyfus Corporation through a sub-advisory agreement with Mellon Capital Management Corporation
Investment Objective:
seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).

Fidelity VIP Contrafund Division
Invests in:	Fidelity VIP Contrafund® Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division
Invests in:	Fidelity VIP Equity-Income Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Growth Division
Invests in:	Fidelity VIP Growth Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP High Income Division
Invests in:	Fidelity VIP High Income Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Franklin Small Cap Value VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	seeks long-term total return.

Invesco American Franchise Division
Invests in:	Invesco V.I. American Franchise Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco American Value Division
Invests in:	Invesco V.I. American Value Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

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Invesco Core Equity Division
Invests in:	Invesco V.I. Core Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Global Health Care Division
Invests in:	Invesco V.I. Global Health Care Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Mid Cap Core Equity Division
Invests in:	Invesco V.I. Mid Cap Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Mid Cap Growth Division
Invests in:	Invesco V.I. Mid Cap Growth Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco Small Cap Equity Division
Invests in:	Invesco V.I. Small Cap Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Technology Division
Invests in:	Invesco V.I. Technology Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Aspen Enterprise Division
Invests in:	Janus Aspen Series Enterprise Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

MFS Mid Cap Value Division
Invests in:	MFS® Mid Cap Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS VIT New Discovery Division
Invests in:	MFS® VIT New Discovery Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

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Balanced Division
Invests in:	Principal Variable Contracts Funds Balanced Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return consisting of current income and capital appreciation.

Bond & Mortgage Securities Division
Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income.

Capital Appreciation Division
Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long term growth of capital.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

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LargeCap Blend II Division (Merged into the Capital Appreciation Division effective April 2015)
Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II - Class 1 (Merged into the Principal Variable Contracts Funds Principal Capital Appreciation Account - Class 1 effective April 2015)
Investment Advisor:	T. Rowe Price Associates, Inc. and ClearBridge Investments, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account - Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seek long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value Division
Invests in:	Principal Variable Contracts Funds LargeCap Value Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Division (no longer available to new investors with an application signature date of 8/16/2013 and later)
Invests in:	Principal Variable Contracts Funds MidCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Money Market Division
Invests in:	Principal Variable Contracts Funds Money Market Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

44

Principal LifeTime 2010 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2060 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2060 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

45

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

SAM Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

SAM Conservative Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

46

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Blend Division
Invests in:	Principal Variable Contracts Funds SmallCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Growth II Division (Merged into the SmallCap Blend Division effective April 2015)
Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II - Class 1 (Merged into the Principal Variable Contracts Fund Small Cap Blend Account Class 1 effective April 2015)
Investment Advisor:	Emerald Advisers, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Value I Division (Merged into the SmallCap Blend Division effective April 2015)
Invests in:	Principal Variable Contracts Funds SmallCap Value Account I - Class 1 (Merged into the Principal Variable Contracts Fund Small Cap Blend Account Class 1 effective April 2015)
Investment Advisor:	J.P. Morgan Investment Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Putnam VT Voyager Division
Invests in:	Putnam VT Voyager Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital appreciation.

Templeton Global Bond VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

TOPS Managed Risk Balanced ETF Division
Invests in:	TOPS®™ Managed Risk Balanced ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

47

TOPS Managed Risk Growth ETF Division
Invests in:	TOPS®™ Managed Risk Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF Division
Invests in:	TOPS®™ Managed Risk Moderate Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

Van Eck Global Hard Assets Division
Invests in:	Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund - Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wanger International Division
Invests in:	Wanger International
Investment Advisor:	Columbia Wanger Asset Management LLC
Investment Objective:	seeks long-term capital appreciation.

Wells Fargo Advantage VT Index Asset Allocation Division
Invests in:	Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term total return, consisting of capital appreciation and current income.

Wells Fargo Advantage VT Intrinsic Value Division
Invests in:	Wells Fargo Advantage VT Intrinsic Value Fund – Class 2
Investment Advisor:	Metropolitan West Capital Management, LLC through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation.

Wells Fargo Advantage VT Omega Growth Division
Invests in:	Wells Fargo Advantage VT Omega Growth Fund – Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation.

48

APPENDIX A

TARGET PREMIUMS
ANNUAL PER $1,000 POLICY FACE AMOUNT

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	2.18	1.74	2.09	43	13.66	10.40	13.01
1	2.18	1.74	2.09	44	14.29	10.88	13.61
2	2.18	1.74	2.09	45	14.91	11.37	14.20
3	2.18	1.74	2.09	46	15.89	11.86	15.08
4	2.18	1.74	2.09	47	16.86	12.35	15.96
5	2.18	1.74	2.09	48	17.84	12.85	16.84
6	2.18	1.74	2.09	49	18.81	13.34	17.72
7	2.18	1.74	2.09	50	19.79	13.83	18.60
8	2.18	1.74	2.09	51	20.77	14.32	19.48
9	2.18	1.74	2.09	52	21.74	14.81	20.35
10	2.18	1.74	2.09	53	22.72	15.30	21.24
11	2.29	1.83	2.20	54	23.69	15.79	22.11
12	2.40	1.91	2.30	55	24.67	16.28	22.99
13	2.51	2.00	2.41	56	25.91	17.56	24.24
14	2.62	2.08	2.51	57	27.16	18.85	25.50
15	2.73	2.17	2.62	58	28.40	20.13	26.75
16	2.96	2.36	2.84	59	29.65	21.42	28.00
17	3.20	2.54	3.07	60	30.89	22.70	29.25
18	3.43	2.73	3.29	61	32.13	23.98	30.50
19	3.67	2.91	3.52	62	33.38	25.27	31.76
20	3.90	3.10	3.74	63	34.62	26.55	33.01
21	3.92	3.11	3.76	64	35.87	27.84	34.26
22	3.94	3.13	3.78	65	37.11	29.12	35.51
23	3.95	3.14	3.79	66	37.47	29.68	35.91
24	3.97	3.16	3.81	67	37.83	30.25	36.31
25	3.99	3.17	3.83	68	38.19	30.81	36.71
26	4.46	3.50	4.27	69	38.55	31.37	37.11
27	4.93	3.84	4.71	70	38.91	31.94	37.52
28	5.39	4.17	5.15	71	39.46	32.50	38.07
29	5.86	4.51	5.59	72	40.02	33.06	38.63
30	6.33	4.84	6.03	73	40.58	33.62	39.19
31	6.80	5.17	6.47	74	41.14	34.19	39.75
32	7.26	5.51	6.91	75	41.70	34.75	40.31
33	7.73	5.84	7.35	76	43.93	36.61	42.47
34	8.19	6.18	7.79	77	46.15	38.46	44.61
35	8.66	6.51	8.23	78	48.38	40.32	46.77
36	9.29	7.00	8.83	79	50.60	42.18	48.92
37	9.91	7.48	9.42	80	52.83	44.04	51.07
38	10.54	7.97	10.03	81	55.05	45.89	53.22
39	11.16	8.45	10.62	82	57.28	47.75	55.37
40	11.79	8.94	11.22	83	59.50	49.61	57.52
41	12.41	9.43	11.81	84	61.73	51.46	59.68
42	13.04	9.91	12.41	85	63.95	53.32	61.82

49

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2015 and which is part of this prospectus.

Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Variable Universal Life Accumulator, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com

Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Principal Variable Universal Life Accumulator
Investment Company Act File No. 333-65690

50

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL VARIABLE UNIVERSAL LIFE ACCUMULATOR
dated May 1, 2015
The Statement of Additional Information provides information about the Principal Variable Universal Life Accumulator Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s Prospectus dated May 1, 2015 . It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:
Principal Variable Universal Life Accumulator
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

GENERAL INFORMATION AND HISTORY
The Company
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Accumulator Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-0431. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
Principal Life Insurance Company Variable Life Separate Account
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the separate account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa, 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.
UNDERWRITERS
The principal underwriter of the Policy is Princor Financial Services Corporation (“Princor”) which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. Princor’s address is Princor Financial Services Corporation, 655 9th Street, Des Moines, IA 50392. Princor was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Policy. For the last three fiscal years Princor has received and retained the following commissions:

2014 received/retained	2013 received/retained	2012 received/retained
$205,372/$0	$178,919/$0	$208,467/$0
UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age last birthday, with distinction for the insured’s gender and smoking status.

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Policy was not offered prior to November 19, 2001. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
From time to time the Principal Variable Contracts Fund, Inc. advertises its Money Market division’s “yield” and “effective yield”. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2014 , the 7-day annualized and effective yields were 0.00% and 0.00%, respectively.
Performance history of the underlying mutual funds is measured by comparing the value of the underlying mutual fund at the beginning of the period to the value of the underlying mutual fund at the end of the period.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.

Following are the hypothetical average annual total returns for the periods ended December 31, 2014 , assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
American Century VP Income & Growth	10/31/1997	12.50%	15.59%	6.92%
American Century VP Inflation Protection	12/31/2002	3.30%	3.58%	3.86%
American Century VP Mid Cap Value	10/29/2004	16.24%	15.67%	10.03%
American Century VP Ultra	05/01/2001	9.99%	15.04%	6.61%
American Century VP Value	05/01/1996	12.89%	14.16%	7.17%
American Funds Insurance Series Growth Fund	02/08/1984	8.51%	13.59%	7.83%
American Funds Insurance Series International Fund	05/01/1990	-2.65%	5.19%	6.35%
American Funds Insurance Series New World Fund	06/17/1999	-7.87%	4.16%	8.39%
Balanced	12/18/1987	8.81%	11.69%	6.19%
Bond & Mortgage Securities	12/18/1987	5.24%	6.05%	4.08%
Calvert S&P 500 Index	12/29/1995	13.21%	15.02%	7.31%
Delaware Small Cap Value	05/01/2000	5.62%	15.62%	8.40%
Delaware Smid Cap Growth	05/01/2000	2.87%	18.70%	10.42%
Diversified International	05/02/1994	-3.21%	6.65%	5.75%
Dreyfus IP MidCap Stock	12/29/2000	11.76%	17.97%	8.16%
DWS Small Mid Cap Value	05/01/1996	5.09%	13.02%	8.30%
Equity Income	04/28/1998	12.80%	14.73%	8.01%
Fidelity VIP Contrafund	01/03/1995	11.94%	14.35%	8.89%
Fidelity VIP Equity-Income	11/03/1986	8.72%	13.70%	6.25%
Fidelity VIP Growth	10/31/1986	11.01%	16.42%	7.46%
Fidelity VIP High Income	10/01/1985	1.16%	7.71%	6.28%
Franklin Small Cap Value VIP	05/01/1998	0.57%	14.89%	7.96%
Government & High Quality Bond	05/06/1993	5.08%	3.97%	4.43%
International Emerging Markets	10/24/2000	-3.75%	1.72%	8.19%
Invesco American Franchise	07/03/1995	8.44%	14.21%	7.89%
Invesco Core Equity	05/02/1994	8.15%	11.75%	7.58%
Invesco Global Health Care	05/22/1997	19.67%	17.35%	9.95%
Invesco Mid Cap Core Equity	09/10/2001	4.17%	9.51%	6.62%
Invesco Mid Cap Growth	09/25/2000	8.04%	12.72%	7.57%
Invesco Small Cap Equity	08/29/2003	2.36%	15.38%	8.4%
Invesco Technology	05/21/1997	11.05%	12.24%	6.58%
Janus Aspen Enterprise	09/13/1993	12.24%	16.44%	10.37%
LargeCap Blend II	05/01/2002	11.30%	13.77%	7.20%
LargeCap Growth	05/02/1994	11.12%	14.54%	8.01%
LargeCap Growth I	06/01/1994	8.61%	15.45%	8.72%
LargeCap S&P 500 Index	05/03/1999	13.29%	15.05%	7.35%
LargeCap Value	05/13/1970	11.17%	14.76%	6.75%
MFS VIT New Discovery	05/01/1998	-7.49%	13.96%	8.67%
MidCap	12/18/1987	12.99%	19.42%	11.35%
Money Market	03/18/1983	0.00%	0.00%	1.48%
Principal LifeTime 2010	08/30/2004	4.81%	8.46%	4.79%
Principal LifeTime 2020	08/30/2004	5.75%	9.89%	5.66%
Principal LifeTime 2030	08/30/2004	6.06%	10.48%	5.71%
Principal LifeTime 2040	08/30/2004	6.21%	11.22%	6.02%
Principal LifeTime 2050	08/30/2004	6.21%	11.43%	6.08%
Principal LifeTime 2060	05/01/2013	5.58%			12.80%
Principal LifeTime Strategic Income	08/30/2004	4.57%	6.78%	4.03%
Putnam VT Voyager Class IB	02/01/1988	9.72%	12.32%	8.05%
Real Estate Securities	05/01/1998	32.82%	17.28%	9.60%
SAM Balanced	06/03/1997	6.82%	10.22%	6.60%
SAM Conservative Balanced	04/23/1998	6.22%	8.55%	6.09%

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
SAM Conservative Growth	06/03/1997	7.43%	11.61%	6.69%
SAM Flexible Income	09/09/1997	6.03%	7.63%	5.76%
SAM Strategic Growth	06/03/1997	8.68%	12.81%	6.88%
Short-Term Income	01/12/1994	1.73%	2.67%	3.33%
SmallCap Blend	05/01/1998	4.89%	16.84%	7.51%
SmallCap Growth II	05/01/1998	6.77%	17.31%	7.71%
SmallCap Value I	05/01/1998	7.17%	17.23%	7.18%
Templeton Global Bond VIP	01/24/1989	1.83%	6.23%	7.54%
TOPS Managed Risk Balanced ETF	06/09/2011	3.06%			5.06%
TOPS Managed Risk Growth ETF	04/26/2011	1.31%			5.02%
TOPS Managed Risk Moderate Growth ETF	06/09/2011	2.81%			6.10%
Van Eck Global Hard Assets Initial Class	05/01/2006	-19.35%	-0.34%		2.17%
Wells Fargo Advantage VT Index Asset Allocation	04/15/1994	18.06%	14.00%	7.16%
Wells Fargo Advantage VT Intrinsic Value	05/06/1996	10.31%	13.85%	6.19%
Wells Fargo Advantage VT Omega Growth	03/06/1997	3.86%	13.86%	9.33%
FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm
The Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Principal Life Insurance Company Variable Life Separate Account (“Separate Account”), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2014, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2014 and 2013. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Principal Life Insurance Company Variable Life Separate Account at December 31, 2014, the results of its operations for the year or period then ended and the changes in its net assets for the years or periods ended December 31, 2014 and 2013, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
April 27, 2015

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division

Assets
Investments in shares of mutual funds, at market	$389,700	$541,710	$302,023

Liabilities	—	—	—
Net assets	$389,700	$541,710	$302,023

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$—	$—
Benefit Variable Universal Life II	10,786	36,082	3,115
Executive Variable Universal Life	—	—	29,848
Executive Variable Universal Life II	378,914	505,628	45,134
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	223,926
Total net assets	$389,700	$541,710	$302,023

Investments in shares of mutual funds, at cost	$384,480	$513,125	$309,751
Shares of mutual fund owned	17,876	28,451	22,322
Accumulation units outstanding:
Benefit Variable Universal Life	—	—	—
Benefit Variable Universal Life II	816	3,540	436
Executive Variable Universal Life	—	—	4,175
Executive Variable Universal Life II	28,669	49,614	6,312
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	31,320

Accumulation unit value:
Benefit Variable Universal Life	$—	$—	$7.15
Benefit Variable Universal Life II	13.22	10.19	7.15
Executive Variable Universal Life	—	—	7.15
Executive Variable Universal Life II	13.22	10.19	7.15
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	7.15

See accompanying notes.

AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division

$1,594,059	$3,343,307	$356,725	$3,188,408	$4,424,677	$1,429,101	$552,600

—	—	—	—	—	—	—
$1,594,059	$3,343,307	$356,725	$3,188,408	$4,424,677	$1,429,101	$552,600

$—	$—	$80,014	$—	$16,923	$—	$20,538
96,420	250,516	5,525	—	47,499	—	114,978
—	—	217,372	—	1,401,102	—	134,596
1,213,475	2,678,252	13,979	—	469,911	—	282,488
—	—	—	22,476	—	16,989	—
—	—	—	2,151,686	—	411,395	—
—	—	—	204,405	—	86,627	—
—	—	—	809,841	—	128,611	—
—	—	—	—	790,465	183,362	—
—	—	—	—	1,126,925	239,482	—
284,164	414,539	39,835	—	571,852	362,635	—
$1,594,059	$3,343,307	$356,725	$3,188,408	$4,424,677	$1,429,101	$552,600

$1,659,488	$3,248,917	$328,812	$2,022,689	$3,429,027	$1,543,243	$561,457
76,016	152,315	22,707	315,372	437,221	137,546	55,427

—	—	7,344	—	749	—	1,060
5,275	13,117	507	—	2,102	—	5,932
—	—	19,952	—	62,018	—	6,944
66,384	140,228	1,283	—	20,800	—	14,574
—	—	—	1,198	—	1,511	—
—	—	—	103,544	—	35,343	—
—	—	—	9,836	—	7,442	—
—	—	—	38,971	—	11,049	—
—	—	—	—	34,989	15,753	—
—	—	—	—	49,882	20,574	—
15,545	21,704	3,656	—	25,312	31,154	—

$—	$—	$10.89	$—	$22.59	$—	$19.38
18.28	19.10	10.89	—	22.59	—	19.38
—	—	10.89	—	22.59	—	19.38
18.28	19.10	10.89	—	22.59	—	19.38
—	—	—	18.76	—	11.24	—
—	—	—	20.78	—	11.64	—
—	—	—	20.78	—	11.64	—
—	—	—	20.78	—	11.64	—
—	—	—	—	22.59	11.64	—
—	—	—	—	22.59	11.64	—
18.28	19.10	10.89	—	22.59	11.64	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014
	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division

Assets
Investments in shares of mutual funds, at market	$16,041,870	$2,020,250	$3,229,950

Liabilities	—	—	—
Net assets	$16,041,870	$2,020,250	$3,229,950

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$538,180	$—	$263,035
Benefit Variable Universal Life II	520,027	—	—
Executive Variable Universal Life	8,923,146	—	1,030,989
Executive Variable Universal Life II	4,929,000	—	—
Flexible Variable Life	12,120	23,832	—
PrinFlex Life®	303,872	1,040,487	—
Survivorship Flexible Premium Variable Universal Life	—	227,033	—
Principal Variable Universal Life Accumulator	123,750	728,898	—
Principal Variable Universal Life Accumulator II	181,795	—	1,245,552
Principal Variable Universal Life Income	76,547	—	690,374
Principal Variable Universal Life Income II	433,433	—	—
Total net assets	$16,041,870	$2,020,250	$3,229,950

Investments in shares of mutual funds, at cost	$13,666,864	$1,187,560	$2,229,511
Shares of mutual fund owned	808,155	125,248	203,014
Accumulation units outstanding:
Benefit Variable Universal Life	22,082	—	12,875
Benefit Variable Universal Life II	21,337	—	—
Executive Variable Universal Life	366,128	—	50,467
Executive Variable Universal Life II	202,243	—	—
Flexible Variable Life	515	1,418	—
PrinFlex Life®	12,468	55,878	—
Survivorship Flexible Premium Variable Universal Life	—	12,192	—
Principal Variable Universal Life Accumulator	5,078	39,143	—
Principal Variable Universal Life Accumulator II	7,459	—	60,969
Principal Variable Universal Life Income	3,141	—	33,793
Principal Variable Universal Life Income II	17,784	—	—

Accumulation unit value:
Benefit Variable Universal Life	$24.37	$—	$20.43
Benefit Variable Universal Life II	24.37	—	—
Executive Variable Universal Life	24.37	—	20.43
Executive Variable Universal Life II	24.37	—	—
Flexible Variable Life	23.54	16.81	—
PrinFlex Life®	24.37	18.62	—
Survivorship Flexible Premium Variable Universal Life	24.37	18.62	—
Principal Variable Universal Life Accumulator	24.37	18.62	—
Principal Variable Universal Life Accumulator II	24.37	—	20.43
Principal Variable Universal Life Income	24.37	—	20.43
Principal Variable Universal Life Income II	24.37	—	—

See accompanying notes.

American Century VP Value Class II Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division	Balanced Class 1 Division	Bond & Mortgage Securities Class 1 Division	Bond Market Index Class 1 Division

$28,554,434	$29,262	$436,913	$677,993	$15,627,655	$55,847,459	$1,219,752

—	—	—	—	—	—	—
$28,554,434	$29,262	$436,913	$677,993	$15,627,655	$55,847,459	$1,219,752

$1,262,076	$—	$—	$—	$—	$2,688,974	$75,388
292,845	313	—	—	—	197,193	12,591
7,555,267	—	12,741	253,997	—	18,467,144	420,040
9,653,177	20,325	207,171	310,450	—	1,718,165	711,733
19,021	—	—	—	2,239,937	991,292	—
2,426,402	56	33,428	37,121	9,418,482	12,405,801	—
953,460	—	—	—	885,340	1,372,927	—
859,144	—	70	5,881	845,397	5,735,680	—
2,577,032	—	41,740	58,349	1,401,822	6,322,389	—
1,654,603	4,578	—	—	836,677	4,647,100	—
1,301,407	3,990	141,763	12,195	—	1,300,794	—
$28,554,434	$29,262	$436,913	$677,993	$15,627,655	$55,847,459	$1,219,752

$21,099,887	$29,255	$451,081	$732,105	$11,352,985	$54,516,348	$1,191,571
3,031,256	367	21,533	33,008	811,405	4,873,251	117,964

50,667	—	—	—	—	111,592	7,166
11,757	29	—	—	—	8,183	1,197
303,314	—	1,327	27,702	—	766,382	39,925
387,537	1,856	21,583	33,860	—	71,303	67,650
839	—	—	—	43,121	22,925	—
97,411	5	3,483	4,049	368,757	514,838	—
38,278	—	—	—	46,161	65,432	—
34,492	—	7	641	33,099	238,030	—
103,459	—	4,349	6,364	54,885	262,377	—
66,426	418	—	—	32,758	192,853	—
52,246	364	14,769	1,330	—	53,982	—

$24.91	$10.95	$9.60	$9.17	$—	$24.10	$10.52
24.91	10.95	9.60	9.17	—	24.10	10.52
24.91	10.95	9.60	9.17	—	24.10	10.52
24.91	10.95	9.60	9.17	—	24.10	10.52
22.66	10.90	9.55	9.13	51.95	43.24	—
24.91	10.95	9.60	9.17	25.54	24.10	—
24.91	10.95	9.60	9.17	19.18	20.98	—
24.91	10.95	9.60	9.17	25.54	24.10	—
24.91	10.95	9.60	9.17	25.54	24.10	—
24.91	10.95	9.60	9.17	25.54	24.10	—
24.91	10.95	9.60	9.17	—	24.10	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class F Division	Calvert Russell 2000 Small Cap Index Class F Division

Assets
Investments in shares of mutual funds, at market	$1,975,866	$825,508	$14,943,187

Liabilities	—	—	—
Net assets	$1,975,866	$825,508	$14,943,187

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$—	$738,122
Benefit Variable Universal Life II	125,155	1,075	175,417
Executive Variable Universal Life	—	—	7,380,444
Executive Variable Universal Life II	1,850,711	358,787	4,914,344
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	264,977
Principal Variable Universal Life Income	—	—	796,562
Principal Variable Universal Life Income II	—	465,646	673,321
Total net assets	$1,975,866	$825,508	$14,943,187

Investments in shares of mutual funds, at cost	$2,133,713	$821,026	$14,595,169
Shares of mutual fund owned	25,033	15,037	195,822
Accumulation units outstanding:
Benefit Variable Universal Life	—	—	39,322
Benefit Variable Universal Life II	12,240	104	9,345
Executive Variable Universal Life	—	—	393,178
Executive Variable Universal Life II	181,003	34,723	261,802
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	14,116
Principal Variable Universal Life Income	—	—	42,435
Principal Variable Universal Life Income II	—	45,065	35,869

Accumulation unit value:
Benefit Variable Universal Life	$—	$—	$18.77
Benefit Variable Universal Life II	10.22	10.33	18.77
Executive Variable Universal Life	—	—	18.77
Executive Variable Universal Life II	10.22	10.33	18.77
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	18.77
Principal Variable Universal Life Income	—	—	18.77
Principal Variable Universal Life Income II	—	10.33	18.77

See accompanying notes.

Calvert S&P 500 Index Class F Division	Calvert S&P Midcap 400 Index Class F Division	ClearBridge Small Cap Growth Series I Division	Delaware High Yield Service Class Division	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Growth Service Class Division	Diversified International Class 1 Division

$448,725	$1,260,550	$2,432,099	$956,092	$14,169,379	$1,548,289	$137,053,564

—	—	—	—	—	—	—
$448,725	$1,260,550	$2,432,099	$956,092	$14,169,379	$1,548,289	$137,053,564

$—	$—	$—	$—	$267,112	$—	$5,349,986
—	—	9,711	10,262	226,453	—	353,359
—	—	944,252	496,368	4,799,853	—	29,948,081
—	—	1,478,136	449,462	6,907,313	—	10,191,668
5,532	—	—	—	14,759	—	176,429
83,838	—	—	—	500,843	435,092	38,116,733
5,047	—	—	—	—	—	3,421,078
44,655	—	—	—	243,417	59,675	18,313,860
6,885	123,178	—	—	243,053	429,845	14,181,141
172,334	415,269	—	—	459,004	290,484	14,536,963
130,434	722,103	—	—	507,572	333,193	2,464,266
$448,725	$1,260,550	$2,432,099	$956,092	$14,169,379	$1,548,289	$137,053,564

$461,614	$1,161,567	$2,507,711	$981,226	$12,802,294	$1,394,613	$120,289,796
3,969	12,969	108,576	169,220	353,527	53,297	9,733,918

—	—	—	—	13,633	—	216,005
—	—	765	1,071	11,558	—	14,267
—	—	74,381	51,833	244,974	—	1,209,145
—	—	116,436	46,935	352,534	—	411,476
502	—	—	—	780	—	9,751
7,562	—	—	—	25,562	29,224	1,538,955
455	—	—	—	—	—	181,256
4,028	—	—	—	12,423	4,008	739,421
621	6,855	—	—	12,405	28,872	572,562
15,544	23,110	—	—	23,427	19,511	586,920
11,765	40,185	—	—	25,905	22,380	99,497

$—	$—	$12.69	$9.58	$19.59	$—	$24.77
—	—	12.69	9.58	19.59	—	24.77
—	—	12.69	9.58	19.59	—	24.77
—	—	12.69	9.58	19.59	—	24.77
11.03	—	—	—	18.93	14.49	18.09
11.09	—	—	—	19.59	14.89	24.77
11.09	—	—	—	19.59	14.89	18.87
11.09	—	—	—	19.59	14.89	24.77
11.09	17.97	—	—	19.59	14.89	24.77
11.09	17.97	—	—	19.59	14.89	24.77
11.09	17.97	—	—	19.59	14.89	24.77

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

	Dreyfus IP Core Value Service Shares Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division

Assets
Investments in shares of mutual funds, at market	$405,056	$161,493	$313,898

Liabilities	—	—	—
Net assets	$405,056	$161,493	$313,898

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$—	$—
Benefit Variable Universal Life II	25,172	—	58,206
Executive Variable Universal Life	337,433	90,453	—
Executive Variable Universal Life II	42,451	29,364	255,692
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	5,961	—
Principal Variable Universal Life Accumulator II	—	35,608	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	107	—
Total net assets	$405,056	$161,493	$313,898

Investments in shares of mutual funds, at cost	$332,521	$159,082	$304,290
Shares of mutual fund owned	19,778	7,031	17,429
Accumulation units outstanding:
Benefit Variable Universal Life	—	—	—
Benefit Variable Universal Life II	1,194	—	3,794
Executive Variable Universal Life	16,001	8,175	—
Executive Variable Universal Life II	2,013	2,654	16,667
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	539	—
Principal Variable Universal Life Accumulator II	—	3,218	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	10	—

Accumulation unit value:
Benefit Variable Universal Life	$21.09	$11.06	$15.34
Benefit Variable Universal Life II	21.09	11.06	15.34
Executive Variable Universal Life	21.09	11.06	15.34
Executive Variable Universal Life II	21.09	11.06	15.34
Flexible Variable Life	—	11.01	—
PrinFlex Life®	—	11.06	—
Survivorship Flexible Premium Variable Universal Life	—	11.06	—
Principal Variable Universal Life Accumulator	—	11.06	—
Principal Variable Universal Life Accumulator II	—	11.06	—
Principal Variable Universal Life Income	—	11.06	—
Principal Variable Universal Life Income II	—	11.06	—

See accompanying notes.

Dreyfus Socially Responsible Growth Service Shares Division	Dreyfus VIF Appreciation Service Shares Division	Dreyfus VIF Opportunistic Small Cap Service Shares Division	Dreyfus VIF Quality Bond Service Shares Division	DWS Alternative Asset Allocation Class B Division	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division

$398,770	$3,914,746	$4,823,465	$1,745,101	$88,991	$3,438,288	$48,232,449

—	—	—	—	—	—	—
$398,770	$3,914,746	$4,823,465	$1,745,101	$88,991	$3,438,288	$48,232,449

$113,212	$698,604	$352,844	$89,722	$—	$132,511	$1,230,817
12,290	118,004	—	—	6,229	70,934	486,869
252,265	1,341,861	596,722	1,655,379	—	1,530,942	8,735,807
21,003	1,756,277	—	—	82,762	1,208,885	10,300,029
—	—	—	—	—	7,571	187,476
—	—	—	—	—	96,761	8,842,900
—	—	—	—	—	23,466	1,545,159
—	—	—	—	—	11,737	2,226,732
—	—	1,957,038	—	—	75,703	7,006,787
—	—	1,916,861	—	—	91,801	6,856,782
—	—	—	—	—	187,977	813,091
$398,770	$3,914,746	$4,823,465	$1,745,101	$88,991	$3,438,288	$48,232,449

$338,626	$3,470,478	$3,214,282	$1,733,982	$90,066	$2,781,430	$37,222,013
8,749	79,519	103,176	144,104	6,416	193,488	2,086,179

5,536	33,552	20,646	5,127	—	7,437	74,324
601	5,667	—	—	617	3,981	29,403
12,335	64,445	34,912	94,939	—	85,922	527,584
1,027	84,349	—	—	8,203	67,847	622,053
—	—	—	—	—	437	12,022
—	—	—	—	—	5,431	534,046
—	—	—	—	—	1,317	93,310
—	—	—	—	—	659	134,479
—	—	114,510	—	—	4,249	423,160
—	—	112,158	—	—	5,152	414,095
—	—	—	—	—	10,550	49,104

$20.45	$20.82	$17.09	$17.44	$10.09	$17.82	$16.56
20.45	20.82	—	—	10.09	17.82	16.56
20.45	20.82	17.09	17.44	10.09	17.82	16.56
20.45	20.82	—	—	10.09	17.82	16.56
—	—	—	—	—	17.34	15.59
—	—	—	—	—	17.82	16.56
—	—	—	—	—	17.82	16.56
—	—	—	—	—	17.82	16.56
—	—	17.09	—	—	17.82	16.56
—	—	17.09	—	—	17.82	16.56
—	—	—	—	—	17.82	16.56

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

	Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division

Assets
Investments in shares of mutual funds, at market	$990,779	$64,548,658	$95,565,393

Liabilities	—	—	—
Net assets	$990,779	$64,548,658	$95,565,393

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$615,976	$—	$8,549,710
Benefit Variable Universal Life II	—	—	975,819
Executive Variable Universal Life	374,803	—	51,362,080
Executive Variable Universal Life II	—	—	13,324,675
Flexible Variable Life	—	296,864	—
PrinFlex Life®	—	55,606,015	—
Survivorship Flexible Premium Variable Universal Life	—	3,911,571	—
Principal Variable Universal Life Accumulator	—	4,734,208	—
Principal Variable Universal Life Accumulator II	—	—	8,249,973
Principal Variable Universal Life Income	—	—	9,084,407
Principal Variable Universal Life Income II	—	—	4,018,729
Total net assets	$990,779	$64,548,658	$95,565,393

Investments in shares of mutual funds, at cost	$968,193	$43,296,803	$68,215,542
Shares of mutual fund owned	58,870	1,727,748	2,603,962
Accumulation units outstanding:
Benefit Variable Universal Life	30,158	—	293,841
Benefit Variable Universal Life II	—	—	33,538
Executive Variable Universal Life	18,349	—	1,765,252
Executive Variable Universal Life II	—	—	457,951
Flexible Variable Life	—	11,137	—
PrinFlex Life®	—	1,100,898	—
Survivorship Flexible Premium Variable Universal Life	—	133,426	—
Principal Variable Universal Life Accumulator	—	93,730	—
Principal Variable Universal Life Accumulator II	—	—	283,541
Principal Variable Universal Life Income	—	—	312,219
Principal Variable Universal Life Income II	—	—	138,118

Accumulation unit value:
Benefit Variable Universal Life	$20.43	$—	$29.10
Benefit Variable Universal Life II	—	—	29.10
Executive Variable Universal Life	20.43	—	29.10
Executive Variable Universal Life II	—	—	29.10
Flexible Variable Life	—	26.66	—
PrinFlex Life®	—	50.51	—
Survivorship Flexible Premium Variable Universal Life	—	29.32	—
Principal Variable Universal Life Accumulator	—	50.51	—
Principal Variable Universal Life Accumulator II	—	—	29.10
Principal Variable Universal Life Income	—	—	29.10
Principal Variable Universal Life Income II	—	—	29.10

See accompanying notes.

Fidelity VIP Equity-Income Initial Class Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP High Income Initial Class Division	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Franklin Income VIP Class 2 Division

$21,878,687	$25,681,568	$15,104,455	$6,061,291	$25,994,115	$40,675,225	$18,140,126

—	—	—	—	—	—	—
$21,878,687	$25,681,568	$15,104,455	$6,061,291	$25,994,115	$40,675,225	$18,140,126

$—	$2,142,743	$1,958,145	$—	$2,987,020	$6,074,935	$3,718,339
—	88,523	—	—	120,318	792,337	518,183
—	9,753,967	5,763,143	—	16,297,872	19,532,402	11,156,224
—	1,602,480	—	—	3,408,569	5,444,781	2,747,380
81,401	—	20,313	28,910	—	—	—
17,763,520	—	1,951,668	4,830,837	—	—	—
1,832,735	—	324,319	735,417	—	—	—
2,201,031	—	618,719	466,127	—	—	—
—	6,019,230	2,345,439	—	976,445	2,899,650	—
—	4,759,161	2,122,709	—	937,256	4,129,827	—
—	1,315,464	—	—	1,266,635	1,801,293	—
$21,878,687	$25,681,568	$15,104,455	$6,061,291	$25,994,115	$40,675,225	$18,140,126

$18,736,643	$22,280,024	$10,394,058	$6,360,906	$27,797,425	$35,979,299	$17,677,924
901,470	1,077,699	240,517	1,098,060	4,849,648	1,104,105	1,133,758

—	102,635	94,018	—	116,699	168,960	142,078
—	4,241	—	—	4,701	35,356	19,799
—	467,155	276,712	—	636,738	543,676	426,272
—	76,743	—	—	133,169	243,047	104,976
4,443	—	1,073	1,341	—	—	—
535,223	—	93,707	223,347	—	—	—
82,654	—	15,572	40,273	—	—	—
66,336	—	29,703	21,552	—	—	—
—	288,347	112,614	—	38,149	80,651	—
—	227,987	101,920	—	36,618	114,798	—
—	63,009	—	—	49,486	50,097	—

$—	$20.88	$20.83	$—	$25.60	$35.96	$26.17
—	20.88	—	—	25.60	22.41	26.17
—	20.88	20.83	—	25.60	35.96	26.17
—	20.88	—	—	25.60	22.41	26.17
18.32	—	18.94	21.56	—	—	—
33.19	—	20.83	21.63	—	—	—
22.17	—	20.83	18.26	—	—	—
33.19	—	20.83	21.63	—	—	—
—	20.88	20.83	—	25.60	35.96	—
—	20.88	20.83	—	25.60	35.96	—
—	20.88	—	—	25.60	35.96	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division

Assets
Investments in shares of mutual funds, at market	$27,625,339	$12,753,714	$16,107,845

Liabilities	—	—	—
Net assets	$27,625,339	$12,753,714	$16,107,845

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$2,622,088	$1,473,221	$1,371,274
Benefit Variable Universal Life II	533,037	121,496	334,832
Executive Variable Universal Life	16,294,712	6,910,323	6,860,288
Executive Variable Universal Life II	6,922,807	4,248,674	6,179,318
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	1,252,695	—	1,362,133
Total net assets	$27,625,339	$12,753,714	$16,107,845

Investments in shares of mutual funds, at cost	$26,842,675	$10,563,989	$13,782,735
Shares of mutual fund owned	1,249,450	564,324	554,296
Accumulation units outstanding:
Benefit Variable Universal Life	87,374	66,510	56,763
Benefit Variable Universal Life II	17,761	5,485	13,860
Executive Variable Universal Life	542,959	311,975	283,978
Executive Variable Universal Life II	230,676	191,811	255,789
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	41,741	—	56,385

Accumulation unit value:
Benefit Variable Universal Life	$30.01	$22.15	$24.16
Benefit Variable Universal Life II	30.01	22.15	24.16
Executive Variable Universal Life	30.01	22.15	24.16
Executive Variable Universal Life II	30.01	22.15	24.16
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	30.01	—	24.16

See accompanying notes.

Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Class I Division	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division

$17,841,759	$13,578,840	$873,175	$1,404,092	$38,111,000	$38,140,856	$2,418,222

—	—	—	—	—	—	—
$17,841,759	$13,578,840	$873,175	$1,404,092	$38,111,000	$38,140,856	$2,418,222

$1,639,937	$695,742	$15,835	$168,605	$2,426,571	$537,273	$66,749
374,469	586,166	25,439	—	367,891	528,606	—
11,192,676	5,500,776	207,138	1,235,487	11,848,687	6,879,377	847,087
4,283,747	6,796,156	624,763	—	3,161,476	7,302,777	—
1,084	—	—	—	161,120	184,881	—
171,061	—	—	—	9,040,390	5,811,393	845,359
—	—	—	—	1,030,444	750,651	292,067
58,551	—	—	—	2,918,567	2,423,988	366,960
62,385	—	—	—	2,804,793	4,562,487	—
11,142	—	—	—	2,866,003	6,261,709	—
46,707	—	—	—	1,485,058	2,897,714	—
$17,841,759	$13,578,840	$873,175	$1,404,092	$38,111,000	$38,140,856	$2,418,222

$15,912,683	$14,501,137	$881,476	$1,450,766	$38,866,403	$39,146,329	$1,742,346
799,362	1,175,657	68,592	102,713	3,650,479	2,507,617	44,064

58,142	46,136	1,398	10,028	185,560	15,556	4,500
13,276	38,870	2,246	—	28,132	15,308	—
396,812	364,769	18,290	73,486	906,042	199,219	57,110
151,871	450,669	55,164	—	241,751	211,482	—
39	—	—	—	12,899	5,886	—
6,063	—	—	—	691,299	168,286	56,995
—	—	—	—	78,798	21,738	19,691
2,076	—	—	—	223,183	70,193	24,741
2,212	—	—	—	214,481	132,122	—
395	—	—	—	219,153	181,331	—
1,656	—	—	—	113,560	83,908	—

$28.21	$15.08	$11.33	$16.81	$13.08	$34.53	$14.83
28.21	15.08	11.33	—	13.08	34.53	—
28.21	15.08	11.33	16.81	13.08	34.53	14.83
28.21	15.08	11.33	—	13.08	34.53	—
27.45	—	—	—	12.49	31.41	14.54
28.21	—	—	—	13.08	34.53	14.83
28.21	—	—	—	13.08	34.53	14.83
28.21	—	—	—	13.08	34.53	14.83
28.21	—	—	—	13.08	34.53	—
28.21	—	—	—	13.08	34.53	—
28.21	—	—	—	13.08	34.53	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

	Invesco American Franchise Series II Division	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division

Assets
Investments in shares of mutual funds, at market	$1,205,511	$9,752,881	$11,957,725

Liabilities	—	—	—
Net assets	$1,205,511	$9,752,881	$11,957,725

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$1,046,187	$—
Benefit Variable Universal Life II	78,632	—	159,992
Executive Variable Universal Life	—	3,743,854	—
Executive Variable Universal Life II	164,285	—	3,327,023
Flexible Variable Life	—	37,747	—
PrinFlex Life®	—	2,700,798	—
Survivorship Flexible Premium Variable Universal Life	—	811,880	—
Principal Variable Universal Life Accumulator	—	1,412,415	—
Principal Variable Universal Life Accumulator II	490,759	—	3,979,483
Principal Variable Universal Life Income	292,871	—	3,988,425
Principal Variable Universal Life Income II	178,964	—	502,802
Total net assets	$1,205,511	$9,752,881	$11,957,725

Investments in shares of mutual funds, at cost	$922,123	$6,777,385	$8,325,344
Shares of mutual fund owned	22,478	237,817	294,961
Accumulation units outstanding:
Benefit Variable Universal Life	—	52,516	—
Benefit Variable Universal Life II	5,339	—	5,610
Executive Variable Universal Life	—	187,931	—
Executive Variable Universal Life II	11,155	—	116,663
Flexible Variable Life	—	2,099	—
PrinFlex Life®	—	135,573	—
Survivorship Flexible Premium Variable Universal Life	—	40,754	—
Principal Variable Universal Life Accumulator	—	70,901	—
Principal Variable Universal Life Accumulator II	33,322	—	139,537
Principal Variable Universal Life Income	19,886	—	139,861
Principal Variable Universal Life Income II	12,151	—	17,631

Accumulation unit value:
Benefit Variable Universal Life	$—	$19.92	$—
Benefit Variable Universal Life II	14.73	—	28.52
Executive Variable Universal Life	—	19.92	—
Executive Variable Universal Life II	14.73	—	28.52
Flexible Variable Life	—	17.99	—
PrinFlex Life®	—	19.92	—
Survivorship Flexible Premium Variable Universal Life	—	19.92	—
Principal Variable Universal Life Accumulator	—	19.92	—
Principal Variable Universal Life Accumulator II	14.73	—	28.52
Principal Variable Universal Life Income	14.73	—	28.52
Principal Variable Universal Life Income II	14.73	—	28.52

See accompanying notes.

Invesco Global Health Care Series I Division	Invesco Global Real Estate Series I Division	Invesco International Growth Series I Division	Invesco Mid Cap Core Equity Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

$20,750,727	$294,368	$16,719,855	$265,071	$1,386,909	$14,694,002	$3,196,416

—	—	—	—	—	—	—
$20,750,727	$294,368	$16,719,855	$265,071	$1,386,909	$14,694,002	$3,196,416

$1,367,865	$32,957	$830,087	$66,554	$295,794	$690,926	$400,638
129,582	13,741	233,886	14,037	52,678	35,357	—
8,076,454	22,449	10,772,972	37,691	294,534	7,377,697	1,165,567
2,281,929	225,221	4,882,910	38,673	51,183	5,137,187	—
39,064	—	—	3,657	17,164	2,865	43,079
3,386,288	—	—	45,326	434,785	987,374	1,119,339
168,943	—	—	—	89,534	115,950	150,538
1,219,845	—	—	—	151,237	346,646	317,255
1,878,809	—	—	5,567	—	—	—
1,639,848	—	—	18,462	—	—	—
562,100	—	—	35,104	—	—	—
$20,750,727	$294,368	$16,719,855	$265,071	$1,386,909	$14,694,002	$3,196,416

$15,874,915	$287,648	$14,907,229	$271,703	$919,803	$12,781,161	$2,885,722
614,290	17,075	479,491	19,153	239,950	621,574	161,844

51,208	3,172	31,284	3,709	20,231	41,269	36,783
4,851	1,323	8,815	782	3,603	2,019	—
302,366	2,161	406,010	2,101	20,145	440,669	107,015
85,431	21,678	184,028	2,155	3,501	293,289	—
1,620	—	—	209	1,198	181	4,381
126,777	—	—	2,526	29,738	58,976	102,770
6,325	—	—	—	6,124	6,926	13,821
45,669	—	—	—	10,345	20,705	29,129
70,339	—	—	310	—	—	—
61,393	—	—	1,029	—	—	—
21,044	—	—	1,957	—	—	—

$26.71	$10.39	$26.53	$17.94	$14.62	$16.74	$10.89
26.71	10.39	26.53	17.94	14.62	17.52	—
26.71	10.39	26.53	17.94	14.62	16.74	10.89
26.71	10.39	26.53	17.94	14.62	17.52	—
24.12	—	—	17.46	14.33	15.80	9.83
26.71	—	—	17.94	14.62	16.74	10.89
26.71	—	—	17.94	14.62	16.74	10.89
26.71	—	—	17.94	14.62	16.74	10.89
26.71	—	—	17.94	—	—	—
26.71	—	—	17.94	—	—	—
26.71	—	—	17.94	—	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

	Janus Aspen Balanced Service Shares Division	Janus Aspen Enterprise Service Shares Division	Janus Aspen Flexible Bond Service Shares Division

Assets
Investments in shares of mutual funds, at market	$14,738,289	$23,558,048	$41,206,108

Liabilities	—	—	—
Net assets	$14,738,289	$23,558,048	$41,206,108

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$201,018	$488,508	$2,222,333
Benefit Variable Universal Life II	790,295	265,421	342,122
Executive Variable Universal Life	7,570,933	9,657,912	25,144,022
Executive Variable Universal Life II	6,176,043	8,924,995	13,497,631
Flexible Variable Life	—	21,288	—
PrinFlex Life®	—	2,794,772	—
Survivorship Flexible Premium Variable Universal Life	—	129,178	—
Principal Variable Universal Life Accumulator	—	1,275,974	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—
Total net assets	$14,738,289	$23,558,048	$41,206,108

Investments in shares of mutual funds, at cost	$13,786,462	$19,740,038	$41,836,990
Shares of mutual fund owned	447,021	397,537	3,174,584
Accumulation units outstanding:
Benefit Variable Universal Life	7,913	20,627	106,016
Benefit Variable Universal Life II	31,109	11,207	16,321
Executive Variable Universal Life	298,019	407,794	1,199,492
Executive Variable Universal Life II	243,111	376,848	643,901
Flexible Variable Life	—	996	—
PrinFlex Life®	—	118,006	—
Survivorship Flexible Premium Variable Universal Life	—	5,454	—
Principal Variable Universal Life Accumulator	—	53,877	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—

Accumulation unit value:
Benefit Variable Universal Life	$25.40	$23.68	$20.96
Benefit Variable Universal Life II	25.40	23.68	20.96
Executive Variable Universal Life	25.40	23.68	20.96
Executive Variable Universal Life II	25.40	23.68	20.96
Flexible Variable Life	—	21.38	—
PrinFlex Life®	—	23.68	—
Survivorship Flexible Premium Variable Universal Life	—	23.68	—
Principal Variable Universal Life Accumulator	—	23.68	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—

See accompanying notes.

Janus Aspen Forty Service Shares Division	Janus Aspen Global Research Service Shares Division	Janus Aspen Overseas Service Shares Division	JP Morgan Core Bond Class I Division	JP Morgan Small Cap Core Class I Division	LargeCap Blend II Class 1 Division	LargeCap Growth Class 1 Division

$5,060,355	$1,431,692	$3,688,951	$3,907,447	$5,006,433	$17,802,294	$58,148,525

—	—	—	—	—	—	—
$5,060,355	$1,431,692	$3,688,951	$3,907,447	$5,006,433	$17,802,294	$58,148,525

$—	$407,984	$393,454	$387,076	$1,423,037	$646,398	$706,780
394,690	50,126	—	—	—	239,324	594,566
—	728,443	3,295,497	3,520,371	3,583,396	2,218,537	6,527,913
3,943,466	245,139	—	—	—	1,220,778	1,713,511
—	—	—	—	—	46,292	78,456
—	—	—	—	—	2,496,663	19,731,460
—	—	—	—	—	213,008	1,860,055
—	—	—	—	—	1,191,963	24,417,967
—	—	—	—	—	4,943,960	1,009,476
—	—	—	—	—	4,029,936	1,395,222
722,199	—	—	—	—	555,435	113,119
$5,060,355	$1,431,692	$3,688,951	$3,907,447	$5,006,433	$17,802,294	$58,148,525

$5,146,693	$1,207,952	$4,218,819	$4,025,869	$4,179,246	$13,166,924	$44,572,894
129,058	35,116	116,924	349,191	208,081	1,605,256	2,363,761

—	23,987	15,557	28,493	47,152	28,382	29,062
26,529	2,947	—	—	—	10,508	24,448
—	42,828	130,303	259,141	118,740	97,413	268,424
265,056	14,413	—	—	—	53,603	70,459
—	—	—	—	—	2,235	4,808
—	—	—	—	—	109,626	811,346
—	—	—	—	—	9,353	120,099
—	—	—	—	—	52,339	1,004,051
—	—	—	—	—	217,083	41,509
—	—	—	—	—	176,949	57,371
48,542	—	—	—	—	24,388	4,651

$—	$17.01	$25.29	$13.58	$30.18	$22.77	$24.32
14.88	17.01	—	—	—	22.77	24.32
—	17.01	25.29	13.58	30.18	22.77	24.32
14.88	17.01	—	—	—	22.77	24.32
—	—	—	—	—	20.72	16.32
—	—	—	—	—	22.77	24.32
—	—	—	—	—	22.77	15.49
—	—	—	—	—	22.77	24.32
—	—	—	—	—	22.77	24.32
—	—	—	—	—	22.77	24.32
14.88	—	—	—	—	22.77	24.32

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap Value Class 1 Division

Assets
Investments in shares of mutual funds, at market	$130,001,383	$76,441,532	$78,329,262

Liabilities	—	—	—
Net assets	$130,001,383	$76,441,532	$78,329,262

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$1,091,888	$—	$395,445
Benefit Variable Universal Life II	1,126,162	1,795,302	121,687
Executive Variable Universal Life	18,324,420	—	7,613,128
Executive Variable Universal Life II	28,053,846	41,157,698	2,894,202
Flexible Variable Life	75,419	87,996	4,640,034
PrinFlex Life®	62,435,140	16,875,393	24,300,467
Survivorship Flexible Premium Variable Universal Life	3,728,874	1,903,554	3,455,377
Principal Variable Universal Life Accumulator	2,664,608	2,225,374	27,246,400
Principal Variable Universal Life Accumulator II	6,171,547	6,540,694	2,793,879
Principal Variable Universal Life Income	4,257,895	3,681,832	3,304,637
Principal Variable Universal Life Income II	2,071,584	2,173,689	1,564,006
Total net assets	$130,001,383	$76,441,532	$78,329,262

Investments in shares of mutual funds, at cost	$103,642,635	$57,117,243	$68,340,230
Shares of mutual fund owned	4,529,665	5,224,985	2,317,434
Accumulation units outstanding:
Benefit Variable Universal Life	30,759	—	13,225
Benefit Variable Universal Life II	31,726	91,615	4,070
Executive Variable Universal Life	516,226	—	254,612
Executive Variable Universal Life II	790,319	2,100,292	96,793
Flexible Variable Life	4,033	4,875	65,614
PrinFlex Life®	1,758,894	861,158	812,698
Survivorship Flexible Premium Variable Universal Life	174,696	96,744	171,154
Principal Variable Universal Life Accumulator	75,066	113,562	911,224
Principal Variable Universal Life Accumulator II	173,861	333,774	93,438
Principal Variable Universal Life Income	119,948	187,885	110,519
Principal Variable Universal Life Income II	58,360	110,924	52,306

Accumulation unit value:
Benefit Variable Universal Life	$35.50	$—	$29.90
Benefit Variable Universal Life II	35.50	19.60	29.90
Executive Variable Universal Life	35.50	—	29.90
Executive Variable Universal Life II	35.50	19.60	29.90
Flexible Variable Life	18.69	18.05	70.72
PrinFlex Life®	35.50	19.60	29.90
Survivorship Flexible Premium Variable Universal Life	21.34	19.68	20.19
Principal Variable Universal Life Accumulator	35.50	19.60	29.90
Principal Variable Universal Life Accumulator II	35.50	19.60	29.90
Principal Variable Universal Life Income	35.50	19.60	29.90
Principal Variable Universal Life Income II	35.50	19.60	29.90

See accompanying notes.

MFS VIT Global Equity Service Class Division	MFS VIT Growth Service Class Division	MFS VIT International Value Service Class Division	MFS VIT MidCap Growth Service Class Division	MFS VIT New Discovery Service Class Division	MFS VIT Research International Service Class Division	MFS VIT Total Return Service Class Division

$3,396,875	$13,709,565	$3,048,415	$484,550	$12,542,567	$3,271,037	$830,916

—	—	—	—	—	—	—
$3,396,875	$13,709,565	$3,048,415	$484,550	$12,542,567	$3,271,037	$830,916

$107,213	$1,089,570	$97,425	$50,948	$1,437,641	$268,571	$—
174,866	290,887	13,027	—	321,076	187,562	6,446
550,844	5,301,459	1,770,285	433,602	4,371,500	536,027	—
2,563,952	7,027,649	1,167,678	—	4,364,609	2,278,877	824,470
—	—	—	—	24,591	—	—
—	—	—	—	162,052	—	—
—	—	—	—	—	—	—
—	—	—	—	73,593	—	—
—	—	—	—	400,780	—	—
—	—	—	—	721,083	—	—
—	—	—	—	665,642	—	—
$3,396,875	$13,709,565	$3,048,415	$484,550	$12,542,567	$3,271,037	$830,916

$3,250,139	$11,702,918	$3,064,721	$401,466	$14,552,102	$3,347,831	$734,779
174,199	353,613	142,184	57,479	819,776	248,937	34,694

5,113	41,056	8,783	2,755	58,217	26,819	—
8,340	10,961	1,174	—	13,002	18,729	423
26,272	199,764	159,584	23,446	177,023	53,526	—
122,284	264,808	105,259	—	176,745	227,564	54,107
—	—	—	—	1,023	—	—
—	—	—	—	6,562	—	—
—	—	—	—	—	—	—
—	—	—	—	2,980	—	—
—	—	—	—	16,230	—	—
—	—	—	—	29,200	—	—
—	—	—	—	26,955	—	—

$20.97	$26.54	$11.10	$18.49	$24.69	$10.01	$—
20.97	26.54	11.10	—	24.69	10.01	15.24
20.97	26.54	11.10	18.49	24.69	10.01	—
20.97	26.54	11.10	—	24.69	10.01	15.24
—	—	—	—	24.03	—	—
—	—	—	—	24.69	—	—
—	—	—	—	24.69	—	—
—	—	—	—	24.69	—	—
—	—	—	—	24.69	—	—
—	—	—	—	24.69	—	—
—	—	—	—	24.69	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

	MFS VIT Utilities Service Class Division	MFS VIT Value Service Class Division	MidCap Class 1 Division

Assets
Investments in shares of mutual funds, at market	$2,872,731	$27,218,787	$191,837,622

Liabilities	—	—	—
Net assets	$2,872,731	$27,218,787	$191,837,622

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$1,374,300	$6,819,487
Benefit Variable Universal Life II	413,114	523,474	766,574
Executive Variable Universal Life	—	18,521,843	31,194,401
Executive Variable Universal Life II	1,484,313	6,799,170	12,004,085
Flexible Variable Life	—	—	16,576,333
PrinFlex Life®	—	—	68,237,266
Survivorship Flexible Premium Variable Universal Life	—	—	5,694,450
Principal Variable Universal Life Accumulator	—	—	10,076,903
Principal Variable Universal Life Accumulator II	—	—	17,807,123
Principal Variable Universal Life Income	—	—	16,549,565
Principal Variable Universal Life Income II	975,304	—	6,111,435
Total net assets	$2,872,731	$27,218,787	$191,837,622

Investments in shares of mutual funds, at cost	$2,752,732	$22,056,887	$132,996,073
Shares of mutual fund owned	85,804	1,357,545	3,155,743
Accumulation units outstanding:
Benefit Variable Universal Life	—	53,187	104,821
Benefit Variable Universal Life II	26,510	20,259	11,783
Executive Variable Universal Life	—	716,815	479,502
Executive Variable Universal Life II	95,249	263,135	184,512
Flexible Variable Life	—	—	87,274
PrinFlex Life®	—	—	1,048,864
Survivorship Flexible Premium Variable Universal Life	—	—	110,540
Principal Variable Universal Life Accumulator	—	—	154,890
Principal Variable Universal Life Accumulator II	—	—	273,710
Principal Variable Universal Life Income	—	—	254,375
Principal Variable Universal Life Income II	62,586	—	93,938

Accumulation unit value:
Benefit Variable Universal Life	$—	$25.84	$65.06
Benefit Variable Universal Life II	15.58	25.84	65.06
Executive Variable Universal Life	—	25.84	65.06
Executive Variable Universal Life II	15.58	25.84	65.06
Flexible Variable Life	—	—	189.94
PrinFlex Life®	—	—	65.06
Survivorship Flexible Premium Variable Universal Life	—	—	51.51
Principal Variable Universal Life Accumulator	—	—	65.06
Principal Variable Universal Life Accumulator II	—	—	65.06
Principal Variable Universal Life Income	—	—	65.06
Principal Variable Universal Life Income II	15.58	—	65.06

See accompanying notes.

Money Market Class 1 Division	Neuberger Berman AMT Guardian I Class Division	Neuberger Berman AMT Large Cap Value I Class Division	Neuberger Berman AMT Small-Cap Growth S Class Division	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Strategy Administrative Class Division

$216,603,733	$3,026,347	$5,675,897	$706,758	$2,438,820	$1,774,183	$179,581

—	—	—	—	—	—	—
$216,603,733	$3,026,347	$5,675,897	$706,758	$2,438,820	$1,774,183	$179,581

$10,422,063	$30,180	$766,983	$137,383	$106,135	$279,884	$228
954,529	52,253	4,568	26,589	190,109	44,212	9,645
115,126,490	2,484,172	4,377,238	542,381	462,559	326,040	67,733
61,765,687	459,742	225,775	405	1,477,050	1,124,047	101,975
397,711	—	—	—	—	—	—
11,109,600	—	—	—	—	—	—
1,751,893	—	—	—	—	—	—
1,966,291	—	—	—	—	—	—
4,342,391	—	—	—	—	—	—
4,256,402	—	—	—	—	—	—
4,510,676	—	301,333	—	202,967	—	—
$216,603,733	$3,026,347	$5,675,897	$706,758	$2,438,820	$1,774,183	$179,581

$216,603,717	$2,874,731	$4,363,620	$584,185	$2,381,986	$1,901,152	$212,277
216,603,733	125,627	346,302	39,418	92,872	171,253	36,950

685,673	1,255	47,998	9,058	4,995	25,043	31
62,799	2,173	286	1,753	8,948	3,956	1,315
7,574,235	103,289	273,926	35,759	21,770	29,173	9,236
4,063,601	19,115	14,129	27	69,517	100,577	13,905
19,802	—	—	—	—	—	—
730,906	—	—	—	—	—	—
130,355	—	—	—	—	—	—
129,364	—	—	—	—	—	—
285,688	—	—	—	—	—	—
280,031	—	—	—	—	—	—
296,770	—	18,857	—	9,553	—	—

$15.20	$24.05	$15.98	$15.17	$21.25	$11.18	$7.33
15.20	24.05	15.98	15.17	21.25	11.18	7.33
15.20	24.05	15.98	15.17	21.25	11.18	7.33
15.20	24.05	15.98	15.17	21.25	11.18	7.33
20.06	—	—	—	—	—	—
15.20	—	—	—	—	—	—
13.44	—	—	—	—	—	—
15.20	—	—	—	—	—	—
15.20	—	—	—	—	—	—
15.20	—	—	—	—	—	—
15.20	—	15.98	—	21.25	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division	PIMCO Long Term U.S. Government Administrative Class Division

Assets
Investments in shares of mutual funds, at market	$218,290	$5,975,054	$17,876

Liabilities	—	—	—
Net assets	$218,290	$5,975,054	$17,876

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$422	$35,610	$—
Benefit Variable Universal Life II	27,256	276,380	—
Executive Variable Universal Life	86,552	548,240	—
Executive Variable Universal Life II	104,060	5,114,824	17,876
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—
Total net assets	$218,290	$5,975,054	$17,876

Investments in shares of mutual funds, at cost	$235,764	$6,115,091	$17,445
Shares of mutual fund owned	17,202	755,380	1,484
Accumulation units outstanding:
Benefit Variable Universal Life	40	2,343	—
Benefit Variable Universal Life II	2,570	18,167	—
Executive Variable Universal Life	8,160	36,046	—
Executive Variable Universal Life II	9,811	336,243	1,610
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—

Accumulation unit value:
Benefit Variable Universal Life	$10.61	$15.22	$11.10
Benefit Variable Universal Life II	10.61	15.22	11.10
Executive Variable Universal Life	10.61	15.22	11.10
Executive Variable Universal Life II	10.61	15.22	11.10
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—

See accompanying notes.

PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division	Principal LifeTime Strategic Income Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

$9,785,012	$13,921,071	$31,747,559	$8,215,550	$13,552,849	$67,414,857	$42,870,837

—	—	—	—	—	—	—
$9,785,012	$13,921,071	$31,747,559	$8,215,550	$13,552,849	$67,414,857	$42,870,837

$546,021	$91,045	$790,189	$374,591	$1,338,832	$4,645,968	$2,292,369
201,359	249,523	502,267	179,083	138,207	1,795,685	881,961
3,355,045	9,706,100	7,037,957	4,631,469	7,665,543	31,495,551	15,464,864
5,682,587	3,874,403	23,417,146	1,330,159	3,157,325	22,556,791	13,506,509
—	—	—	—	—	59,051	38,412
—	—	—	396,669	174,876	1,074,230	352,709
—	—	—	392,015	37,731	51,087	—
—	—	—	43,057	59,924	255,313	165,969
—	—	—	265,418	566,405	987,190	1,623,772
—	—	—	510,883	294,679	3,658,156	6,364,391
—	—	—	92,206	119,327	835,835	2,179,881
$9,785,012	$13,921,071	$31,747,559	$8,215,550	$13,552,849	$67,414,857	$42,870,837

$10,188,263	$13,939,789	$32,128,931	$7,995,124	$12,777,589	$61,433,846	$42,833,268
763,857	1,356,829	2,834,603	713,775	1,075,623	4,895,777	3,474,136

44,944	8,519	63,230	23,428	76,684	242,156	118,906
16,573	23,347	40,187	11,200	7,916	93,594	45,747
276,169	908,160	563,207	289,665	439,063	1,641,599	802,151
467,747	362,514	1,873,690	83,193	180,843	1,175,695	700,577
—	—	—	—	—	2,672	1,665
—	—	—	24,809	10,016	55,991	18,295
—	—	—	24,518	2,161	2,663	—
—	—	—	2,693	3,432	13,307	8,609
—	—	—	16,600	32,442	51,454	84,221
—	—	—	31,952	16,879	190,668	330,117
—	—	—	5,767	6,835	43,565	113,070

$12.15	$10.69	$12.50	$15.99	$17.46	$19.19	$19.28
12.15	10.69	12.50	15.99	17.46	19.19	19.28
12.15	10.69	12.50	15.99	17.46	19.19	19.28
12.15	10.69	12.50	15.99	17.46	19.19	19.28
—	—	—	16.93	19.99	22.10	23.07
—	—	—	15.99	17.46	19.19	19.28
—	—	—	15.99	17.46	19.19	19.28
—	—	—	15.99	17.46	19.19	19.28
—	—	—	15.99	17.46	19.19	19.28
—	—	—	15.99	17.46	19.19	19.28
—	—	—	15.99	17.46	19.19	19.28

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division

Assets
Investments in shares of mutual funds, at market	$26,751,574	$12,678,183	$639,284

Liabilities	—	—	—
Net assets	$26,751,574	$12,678,183	$639,284

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$1,418,052	$795,131	$—
Benefit Variable Universal Life II	622,276	423,887	34,923
Executive Variable Universal Life	5,790,946	2,009,991	563,293
Executive Variable Universal Life II	8,181,423	2,044,435	33,136
Flexible Variable Life	—	1,778	—
PrinFlex Life®	57,903	102,931	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	3,888	3,920	—
Principal Variable Universal Life Accumulator II	1,424,477	1,530,936	—
Principal Variable Universal Life Income	7,281,729	4,622,733	—
Principal Variable Universal Life Income II	1,970,880	1,142,441	7,932
Total net assets	$26,751,574	$12,678,183	$639,284

Investments in shares of mutual funds, at cost	$24,177,076	$11,356,442	$600,514
Shares of mutual fund owned	1,844,936	894,089	52,443
Accumulation units outstanding:
Benefit Variable Universal Life	70,702	39,453	—
Benefit Variable Universal Life II	31,026	21,032	2,976
Executive Variable Universal Life	288,728	99,728	48,008
Executive Variable Universal Life II	407,914	101,437	2,824
Flexible Variable Life	—	72	—
PrinFlex Life®	2,887	5,107	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	194	194	—
Principal Variable Universal Life Accumulator II	71,022	75,961	—
Principal Variable Universal Life Income	363,057	229,363	—
Principal Variable Universal Life Income II	98,265	56,684	676

Accumulation unit value:
Benefit Variable Universal Life	$20.06	$20.15	$11.73
Benefit Variable Universal Life II	20.06	20.15	11.73
Executive Variable Universal Life	20.06	20.15	11.73
Executive Variable Universal Life II	20.06	20.15	11.73
Flexible Variable Life	24.27	24.70	11.59
PrinFlex Life®	20.06	20.15	11.73
Survivorship Flexible Premium Variable Universal Life	20.06	20.15	11.73
Principal Variable Universal Life Accumulator	20.06	20.15	11.73
Principal Variable Universal Life Accumulator II	20.06	20.15	11.73
Principal Variable Universal Life Income	20.06	20.15	11.73
Principal Variable Universal Life Income II	20.06	20.15	11.73

See accompanying notes.

Putnam VT Growth & Income Class IB Division	Putnam VT International Equity Class IB Division	Putnam VT Voyager Class IB Division	Real Estate Securities Class 1 Division	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division

$159,272	$1,244,732	$27,632,092	$77,251,373	$67,150,393	$31,508,851	$49,215,157

—	—	—	—	—	—	—
$159,272	$1,244,732	$27,632,092	$77,251,373	$67,150,393	$31,508,851	$49,215,157

$108,799	$425,128	$249,326	$5,762,979	$782,322	$363,687	$734,687
—	—	38,945	1,210,928	572,217	120,694	1,142,505
50,473	819,604	3,120,776	28,249,356	8,365,018	2,183,561	3,291,829
—	—	178,535	12,091,887	9,202,897	20,066,926	7,934,887
—	—	16,230	68,667	217,538	9,825	113,657
—	—	21,313,324	10,936,511	17,026,962	1,911,436	4,986,859
—	—	1,233,117	1,864,691	1,308,064	143,544	232,233
—	—	1,345,984	3,005,899	2,755,731	229,285	459,518
—	—	33,597	5,809,947	4,534,868	1,231,452	2,958,714
—	—	58,391	5,858,861	7,745,414	727,682	10,838,982
—	—	43,867	2,391,647	14,639,362	4,520,759	16,521,286
$159,272	$1,244,732	$27,632,092	$77,251,373	$67,150,393	$31,508,851	$49,215,157

$149,194	$1,148,935	$18,340,672	$55,625,376	$68,075,278	$31,584,353	$44,046,545
6,098	94,298	502,037	3,459,533	4,067,256	2,500,702	2,587,548

5,341	24,515	10,747	89,932	50,587	23,770	48,501
—	—	1,679	18,897	37,001	7,888	75,423
2,478	47,263	134,517	440,836	540,902	142,713	217,311
—	—	7,696	188,696	595,082	1,311,529	523,824
—	—	1,014	1,373	10,162	518	4,801
—	—	918,692	170,667	1,101,091	124,927	329,209
—	—	63,928	27,036	84,580	9,382	15,331
—	—	58,016	46,908	178,195	14,986	30,335
—	—	1,448	90,665	293,238	80,485	195,320
—	—	2,517	91,429	500,843	47,560	715,539
—	—	1,891	37,322	946,616	295,467	1,090,660

$20.37	$17.34	$23.20	$64.08	$15.46	$15.30	$15.15
—	—	23.20	64.08	15.46	15.30	15.15
20.37	17.34	23.20	64.08	15.46	15.30	15.15
—	—	23.20	64.08	15.46	15.30	15.15
—	—	16.01	50.02	21.41	18.96	23.68
—	—	23.20	64.08	15.46	15.30	15.15
—	—	19.29	68.97	15.46	15.30	15.15
—	—	23.20	64.08	15.46	15.30	15.15
—	—	23.20	64.08	15.46	15.30	15.15
—	—	23.20	64.08	15.46	15.30	15.15
—	—	23.20	64.08	15.46	15.30	15.15

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division

Assets
Investments in shares of mutual funds, at market	$16,391,180	$49,594,651	$30,934,406

Liabilities	—	—	—
Net assets	$16,391,180	$49,594,651	$30,934,406

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$131,080	$1,557,034	$685,226
Benefit Variable Universal Life II	261,193	829,539	460,727
Executive Variable Universal Life	2,824,953	6,241,192	7,818,610
Executive Variable Universal Life II	4,354,618	5,034,475	12,597,978
Flexible Variable Life	55,274	42,875	45,556
PrinFlex Life®	2,288,140	4,025,608	2,579,611
Survivorship Flexible Premium Variable Universal Life	501,892	232,785	300,511
Principal Variable Universal Life Accumulator	417,934	562,320	658,864
Principal Variable Universal Life Accumulator II	1,220,273	3,430,580	1,164,394
Principal Variable Universal Life Income	2,821,676	10,372,093	1,804,784
Principal Variable Universal Life Income II	1,514,147	17,266,150	2,818,145
Total net assets	$16,391,180	$49,594,651	$30,934,406

Investments in shares of mutual funds, at cost	$16,574,951	$44,032,165	$31,034,348
Shares of mutual fund owned	1,239,877	2,361,650	11,943,787
Accumulation units outstanding:
Benefit Variable Universal Life	8,511	102,776	54,623
Benefit Variable Universal Life II	16,959	54,756	36,729
Executive Variable Universal Life	183,421	411,964	623,251
Executive Variable Universal Life II	282,741	332,313	1,004,232
Flexible Variable Life	3,113	1,670	3,802
PrinFlex Life®	148,566	265,720	205,646
Survivorship Flexible Premium Variable Universal Life	32,587	15,366	23,955
Principal Variable Universal Life Accumulator	27,136	37,117	52,521
Principal Variable Universal Life Accumulator II	79,231	226,444	92,822
Principal Variable Universal Life Income	183,207	684,634	143,866
Principal Variable Universal Life Income II	98,312	1,139,695	224,645

Accumulation unit value:
Benefit Variable Universal Life	$15.40	$15.15	$12.54
Benefit Variable Universal Life II	15.40	15.15	12.54
Executive Variable Universal Life	15.40	15.15	12.54
Executive Variable Universal Life II	15.40	15.15	12.54
Flexible Variable Life	17.76	25.67	11.98
PrinFlex Life®	15.40	15.15	12.54
Survivorship Flexible Premium Variable Universal Life	15.40	15.15	12.54
Principal Variable Universal Life Accumulator	15.40	15.15	12.54
Principal Variable Universal Life Accumulator II	15.40	15.15	12.54
Principal Variable Universal Life Income	15.40	15.15	12.54
Principal Variable Universal Life Income II	15.40	15.15	12.54

See accompanying notes.

SmallCap Blend Class 1 Division	SmallCap Growth II Class 1 Division	SmallCap Value I Class 1 Division	T. Rowe Price Equity Income Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

$30,860,891	$26,544,657	$32,726,867	$3,504,345	$6,424,701	$12,882,197	$18,280,406

—	—	—	—	—	—	—
$30,860,891	$26,544,657	$32,726,867	$3,504,345	$6,424,701	$12,882,197	$18,280,406

$414,995	$971,318	$2,085,916	$181,621	$196,543	$124,957	$598,356
77,742	70,528	124,246	—	156,384	167,093	847,231
1,150,188	5,755,036	9,089,272	3,322,724	3,135,749	3,029,826	5,030,024
552,475	1,258,090	541,488	—	2,936,025	9,560,321	9,002,901
150,023	35,028	74,111	—	—	—	25,052
6,978,437	12,075,785	10,438,427	—	—	—	978,812
652,424	792,999	1,098,755	—	—	—	14,048
17,517,369	1,106,769	2,441,151	—	—	—	95,846
1,404,161	2,063,403	2,952,449	—	—	—	469,724
1,519,861	1,839,162	3,251,639	—	—	—	592,971
443,216	576,539	629,413	—	—	—	625,441
$30,860,891	$26,544,657	$32,726,867	$3,504,345	$6,424,701	$12,882,197	$18,280,406

$19,615,081	$16,056,896	$24,447,253	$2,795,720	$6,992,266	$12,697,602	$18,988,918
2,205,925	1,357,783	1,589,454	117,046	698,337	855,960	1,016,142

16,239	44,797	45,370	10,069	13,413	11,282	37,395
3,042	3,253	2,702	—	10,673	15,086	52,948
45,011	265,410	197,699	184,213	214,000	273,568	314,352
21,620	58,021	11,778	—	200,367	863,167	562,638
7,103	2,753	2,463	—	—	—	1,609
273,092	556,913	227,045	—	—	—	61,171
24,541	46,198	22,298	—	—	—	878
685,517	51,044	53,097	—	—	—	5,990
54,950	95,162	64,219	—	—	—	29,355
59,478	84,819	70,726	—	—	—	37,058
17,345	26,589	13,690	—	—	—	39,087

$25.55	$21.68	$45.98	$18.04	$14.65	$11.08	$16.00
25.55	21.68	45.98	—	14.65	11.08	16.00
25.55	21.68	45.98	18.04	14.65	11.08	16.00
25.55	21.68	45.98	—	14.65	11.08	16.00
21.12	12.72	30.09	—	—	—	15.57
25.55	21.68	45.98	—	—	—	16.00
26.59	17.17	49.28	—	—	—	16.00
25.55	21.68	45.98	—	—	—	16.00
25.55	21.68	45.98	—	—	—	16.00
25.55	21.68	45.98	—	—	—	16.00
25.55	21.68	45.98	—	—	—	16.00

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division

Assets
Investments in shares of mutual funds, at market	$372,226	$3,659,230	$1,351,585

Liabilities	—	—	—
Net assets	$372,226	$3,659,230	$1,351,585

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$23,411	$—	$85,732
Benefit Variable Universal Life II	7,611	129,246	16,142
Executive Variable Universal Life	24,438	242,565	85,341
Executive Variable Universal Life II	17,285	49,101	629,817
Flexible Variable Life	207	1,593	—
PrinFlex Life®	112,609	132,155	149,862
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	35,957	8,630	—
Principal Variable Universal Life Accumulator II	29,632	39,123	56,375
Principal Variable Universal Life Income	555	28,862	63,453
Principal Variable Universal Life Income II	120,521	3,027,955	264,863
Total net assets	$372,226	$3,659,230	$1,351,585

Investments in shares of mutual funds, at cost	$371,203	$3,175,663	$1,323,665
Shares of mutual fund owned	32,033	311,159	112,914
Accumulation units outstanding:
Benefit Variable Universal Life	1,959	—	6,847
Benefit Variable Universal Life II	637	10,135	1,289
Executive Variable Universal Life	2,045	19,021	6,815
Executive Variable Universal Life II	1,447	3,850	50,298
Flexible Variable Life	18	127	—
PrinFlex Life®	9,425	10,363	11,968
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	3,010	677	—
Principal Variable Universal Life Accumulator II	2,480	3,068	4,502
Principal Variable Universal Life Income	46	2,263	5,067
Principal Variable Universal Life Income II	10,087	237,444	21,152

Accumulation unit value:
Benefit Variable Universal Life	$11.95	$12.75	$12.52
Benefit Variable Universal Life II	11.95	12.75	12.52
Executive Variable Universal Life	11.95	12.75	12.52
Executive Variable Universal Life II	11.95	12.75	12.52
Flexible Variable Life	11.72	12.50	12.28
PrinFlex Life®	11.95	12.75	12.52
Survivorship Flexible Premium Variable Universal Life	11.95	12.75	12.52
Principal Variable Universal Life Accumulator	11.95	12.75	12.52
Principal Variable Universal Life Accumulator II	11.95	12.75	12.52
Principal Variable Universal Life Income	11.95	12.75	12.52
Principal Variable Universal Life Income II	11.95	12.75	12.52

See accompanying notes.

Van Eck Global Hard Assets Initial Class Division	Van Eck Global Hard Assets Class S Division	Vanguard VIF Balanced Division	Vanguard VIF Equity Index Division	Vanguard VIF Mid-Cap Index Division	Wells Fargo Advantage VT Index Asset Allocation Class 2 Division	Wells Fargo Advantage VT Intrinsic Value Class 2 Division

$7,164,725	$695,484	$49,536,653	$91,124,112	$46,659,717	$1,727,454	$1,340,182

—	—	—	—	—	—	—
$7,164,725	$695,484	$49,536,653	$91,124,112	$46,659,717	$1,727,454	$1,340,182

$392,011	$—	$11,648,378	$9,285,643	$4,982,057	$7,907	$13,595
276,797	—	—	—	925,019	—	—
3,165,679	—	37,888,275	81,838,469	27,983,459	136,674	—
3,330,238	—	—	—	12,769,182	—	—
—	254	—	—	—	4,784	—
—	183,044	—	—	—	345,688	143,911
—	46,970	—	—	—	99,248	275,715
—	85,335	—	—	—	187,779	53,286
—	157,717	—	—	—	212,838	168,481
—	94,755	—	—	—	732,536	685,194
—	127,409	—	—	—	—	—
$7,164,725	$695,484	$49,536,653	$91,124,112	$46,659,717	$1,727,454	$1,340,182

$8,565,229	$818,033	$42,651,686	$70,046,587	$38,160,275	$1,431,109	$1,038,648
282,409	28,226	2,064,888	2,645,880	2,074,687	93,731	64,868

44,153	—	441,475	390,995	159,115	332	689
31,177	—	—	—	29,544	—	—
356,561	—	1,435,949	3,445,968	893,750	5,745	—
375,096	—	—	—	407,831	—	—
—	34	—	—	—	221	—
—	24,166	—	—	—	14,532	7,298
—	6,201	—	—	—	4,172	13,978
—	11,266	—	—	—	7,897	2,700
—	20,822	—	—	—	8,947	8,542
—	12,510	—	—	—	30,795	34,738
—	16,821	—	—	—	—	—

$8.88	$—	$26.38	$23.75	$31.31	$23.79	$19.73
8.88	—	—	—	31.31	—	—
8.88	—	26.38	23.75	31.31	23.79	19.73
8.88	—	—	—	31.31	—	—
—	7.37	—	—	—	21.64	19.08
—	7.57	—	—	—	23.79	19.73
—	7.57	—	—	—	23.79	19.73
—	7.57	—	—	—	23.79	19.73
—	7.57	—	—	—	23.79	19.73
—	7.57	—	—	—	23.79	19.73
—	7.57	—	—	—	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2014

Wells Fargo Advantage VT Omega Growth Class 2 Division

Assets
Investments in shares of mutual funds, at market	$7,040,113

Liabilities	—
Net assets	$7,040,113

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$13,999
Benefit Variable Universal Life II	—
Executive Variable Universal Life	5,462,660
Executive Variable Universal Life II	—
Flexible Variable Life	6,619
PrinFlex Life®	550,251
Survivorship Flexible Premium Variable Universal Life	94,012
Principal Variable Universal Life Accumulator	132,226
Principal Variable Universal Life Accumulator II	318,563
Principal Variable Universal Life Income	461,783
Principal Variable Universal Life Income II	—
Total net assets	$7,040,113

Investments in shares of mutual funds, at cost	$7,174,669
Shares of mutual fund owned	261,812
Accumulation units outstanding:
Benefit Variable Universal Life	689
Benefit Variable Universal Life II	—
Executive Variable Universal Life	268,784
Executive Variable Universal Life II	—
Flexible Variable Life	337
PrinFlex Life®	27,079
Survivorship Flexible Premium Variable Universal Life	4,626
Principal Variable Universal Life Accumulator	6,506
Principal Variable Universal Life Accumulator II	15,677
Principal Variable Universal Life Income	22,723
Principal Variable Universal Life Income II	—

Accumulation unit value:
Benefit Variable Universal Life	$20.32
Benefit Variable Universal Life II	—
Executive Variable Universal Life	20.32
Executive Variable Universal Life II	—
Flexible Variable Life	19.65
PrinFlex Life®	20.32
Survivorship Flexible Premium Variable Universal Life	20.32
Principal Variable Universal Life Accumulator	20.32
Principal Variable Universal Life Accumulator II	20.32
Principal Variable Universal Life Income	20.32
Principal Variable Universal Life Income II	—

See accompanying notes.

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Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division

Investment income (loss)
Income
Dividends	$—	$—	$13,525

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	—	—	13,525

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	24,184	29,461	(2,130)
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	24,184	29,461	(2,130)

Change in net unrealized appreciation or depreciation of investments	(13,256)	(32,816)	(34,920)

Net gains (losses) on investments	10,928	(3,355)	(23,525)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$10,928	$(3,355)	$(23,525)

(1) Commenced operations April 24, 2014. See accompanying notes.

AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division (1)	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division

$—	$18,223	$—	$63,768	$71,556	$18,318	$14,009

—	—	—	159	—	51	—
—	18,223	—	63,609	71,556	18,267	14,009

60,639	108,955	11,626	183,496	326,594	(52,373)	71,530
147,770	300,580	—	—	—	33,072	—
208,409	409,535	11,626	183,496	326,594	(19,301)	71,530

(252,294)	(186,735)	27,913	122,326	75,775	43,659	(86,819)

(43,885)	241,023	39,539	369,431	473,925	42,625	(1,280)

—	—	—	—	—	—	—

$(43,885)	$241,023	$39,539	$369,431	$473,925	$42,625	$(1,280)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division

Investment income (loss)
Income
Dividends	$154,622	$7,016	$8,415

Expenses
Mortality and expense risks	72	260	—
Net investment income (loss)	154,550	6,756	8,415

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,342,949	104,634	360,829
Capital gains distributions	937,494	—	—
Total realized gains (losses) on investments	2,280,443	104,634	360,829

Change in net unrealized appreciation or depreciation of investments	(204,802)	72,908	(39,720)

Net gains (losses) on investments	2,230,191	184,298	329,524

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$2,230,191	$184,298	$329,524

(1) Commenced operations May 17, 2014. See accompanying notes.

American Century VP Value Class II Division	American Funds Insurance Series Growth Fund Class 2 Division (1)	American Funds Insurance Series International Fund Class 2 Division (1)	American Funds Insurance Series New World Fund Class 2 Division (1)	Balanced Class 1 Division	Bond & Mortgage Securities Class 1 Division	Bond Market Index Class 1 Division

$360,676	$171	$5,476	$6,112	$261,914	$1,774,696	$11,024

110	—	—	—	16,646	7,534	—
360,566	171	5,476	6,112	245,268	1,767,162	11,024

1,529,718	(1)	(50)	(6,758)	459,904	238,201	10,256
—	—	—	—	—	—	—
1,529,718	(1)	(50)	(6,758)	459,904	238,201	10,256

1,326,324	7	(14,168)	(54,112)	564,726	748,743	27,152

3,216,608	177	(8,742)	(54,758)	1,269,898	2,754,106	48,432

—	—	—	—	—	—	—

$3,216,608	$177	$(8,742)	$(54,758)	$1,269,898	$2,754,106	$48,432

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class F Division (1)	Calvert Russell 2000 Small Cap Index Class F Division

Investment income (loss)
Income
Dividends	$43,389	$19,921	$49,004

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	43,389	19,921	49,004

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	108,506	2,777	722,326
Capital gains distributions	—	—	1,650,682
Total realized gains (losses) on investments	108,506	2,777	2,373,008

Change in net unrealized appreciation or depreciation of investments	(299,322)	4,483	(1,825,589)

Net gains (losses) on investments	(147,427)	27,181	596,423

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(147,427)	$27,181	$596,423

(1) Commenced operations April 24, 2014. (2) Commenced operations May 17, 2014. See accompanying notes.

Calvert S&P 500 Index Class F Division (1)	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Series I Division	Delaware High Yield Service Class Division (2)	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Growth Service Class Division	Diversified International Class 1 Division

$6,992	$7,399	$—	$—	$45,183	$—	$3,191,623

2	—	—	—	193	25	1,424
6,990	7,399	—	—	44,990	(25)	3,190,199

1,284	53,916	(49,846)	(91)	541,344	70,027	2,446,190
37,051	99,221	242,950	—	1,150,074	152,069	—
38,335	153,137	193,104	(91)	1,691,418	222,096	2,446,190

(12,889)	(66,298)	(66,586)	(25,134)	(997,158)	(183,268)	(10,184,538)

32,436	94,238	126,518	(25,225)	739,250	38,803	(4,548,149)

—	—	—	—	—	—	—

$32,436	$94,238	$126,518	$(25,225)	$739,250	$38,803	$(4,548,149)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	Dreyfus IP Core Value Service Shares Division	Dreyfus IP MidCap Stock Service Shares Division (1)	Dreyfus IP Technology Growth Service Shares Division

Investment income (loss)
Income
Dividends	$1,881	$—	$—

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	1,881	—	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	41,729	1	16,745
Capital gains distributions	11,702	—	7,920
Total realized gains (losses) on investments	53,431	1	24,665

Change in net unrealized appreciation or depreciation of investments	(26,626)	2,411	(9,818)

Net gains (losses) on investments	28,686	2,412	14,847

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$28,686	$2,412	$14,847

(1) Commenced operations May 17, 2014. See accompanying notes.

Dreyfus Socially Responsible Growth Service Shares Division	Dreyfus VIF Appreciation Service Shares Division	Dreyfus VIF Opportunistic Small Cap Service Shares Division	Dreyfus VIF Quality Bond Service Shares Division	DWS Alternative Asset Allocation Class B Division	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division

$2,579	$59,927	$—	$35,058	$584	$14,092	$1,108,742

—	—	—	—	—	47	1,298
2,579	59,927	—	35,058	584	14,045	1,107,444

13,648	176,874	166,501	30,819	346	226,650	1,772,091
20,963	97,802	—	—	217	14,988	—
34,611	274,676	166,501	30,819	563	241,638	1,772,091

2,397	(65,449)	(103,143)	16,109	(1,318)	(91,765)	2,467,579

39,587	269,154	63,358	81,986	(171)	163,918	5,347,114

—	—	—	—	—	—	—

$39,587	$269,154	$63,358	$81,986	$(171)	$163,918	$5,347,114

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division

Investment income (loss)
Income
Dividends	$12,702	$599,617	$680,113

Expenses
Mortality and expense risks	—	2,091	—
Net investment income (loss)	12,702	597,526	680,113

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	164,956	1,907,739	5,983,991
Capital gains distributions	61,397	1,258,021	1,893,698
Total realized gains (losses) on investments	226,353	3,165,760	7,877,689

Change in net unrealized appreciation or depreciation of investments	(170,631)	3,353,338	1,491,210

Net gains (losses) on investments	68,424	7,116,624	10,049,012

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$68,424	$7,116,624	$10,049,012

(1) Represented the operations of Franklin Income Securities Class 2 Division until May 17, 2014. See accompanying notes

Fidelity VIP Equity-Income Initial Class Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP High Income Initial Class Division	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Franklin Income VIP Class 2 Division (1)

$614,632	$672,593	$—	$358,472	$1,508,129	$7,657	$888,831

589	—	155	253	—	—	—
614,043	672,593	(155)	358,219	1,508,129	7,657	888,831

143,123	566,989	1,107,768	67,525	367,538	1,456,491	450,438
301,827	354,264	—	—	—	930,646	—
444,950	921,253	1,107,768	67,525	367,538	2,387,137	450,438

763,274	395,893	383,560	(356,928)	(1,695,481)	(79,291)	(622,640)

1,822,267	1,989,739	1,491,173	68,816	180,186	2,315,503	716,629

—	—	—	—	—	—	—

$1,822,267	$1,989,739	$1,491,173	$68,816	$180,186	$2,315,503	$716,629

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	Franklin Mutual Global Discovery VIP Class 2 Division (1)	Franklin Mutual Shares VIP Class 2 Division (2)	Franklin Rising Dividends VIP Class 2 Division (3)

Investment income (loss)
Income
Dividends	$586,855	$249,755	$211,387

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	586,855	249,755	211,387

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	550,764	863,778	1,522,103
Capital gains distributions	1,816,180	64,938	311,061
Total realized gains (losses) on investments	2,366,944	928,716	1,833,164

Change in net unrealized appreciation or depreciation of investments	(1,476,988)	(329,837)	(754,098)

Net gains (losses) on investments	1,476,811	848,634	1,290,453

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$1,476,811	$848,634	$1,290,453

(1) Represented the operations of Franklin Mutual Global Discovery Securities Class 2 Division until May 17, 2014.
(2) Represented the operations of Franklin Mutual Shares Securities Class 2 Division until May 17, 2014.
(3) Represented the operations of Franklin Rising Dividends Securities Class 2 Division until May 17, 2014.
(4) Represented the operations of Franklin Small Cap Value Securities Class 2 Division until May 17, 2014.
(5) Represented the operations of Franklin Strategic Income Securities Class 2 Division until May 17, 2014.
(6) Represented the operations of Franklin U.S Government Fund Class 2 Division until May 17, 2014.
(7) Represented the operations of Goldman Sachs VIT Structured Small Cap Equity Service Class I Division until May 17, 2014.

See accompanying notes.

Franklin Small Cap Value VIP Class 2 Division (4)	Franklin Strategic Income VIP Class 2 Division (5)	Franklin U.S. Government Securities VIP Class 2 Division (6)	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Class I Division (7)	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division

$107,237	$853,736	$14,607	$10,463	$1,443,282	$371,092	$987

7	—	—	—	1,362	1,637	—
107,230	853,736	14,607	10,463	1,441,920	369,455	987

1,064,874	(142,736)	(5,945)	41,535	(149,791)	(176,531)	154,564
1,293,107	282,757	—	196,455	—	—	—
2,357,981	140,021	(5,945)	237,990	(149,791)	(176,531)	154,564

(2,343,821)	(746,505)	11,772	(154,222)	549,874	(1,662,346)	36,889

121,390	247,252	20,434	94,231	1,842,003	(1,469,422)	192,440

—	—	—	—	—	—	—

$121,390	$247,252	$20,434	$94,231	$1,842,003	$(1,469,422)	$192,440

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	Invesco American Franchise Series II Division	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division

Investment income (loss)
Income
Dividends	$—	$90,902	$82,843

Expenses
Mortality and expense risks	—	304	—
Net investment income (loss)	—	90,598	82,843

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	48,282	793,068	528,626
Capital gains distributions	—	50,752	58,962
Total realized gains (losses) on investments	48,282	843,820	587,588

Change in net unrealized appreciation or depreciation of investments	30,146	(168,527)	232,800

Net gains (losses) on investments	78,428	765,891	903,231

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$78,428	$765,891	$903,231

See accompanying notes.

Invesco Global Health Care Series I Division	Invesco Global Real Estate Series I Division	Invesco International Growth Series I Division	Invesco Mid Cap Core Equity Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

$—	$2,283	$266,281	$—	$—	$—	$—

205	—	—	37	126	12	325
(205)	2,283	266,281	(37)	(126)	(12)	(325)

1,718,667	1,752	651,645	9,168	132,318	1,429,565	124,416
640,899	—	—	32,158	—	1,321,206	239,853
2,359,566	1,752	651,645	41,326	132,318	2,750,771	364,269

657,914	6,926	(869,721)	(26,501)	(34,016)	(2,413,693)	(63,277)

3,017,275	10,961	48,205	14,788	98,176	337,066	300,667

—	—	—	—	—	—	—

$3,017,275	$10,961	$48,205	$14,788	$98,176	$337,066	$300,667

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	Janus Aspen Balanced Service Shares Division	Janus Aspen Enterprise Service Shares Division	Janus Aspen Flexible Bond Service Shares Division

Investment income (loss)
Income
Dividends	$218,937	$7,305	$1,192,650

Expenses
Mortality and expense risks	—	99	—
Net investment income (loss)	218,937	7,206	1,192,650

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	513,288	2,188,079	(633,305)
Capital gains distributions	364,145	1,525,197	—
Total realized gains (losses) on investments	877,433	3,713,276	(633,305)

Change in net unrealized appreciation or depreciation of investments	59,574	(1,211,161)	1,214,062

Net gains (losses) on investments	1,155,944	2,509,321	1,773,407

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$1,155,944	$2,509,321	$1,773,407

See accompanying notes.

Janus Aspen Forty Service Shares Division	Janus Aspen Global Research Service Shares Division	Janus Aspen Overseas Service Shares Division	JP Morgan Core Bond Class I Division	JP Morgan Small Cap Core Class I Division	LargeCap Blend II Class 1 Division	LargeCap Growth Class 1 Division

$1,635	$13,008	$256,283	$142,532	$6,604	$212,916	$306,905

—	—	—	—	—	377	540
1,635	13,008	256,283	142,532	6,604	212,539	306,365

233,926	106,829	(432,587)	(15,486)	368,767	802,566	1,596,311
1,614,839	—	315,530	—	378,247	—	—
1,848,765	106,829	(117,057)	(15,486)	747,014	802,566	1,596,311

(1,441,753)	(25,958)	(696,914)	43,662	(294,870)	835,729	3,388,599

408,647	93,879	(557,688)	170,708	458,748	1,850,834	5,291,275

—	—	—	—	—	—	—

$408,647	$93,879	$(557,688)	$170,708	$458,748	$1,850,834	$5,291,275

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap Value Class 1 Division

Investment income (loss)
Income
Dividends	$149,222	$848,379	$1,586,797

Expenses
Mortality and expense risks	538	753	33,655
Net investment income (loss)	148,684	847,626	1,553,142

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	16,873,352	3,737,508	1,356,858
Capital gains distributions	23,260,022	1,515,878	10,398,995
Total realized gains (losses) on investments	40,133,374	5,253,386	11,755,853

Change in net unrealized appreciation or depreciation of investments	(29,618,519)	2,392,631	(5,355,963)

Net gains (losses) on investments	10,663,539	8,493,643	7,953,032

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$10,663,539	$8,493,643	$7,953,032

See accompanying notes.

MFS VIT Global Equity Service Class Division	MFS VIT Growth Service Class Division	MFS VIT International Value Service Class Division	MFS VIT MidCap Growth Service Class Division	MFS VIT New Discovery Service Class Division	MFS VIT Research International Service Class Division	MFS VIT Total Return Service Class Division

$17,532	$—	$47,997	$—	$—	$49,871	$12,653

—	—	—	—	91	—	—
17,532	—	47,997	—	(91)	49,871	12,653

222,823	1,063,438	9,561	20,431	926,584	262,947	14,272
33,185	911,891	—	50,827	2,995,488	—	19,563
256,008	1,975,329	9,561	71,258	3,922,072	262,947	33,835

(165,521)	(842,387)	(35,022)	(30,558)	(5,198,410)	(581,082)	11,329

108,019	1,132,942	22,536	40,700	(1,276,429)	(268,264)	57,817

—	—	—	—	—	—	—

$108,019	$1,132,942	$22,536	$40,700	$(1,276,429)	$(268,264)	$57,817

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	MFS VIT Utilities Service Class Division	MFS VIT Value Service Class Division	MidCap Class 1 Division

Investment income (loss)
Income
Dividends	$49,855	$361,581	$936,789

Expenses
Mortality and expense risks	—	—	119,337
Net investment income (loss)	49,855	361,581	817,452

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	190,783	2,703,566	11,562,896
Capital gains distributions	96,096	848,352	16,277,550
Total realized gains (losses) on investments	286,879	3,551,918	27,840,446

Change in net unrealized appreciation or depreciation of investments	(95,799)	(1,358,822)	(6,402,603)

Net gains (losses) on investments	240,935	2,554,677	22,255,295

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$240,935	$2,554,677	$22,255,295

See accompanying notes.

Money Market Class 1 Division	Neuberger Berman AMT Guardian I Class Division	Neuberger Berman AMT Large Cap Value I Class Division	Neuberger Berman AMT Small-Cap Growth S Class Division	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Strategy Administrative Class Division

$70	$13,068	$41,501	$—	$14,431	$95,426	$535

3,782	—	—	—	—	—	—
(3,712)	13,068	41,501	—	14,431	95,426	535

—	74,375	493,012	15,602	135,078	(6,655)	(7,990)
—	458,917	—	60,557	320,299	—	—
—	533,292	493,012	76,159	455,377	(6,655)	(7,990)

—	(296,283)	(24,757)	(52,420)	(200,888)	(83,806)	(25,758)

(3,712)	250,077	509,756	23,739	268,920	4,965	(33,213)

—	—	—	—	—	—	—

$(3,712)	$250,077	$509,756	$23,739	$268,920	$4,965	$(33,213)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division	PIMCO Long Term U.S. Government Administrative Class Division (1)

Investment income (loss)
Income
Dividends	$5,882	$309,592	$65

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	5,882	309,592	65

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(12,532)	14,158	—
Capital gains distributions	4,541	—	—
Total realized gains (losses) on investments	(7,991)	14,158	—

Change in net unrealized appreciation or depreciation of investments	(8,305)	(171,528)	431

Net gains (losses) on investments	(10,414)	152,222	496

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(10,414)	$152,222	$496

(1) Commenced operations May 17, 2014.

PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division	Principal LifeTime Strategic Income Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

$126,014	$99,915	$710,012	$194,738	$301,034	$1,457,303	$867,981

—	—	—	—	—	430	269
126,014	99,915	710,012	194,738	301,034	1,456,873	867,712

(612,658)	7,696	33,813	111,965	572,823	2,185,276	1,618,472
—	14,051	—	—	—	1,280,660	6,124,830
(612,658)	21,747	33,813	111,965	572,823	3,465,936	7,743,302

713,643	(15,552)	603,951	11,548	(242,746)	(1,592,554)	(6,230,645)

226,999	106,110	1,347,776	318,251	631,111	3,330,255	2,380,369

—	—	—	—	—	—	—

$226,999	$106,110	$1,347,776	$318,251	$631,111	$3,330,255	$2,380,369

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division

Investment income (loss)
Income
Dividends	$507,039	$272,896	$517

Expenses
Mortality and expense risks	—	13	—
Net investment income (loss)	507,039	272,883	517

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,010,408	1,135,903	14,248
Capital gains distributions	1,699,367	1,071,124	1,214
Total realized gains (losses) on investments	2,709,775	2,207,027	15,462

Change in net unrealized appreciation or depreciation of investments	(1,764,702)	(1,588,749)	38,726

Net gains (losses) on investments	1,452,112	891,161	54,705

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$1,452,112	$891,161	$54,705

See accompanying notes.

Putnam VT Growth & Income Class IB Division	Putnam VT International Equity Class IB Division	Putnam VT Voyager Class IB Division	Real Estate Securities Class 1 Division	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division

$2,006	$11,728	$196,004	$1,086,758	$1,786,958	$904,655	$820,651

—	—	129	448	1,592	78	832
2,006	11,728	195,875	1,086,310	1,785,366	904,577	819,819

32,457	85,707	1,150,112	3,266,498	1,389,826	565,233	1,449,452
—	—	502,926	—	9,221,099	2,570,757	5,494,182
32,457	85,707	1,653,038	3,266,498	10,610,925	3,135,990	6,943,634

(17,847)	(181,862)	665,330	14,018,578	(8,093,153)	(2,245,305)	(4,546,591)

16,616	(84,427)	2,514,243	18,371,386	4,303,138	1,795,262	3,216,862

—	—	—	—	—	—	—

$16,616	$(84,427)	$2,514,243	$18,371,386	$4,303,138	$1,795,262	$3,216,862

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division

Investment income (loss)
Income
Dividends	$565,547	$739,023	$487,742

Expenses
Mortality and expense risks	404	285	343
Net investment income (loss)	565,143	738,738	487,399

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	236,077	1,566,143	59,542
Capital gains distributions	874,435	7,837,120	—
Total realized gains (losses) on investments	1,110,512	9,403,263	59,542

Change in net unrealized appreciation or depreciation of investments	(774,837)	(6,214,173)	(90,819)

Net gains (losses) on investments	900,818	3,927,828	456,122

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$900,818	$3,927,828	$456,122

(1) Represented the operations of Templeton Developing Markets Securities Class 2 Division until May 17, 2014.
(2) Represented the operations of Templeton Foreign Securities Class 2 Division until May 17, 2014.
(3) Represented the operations of Templeton Global Bond Securities Class 2 Division May 17, 2014.

See accompanying notes.

SmallCap Blend Class 1 Division	SmallCap Growth II Class 1 Division	SmallCap Value I Class 1 Division	T. Rowe Price Equity Income Portfolio II Division	Templeton Developing Markets VIP Class 2 Division (1)	Templeton Foreign VIP Class 2 Division (2)	Templeton Global Bond VIP Class 2 Division (3)

$104,257	$—	$245,658	$50,865	$98,295	$260,839	$849,574

1,090	257	519	—	—	—	168
103,167	(257)	245,139	50,865	98,295	260,839	849,406

878,909	2,058,053	2,367,521	84,536	(115,423)	297,573	(80,625)
868,095	—	3,476,995	—	—	—	—
1,747,004	2,058,053	5,844,516	84,536	(115,423)	297,573	(80,625)

(416,604)	(391,070)	(3,869,095)	96,725	(583,490)	(2,141,331)	(508,760)

1,433,567	1,666,726	2,220,560	232,126	(600,618)	(1,582,919)	260,021

—	—	—	—	—	—	—

$1,433,567	$1,666,726	$2,220,560	$232,126	$(600,618)	$(1,582,919)	$260,021

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division

Investment income (loss)
Income
Dividends	$3,756	$31,041	$12,417

Expenses
Mortality and expense risks	—	11	—
Net investment income (loss)	3,756	31,030	12,417

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8,028	29,916	4,666
Capital gains distributions	3,031	—	14,086
Total realized gains (losses) on investments	11,059	29,916	18,752

Change in net unrealized appreciation or depreciation of investments	(6,994)	(17,870)	(94)

Net gains (losses) on investments	7,821	43,076	31,075

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$7,821	$43,076	$31,075

See accompanying notes.

Van Eck Global Hard Assets Initial Class Division	Van Eck Global Hard Assets Class S Division	Vanguard VIF Balanced Division	Vanguard VIF Equity Index Division	Vanguard VIF Mid-Cap Index Division	Wells Fargo Advantage VT Index Asset Allocation Class 2 Division	Wells Fargo Advantage VT Intrinsic Value Class 2 Division

$7,208	$—	$1,041,447	$1,348,340	$343,495	$22,563	$9,101

—	2	—	—	—	33	40
7,208	(2)	1,041,447	1,348,340	343,495	22,530	9,061

(111,587)	478	2,048,339	7,107,070	2,578,249	92,007	53,238
—	—	2,433,797	1,491,677	1,360,242	—	—
(111,587)	478	4,482,136	8,598,747	3,938,491	92,007	53,238

(1,752,237)	(176,617)	(1,112,153)	782,223	852,914	132,013	57,640

(1,856,616)	(176,141)	4,411,430	10,729,310	5,134,900	246,550	119,939

—	—	—	—	—	—	—

$(1,856,616)	$(176,141)	$4,411,430	$10,729,310	$5,134,900	$246,550	$119,939

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2014

Wells Fargo Advantage VT Omega Growth Class 2 Division

Investment income (loss)
Income
Dividends	$—

Expenses
Mortality and expense risks	60
Net investment income (loss)	(60)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	192,341
Capital gains distributions	1,364,115
Total realized gains (losses) on investments	1,556,456

Change in net unrealized appreciation or depreciation of investments	(1,251,478)

Net gains (losses) on investments	304,918

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	$304,918

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	AllianceBernstein Global Thematic Growth Class A Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$298
Total realized gains (losses) on investments	24,184	7,452
Change in net unrealized appreciation or depreciation of investments	(13,256)	15,463
Net gains (losses) from investments	10,928	23,213

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	10,928	23,213

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	411,593	139,561
Contract terminations and surrenders	(23,442)	(2,000)
Death benefit payments	—	—
Policy loan transfers	(657)	(23)
Transfers to other contracts	(148,972)	(94,076)
Cost of insurance and administration charges	(6,916)	(2,242)
Mortality and expenses charges	(699)	(230)
Surrender charges	1,934	220
Increase (decrease) in net assets from policy related transactions	232,841	41,210
Total increase (decrease)	243,769	64,423

Net assets at beginning of period	145,931	81,508
Net assets at end of period	$389,700	$145,931

See accompanying notes.

AllianceBernstein International Growth Class A Division		AllianceBernstein International Value Class A Division		AllianceBernstein Small Cap Growth Class A Division

2014	2013	2014	2013	2014	2013

$—	$5,049	$13,525	$20,139	$—	$—
29,461	(2,355)	(2,130)	4,299	208,409	285,311
(32,816)	59,994	(34,920)	41,915	(252,294)	157,722
(3,355)	62,688	(23,525)	66,353	(43,885)	443,033

—	—	—	—	—	—

(3,355)	62,688	(23,525)	66,353	(43,885)	443,033

283,155	168,863	108,202	248,047	718,517	1,506,404
(955)	(1,258)	(45,889)	(95,361)	(74,016)	(11,733)
—	—	—	—	—	—
—	—	9,787	2,062	(7,209)	(5,250)
(298,269)	(82,634)	(54,592)	(151,002)	(649,775)	(958,421)
(10,491)	(8,349)	(20,996)	(20,753)	(51,139)	(43,306)
(1,146)	(847)	(1,837)	(1,531)	(4,999)	(3,846)
(34)	139	(17,624)	3,489	1,782	(5,533)
(27,740)	75,914	(22,949)	(15,049)	(66,839)	478,315
(31,095)	138,602	(46,474)	51,304	(110,724)	921,348

572,805	434,203	348,497	297,193	1,704,783	783,435
$541,710	$572,805	$302,023	$348,497	$1,594,059	$1,704,783

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	AllianceBernstein Small/Mid Cap Value Class A Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$18,223	$8,824
Total realized gains (losses) on investments	409,535	230,768
Change in net unrealized appreciation or depreciation of investments	(186,735)	212,441
Net gains (losses) from investments	241,023	452,033

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	241,023	452,033

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,920,961	1,145,775
Contract terminations and surrenders	(108,862)	(84,470)
Death benefit payments	—	(304)
Policy loan transfers	(6,936)	(3,304)
Transfers to other contracts	(490,267)	(702,551)
Cost of insurance and administration charges	(69,498)	(48,859)
Mortality and expenses charges	(7,037)	(4,322)
Surrender charges	6,101	(1,532)
Increase (decrease) in net assets from policy related transactions	1,244,462	300,433
Total increase (decrease)	1,485,485	752,466

Net assets at beginning of period	1,857,822	1,105,356
Net assets at end of period	$3,343,307	$1,857,822

(1) Commenced operations April 24, 2014.

American Century VP Capital Appreciation Class II Division (1)	American Century VP Income & Growth Class I Division		American Century VP Income & Growth Class II Division

2014	2014	2013	2014	2013

$—	$63,609	$64,168	$71,556	$59,595
11,626	183,496	89,432	326,594	199,238
27,913	122,326	717,432	75,775	625,050
39,539	369,431	871,032	473,925	883,883

—	—	—	—	—

39,539	369,431	871,032	473,925	883,883

546,700	311,517	413,338	1,389,937	1,238,856
(40,425)	(308,051)	(90,971)	(405,350)	(206,370)
—	(20,982)	(98,997)	(3,300)	—
2,808	(22,787)	(63,660)	60,375	(13,721)
(185,274)	(210,495)	(176,409)	(704,464)	(384,620)
(6,094)	(133,317)	(140,309)	(146,054)	(133,175)
(849)	(9,006)	(8,415)	(17,102)	(15,272)
320	(909)	(355)	6,140	(8,849)
317,186	(394,030)	(165,778)	180,182	476,849
356,725	(24,599)	705,254	654,107	1,360,732

—	3,213,007	2,507,753	3,770,570	2,409,838
$356,725	$3,188,408	$3,213,007	$4,424,677	$3,770,570

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	American Century VP Inflation Protection Class II Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$18,267	$25,195
Total realized gains (losses) on investments	(19,301)	37,412
Change in net unrealized appreciation or depreciation of investments	43,659	(194,618)
Net gains (losses) from investments	42,625	(132,011)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	42,625	(132,011)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	512,210	630,365
Contract terminations and surrenders	(67,591)	(50,956)
Death benefit payments	(2,465)	(6,722)
Policy loan transfers	(58,056)	(418)
Transfers to other contracts	(345,925)	(1,004,008)
Cost of insurance and administration charges	(68,310)	(80,445)
Mortality and expenses charges	(6,110)	(6,487)
Surrender charges	(3,751)	(5,000)
Increase (decrease) in net assets from policy related transactions	(39,998)	(523,671)
Total increase (decrease)	2,627	(655,682)

Net assets at beginning of period	1,426,474	2,082,156
Net assets at end of period	$1,429,101	$1,426,474

See accompanying notes.

American Century VP International Class II Division		American Century VP Mid Cap Value Class II Division		American Century VP Ultra Class I Division

2014	2013	2014	2013	2014	2013

$14,009	$11,043	$154,550	$121,415	$6,756	$8,735
71,530	93,325	2,280,443	625,547	104,634	93,001
(86,819)	(8,036)	(204,802)	2,103,904	72,908	428,447
(1,280)	96,332	2,230,191	2,850,866	184,298	530,183

—	—	—	—	—	—

(1,280)	96,332	2,230,191	2,850,866	184,298	530,183

692,491	355,823	10,313,886	14,849,101	233,895	198,211
(3,730)	(50,550)	(889,311)	(915,636)	(74,683)	(55,343)
—	—	(13,429)	(9,233)	(16,191)	—
751	1,073	33,287	(7,692)	(33,736)	(19,536)
(652,878)	(480,677)	(8,624,266)	(12,094,873)	(62,214)	(144,842)
(10,238)	(7,924)	(333,571)	(278,357)	(93,080)	(88,136)
(1,185)	(964)	(42,082)	(32,285)	(6,412)	(5,560)
99	145	31,567	35,232	(199)	(354)
25,310	(183,074)	476,081	1,546,257	(52,620)	(115,560)
24,030	(86,742)	2,706,272	4,397,123	131,678	414,623

528,570	615,312	13,335,598	8,938,475	1,888,572	1,473,949
$552,600	$528,570	$16,041,870	$13,335,598	$2,020,250	$1,888,572

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	American Century VP Ultra Class II Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$8,415	$13,724
Total realized gains (losses) on investments	360,829	274,623
Change in net unrealized appreciation or depreciation of investments	(39,720)	690,136
Net gains (losses) from investments	329,524	978,483

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	329,524	978,483

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	989,023	374,533
Contract terminations and surrenders	(183,189)	(267,234)
Death benefit payments	(4,453)	—
Policy loan transfers	(208,523)	(41,492)
Transfers to other contracts	(742,803)	(807,234)
Cost of insurance and administration charges	(94,995)	(102,479)
Mortality and expenses charges	(11,527)	(12,826)
Surrender charges	(5,098)	(4,918)
Increase (decrease) in net assets from policy related transactions	(261,565)	(861,650)
Total increase (decrease)	67,959	116,833

Net assets at beginning of period	3,161,991	3,045,158
Net assets at end of period	$3,229,950	$3,161,991

(1) Commenced operations May 17, 2014.

American Century VP Value Class II Division		American Funds Insurance Series Growth Fund Class 2 Division (1)	American Funds Insurance Series International Fund Class 2 Division (1)

2014	2013	2014	2014

$360,566	$319,560	$171	$5,476
1,529,718	982,955	(1)	(50)
1,326,324	4,386,299	7	(14,168)
3,216,608	5,688,814	177	(8,742)

—	—	—	—

3,216,608	5,688,814	177	(8,742)

10,485,942	10,509,492	29,594	448,719
(1,065,750)	(1,340,133)	—	—
(109,250)	(121,092)	—	—
43,747	(86,285)	—	(44)
(7,349,956)	(8,248,385)	(3)	(179)
(617,639)	(584,058)	(455)	(2,634)
(65,989)	(59,741)	(51)	(207)
15,818	30,743	—	—
1,336,923	100,541	29,085	445,655
4,553,531	5,789,355	29,262	436,913

24,000,903	18,211,548	—	—
$28,554,434	$24,000,903	$29,262	$436,913

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

American Funds Insurance Series New World Fund Class 2 Division (1)

2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$6,112
Total realized gains (losses) on investments	(6,758)
Change in net unrealized appreciation or depreciation of investments	(54,112)
Net gains (losses) from investments	(54,758)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(54,758)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	793,429
Contract terminations and surrenders	—
Death benefit payments	—
Policy loan transfers	—
Transfers to other contracts	(57,552)
Cost of insurance and administration charges	(2,811)
Mortality and expenses charges	(315)
Surrender charges	—
Increase (decrease) in net assets from policy related transactions	732,751
Total increase (decrease)	677,993

Net assets at beginning of period	—
Net assets at end of period	$677,993

(1) Commenced operations May 17, 2014.

Balanced Class 1 Division		Bond & Mortgage Securities Class 1 Division		Bond Market Index Class 1 Division

2014	2013	2014	2013	2014	2013

$245,268	$237,689	$1,767,162	$1,824,121	$11,024	$1,187
459,904	255,021	238,201	790,661	10,256	(3,009)
564,726	2,011,850	748,743	(3,120,191)	27,152	1,027
1,269,898	2,504,560	2,754,106	(505,409)	48,432	(795)

—	—	—	—	—	—

1,269,898	2,504,560	2,754,106	(505,409)	48,432	(795)

1,901,775	2,179,632	14,796,345	12,255,258	1,285,612	1,034,971
(1,081,188)	(1,060,876)	(2,897,390)	(2,628,424)	(2,629)	—
(40,387)	(154,217)	(58,202)	(152,836)	—	—
(139,057)	(264,106)	(144,577)	(306,134)	(1,463)	—
(534,044)	(459,772)	(8,384,367)	(11,687,178)	(723,742)	(404,202)
(813,531)	(826,851)	(1,951,959)	(2,082,367)	(19,331)	(5,060)
(52,186)	(49,568)	(187,935)	(191,243)	(2,181)	(614)
(20,282)	(9,228)	(5,105)	(14,072)	(8)	—
(778,900)	(644,986)	1,166,810	(4,806,996)	536,258	625,095
490,998	1,859,574	3,920,916	(5,312,405)	584,690	624,300

15,136,657	13,277,083	51,926,543	57,238,948	635,062	10,762
$15,627,655	$15,136,657	$55,847,459	$51,926,543	$1,219,752	$635,062

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Calvert EAFE International Index Class F Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$43,389	$26,618
Total realized gains (losses) on investments	108,506	4,976
Change in net unrealized appreciation or depreciation of investments	(299,322)	136,556
Net gains (losses) from investments	(147,427)	168,150

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(147,427)	168,150

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,727,203	582,859
Contract terminations and surrenders	(164)	—
Death benefit payments	—	—
Policy loan transfers	1,441	9,031
Transfers to other contracts	(754,732)	(210,764)
Cost of insurance and administration charges	(28,234)	(16,824)
Mortality and expenses charges	(2,975)	(1,686)
Surrender charges	14	—
Increase (decrease) in net assets from policy related transactions	942,553	362,616
Total increase (decrease)	795,126	530,766

Net assets at beginning of period	1,180,740	649,974
Net assets at end of period	$1,975,866	$1,180,740

(1) Commenced operations April 24, 2014.

Calvert Investment Grade Bond Index Class F Division (1)	Calvert Russell 2000 Small Cap Index Class F Division		Calvert S&P 500 Index Class F Division (1)

2014	2014	2013	2014

$19,921	$49,004	$53,726	$6,990
2,777	2,373,008	1,176,010	38,335
4,483	(1,825,589)	2,065,993	(12,889)
27,181	596,423	3,295,729	32,436

—	—	—	—

27,181	596,423	3,295,729	32,436

1,019,948	8,521,847	7,660,055	461,482
(1,721)	(292,243)	(757,856)	—
—	(6,390)	(103)	—
(2,594)	(34,482)	(44,207)	(2,923)
(188,349)	(6,351,205)	(4,947,950)	(32,391)
(26,006)	(283,881)	(244,821)	(9,085)
(2,290)	(35,546)	(27,649)	(794)
(661)	3,380	25,054	—
798,327	1,521,480	1,662,523	416,289
825,508	2,117,903	4,958,252	448,725

—	12,825,284	7,867,032	—
$825,508	$14,943,187	$12,825,284	$448,725

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Calvert S&P MidCap 400 Index Class F Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$7,399	$4,043
Total realized gains (losses) on investments	153,137	112,305
Change in net unrealized appreciation or depreciation of investments	(66,298)	101,592
Net gains (losses) from investments	94,238	217,940

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	94,238	217,940

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	414,986	508,037
Contract terminations and surrenders	(34,279)	(19,302)
Death benefit payments	-	-
Policy loan transfers	6,156	(28,828)
Transfers to other contracts	(110,628)	(279,700)
Cost of insurance and administration charges	(47,198)	(44,305)
Mortality and expenses charges	(4,633)	(3,967)
Surrender charges	(4,522)	(6,067)
Increase (decrease) in net assets from policy related transactions	219,882	125,868
Total increase (decrease)	314,120	343,808

Net assets at beginning of period	946,430	602,622
Net assets at end of period	$1,260,550	$946,430

(1) Commenced operations May 20, 2013. (2) Commenced operations May 17, 2014. See accompanying notes.

ClearBridge Small Cap Growth Series I Division (1)		Delaware High Yield Service Class Division (2)	Delaware Small Cap Value Service Class Division

2014	2013	2014	2014	2013

$—	$—	$—	$44,990	$49,726
193,104	52,234	(91)	1,691,418	710,164
(66,586)	(9,026)	(25,134)	(997,158)	2,109,799
126,518	43,208	(25,225)	739,250	2,869,689

—	—	—	—	—

126,518	43,208	(25,225)	739,250	2,869,689

6,035,897	1,461,957	986,465	5,607,210	5,236,548
—	—	—	(686,339)	(91,020)
—	—	—	(13,129)	(50,963)
(4,292)	—	823	(16,416)	(58,763)
(4,514,595)	(690,906)	(1,550)	(3,864,560)	(2,813,078)
(22,485)	(837)	(3,963)	(247,341)	(202,972)
(2,286)	(80)	(458)	(27,898)	(20,766)
—	—	—	30,406	4,472
1,492,239	770,134	981,317	781,933	2,003,458
1,618,757	813,342	956,092	1,521,183	4,873,147

813,342	—	—	12,648,196	7,775,049
$2,432,099	$813,342	$956,092	$14,169,379	$12,648,196

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Delaware Smid Cap Growth Service Class Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(25)	$(59)
Total realized gains (losses) on investments	222,096	117,746
Change in net unrealized appreciation or depreciation of investments	(183,268)	367,822
Net gains (losses) from investments	38,803	485,509

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	38,803	485,509

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	460,573	425,170
Contract terminations and surrenders	(304,964)	(20,648)
Death benefit payments	(1,279)	(3,210)
Policy loan transfers	2,104	(4,511)
Transfers to other contracts	(300,092)	(302,672)
Cost of insurance and administration charges	(68,439)	(65,317)
Mortality and expenses charges	(5,896)	(5,749)
Surrender charges	(2,363)	(1,777)
Increase (decrease) in net assets from policy related transactions	(220,356)	21,286
Total increase (decrease)	(181,553)	506,795

Net assets at beginning of period	1,729,842	1,223,047
Net assets at end of period	$1,548,289	$1,729,842

(1) Commenced operations May 17, 2014.

Diversified International Class 1 Division		Dreyfus IP Core Value Service Shares Division		Dreyfus IP MidCap Stock Service Shares Division (1)

2014	2013	2014	2013	2014

$3,190,199	$3,788,999	$1,881	$2,589	$—
2,446,190	1,539,096	53,431	6,415	1
(10,184,538)	17,834,657	(26,626)	80,591	2,411
(4,548,149)	23,162,752	28,686	89,595	2,412

—	—	—	—	—

(4,548,149)	23,162,752	28,686	89,595	2,412

30,016,640	30,449,335	113,472	141,336	159,357
(6,383,884)	(7,371,420)	—	(7,056)	—
(214,672)	(776,871)	—	—	—
(623,117)	(860,153)	—	—	—
(18,966,536)	(22,399,560)	(148,275)	(11,342)	(5)
(4,713,119)	(4,855,862)	(4,082)	(5,034)	(243)
(462,419)	(445,421)	(655)	(734)	(28)
(94,690)	(20,708)	—	(342)	—
(1,441,797)	(6,280,660)	(39,540)	116,828	159,081
(5,989,946)	16,882,092	(10,854)	206,423	161,493

143,043,510	126,161,418	415,910	209,487	—
$137,053,564	$143,043,510	$405,056	$415,910	$161,493

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Dreyfus IP Technology Growth Service Shares Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	24,665	987
Change in net unrealized appreciation or depreciation of investments	(9,818)	19,206
Net gains (losses) from investments	14,847	20,193

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	14,847	20,193

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	235,798	146,663
Contract terminations and surrenders	—	—
Death benefit payments	—	—
Policy loan transfers	(12,509)	—
Transfers to other contracts	(75,546)	(15,136)
Cost of insurance and administration charges	(5,461)	(2,127)
Mortality and expenses charges	(722)	(224)
Surrender charges	—	—
Increase (decrease) in net assets from policy related transactions	141,560	129,176
Total increase (decrease)	156,407	149,369

Net assets at beginning of period	157,491	8,122
Net assets at end of period	$313,898	$157,491

See accompanying notes.

Dreyfus Socially Responsible Growth Service Shares Division		Dreyfus VIF Appreciation Service Shares Division		Dreyfus VIF Opportunistic Small Cap Service Shares Division

2014	2013	2014	2013	2014	2013

$2,579	$3,182	$59,927	$60,054	$—	$—
34,611	47,951	274,676	122,320	166,501	73,735
2,397	34,717	(65,449)	463,821	(103,143)	1,483,338
39,587	85,850	269,154	646,195	63,358	1,557,073

—	—	—	—	—	—

39,587	85,850	269,154	646,195	63,358	1,557,073

126,482	124,620	1,067,866	1,403,366	746,409	868,652
(281)	(2,358)	(93,968)	(32,498)	(174,927)	(150,747)
—	—	—	—	(4,902)	(2,313)
(34)	—	(6,853)	(5,148)	(64,317)	(56,374)
(48,674)	(149,765)	(1,120,295)	(839,937)	(396,144)	(419,728)
(6,064)	(5,601)	(65,208)	(64,837)	(190,978)	(188,398)
(1,021)	(871)	(9,164)	(8,520)	(23,545)	(23,356)
7	87	7,323	(1,284)	(9,963)	(14,422)
70,415	(33,888)	(220,299)	451,142	(118,367)	13,314
110,002	51,962	48,855	1,097,337	(55,009)	1,570,387

288,768	236,806	3,865,891	2,768,554	4,878,474	3,308,087
$398,770	$288,768	$3,914,746	$3,865,891	$4,823,465	$4,878,474

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Dreyfus VIF Quality Bond Service Shares Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$35,058	$55,124
Total realized gains (losses) on investments	30,819	35,376
Change in net unrealized appreciation or depreciation of investments	16,109	(134,828)
Net gains (losses) from investments	81,986	(44,328)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	81,986	(44,328)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	620,865	577,407
Contract terminations and surrenders	(21,112)	(263,898)
Death benefit payments	—	—
Policy loan transfers	3,622	(15,768)
Transfers to other contracts	(681,356)	(1,060,581)
Cost of insurance and administration charges	(22,911)	(33,908)
Mortality and expenses charges	(3,551)	(4,550)
Surrender charges	560	9,726
Increase (decrease) in net assets from policy related transactions	(103,883)	(791,572)
Total increase (decrease)	(21,897)	(835,900)

Net assets at beginning of period	1,766,998	2,602,898
Net assets at end of period	$1,745,101	$1,766,998

(1) Commenced operations May 20, 2013.

DWS Alternative Asset Allocation Class B Division (1)		DWS Small Mid Cap Value Class B Division		Equity Income Class 1 Division

2014	2013	2014	2013	2014	2013

$584	$—	$14,045	$24,228	$1,107,444	$1,174,660
563	(16)	241,638	275,682	1,772,091	1,154,602
(1,318)	243	(91,765)	580,752	2,467,579	6,400,628
(171)	227	163,918	880,662	5,347,114	8,729,890

—	—	—	—	—	—

(171)	227	163,918	880,662	5,347,114	8,729,890

136,575	60,368	951,845	917,789	10,563,084	10,909,375
—	—	(29,738)	(326,679)	(1,709,257)	(1,544,430)
—	—	—	(522)	(67,442)	(40,938)
—	—	(11,340)	(2,193)	(144,177)	(361,524)
(69,569)	(36,583)	(696,137)	(1,034,314)	(4,998,403)	(5,925,483)
(1,525)	(179)	(52,573)	(53,806)	(1,513,311)	(1,416,655)
(136)	(16)	(5,998)	(5,631)	(154,028)	(138,355)
—	—	849	32,382	(16,141)	(43,414)
65,345	23,590	156,908	(472,974)	1,960,325	1,438,576
65,174	23,817	320,826	407,688	7,307,439	10,168,466

23,817	—	3,117,462	2,709,774	40,925,010	30,756,544
$88,991	$23,817	$3,438,288	$3,117,462	$48,232,449	$40,925,010

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Fidelity VIP Asset Manager Service Class 2 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$12,702	$19,851
Total realized gains (losses) on investments	226,353	27,032
Change in net unrealized appreciation or depreciation of investments	(170,631)	157,283
Net gains (losses) from investments	68,424	204,166

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	68,424	204,166

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	590,109	493,876
Contract terminations and surrenders	(144,510)	(84,971)
Death benefit payments	—	—
Policy loan transfers	(12,645)	—
Transfers to other contracts	(1,033,153)	(231,224)
Cost of insurance and administration charges	(25,906)	(25,181)
Mortality and expenses charges	(4,660)	(4,130)
Surrender charges	210	(2,925)
Increase (decrease) in net assets from policy related transactions	(630,555)	145,445
Total increase (decrease)	(562,131)	349,611

Net assets at beginning of period	1,552,910	1,203,299
Net assets at end of period	$990,779	$1,552,910

See accompanying notes.

Fidelity VIP Contrafund Initial Class Division		Fidelity VIP Contrafund Service Class 2 Division		Fidelity VIP Equity-Income Initial Class Division

2014	2013	2014	2013	2014	2013

$597,526	$611,742	$680,113	$664,961	$614,043	$517,781
3,165,760	1,216,837	7,877,689	5,713,580	444,950	1,413,866
3,353,338	13,840,637	1,491,210	15,128,135	763,274	3,262,789
7,116,624	15,669,216	10,049,012	21,506,676	1,822,267	5,194,436

—	—	—	—	—	—

7,116,624	15,669,216	10,049,012	21,506,676	1,822,267	5,194,436

4,427,256	5,188,360	28,234,924	39,426,528	1,550,212	1,918,419
(3,743,066)	(3,843,721)	(3,041,965)	(4,526,119)	(1,408,442)	(1,193,157)
(184,644)	(325,345)	(302,309)	(91,044)	(67,553)	(161,033)
(485,689)	(529,353)	(477,625)	(204,855)	(120,673)	(113,416)
(2,875,742)	(3,523,789)	(23,940,670)	(36,646,582)	(1,170,059)	(1,812,484)
(2,385,465)	(2,472,756)	(2,121,903)	(2,079,050)	(869,861)	(915,193)
(158,513)	(146,298)	(274,885)	(253,688)	(58,133)	(54,506)
(10,855)	(16,177)	6,695	39,395	(4,042)	(5,583)
(5,416,718)	(5,669,079)	(1,917,738)	(4,335,415)	(2,148,551)	(2,336,953)
1,699,906	10,000,137	8,131,274	17,171,261	(326,284)	2,857,483

62,848,752	52,848,615	87,434,119	70,262,858	22,204,971	19,347,488
$64,548,658	$62,848,752	$95,565,393	$87,434,119	$21,878,687	$22,204,971

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Fidelity VIP Equity-Income Service Class 2 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$672,593	$496,129
Total realized gains (losses) on investments	921,253	2,713,751
Change in net unrealized appreciation or depreciation of investments	395,893	2,198,088
Net gains (losses) from investments	1,989,739	5,407,968

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,989,739	5,407,968

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	4,430,306	3,655,046
Contract terminations and surrenders	(681,018)	(1,461,515)
Death benefit payments	(12,554)	(88,523)
Policy loan transfers	(301,860)	(306,626)
Transfers to other contracts	(2,140,948)	(3,262,340)
Cost of insurance and administration charges	(727,598)	(741,489)
Mortality and expenses charges	(88,585)	(89,262)
Surrender charges	(27,553)	(10,087)
Increase (decrease) in net assets from policy related transactions	450,190	(2,304,796)
Total increase (decrease)	2,439,929	3,103,172

Net assets at beginning of period	23,241,639	20,138,467
Net assets at end of period	$25,681,568	$23,241,639

See accompanying notes.

Fidelity VIP Growth Service Class 2 Division		Fidelity VIP High Income Initial Class Division		Fidelity VIP High Income Service Class 2 Division

2014	2013	2014	2013	2014	2013

$(155)	$5,785	$358,219	$350,397	$1,508,129	$1,419,988
1,107,768	1,620,188	67,525	209,179	367,538	463,693
383,560	2,390,648	(356,928)	(200,735)	(1,695,481)	(554,986)
1,491,173	4,016,621	68,816	358,841	180,186	1,328,695

—	—	—	—	—	—

1,491,173	4,016,621	68,816	358,841	180,186	1,328,695

3,127,541	2,651,197	1,759,742	2,247,830	11,812,904	14,217,627
(789,785)	(1,981,222)	(503,597)	(426,588)	(1,720,710)	(2,761,272)
(15,573)	(13,639)	(14,801)	(72,332)	(5,592)	(58,120)
(202,902)	(53,899)	218,168	(92,500)	(222,181)	(31,548)
(1,272,710)	(2,763,039)	(1,271,693)	(1,976,621)	(7,734,409)	(11,137,061)
(416,437)	(459,645)	(258,233)	(278,267)	(524,442)	(564,625)
(48,701)	(51,965)	(17,159)	(16,694)	(67,954)	(67,746)
(7,316)	46,641	(1,412)	(1,662)	6,630	96,635
374,117	(2,625,571)	(88,985)	(616,834)	1,544,246	(306,110)
1,865,290	1,391,050	(20,169)	(257,993)	1,724,432	1,022,585

13,239,165	11,848,115	6,081,460	6,339,453	24,269,683	23,247,098
$15,104,455	$13,239,165	$6,061,291	$6,081,460	$25,994,115	$24,269,683

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Fidelity VIP Mid Cap Service Class 2 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$7,657	$99,435
Total realized gains (losses) on investments	2,387,137	6,943,895
Change in net unrealized appreciation or depreciation of investments	(79,291)	3,789,448
Net gains (losses) from investments	2,315,503	10,832,778

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,315,503	10,832,778

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	13,483,342	19,379,416
Contract terminations and surrenders	(1,877,110)	(2,907,302)
Death benefit payments	(27,518)	(4,898)
Policy loan transfers	48,788	(361,430)
Transfers to other contracts	(10,963,461)	(19,076,656)
Cost of insurance and administration charges	(1,000,591)	(1,028,890)
Mortality and expenses charges	(133,070)	(126,594)
Surrender charges	(67,302)	114,249
Increase (decrease) in net assets from policy related transactions	(536,922)	(4,012,105)
Total increase (decrease)	1,778,581	6,820,673

Net assets at beginning of period	38,896,644	32,075,971
Net assets at end of period	$40,675,225	$38,896,644

(1) Represented the operations of Franklin Income Securities Class 2 Division until May 17, 2014.
(2) Represented the operations of Franklin Mutual Global Discovery Securities Class 2 Division until May 17, 2014.
(3) Represented the operations of Franklin Mutual Shares Securities Class 2 Division until May 17, 2014.

See accompanying notes.

Franklin Income VIP Class 2 Division (1)		Franklin Mutual Global Discovery VIP Class 2 Division (2)		Franklin Mutual Shares VIP Class 2 Division (3)

2014	2013	2014	2013	2014	2013

$888,831	$912,854	$586,855	$508,115	$249,755	$230,269
450,438	491,476	2,366,944	2,816,562	928,716	450,446
(622,640)	437,879	(1,476,988)	2,002,860	(329,837)	1,923,932
716,629	1,842,209	1,476,811	5,327,537	848,634	2,604,647

—	—	—	—	—	—

716,629	1,842,209	1,476,811	5,327,537	848,634	2,604,647

7,675,882	4,913,226	7,282,617	10,683,626	2,961,024	4,154,848
(669,516)	(1,209,130)	(1,261,472)	(1,128,938)	(645,231)	(468,023)
(260,518)	(1,220)	(20,078)	(324)	—	—
(878)	(60,479)	10,004	(68,110)	(48,651)	(9,644)
(3,883,476)	(3,684,120)	(5,219,442)	(6,652,487)	(2,225,144)	(3,037,325)
(305,943)	(306,908)	(474,099)	(440,506)	(173,794)	(175,973)
(47,945)	(44,724)	(62,288)	(52,613)	(24,747)	(22,505)
23,890	39,732	66,374	14,672	29,429	17,610
2,531,496	(353,623)	321,616	2,355,320	(127,114)	458,988
3,248,125	1,488,586	1,798,427	7,682,857	721,520	3,063,635

14,892,001	13,403,415	25,826,912	18,144,055	12,032,194	8,968,559
$18,140,126	$14,892,001	$27,625,339	$25,826,912	$12,753,714	$12,032,194

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Franklin Rising Dividends VIP Class 2 Division (1)

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$211,387	$188,354
Total realized gains (losses) on investments	1,833,164	686,497
Change in net unrealized appreciation or depreciation of investments	(754,098)	2,153,809
Net gains (losses) from investments	1,290,453	3,028,660

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,290,453	3,028,660

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	7,206,110	5,981,354
Contract terminations and surrenders	(525,315)	(187,073)
Death benefit payments	—	(685)
Policy loan transfers	(55,277)	(274,180)
Transfers to other contracts	(5,938,491)	(2,243,558)
Cost of insurance and administration charges	(349,413)	(286,363)
Mortality and expenses charges	(41,247)	(31,535)
Surrender charges	23,742	(3,028)
Increase (decrease) in net assets from policy related transactions	320,109	2,954,932
Total increase (decrease)	1,610,562	5,983,592

Net assets at beginning of period	14,497,283	8,513,691
Net assets at end of period	$16,107,845	$14,497,283

(1) Represented the operations of Franklin Rising Dividends Securities Class 2 Division until May 17, 2014.
(2) Represented the operations of Franklin Small Cap Value Securities Class 2 Division until May 17, 2014.
(3) Represented the operations of Franklin Strategic Income Securities Class 2 Division until May 17, 2014.
(4) Represented the operations of Franklin U.S Government Fund Class 2 Division until May 17, 2014.

See accompanying notes.

Franklin Small Cap Value VIP Class 2 Division (2)		Franklin Strategic Income VIP Class 2 Division (3)		Franklin U.S. Government Securities VIP Class 2 Division (4)

2014	2013	2014	2013	2014	2013

$107,230	$198,553	$853,736	$795,069	$14,607	$17,736
2,357,981	1,883,689	140,021	167,089	(5,945)	(18,160)
(2,343,821)	2,562,803	(746,505)	(524,832)	11,772	(14,510)
121,390	4,645,045	247,252	437,326	20,434	(14,934)

—	—	—	—	—	—

121,390	4,645,045	247,252	437,326	20,434	(14,934)

6,353,147	6,298,747	5,636,439	5,370,772	625,807	313,905
(618,639)	(1,093,216)	(752,951)	(94,603)	(870)	(15,195)
—	(8,061)	(25,333)	(151)	—	—
30,522	(3,730)	7,587	(9,508)	(9,843)	(11,556)
(4,585,550)	(4,429,272)	(4,278,952)	(4,010,578)	(229,037)	(649,292)
(339,517)	(342,740)	(256,457)	(240,092)	(9,975)	(11,533)
(47,243)	(43,378)	(31,327)	(27,013)	(1,179)	(1,448)
22,114	42,824	60,700	1,137	72	1,675
814,834	421,174	359,706	989,964	374,975	(373,444)
936,224	5,066,219	606,958	1,427,290	395,409	(388,378)

16,905,535	11,839,316	12,971,882	11,544,592	477,766	866,144
$17,841,759	$16,905,535	$13,578,840	$12,971,882	$873,175	$477,766

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Class I Division (1)

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$10,463	$10,908
Total realized gains (losses) on investments	237,990	161,797
Change in net unrealized appreciation or depreciation of investments	(154,222)	80,971
Net gains (losses) from investments	94,231	253,676

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	94,231	253,676

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	288,342	696,223
Contract terminations and surrenders	(24,795)	(32,417)
Death benefit payments	—	—
Policy loan transfers	2,071	(3,233)
Transfers to other contracts	(154,897)	(75,020)
Cost of insurance and administration charges	(17,593)	(13,000)
Mortality and expenses charges	(2,683)	(1,774)
Surrender charges	658	1,195
Increase (decrease) in net assets from policy related transactions	91,103	571,974
Total increase (decrease)	185,334	825,650

Net assets at beginning of period	1,218,758	393,108
Net assets at end of period	$1,404,092	$1,218,758

(1) Represented the operations of Goldman Sachs VIT Structured Small Cap Equity Service Class I Division until May 17, 2014.

Government & High Quality Bond Class 1 Division		International Emerging Markets Class 1 Division		Invesco American Franchise Series I Division

2014	2013	2014	2013	2014	2013

$1,441,920	$1,525,876	$369,455	$874,812	$987	$10,171
(149,791)	135,178	(176,531)	(98,188)	154,564	134,193
549,874	(2,104,848)	(1,662,346)	(2,568,470)	36,889	687,504
1,842,003	(443,794)	(1,469,422)	(1,791,846)	192,440	831,868

—	—	—	—	—	—

1,842,003	(443,794)	(1,469,422)	(1,791,846)	192,440	831,868

11,288,174	11,806,454	13,031,089	14,415,973	310,889	406,554
(2,472,970)	(2,291,865)	(1,586,531)	(1,863,363)	(126,623)	(300,253)
(100,819)	(384,950)	(45,433)	(70,704)	(3,695)	—
(142,283)	(315,083)	(260,481)	(472,724)	(37,631)	(23,134)
(7,725,907)	(12,637,296)	(7,566,469)	(8,943,081)	(387,381)	(677,897)
(1,586,218)	(1,792,549)	(1,709,143)	(1,765,974)	(71,153)	(80,085)
(147,546)	(157,718)	(170,967)	(165,770)	(5,942)	(6,245)
(19,199)	(29,280)	(72,663)	(56,066)	(364)	9,196
(906,768)	(5,802,287)	1,619,402	1,078,291	(321,900)	(671,864)
935,235	(6,246,081)	149,980	(713,555)	(129,460)	160,004

37,175,765	43,421,846	37,990,876	38,704,431	2,547,682	2,387,678
$38,111,000	$37,175,765	$38,140,856	$37,990,876	$2,418,222	$2,547,682

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Invesco American Franchise Series II Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$2,156
Total realized gains (losses) on investments	48,282	15,166
Change in net unrealized appreciation or depreciation of investments	30,146	268,568
Net gains (losses) from investments	78,428	285,890

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	78,428	285,890

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	354,063	189,741
Contract terminations and surrenders	(77,989)	(22,927)
Death benefit payments	—	(4,841)
Policy loan transfers	(22,410)	(22,542)
Transfers to other contracts	(62,896)	(55,484)
Cost of insurance and administration charges	(58,563)	(56,324)
Mortality and expenses charges	(6,385)	(6,359)
Surrender charges	(4,138)	(2,899)
Increase (decrease) in net assets from policy related transactions	121,682	18,365
Total increase (decrease)	200,110	304,255

Net assets at beginning of period	1,005,401	701,146
Net assets at end of period	$1,205,511	$1,005,401

(1) Commenced operations May 20, 2013.

Invesco Core Equity Series I Division		Invesco Core Equity Series II Division		Invesco Global Health Care Series I Division (1)

2014	2013	2014	2013	2014	2013

$90,598	$138,075	$82,843	$132,442	$(205)	$89,721
843,820	867,931	587,588	262,435	2,359,566	1,487,292
(168,527)	1,538,990	232,800	2,220,887	657,914	2,655,692
765,891	2,544,996	903,231	2,615,764	3,017,275	4,232,705

—	—	—	—	—	—

765,891	2,544,996	903,231	2,615,764	3,017,275	4,232,705

1,184,202	1,369,976	1,679,823	2,040,136	8,841,475	9,119,612
(468,847)	(784,404)	(787,479)	(252,434)	(791,591)	(885,731)
(13,280)	(17,319)	(11,156)	—	(49,548)	(1,037)
(62,481)	(98,479)	(63,034)	(34,089)	(206,299)	(99,141)
(1,600,084)	(1,552,011)	(627,468)	(1,419,839)	(4,619,554)	(6,529,173)
(290,375)	(323,344)	(559,464)	(542,832)	(454,850)	(394,309)
(24,922)	(25,089)	(62,850)	(60,109)	(50,277)	(39,301)
(422)	11,770	9,171	(29,295)	(9,809)	(3,548)
(1,276,209)	(1,418,900)	(422,457)	(298,462)	2,659,547	1,167,372
(510,318)	1,126,096	480,774	2,317,302	5,676,822	5,400,077

10,263,199	9,137,103	11,476,951	9,159,649	15,073,905	9,673,828
$9,752,881	$10,263,199	$11,957,725	$11,476,951	$20,750,727	$15,073,905

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Invesco Global Real Estate Series I Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,283	$1,031
Total realized gains (losses) on investments	1,752	3
Change in net unrealized appreciation or depreciation of investments	6,926	(206)
Net gains (losses) from investments	10,961	828

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	10,961	828

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	300,255	27,465
Contract terminations and surrenders	—	—
Death benefit payments	—	—
Policy loan transfers	—	—
Transfers to other contracts	(40,410)	(1)
Cost of insurance and administration charges	(4,072)	(156)
Mortality and expenses charges	(467)	(35)
Surrender charges	—	—
Increase (decrease) in net assets from policy related transactions	255,306	27,273
Total increase (decrease)	266,267	28,101

Net assets at beginning of period	28,101	—
Net assets at end of period	$294,368	$28,101

See accompanying notes.

Invesco International Growth Series I Division		Invesco Mid Cap Core Equity Series II Division		Invesco Mid Cap Growth Series I Division

2014	2013	2014	2013	2014	2013

$266,281	$186,396	$(37)	$1,416	$(126)	$5,418
651,645	777,289	41,326	158,983	132,318	1,194,714
(869,721)	1,454,633	(26,501)	(50,131)	(34,016)	(658,076)
48,205	2,418,318	14,788	110,268	98,176	542,056

—	—	—	—	—	—

48,205	2,418,318	14,788	110,268	98,176	542,056

7,688,790	13,985,751	233,329	206,931	573,044	1,163,604
(353,489)	(351,934)	(22,930)	(7,692)	(41,109)	(185,817)
(7,844)	(685)	—	—	(2,687)	—
(66,902)	6,520	(261)	3,441	1,774	(3,696)
(5,800,499)	(12,055,315)	(170,711)	(805,390)	(533,176)	(1,994,445)
(274,443)	(240,253)	(14,027)	(14,208)	(44,335)	(52,481)
(36,184)	(29,073)	(1,560)	(1,620)	(4,598)	(5,143)
17,223	3,433	572	283	488	6,375
1,166,652	1,318,444	24,412	(618,255)	(50,599)	(1,071,603)
1,214,857	3,736,762	39,200	(507,987)	47,577	(529,547)

15,504,998	11,768,236	225,871	733,858	1,339,332	1,868,879
$16,719,855	$15,504,998	$265,071	$225,871	$1,386,909	$1,339,332

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Invesco Small Cap Equity Series I Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(12)	$1,216
Total realized gains (losses) on investments	2,750,771	1,525,583
Change in net unrealized appreciation or depreciation of investments	(2,413,693)	2,994,862
Net gains (losses) from investments	337,066	4,521,661

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	337,066	4,521,661

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	5,114,916	8,244,953
Contract terminations and surrenders	(607,459)	(406,743)
Death benefit payments	(48,136)	(5,166)
Policy loan transfers	26,251	(97,013)
Transfers to other contracts	(5,753,689)	(8,561,137)
Cost of insurance and administration charges	(284,983)	(291,939)
Mortality and expenses charges	(35,355)	(32,899)
Surrender charges	11,481	9,039
Increase (decrease) in net assets from policy related transactions	(1,576,974)	(1,140,905)
Total increase (decrease)	(1,239,908)	3,380,756

Net assets at beginning of period	15,933,910	12,553,154
Net assets at end of period	$14,694,002	$15,933,910

See accompanying notes.

Invesco Technology Series I Division		Janus Aspen Balanced Service Shares Division		Janus Aspen Enterprise Service Shares Division

2014	2013	2014	2013	2014	2013

$(325)	$(258)	$218,937	$211,936	$7,206	$52,729
364,269	274,709	877,433	600,487	3,713,276	1,105,757
(63,277)	226,021	59,574	991,943	(1,211,161)	2,864,337
300,667	500,472	1,155,944	1,804,366	2,509,321	4,022,823

—	—	—	—	—	—

300,667	500,472	1,155,944	1,804,366	2,509,321	4,022,823

1,367,157	912,344	7,361,078	5,025,744	12,257,275	5,167,888
(131,933)	(290,530)	(704,720)	(1,010,204)	(1,150,495)	(770,904)
(2,623)	—	—	(303)	(39,809)	(8,703)
(43,029)	(21,873)	(71,664)	8,797	(278,923)	(14,340)
(811,075)	(575,397)	(4,505,473)	(3,141,229)	(6,512,630)	(3,151,863)
(94,392)	(88,707)	(267,303)	(181,976)	(388,284)	(309,179)
(8,840)	(7,202)	(33,003)	(20,227)	(42,120)	(29,546)
696	7,844	55,822	102,528	22,152	20,400
275,961	(63,521)	1,834,737	783,130	3,867,166	903,753
576,628	436,951	2,990,681	2,587,496	6,376,487	4,926,576

2,619,788	2,182,837	11,747,608	9,160,112	17,181,561	12,254,985
$3,196,416	$2,619,788	$14,738,289	$11,747,608	$23,558,048	$17,181,561

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Janus Aspen Flexible Bond Service Shares Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,192,650	$1,667,037
Total realized gains (losses) on investments	(633,305)	240,382
Change in net unrealized appreciation or depreciation of investments	1,214,062	(2,107,978)
Net gains (losses) from investments	1,773,407	(200,559)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,773,407	(200,559)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	24,443,632	14,797,626
Contract terminations and surrenders	(3,545,347)	(2,758,648)
Death benefit payments	(30,946)	(1,532)
Policy loan transfers	173,927	(386,048)
Transfers to other contracts	(19,656,798)	(22,034,023)
Cost of insurance and administration charges	(730,091)	(953,398)
Mortality and expenses charges	(91,235)	(109,856)
Surrender charges	213,483	129,407
Increase (decrease) in net assets from policy related transactions	776,625	(11,316,472)
Total increase (decrease)	2,550,032	(11,517,031)

Net assets at beginning of period	38,656,076	50,173,107
Net assets at end of period	$41,206,108	$38,656,076

See accompanying notes.

Janus Aspen Forty Service Shares Division		Janus Aspen Global Research Service Shares Division		Janus Aspen Overseas Service Shares Division

2014	2013	2014	2013	2014	2013

$1,635	$27,989	$13,008	$10,250	$256,283	$184,625
1,848,765	282,203	106,829	56,540	(117,057)	(942,881)
(1,441,753)	980,498	(25,958)	165,149	(696,914)	1,493,948
408,647	1,290,690	93,879	231,939	(557,688)	735,692

—	—	—	—	—	—

408,647	1,290,690	93,879	231,939	(557,688)	735,692

1,503,996	1,307,637	650,042	250,615	1,269,407	1,276,162
(542,283)	(394,683)	(197,681)	(16,882)	(147,132)	(321,466)
(13,804)	(7,512)	—	(1,901)	—	(11,571)
(16,606)	(120,962)	(3,370)	5,192	(11,915)	34,872
(1,285,678)	(807,566)	(154,275)	(284,340)	(2,068,007)	(2,381,490)
(231,464)	(255,791)	(26,135)	(17,473)	(119,856)	(140,127)
(22,331)	(22,575)	(3,885)	(2,625)	(18,102)	(18,741)
40,718	31,510	504	480	3,291	7,909
(567,452)	(269,942)	265,200	(66,934)	(1,092,314)	(1,554,452)
(158,805)	1,020,748	359,079	165,005	(1,650,002)	(818,760)

5,219,160	4,198,412	1,072,613	907,608	5,338,953	6,157,713
$5,060,355	$5,219,160	$1,431,692	$1,072,613	$3,688,951	$5,338,953

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	JP Morgan Core Bond Class I Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$142,532	$176,414
Total realized gains (losses) on investments	(15,486)	(15,277)
Change in net unrealized appreciation or depreciation of investments	43,662	(221,098)
Net gains (losses) from investments	170,708	(59,961)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	170,708	(59,961)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	887,199	720,144
Contract terminations and surrenders	(6,126)	(71,538)
Death benefit payments	—	—
Policy loan transfers	(654)	84
Transfers to other contracts	(338,237)	(1,512,720)
Cost of insurance and administration charges	(51,488)	(58,623)
Mortality and expenses charges	(8,216)	(8,431)
Surrender charges	139	556
Increase (decrease) in net assets from policy related transactions	482,617	(930,528)
Total increase (decrease)	653,325	(990,489)

Net assets at beginning of period	3,254,122	4,244,611
Net assets at end of period	$3,907,447	$3,254,122

See accompanying notes.

JP Morgan Small Cap Core Class I Division		LargeCap Blend II Class 1 Division		LargeCap Growth Class 1 Division

2014	2013	2014	2013	2014	2013

$6,604	$22,034	$212,539	$223,762	$306,365	$413,888
747,014	658,916	802,566	269,399	1,596,311	999,584
(294,870)	714,351	835,729	3,676,508	3,388,599	6,901,320
458,748	1,395,301	1,850,834	4,169,669	5,291,275	8,314,792

—	—	—	—	—	—

458,748	1,395,301	1,850,834	4,169,669	5,291,275	8,314,792

2,456,134	5,243,897	3,200,757	3,546,233	25,977,826	5,087,921
(272,788)	(615,584)	(1,029,510)	(618,113)	(1,461,229)	(1,396,231)
—	—	(9,552)	(39,026)	(89,437)	(75,562)
(17,080)	(14,354)	(142,311)	(189,659)	(100,040)	27,294
(1,727,930)	(4,800,981)	(2,657,184)	(1,761,786)	(2,861,252)	(2,644,219)
(65,385)	(71,146)	(651,838)	(663,890)	(1,320,198)	(1,201,983)
(10,809)	(10,910)	(69,592)	(69,107)	(107,902)	(87,659)
258	(15,952)	(29,125)	(29,307)	16,402	(2,962)
362,400	(285,030)	(1,388,355)	175,345	20,054,170	(293,401)
821,148	1,110,271	462,479	4,345,014	25,345,445	8,021,391

4,185,285	3,075,014	17,339,815	12,994,801	32,803,080	24,781,689
$5,006,433	$4,185,285	$17,802,294	$17,339,815	$58,148,525	$32,803,080

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	LargeCap Growth I Class 1 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$148,684	$479,980
Total realized gains (losses) on investments	40,133,374	8,802,795
Change in net unrealized appreciation or depreciation of investments	(29,618,519)	29,449,196
Net gains (losses) from investments	10,663,539	38,731,971

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	10,663,539	38,731,971

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	25,165,705	22,450,108
Contract terminations and surrenders	(6,833,524)	(5,236,881)
Death benefit payments	(280,764)	(467,495)
Policy loan transfers	(766,556)	(1,148,388)
Transfers to other contracts	(38,786,471)	(11,635,601)
Cost of insurance and administration charges	(4,106,980)	(4,177,678)
Mortality and expenses charges	(337,122)	(305,088)
Surrender charges	(10,001)	46,482
Increase (decrease) in net assets from policy related transactions	(25,955,713)	(474,541)
Total increase (decrease)	(15,292,174)	38,257,430

Net assets at beginning of period	145,293,557	107,036,127
Net assets at end of period	$130,001,383	$145,293,557

See accompanying notes.

LargeCap S&P 500 Index Class 1 Division		LargeCap Value Class 1 Division		MFS VIT Global Equity Service Class Division

2014	2013	2014	2013	2014	2013

$847,626	$656,579	$1,553,142	$1,600,009	$17,532	$15,511
5,253,386	2,375,671	11,755,853	733,323	256,008	215,296
2,392,631	11,103,662	(5,355,963)	14,589,028	(165,521)	225,380
8,493,643	14,135,912	7,953,032	16,922,360	108,019	456,187

—	—	—	—	—	—

8,493,643	14,135,912	7,953,032	16,922,360	108,019	456,187

26,677,201	18,022,302	7,724,009	7,578,800	2,883,770	1,803,858
(4,699,442)	(2,420,696)	(2,120,898)	(1,982,937)	(142,575)	(117,541)
(183,854)	(197,155)	(355,548)	(171,195)	—	—
(251,135)	(203,614)	(234,643)	(377,927)	(5,724)	807
(12,587,434)	(8,549,092)	(3,466,890)	(3,077,731)	(1,629,978)	(1,206,513)
(1,957,882)	(1,799,397)	(2,449,299)	(2,407,080)	(73,202)	(51,541)
(173,708)	(147,555)	(193,762)	(168,276)	(8,645)	(5,806)
196,578	79,010	(20,090)	(16,091)	6,194	2,827
7,020,324	4,783,803	(1,117,121)	(622,437)	1,029,840	426,091
15,513,967	18,919,715	6,835,911	16,299,923	1,137,859	882,278

60,927,565	42,007,850	71,493,351	55,193,428	2,259,016	1,376,738
$76,441,532	$60,927,565	$78,329,262	$71,493,351	$3,396,875	$2,259,016

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	MFS VIT Growth Service Class Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$11,542
Total realized gains (losses) on investments	1,975,329	584,356
Change in net unrealized appreciation or depreciation of investments	(842,387)	2,212,574
Net gains (losses) from investments	1,132,942	2,808,472

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,132,942	2,808,472

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	5,639,015	4,301,881
Contract terminations and surrenders	(1,072,270)	(155,554)
Death benefit payments	(5,358)	—
Policy loan transfers	(2,472)	(191,257)
Transfers to other contracts	(3,206,078)	(2,444,654)
Cost of insurance and administration charges	(216,692)	(151,652)
Mortality and expenses charges	(27,362)	(17,518)
Surrender charges	16,364	5,733
Increase (decrease) in net assets from policy related transactions	1,125,147	1,346,979
Total increase (decrease)	2,258,089	4,155,451

Net assets at beginning of period	11,451,476	7,296,025
Net assets at end of period	$13,709,565	$11,451,476

(1) Commenced operations May 20, 2013.

MFS VIT International Value Service Class Division (1)		MFS VIT MidCap Growth Service Class Division		MFS VIT New Discovery Service Class Division

2014	2013	2014	2013	2014	2013

$47,997	$323	$—	$—	$(91)	$(1)
9,561	579	71,258	49,016	3,922,072	927,824
(35,022)	18,717	(30,558)	76,968	(5,198,410)	3,168,073
22,536	19,619	40,700	125,984	(1,276,429)	4,095,896

—	—	—	—	—	—

22,536	19,619	40,700	125,984	(1,276,429)	4,095,896

2,518,880	1,422,699	75,094	219,634	7,102,390	10,635,391
(25,227)	—	(13,546)	—	(527,578)	(223,041)
(2,683)	—	—	—	(6,852)	(3,755)
—	—	(10,390)	(2)	(38,485)	(127,453)
(773,147)	(87,629)	(91,339)	(222,118)	(8,479,125)	(6,914,309)
(40,073)	(1,660)	(7,685)	(8,430)	(312,905)	(287,236)
(5,340)	(229)	(1,222)	(1,148)	(38,452)	(33,338)
669	—	335	—	12,249	7,326
1,673,079	1,333,181	(48,753)	(12,064)	(2,288,758)	3,053,585
1,695,615	1,352,800	(8,053)	113,920	(3,565,187)	7,149,481

1,352,800	—	492,603	378,683	16,107,754	8,958,273
$3,048,415	$1,352,800	$484,550	$492,603	$12,542,567	$16,107,754

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	MFS VIT Research International Service Class Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$49,871	$62,241
Total realized gains (losses) on investments	262,947	142,988
Change in net unrealized appreciation or depreciation of investments	(581,082)	374,189
Net gains (losses) from investments	(268,264)	579,418

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(268,264)	579,418

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,618,158	3,324,001
Contract terminations and surrenders	(586,651)	(191,896)
Death benefit payments	—	—
Policy loan transfers	3,913	(7,667)
Transfers to other contracts	(1,175,486)	(2,568,504)
Cost of insurance and administration charges	(65,911)	(59,160)
Mortality and expenses charges	(7,680)	(6,521)
Surrender charges	28,270	17,982
Increase (decrease) in net assets from policy related transactions	(185,387)	508,235
Total increase (decrease)	(453,651)	1,087,653

Net assets at beginning of period	3,724,688	2,637,035
Net assets at end of period	$3,271,037	$3,724,688

See accompanying notes.

MFS VIT Total Return Service Class Division		MFS VIT Utilities Service Class Division		MFS VIT Value Service Class Division

2014	2013	2014	2013	2014	2013

$12,653	$8,633	$49,855	$40,213	$361,581	$221,649
33,835	17,822	286,879	152,164	3,551,918	1,659,862
11,329	66,150	(95,799)	170,356	(1,358,822)	4,561,217
57,817	92,605	240,935	362,733	2,554,677	6,442,728

—	—	—	—	—	—

57,817	92,605	240,935	362,733	2,554,677	6,442,728

689,366	134,779	1,404,106	2,640,211	9,538,585	8,579,252
—	—	(12,686)	(166,404)	(1,051,353)	(1,343,094)
—	—	(3,728)	(76)	(12,043)	(11,251)
—	—	(759)	(86,186)	(67,157)	(147,879)
(484,489)	(132,538)	(2,081,800)	(549,968)	(8,306,378)	(5,183,412)
(19,367)	(15,909)	(92,935)	(81,501)	(482,979)	(443,483)
(1,846)	(1,398)	(10,037)	(6,808)	(66,755)	(55,911)
—	—	(2,953)	(44,821)	49,310	49,408
183,664	(15,066)	(800,792)	1,704,447	(398,770)	1,443,630
241,481	77,539	(559,857)	2,067,180	2,155,907	7,886,358

589,435	511,896	3,432,588	1,365,408	25,062,880	17,176,522
$830,916	$589,435	$2,872,731	$3,432,588	$27,218,787	$25,062,880

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	MidCap Class 1 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$817,452	$2,296,322
Total realized gains (losses) on investments	27,840,446	14,794,164
Change in net unrealized appreciation or depreciation of investments	(6,402,603)	30,113,719
Net gains (losses) from investments	22,255,295	47,204,205

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	22,255,295	47,204,205

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	26,607,850	35,961,728
Contract terminations and surrenders	(9,213,107)	(8,018,601)
Death benefit payments	(548,096)	(679,081)
Policy loan transfers	(1,080,405)	(1,908,672)
Transfers to other contracts	(23,412,162)	(22,969,693)
Cost of insurance and administration charges	(5,582,162)	(5,697,851)
Mortality and expenses charges	(486,118)	(461,007)
Surrender charges	(43,876)	(51,006)
Increase (decrease) in net assets from policy related transactions	(13,758,076)	(3,824,183)
Total increase (decrease)	8,497,219	43,380,022

Net assets at beginning of period	183,340,403	139,960,381
Net assets at end of period	$191,837,622	$183,340,403

See accompanying notes.

Money Market Class 1 Division		Neuberger Berman AMT Guardian I Class Division		Neuberger Berman AMT Large Cap Value I Class Division

2014	2013	2014	2013	2014	2013

$(3,712)	$(4,041)	$13,068	$19,445	$41,501	$58,139
—	—	533,292	446,277	493,012	308,725
—	—	(296,283)	267,021	(24,757)	993,605
(3,712)	(4,041)	250,077	732,743	509,756	1,360,469

—	—	—	—	—	—

(3,712)	(4,041)	250,077	732,743	509,756	1,360,469

145,433,829	145,779,252	1,031,119	1,057,323	1,222,590	1,416,190
(10,443,810)	(44,320,071)	(40,336)	(38,775)	(26,727)	(254,434)
(1,095,983)	(101,277)	—	—	(2,685)	(2,219)
1,640,753	(479,118)	(588)	538	(74,178)	(15,192)
(123,795,239)	(101,859,840)	(488,775)	(1,462,259)	(1,582,205)	(1,071,107)
(6,723,601)	(7,155,204)	(45,700)	(41,232)	(103,384)	(103,058)
(711,108)	(710,853)	(6,396)	(5,013)	(14,947)	(13,182)
5,683	2,850,568	1,629	(1,106)	783	8,460
4,310,524	(5,996,543)	450,953	(490,524)	(580,753)	(34,542)
4,306,812	(6,000,584)	701,030	242,219	(70,997)	1,325,927

212,296,921	218,297,505	2,325,317	2,083,098	5,746,894	4,420,967
$216,603,733	$212,296,921	$3,026,347	$2,325,317	$5,675,897	$5,746,894

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Neuberger Berman AMT Small-Cap Growth S Class Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	76,159	107,434
Change in net unrealized appreciation or depreciation of investments	(52,420)	113,030
Net gains (losses) from investments	23,739	220,464

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	23,739	220,464

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	139,131	203,568
Contract terminations and surrenders	—	—
Death benefit payments	—	—
Policy loan transfers	(238)	(15)
Transfers to other contracts	(60,762)	(318,470)
Cost of insurance and administration charges	(8,426)	(8,088)
Mortality and expenses charges	(1,381)	(1,194)
Surrender charges	—	—
Increase (decrease) in net assets from policy related transactions	68,324	(124,199)
Total increase (decrease)	92,063	96,265

Net assets at beginning of period	614,695	518,430
Net assets at end of period	$706,758	$614,695

See accompanying notes.

Oppenheimer Main Street Small Cap Service Shares Division		PIMCO All Asset Administrative Class Division		PIMCO Commodity Real Strategy Administrative Class Division

2014	2013	2014	2013	2014	2013

$14,431	$5,518	$95,426	$42,408	$535	$1,118
455,377	80,578	(6,655)	(762)	(7,990)	(7,258)
(200,888)	185,101	(83,806)	(43,133)	(25,758)	(4,118)
268,920	271,197	4,965	(1,487)	(33,213)	(10,258)

—	—	—	—	—	—

268,920	271,197	4,965	(1,487)	(33,213)	(10,258)

2,065,045	649,784	385,803	1,557,534	265,027	94,559
(260,594)	(9,431)	—	—	(9,699)	—
—	—	—	—	—	—
(17,158)	(27,553)	—	—	(133)	—
(733,910)	(264,829)	(120,430)	(20,526)	(111,217)	(46,364)
(53,085)	(29,750)	(23,166)	(7,518)	(4,935)	(2,214)
(5,763)	(2,789)	(3,041)	(1,000)	(635)	(264)
(29,523)	(1,044)	—	—	800	—
965,012	314,388	239,166	1,528,490	139,208	45,717
1,233,932	585,585	244,131	1,527,003	105,995	35,459

1,204,888	619,303	1,530,052	3,049	73,586	38,127
$2,438,820	$1,204,888	$1,774,183	$1,530,052	$179,581	$73,586

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	PIMCO Emerging Market Bond Administrative Class Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$5,882	$11,382
Total realized gains (losses) on investments	(7,991)	(32,133)
Change in net unrealized appreciation or depreciation of investments	(8,305)	(9,168)
Net gains (losses) from investments	(10,414)	(29,919)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(10,414)	(29,919)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	260,057	564,941
Contract terminations and surrenders	(123,253)	—
Death benefit payments	—	—
Policy loan transfers	—	(5,268)
Transfers to other contracts	(52,319)	(378,116)
Cost of insurance and administration charges	(2,838)	(6,818)
Mortality and expenses charges	(384)	(904)
Surrender charges	3,271	—
Increase (decrease) in net assets from policy related transactions	84,534	173,835
Total increase (decrease)	74,120	143,916

Net assets at beginning of period	144,170	254
Net assets at end of period	$218,290	$144,170

(1) Commenced operations May 17, 2014.

PIMCO High Yield Administrative Class Division		PIMCO Long Term U.S. Government Administrative Class Division (1)	PIMCO Real Return Administrative Class Division

2014	2013	2014	2014	2013

$309,592	$234,014	$65	$126,014	$168,940
14,158	138,913	—	(612,658)	(151,990)
(171,528)	(135,591)	431	713,643	(1,069,175)
152,222	237,336	496	226,999	(1,052,225)

—	—	—	—	—

152,222	237,336	496	226,999	(1,052,225)

5,221,119	3,600,172	17,484	6,523,555	6,667,880
(364,783)	(523)	—	(778,131)	(76,001)
(626)	—	—	(11,570)	(908)
(15,864)	(20,822)	—	(6,591)	(125,972)
(3,428,060)	(3,077,135)	—	(5,158,979)	(6,220,748)
(136,249)	(121,315)	(94)	(184,900)	(206,274)
(14,618)	(11,382)	(10)	(20,782)	(22,147)
12,441	58	—	33,771	2,115
1,273,360	369,053	17,380	396,373	17,945
1,425,582	606,389	17,876	623,372	(1,034,280)

4,549,472	3,943,083	—	9,161,640	10,195,920
$5,975,054	$4,549,472	$17,876	$9,785,012	$9,161,640

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	PIMCO Short-Term Administrative Class Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$99,915	$49,952
Total realized gains (losses) on investments	21,747	16,762
Change in net unrealized appreciation or depreciation of investments	(15,552)	(23,569)
Net gains (losses) from investments	106,110	43,145

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	106,110	43,145

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	11,254,254	13,731,889
Contract terminations and surrenders	(95,705)	(26,185)
Death benefit payments	(18,717)	—
Policy loan transfers	(1,718)	(55,787)
Transfers to other contracts	(6,183,587)	(8,517,984)
Cost of insurance and administration charges	(262,551)	(154,479)
Mortality and expenses charges	(31,387)	(16,158)
Surrender charges	3,805	(149)
Increase (decrease) in net assets from policy related transactions	4,664,394	4,961,147
Total increase (decrease)	4,770,504	5,004,292

Net assets at beginning of period	9,150,567	4,146,275
Net assets at end of period	$13,921,071	$9,150,567

See accompanying notes.

PIMCO Total Return Administrative Class Division		Principal LifeTime Strategic Income Class 1 Division		Principal LifeTime 2010 Class 1 Division

2014	2013	2014	2013	2014	2013

$710,012	$698,327	$194,738	$207,466	$301,034	$251,346
33,813	423,996	111,965	298,986	572,823	312,974
603,951	(1,737,396)	11,548	(156,176)	(242,746)	466,593
1,347,776	(615,073)	318,251	350,276	631,111	1,030,913

—	—	—	—	—	—

1,347,776	(615,073)	318,251	350,276	631,111	1,030,913

11,898,174	12,948,892	3,848,953	4,685,004	7,093,456	5,427,730
(922,487)	(334,581)	(73,095)	(710,583)	(481,123)	(525,342)
(2,490)	(151)	(44,342)	—	(23,592)	(3,452)
16,011	(147,289)	(3,355)	(16,939)	(3,248)	6,035
(11,124,018)	(11,721,350)	(2,409,792)	(4,489,223)	(5,110,827)	(3,155,484)
(488,829)	(510,990)	(152,355)	(179,183)	(329,205)	(290,636)
(55,084)	(52,828)	(18,382)	(20,024)	(42,093)	(34,369)
56,230	14,797	(1,560)	18,438	28,085	15,121
(622,493)	196,500	1,146,072	(712,510)	1,131,453	1,439,603
725,283	(418,573)	1,464,323	(362,234)	1,762,564	2,470,516

31,022,276	31,440,849	6,751,227	7,113,461	11,790,285	9,319,769
$31,747,559	$31,022,276	$8,215,550	$6,751,227	$13,552,849	$11,790,285

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Principal LifeTime 2020 Class 1 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,456,873	$1,019,394
Total realized gains (losses) on investments	3,465,936	1,552,739
Change in net unrealized appreciation or depreciation of investments	(1,592,554)	4,104,134
Net gains (losses) from investments	3,330,255	6,676,267

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	3,330,255	6,676,267

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	28,586,349	20,003,191
Contract terminations and surrenders	(2,086,024)	(1,344,843)
Death benefit payments	(185,028)	(976)
Policy loan transfers	(1,365)	(134,378)
Transfers to other contracts	(12,492,494)	(8,941,217)
Cost of insurance and administration charges	(1,327,416)	(1,150,159)
Mortality and expenses charges	(165,297)	(134,197)
Surrender charges	61,588	10,087
Increase (decrease) in net assets from policy related transactions	12,390,313	8,307,508
Total increase (decrease)	15,720,568	14,983,775

Net assets at beginning of period	51,694,289	36,710,514
Net assets at end of period	$67,414,857	$51,694,289

See accompanying notes.

Principal LifeTime 2030 Class 1 Division		Principal LifeTime 2040 Class 1 Division		Principal LifeTime 2050 Class 1 Division

2014	2013	2014	2013	2014	2013

$867,712	$640,833	$507,039	$305,359	$272,883	$188,217
7,743,302	1,404,010	2,709,775	515,655	2,207,027	428,884
(6,230,645)	3,623,086	(1,764,702)	2,954,167	(1,588,749)	1,842,707
2,380,369	5,667,929	1,452,112	3,775,181	891,161	2,459,808

—	—	—	—	—	—

2,380,369	5,667,929	1,452,112	3,775,181	891,161	2,459,808

18,154,419	11,595,436	8,246,030	10,050,540	4,730,189	3,956,103
(3,237,250)	(1,405,940)	(1,083,537)	(861,719)	(423,535)	(497,955)
(57,775)	(63,291)	(18,980)	(1,002)	(10,183)	—
(671,591)	(178,051)	(478,825)	(104,700)	(136,059)	(108,448)
(8,434,611)	(6,737,053)	(3,853,691)	(2,224,404)	(5,084,278)	(1,468,439)
(1,245,117)	(1,190,326)	(929,881)	(856,041)	(569,374)	(557,312)
(152,902)	(135,112)	(112,866)	(95,695)	(69,502)	(64,321)
64,187	(46,930)	8,577	(60,573)	(29,725)	(22,058)
4,419,360	1,838,733	1,776,827	5,846,406	(1,592,467)	1,237,570
6,799,729	7,506,662	3,228,939	9,621,587	(701,306)	3,697,378

36,071,108	28,564,446	23,522,635	13,901,048	13,379,489	9,682,111
$42,870,837	$36,071,108	$26,751,574	$23,522,635	$12,678,183	$13,379,489

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Principal LifeTime 2060 Class 1 Division (1)

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$517	$—
Total realized gains (losses) on investments	15,462	3
Change in net unrealized appreciation or depreciation of investments	38,726	44
Net gains (losses) from investments	54,705	47

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	54,705	47

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	859,051	1,473
Contract terminations and surrenders	—	—
Death benefit payments	—	—
Policy loan transfers	(145,779)	—
Transfers to other contracts	(111,701)	—
Cost of insurance and administration charges	(16,049)	(251)
Mortality and expenses charges	(2,192)	(20)
Surrender charges	—	—
Increase (decrease) in net assets from policy related transactions	583,330	1,202
Total increase (decrease)	638,035	1,249

Net assets at beginning of period	1,249	—
Net assets at end of period	$639,284	$1,249

(1) Commenced operations May 20, 2013.

Putnam VT Growth & Income Class IB Division		Putnam VT International Equity Class IB Division		Putnam VT Voyager Class IB Division

2014	2013	2014	2013	2014	2013

$2,006	$4,265	$11,728	$16,468	$195,875	$179,911
32,457	35,591	85,707	48,674	1,653,038	810,885
(17,847)	18,957	(181,862)	224,671	665,330	7,377,774
16,616	58,813	(84,427)	289,813	2,514,243	8,368,570

—	—	—	—	—	—

16,616	58,813	(84,427)	289,813	2,514,243	8,368,570

100,070	130,176	387,917	445,871	3,481,776	3,471,076
(65,837)	—	(208,372)	(68,246)	(1,827,504)	(1,507,855)
—	—	—	—	(9,531)	(140,414)
(12,461)	(9)	(1,380)	14,787	(186,070)	(166,078)
(61,243)	(193,327)	(204,744)	(222,987)	(1,747,969)	(2,319,483)
(4,096)	(2,102)	(18,917)	(24,128)	(1,069,192)	(1,093,178)
(740)	(406)	(3,194)	(3,666)	(74,841)	(67,089)
350	—	1,662	517	243	(7,218)
(43,957)	(65,668)	(47,028)	142,148	(1,433,088)	(1,830,239)
(27,341)	(6,855)	(131,455)	431,961	1,081,155	6,538,331

186,613	193,468	1,376,187	944,226	26,550,937	20,012,606
$159,272	$186,613	$1,244,732	$1,376,187	$27,632,092	$26,550,937

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Real Estate Securities Class 1 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,086,310	$775,345
Total realized gains (losses) on investments	3,266,498	4,428,565
Change in net unrealized appreciation or depreciation of investments	14,018,578	(2,921,209)
Net gains (losses) from investments	18,371,386	2,282,701

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	18,371,386	2,282,701

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	26,352,323	26,986,266
Contract terminations and surrenders	(3,019,612)	(3,601,961)
Death benefit payments	(120,888)	(73,940)
Policy loan transfers	(247,041)	(343,010)
Transfers to other contracts	(17,275,047)	(23,027,836)
Cost of insurance and administration charges	(1,899,673)	(1,874,157)
Mortality and expenses charges	(208,528)	(192,480)
Surrender charges	9,770	58,955
Increase (decrease) in net assets from policy related transactions	3,591,304	(2,068,163)
Total increase (decrease)	21,962,690	214,538

Net assets at beginning of period	55,288,683	55,074,145
Net assets at end of period	$77,251,373	$55,288,683

See accompanying notes.

SAM Balanced Portfolio Class 1 Division		SAM Conservative Balanced Portfolio Class 1 Division		SAM Conservative Growth Portfolio Class 1 Division

2014	2013	2014	2013	2014	2013

$1,785,366	$1,351,029	$904,577	$706,433	$819,819	$665,812
10,610,925	2,399,466	3,135,990	723,973	6,943,634	1,292,260
(8,093,153)	4,036,765	(2,245,305)	1,178,760	(4,546,591)	5,563,228
4,303,138	7,787,260	1,795,262	2,609,166	3,216,862	7,521,300

—	—	—	—	—	—

4,303,138	7,787,260	1,795,262	2,609,166	3,216,862	7,521,300

15,838,399	30,095,377	8,498,082	10,329,840	11,439,705	10,898,166
(2,478,964)	(3,436,186)	(974,583)	(491,826)	(1,119,698)	(851,005)
(379,039)	(172,338)	(7,404)	(40,373)	(52,077)	(4,830)
(341,266)	(383,943)	34,806	(37,412)	(547,494)	(296,111)
(6,428,740)	(5,139,911)	(4,098,934)	(3,464,976)	(3,912,741)	(3,260,963)
(2,705,098)	(2,358,058)	(985,527)	(804,741)	(1,864,082)	(1,739,842)
(249,606)	(200,235)	(95,791)	(69,371)	(189,483)	(157,245)
(142,994)	(177,558)	(26,859)	(3,920)	(55,042)	(145,550)
3,112,692	18,227,148	2,343,790	5,417,221	3,699,088	4,442,620
7,415,830	26,014,408	4,139,052	8,026,387	6,915,950	11,963,920

59,734,563	33,720,155	27,369,799	19,343,412	42,299,207	30,335,287
$67,150,393	$59,734,563	$31,508,851	$27,369,799	$49,215,157	$42,299,207

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	SAM Flexible Income Portfolio Class 1 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$565,143	$524,481
Total realized gains (losses) on investments	1,110,512	662,512
Change in net unrealized appreciation or depreciation of investments	(774,837)	(89,793)
Net gains (losses) from investments	900,818	1,097,200

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	900,818	1,097,200

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	4,699,086	6,131,532
Contract terminations and surrenders	(738,259)	(1,077,206)
Death benefit payments	(14,329)	(9,363)
Policy loan transfers	134,164	1,924
Transfers to other contracts	(2,396,703)	(5,820,066)
Cost of insurance and administration charges	(533,037)	(625,639)
Mortality and expenses charges	(54,307)	(61,058)
Surrender charges	(23,234)	(102,792)
Increase (decrease) in net assets from policy related transactions	1,073,381	(1,562,668)
Total increase (decrease)	1,974,199	(465,468)

Net assets at beginning of period	14,416,981	14,882,449
Net assets at end of period	$16,391,180	$14,416,981

See accompanying notes.

SAM Strategic Growth Portfolio Class 1 Division		Short-Term Income Class 1 Division		SmallCap Blend Class 1 Division

2014	2013	2014	2013	2014	2013

$738,738	$541,275	$487,399	$406,401	$103,167	$82,778
9,403,263	1,337,160	59,542	213,855	1,747,004	627,740
(6,214,173)	7,284,021	(90,819)	(368,368)	(416,604)	9,153,711
3,927,828	9,162,456	456,122	251,888	1,433,567	9,864,229

—	—	—	—	—	—

3,927,828	9,162,456	456,122	251,888	1,433,567	9,864,229

9,710,809	10,373,291	15,694,165	13,954,592	2,882,106	2,666,447
(1,291,339)	(965,992)	(580,711)	(1,017,532)	(836,372)	(632,244)
(52,426)	(6,641)	(48,896)	(320,952)	(86,705)	(67,221)
(461,357)	(524,939)	(80,295)	(150,275)	(79,571)	(138,588)
(4,182,308)	(3,602,612)	(7,176,689)	(9,502,298)	(1,560,552)	(1,769,342)
(1,994,052)	(1,939,673)	(746,448)	(672,300)	(740,018)	(723,417)
(204,489)	(178,780)	(78,479)	(66,716)	(61,953)	(54,815)
(97,940)	(169,264)	5,599	(51,598)	(13,243)	(15,483)
1,426,898	2,985,390	6,988,246	2,172,921	(496,308)	(734,663)
5,354,726	12,147,846	7,444,368	2,424,809	937,259	9,129,566

44,239,925	32,092,079	23,490,038	21,065,229	29,923,632	20,794,066
$49,594,651	$44,239,925	$30,934,406	$23,490,038	$30,860,891	$29,923,632

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	SmallCap Growth II Class 1 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(257)	$(192)
Total realized gains (losses) on investments	2,058,053	1,712,598
Change in net unrealized appreciation or depreciation of investments	(391,070)	7,260,446
Net gains (losses) from investments	1,666,726	8,972,852

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,666,726	8,972,852

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	4,358,704	4,687,164
Contract terminations and surrenders	(1,591,545)	(1,222,389)
Death benefit payments	(37,886)	(143,598)
Policy loan transfers	(165,224)	(259,406)
Transfers to other contracts	(3,992,274)	(3,836,961)
Cost of insurance and administration charges	(863,512)	(860,394)
Mortality and expenses charges	(77,440)	(70,526)
Surrender charges	(14,294)	(23,253)
Increase (decrease) in net assets from policy related transactions	(2,383,471)	(1,729,363)
Total increase (decrease)	(716,745)	7,243,489

Net assets at beginning of period	27,261,402	20,017,913
Net assets at end of period	$26,544,657	$27,261,402

(1) Represented the operations of Templeton Developing Markets Securities Class 2 Division until May 17, 2014.

SmallCap Value I Class 1 Division		T. Rowe Price Equity Income Portfolio II Division		Templeton Developing Markets VIP Class 2 Division (1)

2014	2013	2014	2013	2014	2013

$245,139	$322,903	$50,865	$32,438	$98,295	$149,512
5,844,516	1,896,305	84,536	108,178	(115,423)	(87,168)
(3,869,095)	7,773,478	96,725	450,120	(583,490)	(93,355)
2,220,560	9,992,686	232,126	590,736	(600,618)	(31,011)

—	—	—	—	—	—

2,220,560	9,992,686	232,126	590,736	(600,618)	(31,011)

5,625,091	5,139,912	3,709,335	2,376,303	1,803,120	2,533,007
(1,535,070)	(1,698,013)	(12,536)	(6,648)	(632,411)	(245,559)
(351,375)	(237,689)	—	—	—	(5,999)
(133,327)	(245,720)	(141)	—	(6,821)	1,101
(5,407,226)	(4,002,904)	(3,626,310)	(1,388,567)	(1,122,279)	(1,526,308)
(993,228)	(1,037,726)	(39,859)	(33,300)	(152,556)	(157,780)
(98,028)	(95,367)	(5,985)	(4,408)	(19,925)	(18,419)
(23,201)	(28,702)	333	245	20,864	8,079
(2,916,364)	(2,206,209)	24,837	943,625	(110,008)	588,122
(695,804)	7,786,477	256,963	1,534,361	(710,626)	557,111

33,422,671	25,636,194	3,247,382	1,713,021	7,135,327	6,578,216
$32,726,867	$33,422,671	$3,504,345	$3,247,382	$6,424,701	$7,135,327

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Templeton Foreign VIP Class 2 Division (1)

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$260,839	$334,884
Total realized gains (losses) on investments	297,573	402,614
Change in net unrealized appreciation or depreciation of investments	(2,141,331)	2,001,829
Net gains (losses) from investments	(1,582,919)	2,739,327

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,582,919)	2,739,327

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,862,075	4,031,106
Contract terminations and surrenders	(301,328)	(2,278,649)
Death benefit payments	(5,891)	(752)
Policy loan transfers	(142,556)	4,868
Transfers to other contracts	(2,224,071)	(2,362,254)
Cost of insurance and administration charges	(200,306)	(220,289)
Mortality and expenses charges	(22,340)	(23,390)
Surrender charges	18,465	130,965
Increase (decrease) in net assets from policy related transactions	984,048	(718,395)
Total increase (decrease)	(598,871)	2,020,932

Net assets at beginning of period	13,481,068	11,460,136
Net assets at end of period	$12,882,197	$13,481,068

(1) Represented the operations of Templeton Foreign Securities Class 2 Division until May 17, 2014.
(2) Represented the operations of Templeton Global Bond Securities Class 2 Division until May 17, 2014.

See accompanying notes.

Templeton Global Bond VIP Class 2 Division (2)		TOPS Managed Risk Balanced ETF Class 2 Division		TOPS Managed Risk Growth ETF Class 2 Division

2014	2013	2014	2013	2014	2013

$849,406	$775,662	$3,756	$1,162	$31,030	$27,754
(80,625)	(1,849)	11,059	3,612	29,916	19,315
(508,760)	(556,460)	(6,994)	5,460	(17,870)	409,677
260,021	217,353	7,821	10,234	43,076	456,746

—	—	—	—	—	—

260,021	217,353	7,821	10,234	43,076	456,746

8,604,389	8,087,603	353,410	115,244	493,131	431,803
(423,770)	(144,534)	(49,442)	—	—	(13,452)
(18,138)	(227)	—	—	—	—
58,498	(183,509)	(1,380)	—	(85,972)	(19,081)
(5,484,407)	(5,571,345)	(90,153)	(52,576)	(141,685)	(77,228)
(379,030)	(359,469)	(11,650)	(5,730)	(124,346)	(114,690)
(41,839)	(37,504)	(1,084)	(518)	(11,688)	(8,492)
16,635	(1,963)	3,074	—	—	(889)
2,332,338	1,789,052	202,775	56,420	129,440	197,971
2,592,359	2,006,405	210,596	66,654	172,516	654,717

15,688,047	13,681,642	161,630	94,976	3,486,714	2,831,997
$18,280,406	$15,688,047	$372,226	$161,630	$3,659,230	$3,486,714

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	TOPS Managed Risk Moderate Growth ETF Class 2 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$12,417	$1,795
Total realized gains (losses) on investments	18,752	566
Change in net unrealized appreciation or depreciation of investments	(94)	22,064
Net gains (losses) from investments	31,075	24,425

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	31,075	24,425

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,743,825	99,810
Contract terminations and surrenders	—	—
Death benefit payments	—	—
Policy loan transfers	(6,652)	773
Transfers to other contracts	(648,723)	(6,211)
Cost of insurance and administration charges	(28,260)	(12,868)
Mortality and expenses charges	(2,720)	(1,116)
Surrender charges	—	—
Increase (decrease) in net assets from policy related transactions	1,057,470	80,388
Total increase (decrease)	1,088,545	104,813

Net assets at beginning of period	263,040	158,227
Net assets at end of period	$1,351,585	$263,040

See accompanying notes.

Van Eck Global Hard Assets Initial Class Division		Van Eck Global Hard Assets Class S Division		Vanguard VIF Balanced Division

2014	2013	2014	2013	2014	2013

$7,208	$48,499	$(2)	$5,129	$1,041,447	$1,030,549
(111,587)	(286,346)	478	(15,306)	4,482,136	4,479,045
(1,752,237)	971,576	(176,617)	94,474	(1,112,153)	2,126,166
(1,856,616)	733,729	(176,141)	84,297	4,411,430	7,635,760

—	—	—	—	—	—

(1,856,616)	733,729	(176,141)	84,297	4,411,430	7,635,760

5,425,580	3,386,855	317,824	291,704	18,735,443	30,572,061
(474,449)	(110,712)	(34,824)	(10,820)	(2,014,984)	(3,997,735)
(1,284)	(77)	—	—	(10,747)	(10,314)
(3,278)	(35,250)	(48,155)	(10,540)	(90,672)	(29,259)
(3,767,165)	(2,958,770)	(195,356)	(427,829)	(14,803,197)	(28,791,081)
(146,444)	(122,242)	(38,104)	(40,934)	(873,086)	(875,665)
(18,504)	(14,331)	(3,266)	(3,238)	(139,654)	(125,809)
19,987	3,291	(445)	(559)	16,225	57,416
1,034,443	148,764	(2,326)	(202,216)	819,328	(3,200,386)
(822,173)	882,493	(178,467)	(117,919)	5,230,758	4,435,374

7,986,898	7,104,405	873,951	991,870	44,305,895	39,870,521
$7,164,725	$7,986,898	$695,484	$873,951	$49,536,653	$44,305,895

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Vanguard VIF Equity Index Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,348,340	$1,130,171
Total realized gains (losses) on investments	8,598,747	6,610,542
Change in net unrealized appreciation or depreciation of investments	782,223	10,779,874
Net gains (losses) from investments	10,729,310	18,520,587

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	10,729,310	18,520,587

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	35,442,784	31,322,674
Contract terminations and surrenders	(2,300,410)	(4,089,659)
Death benefit payments	(41,598)	(18,751)
Policy loan transfers	120,281	(228,574)
Transfers to other contracts	(27,723,777)	(23,355,808)
Cost of insurance and administration charges	(1,324,302)	(1,272,548)
Mortality and expenses charges	(202,551)	(170,279)
Surrender charges	49,447	146,650
Increase (decrease) in net assets from policy related transactions	4,019,874	2,333,705
Total increase (decrease)	14,749,184	20,854,292

Net assets at beginning of period	76,374,928	55,520,636
Net assets at end of period	$91,124,112	$76,374,928

See accompanying notes.

Vanguard VIF Mid-Cap Index Division		Wells Fargo Advantage VT Index Asset Allocation Class 2 Division		Wells Fargo Advantage VT Intrinsic Value Class 2 Division

2014	2013	2014	2013	2014	2013

$343,495	$281,261	$22,530	$18,470	$9,061	$7,175
3,938,491	3,144,479	92,007	140,359	53,238	49,007
852,914	4,862,696	132,013	65,844	57,640	157,896
5,134,900	8,288,436	246,550	224,673	119,939	214,078

—	—	—	—	—	—

5,134,900	8,288,436	246,550	224,673	119,939	214,078

23,473,914	15,218,807	583,303	721,784	387,041	729,750
(1,629,633)	(945,002)	(140,604)	(165,146)	(31,816)	(1,842)
(283,477)	(13,841)	—	—	(6)	—
58,053	(158,918)	228,672	32,640	222,030	16,380
(13,736,093)	(9,593,501)	(367,920)	(755,893)	(309,112)	(303,928)
(764,355)	(557,133)	(56,806)	(63,385)	(86,223)	(263,793)
(106,378)	(71,701)	(5,653)	(5,710)	(4,713)	(4,193)
50,554	24,187	(2,405)	(1,345)	(194)	(94)
7,062,585	3,902,898	238,587	(237,055)	177,007	172,280
12,197,485	12,191,334	485,137	(12,382)	296,946	386,358

34,462,232	22,270,898	1,242,317	1,254,699	1,043,236	656,878
$46,659,717	$34,462,232	$1,727,454	$1,242,317	$1,340,182	$1,043,236

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	Wells Fargo Advantage VT Omega Growth Class 2 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(60)	$5,226
Total realized gains (losses) on investments	1,556,456	662,191
Change in net unrealized appreciation or depreciation of investments	(1,251,478)	756,250
Net gains (losses) from investments	304,918	1,423,667

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	304,918	1,423,667

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	4,385,254	1,636,108
Contract terminations and surrenders	(136,323)	(74,118)
Death benefit payments	(17,787)	(146,255)
Policy loan transfers	(51,496)	(137,010)
Transfers to other contracts	(2,806,316)	(788,809)
Cost of insurance and administration charges	(116,600)	(104,490)
Mortality and expenses charges	(13,717)	(10,903)
Surrender charges	(3,138)	(7,827)
Increase (decrease) in net assets from policy related transactions	1,239,877	366,696
Total increase (decrease)	1,544,795	1,790,363

Net assets at beginning of period	5,495,318	3,704,955
Net assets at end of period	$7,040,113	$5,495,318

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

1. Nature of Operations and Significant Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2014, contractholder investment options include the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Balanced Account
Bond & Mortgage Securities Account
Bond Market Index Account (6)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Blend Account II
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap Value Account
MidCap Account
Money Market Account
Principal LifeTime Strategic Income Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account (7)
Real Estate Securities Account
Short-Term Income Account
SmallCap Blend Account
SmallCap Growth Account II
SmallCap Value Account I
Strategic Asset Management “SAM” Balanced Portfolio
Strategic Asset Management “SAM” Conservative Balanced Portfolio
Strategic Asset Management “SAM” Conservative Growth Portfolio
Strategic Asset Management “SAM” Flexible Income Portfolio
Strategic Asset Management “SAM” Strategic Growth Portfolio

AllianceBernstein Variable Product Series Fund Inc.:
Global Thematic Growth Portfolio – Class A
International Growth Portfolio – Class A
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

American Century Investments®:
VP Capital Appreciation Fund – Class II (8)
VP Income & Growth Fund – Class I
VP Income & Growth Fund – Class II
VP Inflation Protection Fund – Class II (2)
VP International Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra Fund® – Class I
VP Ultra Fund® – Class II
VP Value Fund – Class II
American Funds Insurance Series:
Growth Fund – Class 2 (9)
International Fund – Class 2 (9)
New World Fund – Class 2 (9)
Calvert VP Portfolio:
EAFE International Index Portfolio – Class F
Investment Grade Bond Index Portfolio – Class F (8)
Russell 2000 Small Cap Index Portfolio – Class F
S&P 500 Index Portfolio – Class F (8)
S&P MidCap 400 Index Portfolio – Class F
ClearBridge Small Cap Growth Series I (7) Delaware VIP® - Series: High Yield Series Service Class (9) Small Cap Value Series Service Class (2) Smid Cap Growth Series Service Class (4)
Dreyfus Investment Portfolios: Core Value Portfolio – Service Shares
Technology Growth – Service Shares (6) MidCap Stock – Service Shares (9) The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares
Dreyfus Variable Investment Fund:
Appreciation Portfolio – Service Shares
Opportunistic Small Cap Portfolio – Service Shares
Quality Bond Portfolio – Service Shares DWS Alternative Asset Allocation – Class B (7)
DWS Small Mid Cap Value VIP – Class B
Fidelity® Variable Insurance Products:
Asset Manager Portfolio – Service Class 2
Contrafund® Portfolio – Initial Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Initial Class
Equity-Income Portfolio – Service Class 2
Growth Portfolio – Service Class 2
High Income Portfolio – Initial Class
High Income Portfolio – Service Class 2
Mid Cap Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets VIP Fund – Class 2 (18)
Templeton Foreign VIP Fund – Class 2 (19)
Templeton Global Bond VIP Fund – Class 2 (20)
Franklin Income VIP Fund – Class 2 (10)
Mutual Global Discovery VIP Fund – Class 2 (11)
Mutual Shares VIP Fund – Class 2 (12)
Franklin Rising Dividends VIP Fund – Class 2 (13)
Franklin Small Cap Value VIP Fund – Class 2 (14)
Franklin Strategic Income VIP Fund – Class 2 (15)
Franklin U.S. Government Securities VIP Fund - Class 2 (16)
Goldman Sachs Variable Insurance Trust, Small Cap Equity Insights Fund – Institutional Shares (17)
Invesco Variable Insurance Fund:
American Franchise Fund Series I (5) American Franchise Fund Series II (5) Core Equity Fund – Series I Shares
Core Equity Fund – Series II Shares Global Real Estate Fund – Series I Shares (7)
Global Health Care Fund – Series I Shares
International Growth Fund – Series I Shares
Mid Cap Core Equity Fund – Series II Shares
Mid Cap Growth Fund – Series I Shares (5) Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Janus Aspen Series:
Janus Aspen Balanced Portfolio – Service Shares
Janus Aspen Enterprise Portfolio – Service Shares
Janus Aspen Flexible Bond Portfolio – Service Shares
Janus Aspen Forty Portfolio – Service Shares
Janus Aspen Global Research Portfolio – Service Shares Janus Aspen Overseas Portfolio – Service Shares
JPMorgan Insurance Trust:
Core Bond Portfolio - Class 1 Shares
Small Cap Core Portfolio - Class 1 Shares
MFS ® Variable Insurance Trust:
Global Equity Series – Service Class
Growth Series – Service Class
International Value – Service Class (7) Mid Cap Growth Series – Service Class
New Discovery Series – Service Class
Research International Series – Service Class
Total Return Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Guardian Portfolio – I Class Shares
Large Cap Value – I Class Shares
Small - Cap Growth Portfolio – S Class Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO Variable Insurance Trust:
All Asset - Administrative Class (6) Commodity Real Strategy - Administrative Class (6) Emerging Market Bond - Administrative Class (6) High Yield Portfolio - Administrative Class
Long Term U.S. Government – Administrative Class (9) Real Return Portfolio - Administrative Class
Short-Term Portfolio - Administrative Class
Total Return Portfolio - Administrative Class
Putnam Variable Trust:
Growth & Income Fund – Class IB
International Equity Fund – Class IB
Voyager Fund – Class IB
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio – II TOPS Managed Risk Balanced ETF - Class 2 (6) TOPS Managed Risk Growth ETF - Class 2 (6) TOPS Managed Risk Moderate Growth ETF - Class 2 (6)
Van Eck VIP Trust:
Global Hard Assets Fund - Initial Class Shares Global Hard Assets Fund - Service Class Shares (4)
Vanguard Variable Insurance Fund:
Balanced Portfolio
Equity Index Portfolio
Mid-Cap Index Portfolio
Wells Fargo Advantage Variable Trust Funds®:
Index Asset Allocation Fund – Class 2
Intrinsic Value Fund – Class 2 (3)
Omega Growth Fund – Class 2 (3)

(1)	Organized by Principal Life Insurance Company.

(2)	Commencement of operations, May 24, 2010.

(3)	Commencement of operations, July 16, 2010.

(4)	Commencement of operations, May 23, 2011.

(5)	Commencement of operations, April 27, 2012.

(6)	Commencement of operations, May 21, 2012.

(7)	Commencement of operations, May 20, 2013.

(8)	Commencement of operations, April 24, 2014.

(9)	Commencement of operations, May 17, 2014.

(10)	Represented the operations of Franklin Income Securities Class 2 Division until May 17, 2014.

(11)	Represented the operations of Franklin Mutual Global Discovery Securities Class 2 Division until May 17. 2014.

(12)	Represented the operations of Franklin Mutual Shares Securities Class 2 Division until May 17, 2014.

(13)	Represented the operations of Franklin Rising Dividends Securities Class 2 Division until May 17, 2014.

(14)	Represented the operations of Franklin Small Cap Value Securities Class 2 Division until May 17, 2014.

(15)	Represented the operations of Franklin Strategic Income Securities Class 2 Division until May 17, 2014.

(16)	Represented the operations of Franklin U.S. Government Fund Class 2 Division until May 17, 2014.

(17)	Represented the operations of Goldman Sachs VIT Structured Small Cap Equity Institutional Service Class I Division until May 17, 2014.

(18)	Represented the operations of Templeton Developing Markets Securities Class 2 Division until May 17, 2014.

(19)	Represented the operations of Templeton Foreign Securities Class 2 Division until May 17, 2014.

(20)	Represented the operations of Templeton Global Bond Securities Class 2 Division until May 17, 2014.

Commencement of operations date is the date that the division became available to contractholders.

The assets of the Separate Account are owned by Principal Life. The assets of the Separate Account support the following variable life insurance contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Benefit Variable Universal Life contracts, Benefit Variable Universal Life II contracts, Executive Variable Universal Life contracts, Executive Variable Universal Life II contracts, Flexible Variable Life contracts, PrinFlex Life® contracts, Survivorship Flexible Premium Variable Universal Life contracts, Variable Universal Life Accumulator contracts, Variable Universal Life Accumulator II contracts, Variable Universal Life Income contracts, and Variable Universal Life Income II contracts.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset values (“NAV”) per share on December 31, 2014. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, the investments fall into Level 1 of the fair value hierarchy.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

Benefit Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.40% of the net policy value in years one through ten and 0.30% thereafter to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In all years, a sales charge of 6.50% of premiums less than or equal to target premium is deducted from each payment on behalf of each participant. The sales charge in excess of target premium is reduced to 5.0% in years one through five. After the fifth year, the sales charge is 6.50% of premiums paid. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Benefit Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.70% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through five, a sales charge of 6.70% of premiums paid up to target premium and 5.20% of premiums paid in excess of target premium is deducted from each payment on behalf of each participant. In policy years six and thereafter, a sales charge of 6.70% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Executive Variable Universal Life contracts – For policies issued prior to April 1, 2007, Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 4.50% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid (up to target premium) is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 3.0% of premiums paid (up to target premium) is deductible from each payment on behalf of each participant. No sales charge is deducted after year ten. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued April 1, 2007 and after, Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid (up to target premium) is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 3.0% of premiums paid (up to target premium) is deductible from each payment on behalf of each participant. No sales charge is deducted after year ten. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Executive Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.20% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 5.75% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Flexible Variable Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the policy value. An annual administration charge of $60 for each policy and a cost of insurance charge, which is based on Principal Life’s expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A sales charge of 5.0% and a tax charge of 2.0% are deducted from premium payments made on behalf of each participant. The sales and tax charges are deducted from the contributions by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25.0% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

PrinFlex Life® contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the division values through the ninth policy year. Each month thereafter, the charge will be deducted at an annual rate of 0.27% of the division values. A monthly administration charge of $0.60 for each $1,000 of policy face amount (with a maximum charge of $25 per month) will be deducted from policies in their first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums paid less than or equal to target premium and 0.75% of premiums in excess of target is deducted from premium payments on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is also deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Survivorship Flexible Premium Variable Universal Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.80% of the division values through the ninth policy year. Each month thereafter, the charge is deducted at an annual rate of 0.30% of the division values. A monthly administration charge of $8 is deducted from policies. There is an additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $0.08 per $1,000 of face amount. The charge of $0.08 is increased by $0.005 per $1,000 for each insured classified as a smoker. In years 11 through 20 (after issue or adjustment) there is an additional monthly charge of $0.04 per $1,000 of face amount. After policy year 21, there is an additional monthly charge of $0.02 per $1,000 of face amount. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through ten, a sales charge of 5.0% of premiums paid less than or equal to target premium and 2.0% of premiums paid in excess of target is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.0% of premiums paid is deducted from each premium payment on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Variable Universal Life Accumulator contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant during the first five policy years. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Accumulator II contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid up to surrender target premium (1.25% of premiums in excess of surrender target premium) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Income contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid (without the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Income II contracts – For policies issued prior to May 18, 2009, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current administrative charge is $25 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.0% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued May 18, 2009 and after, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.50% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.0% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

During the year ended December 31, 2014, investment advisory and management fees were paid indirectly to Principal Management Corporation (“Manager”) (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Funds, Inc. Investment advisory and management fees are computed at the annual rate of 0.03% of the average daily net assets of the Principal Lifetime Accounts. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

The annual rates used in this calculation for each of the other accounts are shown in the following tables.

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Over $400
Balanced Account	0.60%	0.55%	0.50%	0.45%	0.40%
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Over $1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

	Net Assets of Accounts						Net Assets of Accounts
	(in millions)						(in millions)
	First $500	Next $500	Next $1 billion	Next $1 billion	Over $3 billion		First $200	Next $300	Over $500
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%	Short-Term Income Account	0.50%	0.45%	0.40%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	Net Assets of Accounts
	First $2 billion	Over $2 billion		All Net Assets
Government & High Quality Bond Account	0.50%	0.45%	Bond Market Index Account	0.25%
			LargeCap S&P 500 Index Account	0.25

The Manager has contractually agreed to limit the Separate Account’s investment advisory and management fees for certain of the Separate Accounts through the period ended April 30, 2015. The expense limit will reduce the Separate Account’s investment advisory and management fees by the following amounts:

LargeCap Blend Account II	0.018%
LargeCap Growth Account I	0.016
SmallCap Growth Account II	0.100
SmallCap Value Account I	0.020

The Manager has contractually agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make) for certain classes of shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2014 through December 31, 2014
	Class 1	Class 2	Expiration
Principal LifeTime 2060 Account	0.13%	N/A	April 30, 2015
SmallCap Value Account I	0.99	1.24%	April 30, 2015

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2015.

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2014:

Division:	Purchases	Sales

AllianceBernstein Global Thematic Growth Class A Division:
Benefit Variable Universal Life II	$4,337	$534
Executive Variable Universal Life II	407,257	178,218

AllianceBernstein International Growth Class A Division:
Benefit Variable Universal Life II	$20,392	$11,820
Executive Variable Universal Life II	262,763	299,075

AllianceBernstein International Value Class A Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	3,072	190
Executive Variable Universal Life	3,217	23,343
Executive Variable Universal Life II	41,060	1,232
Principal Variable Universal Life Income II	74,376	106,386

AllianceBernstein Small Cap Growth Class A Division:
Benefit Variable Universal Life II	$38,455	$58,918
Executive Variable Universal Life II	733,752	681,063
Principal Variable Universal Life Income II	94,080	45,375

AllianceBernstein Small/Mid Cap Value Class A Division:
Benefit Variable Universal Life II	$152,365	$34,478
Executive Variable Universal Life II	1,886,767	573,206
Principal Variable Universal Life Income II	200,632	68,815

American Century VP Capital Appreciation Class II Division:
Benefit Variable Universal Life	$171,263	$103,038
Benefit Variable Universal Life II	8,050	2,934
Executive Variable Universal Life	255,538	60,268
Executive Variable Universal Life II	39,370	26,028
Principal Variable Universal Life Income II	72,479	37,246

American Century VP Income & Growth Class I Division:
Flexible Variable Life	$2,514	$2,389
PrinFlex Life®	263,459	487,630
Survivorship Flexible Premium Variable Universal Life	24,039	7,718
Principal Variable Universal Life Accumulator	85,273	207,970

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
American Century VP Income & Growth Class II Division:
Benefit Variable Universal Life	$11,039	$6,363
Benefit Variable Universal Life II	32,032	45,914
Executive Variable Universal Life	575,931	748,064
Executive Variable Universal Life II	370,936	81,104
Principal Variable Universal Life Accumulator II	79,771	99,956
Principal Variable Universal Life Income	209,114	137,862
Principal Variable Universal Life Income II	182,669	90,492

American Century VP Inflation Protection Class II Division:
Flexible Variable Life	$16,285	$3,050
PrinFlex Life®	179,159	123,914
Survivorship Flexible Premium Variable Universal Life	4,823	94,705
Principal Variable Universal Life Accumulator	20,357	55,667
Principal Variable Universal Life Accumulator II	151,299	161,200
Principal Variable Universal Life Income	64,042	56,197
Principal Variable Universal Life Income II	127,635	57,526

American Century VP International Class II Division:
Benefit Variable Universal Life	$30,526	$126,014
Benefit Variable Universal Life II	114,756	360
Executive Variable Universal Life	393,453	462,647
Executive Variable Universal Life II	167,765	78,160

American Century VP Mid Cap Value Class II Division:
Benefit Variable Universal Life	$221,537	$158,846
Benefit Variable Universal Life II	253,153	124,351
Executive Variable Universal Life	6,322,107	5,982,199
Executive Variable Universal Life II	4,070,357	3,021,690
Flexible Variable Life	3,310	1,203
PrinFlex Life®	102,825	83,913
Survivorship Flexible Premium Variable Universal Life	80,586	77,864
Principal Variable Universal Life Accumulator	20,208	47,890
Principal Variable Universal Life Accumulator II	117,656	228,569
Principal Variable Universal Life Income	26,546	10,357
Principal Variable Universal Life Income II	187,717	100,995

American Century VP Ultra Class I Division:
Flexible Variable Life	$1,029	$15,761
PrinFlex Life®	174,808	125,290
Survivorship Flexible Premium Variable Universal Life	864	27,557
Principal Variable Universal Life Accumulator	64,211	118,167

American Century VP Ultra Class II Division:
Benefit Variable Universal Life	$61,738	$36,312
Executive Variable Universal Life	680,740	839,860
Principal Variable Universal Life Accumulator II	169,039	275,369
Principal Variable Universal Life Income	85,921	99,048

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
American Century VP Value Class II Division:
Benefit Variable Universal Life	$284,335	$137,835
Benefit Variable Universal Life II	81,515	38,582
Executive Variable Universal Life	5,804,012	5,143,285
Executive Variable Universal Life II	2,620,968	1,534,976
Flexible Variable Life	5,652	1,739
PrinFlex Life®	256,519	379,446
Survivorship Flexible Premium Variable Universal Life	320,407	187,803
Principal Variable Universal Life Accumulator	95,392	199,686
Principal Variable Universal Life Accumulator II	822,143	919,102
Principal Variable Universal Life Income	254,706	356,820
Principal Variable Universal Life Income II	300,969	249,855

American Funds Insurance Series Growth Fund Class 2 Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	301	7
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	20,711	383
Flexible Variable Life	—	—
PrinFlex Life®	75	20
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	—	—
Principal Variable Universal Life Income	4,654	19
Principal Variable Universal Life Income II	4,024	80

American Funds Insurance Series International Fund Class 2 Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	14,011	473
Executive Variable Universal Life II	217,106	538
Flexible Variable Life	—	—
PrinFlex Life®	36,072	962
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	73	—
Principal Variable Universal Life Accumulator II	43,909	363
Principal Variable Universal Life Income	—	—
Principal Variable Universal Life Income II	143,024	728

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
American Funds Insurance Series New World Fund Class 2 Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	271,381	439
Executive Variable Universal Life II	401,182	59,448
Flexible Variable Life	—	—
PrinFlex Life®	40,226	223
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	6,252	23
Principal Variable Universal Life Accumulator II	66,370	381
Principal Variable Universal Life Income	—	—
Principal Variable Universal Life Income II	14,130	164

Balanced Class 1 Division:
Flexible Variable Life	$159,098	$326,474
PrinFlex Life®	1,540,760	1,786,100
Survivorship Flexible Premium Variable Universal Life	81,060	61,610
Principal Variable Universal Life Accumulator	102,107	137,455
Principal Variable Universal Life Accumulator II	138,966	160,048
Principal Variable Universal Life Income	141,699	225,635

Bond & Mortgage Securities Class 1 Division:
Benefit Variable Universal Life	$1,430,644	$1,094,884
Benefit Variable Universal Life II	60,070	19,543
Executive Variable Universal Life	4,455,222	5,528,203
Executive Variable Universal Life II	1,591,909	1,699,898
Flexible Variable Life	108,803	161,924
PrinFlex Life®	2,597,868	2,699,238
Survivorship Flexible Premium Variable Universal Life	156,761	151,267
Principal Variable Universal Life Accumulator	3,755,071	518,952
Principal Variable Universal Life Accumulator II	1,152,288	903,592
Principal Variable Universal Life Income	853,383	665,592
Principal Variable Universal Life Income II	409,022	193,976

Bond Market Index Class 1 Division:
Benefit Variable Universal Life	$6,527	$10,950
Benefit Variable Universal Life II	12,912	7,450
Executive Variable Universal Life	694,829	549,529
Executive Variable Universal Life II	582,367	181,425

Calvert EAFE International Index Class F Division:
Benefit Variable Universal Life II	$49,701	$16,100
Executive Variable Universal Life II	1,720,892	768,550

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Calvert Investment Grade Bond Index Class F Division:
Benefit Variable Universal Life II	$1,106	$35
Executive Variable Universal Life II	532,553	178,251
Principal Variable Universal Life Income II	506,211	43,335

Calvert Russell 2000 Small Cap Index Class F Division:
Benefit Variable Universal Life	$365,516	$370,232
Benefit Variable Universal Life II	145,511	120,157
Executive Variable Universal Life	5,616,756	4,553,206
Executive Variable Universal Life II	3,403,864	1,516,732
Principal Variable Universal Life Accumulator II	141,364	188,317
Principal Variable Universal Life Income	350,550	128,158
Principal Variable Universal Life Income II	197,971	123,564

Calvert S&P 500 Index Class F Division:
Flexible Variable Life	$5,930	$43
PrinFlex Life®	89,268	6,118
Survivorship Flexible Premium Variable Universal Life	5,497	12
Principal Variable Universal Life Accumulator	45,417	815
Principal Variable Universal Life Accumulator II	26,201	19,663
Principal Variable Universal Life Income	196,955	13,685
Principal Variable Universal Life Income II	136,257	4,859

Calvert S&P MidCap 400 Index Class F Division:
Principal Variable Universal Life Accumulator II	$32,505	$5,681
Principal Variable Universal Life Income	200,140	146,527
Principal Variable Universal Life Income II	288,962	42,896

ClearBridge Small Cap Growth Series I Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	16,548	6,915
Executive Variable Universal Life	3,980,405	3,607,930
Executive Variable Universal Life II	2,281,895	928,813

Delaware High Yield Service Class Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	11,562	1,023
Executive Variable Universal Life	511,129	946
Executive Variable Universal Life II	463,774	3,179

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Delaware Small Cap Value Service Class Division:
Benefit Variable Universal Life	$158,720	$84,445
Benefit Variable Universal Life II	138,095	84,138
Executive Variable Universal Life	2,257,500	1,762,319
Executive Variable Universal Life II	3,523,887	2,450,558
Flexible Variable Life	3,111	14,340
PrinFlex Life®	213,925	123,471
Survivorship Flexible Premium Variable Universal Life	81,966	75,922
Principal Variable Universal Life Accumulator	53,239	37,741
Principal Variable Universal Life Accumulator II	82,672	48,228
Principal Variable Universal Life Income	102,900	46,007
Principal Variable Universal Life Income II	186,451	98,301

Delaware Smid Cap Growth Service Class Division:
Flexible Variable Life	$951	$8,638
PrinFlex Life®	159,970	294,602
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	31,568	221,732
Principal Variable Universal Life Accumulator II	170,352	88,436
Principal Variable Universal Life Income	121,289	43,495
Principal Variable Universal Life Income II	128,512	24,051

Diversified International Class 1 Division:
Benefit Variable Universal Life	$2,229,132	$2,267,733
Benefit Variable Universal Life II	229,977	125,413
Executive Variable Universal Life	12,411,997	11,970,019
Executive Variable Universal Life II	5,531,468	3,190,779
Flexible Variable Life	15,881	18,749
PrinFlex Life®	5,222,243	6,758,548
Survivorship Flexible Premium Variable Universal Life	406,575	425,206
Principal Variable Universal Life Accumulator	1,148,984	1,308,824
Principal Variable Universal Life Accumulator II	2,692,047	2,685,662
Principal Variable Universal Life Income	2,556,366	2,143,572
Principal Variable Universal Life Income II	763,593	565,356

Dreyfus IP Core Value Service Shares Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	23,396	1,701
Executive Variable Universal Life	76,042	150,860
Executive Variable Universal Life II	27,617	451

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Dreyfus IP MidCap Stock Service Shares Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	90,113	131
Executive Variable Universal Life II	28,038	45
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	5,991	—
Principal Variable Universal Life Accumulator II	35,099	90
Principal Variable Universal Life Income	—	—
Principal Variable Universal Life Income II	116	10

Dreyfus IP Technology Growth Service Shares Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	53,977	10,104
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	189,741	84,134

Dreyfus Socially Responsible Growth Service Shares Division:
Benefit Variable Universal Life	$35,226	$29,540
Benefit Variable Universal Life II	12,103	65
Executive Variable Universal Life	94,592	24,019
Executive Variable Universal Life II	8,103	2,443

Dreyfus VIF Appreciation Service Shares Division:
Benefit Variable Universal Life	$112,027	$137,474
Benefit Variable Universal Life II	69,853	31,994
Executive Variable Universal Life	359,452	743,591
Executive Variable Universal Life II	684,262	375,106

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
Benefit Variable Universal Life	$49,639	$129,386
Executive Variable Universal Life	262,099	73,146
Principal Variable Universal Life Accumulator II	218,327	418,179
Principal Variable Universal Life Income	216,344	244,065

Dreyfus VIF Quality Bond Service Shares Division:
Benefit Variable Universal Life	$38,789	$313,636
Executive Variable Universal Life	617,134	411,112

DWS Alternative Asset Allocation Class B Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	6,118	—
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	131,258	71,230

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
DWS Small Mid Cap Value Class B Division:
Benefit Variable Universal Life	$12,410	$14,534
Benefit Variable Universal Life II	29,570	20,539
Executive Variable Universal Life	381,157	443,528
Executive Variable Universal Life II	465,921	277,157
Flexible Variable Life	1,448	314
PrinFlex Life®	36,866	10,306
Survivorship Flexible Premium Variable Universal Life	208	—
Principal Variable Universal Life Accumulator	104	1,962
Principal Variable Universal Life Accumulator II	10,094	11,735
Principal Variable Universal Life Income	4,251	322
Principal Variable Universal Life Income II	38,896	14,587

Equity Income Class 1 Division:
Benefit Variable Universal Life	$365,764	$208,598
Benefit Variable Universal Life II	262,582	129,452
Executive Variable Universal Life	1,531,501	985,205
Executive Variable Universal Life II	5,173,367	2,861,967
Flexible Variable Life	18,953	7,059
PrinFlex Life®	1,435,058	1,572,945
Survivorship Flexible Premium Variable Universal Life	553,164	94,919
Principal Variable Universal Life Accumulator	194,871	419,223
Principal Variable Universal Life Accumulator II	840,457	1,135,605
Principal Variable Universal Life Income	1,017,590	1,100,228
Principal Variable Universal Life Income II	278,519	88,855

Fidelity VIP Asset Manager Service Class 2 Division:
Benefit Variable Universal Life	$353,873	$319,136
Executive Variable Universal Life	310,336	901,528

Fidelity VIP Contrafund Initial Class Division:
Flexible Variable Life	$19,869	$14,688
PrinFlex Life®	5,464,032	8,725,086
Survivorship Flexible Premium Variable Universal Life	262,338	361,278
Principal Variable Universal Life Accumulator	538,656	745,014

Fidelity VIP Contrafund Service Class 2 Division:
Benefit Variable Universal Life	$1,886,021	$1,874,801
Benefit Variable Universal Life II	353,515	161,127
Executive Variable Universal Life	19,672,711	21,743,170
Executive Variable Universal Life II	5,233,992	2,630,687
Principal Variable Universal Life Accumulator II	1,347,895	1,736,054
Principal Variable Universal Life Income	1,300,541	1,468,226
Principal Variable Universal Life Income II	1,014,060	538,598

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Fidelity VIP Equity-Income Initial Class Division:
Flexible Variable Life	$5,146	$2,276
PrinFlex Life®	2,057,859	3,198,311
Survivorship Flexible Premium Variable Universal Life	125,258	106,492
Principal Variable Universal Life Accumulator	278,408	392,273

Fidelity VIP Equity-Income Service Class 2 Division:
Benefit Variable Universal Life	$564,080	$403,402
Benefit Variable Universal Life II	49,842	29,649
Executive Variable Universal Life	2,145,519	1,582,809
Executive Variable Universal Life II	773,798	451,658
Principal Variable Universal Life Accumulator II	887,327	853,883
Principal Variable Universal Life Income	694,196	536,815
Principal Variable Universal Life Income II	342,400	121,900

Fidelity VIP Growth Service Class 2 Division:
Benefit Variable Universal Life	$378,517	$559,841
Executive Variable Universal Life	1,576,222	736,603
Flexible Variable Life	8,109	4,681
PrinFlex Life®	368,874	228,265
Survivorship Flexible Premium Variable Universal Life	22,087	82,997
Principal Variable Universal Life Accumulator	86,272	361,369
Principal Variable Universal Life Accumulator II	389,809	366,530
Principal Variable Universal Life Income	297,650	413,293

Fidelity VIP High Income Initial Class Division:
Flexible Variable Life	$13,858	$16,069
PrinFlex Life®	1,491,799	1,185,488
Survivorship Flexible Premium Variable Universal Life	470,623	528,646
Principal Variable Universal Life Accumulator	141,933	118,777

Fidelity VIP High Income Service Class 2 Division:
Benefit Variable Universal Life	$2,462,940	$1,960,134
Benefit Variable Universal Life II	73,497	43,234
Executive Variable Universal Life	7,207,105	5,822,983
Executive Variable Universal Life II	2,541,338	1,650,268
Principal Variable Universal Life Accumulator II	308,625	357,387
Principal Variable Universal Life Income	249,909	174,785
Principal Variable Universal Life Income II	477,618	259,866

Fidelity VIP Mid Cap Service Class 2 Division:
Benefit Variable Universal Life	$1,938,291	$1,662,047
Benefit Variable Universal Life II	278,382	316,636
Executive Variable Universal Life	7,543,930	7,991,704
Executive Variable Universal Life II	3,151,359	2,335,492
Principal Variable Universal Life Accumulator II	355,672	462,270
Principal Variable Universal Life Income	726,633	725,927
Principal Variable Universal Life Income II	427,378	526,188

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Franklin Income VIP Class 2 Division:
Benefit Variable Universal Life	$595,351	$563,454
Benefit Variable Universal Life II	209,524	224,087
Executive Variable Universal Life	5,345,298	3,467,022
Executive Variable Universal Life II	2,414,541	889,824

Franklin Mutual Global Discovery VIP Class 2 Division:
Benefit Variable Universal Life	$641,205	$515,860
Benefit Variable Universal Life II	202,080	93,897
Executive Variable Universal Life	4,719,642	3,774,485
Executive Variable Universal Life II	3,634,773	2,326,633
Principal Variable Universal Life Income II	487,952	250,126

Franklin Mutual Shares VIP Class 2 Division:
Benefit Variable Universal Life	$274,669	$336,748
Benefit Variable Universal Life II	15,074	48,006
Executive Variable Universal Life	1,613,391	1,618,736
Executive Variable Universal Life II	1,372,584	1,084,648

Franklin Rising Dividends VIP Class 2 Division:
Benefit Variable Universal Life	$390,811	$598,156
Benefit Variable Universal Life II	168,517	81,215
Executive Variable Universal Life	2,452,740	2,926,913
Executive Variable Universal Life II	4,282,393	3,135,464
Principal Variable Universal Life Income II	434,098	144,253

Franklin Small Cap Value VIP Class 2 Division:
Benefit Variable Universal Life	$584,728	$398,840
Benefit Variable Universal Life II	195,727	112,838
Executive Variable Universal Life	4,136,071	3,331,636
Executive Variable Universal Life II	2,700,023	1,647,770
Flexible Variable Life	91	137
PrinFlex Life®	59,623	32,920
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	13,770	1,591
Principal Variable Universal Life Accumulator II	29,352	1,647
Principal Variable Universal Life Income	5,238	877
Principal Variable Universal Life Income II	28,869	10,064

Franklin Strategic Income VIP Class 2 Division:
Benefit Variable Universal Life	$260,961	$351,704
Benefit Variable Universal Life II	165,511	38,811
Executive Variable Universal Life	2,022,550	1,618,442
Executive Variable Universal Life II	4,323,910	3,267,777

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Franklin U.S. Government Securities VIP Class 2 Division:
Benefit Variable Universal Life	$85,035	$75,825
Benefit Variable Universal Life II	16,546	10,968
Executive Variable Universal Life	34,665	1,979
Executive Variable Universal Life II	504,169	162,060

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
Benefit Variable Universal Life	$54,378	$4,912
Executive Variable Universal Life	440,881	192,327

Government & High Quality Bond Class 1 Division:
Benefit Variable Universal Life	$803,962	$544,631
Benefit Variable Universal Life II	193,363	171,952
Executive Variable Universal Life	4,737,669	3,698,637
Executive Variable Universal Life II	2,248,455	2,124,491
Flexible Variable Life	21,794	66,739
PrinFlex Life®	1,848,651	2,299,307
Survivorship Flexible Premium Variable Universal Life	185,301	342,694
Principal Variable Universal Life Accumulator	790,497	1,135,483
Principal Variable Universal Life Accumulator II	717,747	755,674
Principal Variable Universal Life Income	662,337	575,865
Principal Variable Universal Life Income II	521,680	480,831

International Emerging Markets Class 1 Division:
Benefit Variable Universal Life	$237,630	$291,007
Benefit Variable Universal Life II	300,171	188,272
Executive Variable Universal Life	2,678,198	2,253,369
Executive Variable Universal Life II	5,301,231	3,342,583
Flexible Variable Life	10,279	57,537
PrinFlex Life®	1,072,188	1,505,522
Survivorship Flexible Premium Variable Universal Life	96,725	140,672
Principal Variable Universal Life Accumulator	397,801	624,530
Principal Variable Universal Life Accumulator II	1,044,391	1,168,882
Principal Variable Universal Life Income	1,337,911	1,139,208
Principal Variable Universal Life Income II	925,656	701,742

Invesco American Franchise Series I Division:
Benefit Variable Universal Life	$7,028	$162,290
Executive Variable Universal Life	188,371	247,248
Flexible Variable Life	—	—
PrinFlex Life®	77,757	161,872
Survivorship Flexible Premium Variable Universal Life	4,082	6,931
Principal Variable Universal Life Accumulator	34,639	54,448

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Invesco American Franchise Series II Division:
Benefit Variable Universal Life II	$59,735	$5,873
Executive Variable Universal Life II	166,579	30,083
Principal Variable Universal Life Accumulator II	75,445	133,544
Principal Variable Universal Life Income	32,494	46,373
Principal Variable Universal Life Income II	19,810	16,508

Invesco Core Equity Series I Division:
Benefit Variable Universal Life	$143,694	$244,547
Executive Variable Universal Life	514,302	1,316,703
Flexible Variable Life	8,412	20,182
PrinFlex Life®	263,802	498,538
Survivorship Flexible Premium Variable Universal Life	269,040	37,259
Principal Variable Universal Life Accumulator	126,607	343,486

Invesco Core Equity Series II Division:
Benefit Variable Universal Life II	$99,451	$5,539
Executive Variable Universal Life II	480,349	887,158
Principal Variable Universal Life Accumulator II	421,585	582,400
Principal Variable Universal Life Income	724,893	540,950
Principal Variable Universal Life Income II	95,350	86,233

Invesco Global Health Care Series I Division:
Benefit Variable Universal Life	$530,676	$332,837
Benefit Variable Universal Life II	107,274	21,779
Executive Variable Universal Life	4,709,346	3,183,985
Executive Variable Universal Life II	1,693,498	565,357
Flexible Variable Life	32,240	9,046
PrinFlex Life®	791,471	902,373
Survivorship Flexible Premium Variable Universal Life	56,549	7,196
Principal Variable Universal Life Accumulator	171,520	284,748
Principal Variable Universal Life Accumulator II	671,609	494,588
Principal Variable Universal Life Income	502,910	284,279
Principal Variable Universal Life Income II	215,281	95,945

Invesco Global Real Estate Series I Division:
Benefit Variable Universal Life	$4,937	$2,593
Benefit Variable Universal Life II	13,502	1,211
Executive Variable Universal Life	22,524	505
Executive Variable Universal Life II	261,575	40,640

Invesco International Growth Series I Division:
Benefit Variable Universal Life	$267,247	$290,263
Benefit Variable Universal Life II	132,924	119,022
Executive Variable Universal Life	4,943,610	4,314,624
Executive Variable Universal Life II	2,611,289	1,798,228

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Invesco Mid Cap Core Equity Series II Division:
Benefit Variable Universal Life	$21,284	$13,531
Benefit Variable Universal Life II	11,509	692
Executive Variable Universal Life	72,406	103,544
Executive Variable Universal Life II	89,801	75,383
Flexible Variable Life	6,690	3,668
PrinFlex Life®	28,341	6,502
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	5,835	82
Principal Variable Universal Life Income	10,805	929
Principal Variable Universal Life Income II	18,817	4,623

Invesco Mid Cap Growth Series I Division:
Benefit Variable Universal Life	$40,458	$11,415
Benefit Variable Universal Life II	13,663	2,418
Executive Variable Universal Life	272,916	412,700
Executive Variable Universal Life II	36,350	40,414
Flexible Variable Life	7,652	4,513
PrinFlex Life®	146,685	132,508
Survivorship Flexible Premium Variable Universal Life	16,596	3,684
Principal Variable Universal Life Accumulator	38,724	16,117

Invesco Small Cap Equity Series I Division:
Benefit Variable Universal Life	$346,110	$561,062
Benefit Variable Universal Life II	59,900	115,636
Executive Variable Universal Life	3,809,023	4,454,184
Executive Variable Universal Life II	1,911,228	1,179,106
Flexible Variable Life	1,911	451
PrinFlex Life®	229,386	327,275
Survivorship Flexible Premium Variable Universal Life	11,486	1,798
Principal Variable Universal Life Accumulator	67,079	52,390

Invesco Technology Series I Division:
Benefit Variable Universal Life	$177,603	$135,602
Executive Variable Universal Life	1,040,832	653,999
Flexible Variable Life	14,165	11,822
PrinFlex Life®	286,148	199,718
Survivorship Flexible Premium Variable Universal Life	18,054	6,222
Principal Variable Universal Life Accumulator	70,208	84,159

Janus Aspen Balanced Service Shares Division:
Benefit Variable Universal Life	$148,734	$16,344
Benefit Variable Universal Life II	213,874	120,378
Executive Variable Universal Life	3,998,738	2,720,903
Executive Variable Universal Life II	3,582,814	2,668,716

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Janus Aspen Enterprise Service Shares Division:
Benefit Variable Universal Life	$249,415	$328,191
Benefit Variable Universal Life II	202,375	118,378
Executive Variable Universal Life	4,673,532	4,273,737
Executive Variable Universal Life II	7,919,729	2,819,301
Flexible Variable Life	12,775	4,723
PrinFlex Life®	524,980	683,668
Survivorship Flexible Premium Variable Universal Life	25,049	6,299
Principal Variable Universal Life Accumulator	181,922	155,911

Janus Aspen Flexible Bond Service Shares Division:
Benefit Variable Universal Life	$687,057	$654,481
Benefit Variable Universal Life II	220,884	191,837
Executive Variable Universal Life	18,371,495	15,999,467
Executive Variable Universal Life II	6,356,846	6,821,222

Janus Aspen Forty Service Shares Division:
Benefit Variable Universal Life II	$220,053	$92,669
Executive Variable Universal Life II	2,498,006	1,804,839
Principal Variable Universal Life Income II	402,410	173,940

Janus Aspen Global Research Service Shares Division:
Benefit Variable Universal Life	$132,537	$181,592
Benefit Variable Universal Life II	54,114	11,234
Executive Variable Universal Life	249,459	157,683
Executive Variable Universal Life II	226,940	34,333

Janus Aspen Overseas Service Shares Division:
Benefit Variable Universal Life	$148,983	$390,702
Executive Variable Universal Life	1,692,236	1,971,019

JP Morgan Core Bond Class I Division:
Benefit Variable Universal Life	$74,836	$94,625
Executive Variable Universal Life	954,895	309,957

JP Morgan Small Cap Core Class I Division:
Benefit Variable Universal Life	$421,980	$488,230
Executive Variable Universal Life	2,419,005	1,605,504

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
LargeCap Blend II Class 1 Division:
Benefit Variable Universal Life	$181,042	$208,329
Benefit Variable Universal Life II	77,358	63,429
Executive Variable Universal Life	758,903	1,252,841
Executive Variable Universal Life II	633,148	620,076
Flexible Variable Life	4,180	12,206
PrinFlex Life®	216,042	487,453
Survivorship Flexible Premium Variable Universal Life	8,634	21,173
Principal Variable Universal Life Accumulator	355,356	506,122
Principal Variable Universal Life Accumulator II	587,013	788,778
Principal Variable Universal Life Income	455,550	530,728
Principal Variable Universal Life Income II	136,447	98,354

LargeCap Growth Class 1 Division:
Benefit Variable Universal Life	$184,704	$203,407
Benefit Variable Universal Life II	213,432	24,929
Executive Variable Universal Life	675,502	1,208,816
Executive Variable Universal Life II	883,093	1,071,113
Flexible Variable Life	4,195	2,468
PrinFlex Life®	1,566,577	2,733,756
Survivorship Flexible Premium Variable Universal Life	98,385	61,361
Principal Variable Universal Life Accumulator	22,327,101	220,986
Principal Variable Universal Life Accumulator II	80,709	179,669
Principal Variable Universal Life Income	196,671	201,035
Principal Variable Universal Life Income II	54,361	16,656

LargeCap Growth I Class 1 Division:
Benefit Variable Universal Life	$546,880	$528,078
Benefit Variable Universal Life II	763,286	306,209
Executive Variable Universal Life	8,067,305	4,193,278
Executive Variable Universal Life II	17,730,882	7,566,204
Flexible Variable Life	18,367	5,498
PrinFlex Life®	15,859,502	9,368,330
Survivorship Flexible Premium Variable Universal Life	883,256	734,507
Principal Variable Universal Life Accumulator	783,709	26,174,623
Principal Variable Universal Life Accumulator II	1,942,967	1,249,785
Principal Variable Universal Life Income	1,205,642	582,167
Principal Variable Universal Life Income II	773,155	413,277

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
LargeCap S&P 500 Index Class 1 Division:
Benefit Variable Universal Life II	$891,340	$294,439
Executive Variable Universal Life II	22,566,484	13,894,213
Flexible Variable Life	11,343	30,411
PrinFlex Life®	2,509,155	3,156,469
Survivorship Flexible Premium Variable Universal Life	246,448	173,207
Principal Variable Universal Life Accumulator	226,461	371,450
Principal Variable Universal Life Accumulator II	1,081,253	636,940
Principal Variable Universal Life Income	854,466	663,159
Principal Variable Universal Life Income II	654,508	437,341

LargeCap Value Class 1 Division:
Benefit Variable Universal Life	$176,515	$104,930
Benefit Variable Universal Life II	100,225	22,448
Executive Variable Universal Life	3,545,245	1,935,504
Executive Variable Universal Life II	1,479,764	246,427
Flexible Variable Life	946,393	544,857
PrinFlex Life®	5,810,751	4,063,342
Survivorship Flexible Premium Variable Universal Life	935,855	149,031
Principal Variable Universal Life Accumulator	4,316,244	782,423
Principal Variable Universal Life Accumulator II	914,516	415,157
Principal Variable Universal Life Income	945,325	397,558
Principal Variable Universal Life Income II	538,967	213,107

MFS VIT Global Equity Service Class Division:
Benefit Variable Universal Life	$49,369	$20,855
Benefit Variable Universal Life II	108,319	54,767
Executive Variable Universal Life	551,806	477,721
Executive Variable Universal Life II	2,224,992	1,300,587

MFS VIT Growth Service Class Division:
Benefit Variable Universal Life	$972,848	$1,034,869
Benefit Variable Universal Life II	198,950	45,816
Executive Variable Universal Life	1,870,839	1,511,191
Executive Variable Universal Life II	3,508,269	1,921,993

MFS VIT International Value Service Class Division:
Benefit Variable Universal Life	$13,841	$6,461
Benefit Variable Universal Life II	16,126	3,284
Executive Variable Universal Life	1,285,018	333,070
Executive Variable Universal Life II	1,251,892	502,986

MFS VIT MidCap Growth Service Class Division:
Benefit Variable Universal Life	$62,083	$86,958
Executive Variable Universal Life	63,838	36,889

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
MFS VIT New Discovery Service Class Division:
Benefit Variable Universal Life	$741,233	$476,722
Benefit Variable Universal Life II	260,742	205,967
Executive Variable Universal Life	3,734,934	4,864,014
Executive Variable Universal Life II	4,411,428	3,104,055
Flexible Variable Life	28,737	266
PrinFlex Life®	140,143	223,937
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	43,561	2,979
Principal Variable Universal Life Accumulator II	148,722	225,676
Principal Variable Universal Life Income	235,938	150,545
Principal Variable Universal Life Income II	352,439	137,077

MFS VIT Research International Service Class Division:
Benefit Variable Universal Life	$132,217	$138,210
Benefit Variable Universal Life II	91,564	65,888
Executive Variable Universal Life	303,747	412,744
Executive Variable Universal Life II	1,140,500	1,186,703

MFS VIT Total Return Service Class Division:
Benefit Variable Universal Life II	$5,554	$1,580
Executive Variable Universal Life II	716,028	504,122

MFS VIT Utilities Service Class Division:
Benefit Variable Universal Life II	$362,267	$50,929
Executive Variable Universal Life II	944,535	555,794
Principal Variable Universal Life Income II	243,256	1,598,175

MFS VIT Value Service Class Division:
Benefit Variable Universal Life	$546,345	$800,488
Benefit Variable Universal Life II	224,816	119,542
Executive Variable Universal Life	4,769,618	5,585,379
Executive Variable Universal Life II	5,207,740	3,431,947

MidCap Class 1 Division:
Benefit Variable Universal Life	$1,970,388	$1,396,579
Benefit Variable Universal Life II	398,754	286,885
Executive Variable Universal Life	12,248,615	13,286,578
Executive Variable Universal Life II	5,462,373	5,168,061
Flexible Variable Life	2,048,494	1,974,647
PrinFlex Life®	10,305,316	10,325,912
Survivorship Flexible Premium Variable Universal Life	725,404	537,696
Principal Variable Universal Life Accumulator	1,777,420	1,680,318
Principal Variable Universal Life Accumulator II	3,762,715	2,932,979
Principal Variable Universal Life Income	3,542,599	2,224,303
Principal Variable Universal Life Income II	1,580,111	671,305

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Money Market Class 1 Division:
Benefit Variable Universal Life	$5,251,601	$5,809,955
Benefit Variable Universal Life II	1,991,777	2,026,459
Executive Variable Universal Life	39,369,097	44,533,466
Executive Variable Universal Life II	81,374,422	66,692,902
Flexible Variable Life	531,037	583,988
PrinFlex Life®	7,724,737	8,990,136
Survivorship Flexible Premium Variable Universal Life	919,966	1,204,976
Principal Variable Universal Life Accumulator	548,811	714,853
Principal Variable Universal Life Accumulator II	1,332,829	2,190,115
Principal Variable Universal Life Income	1,824,704	4,051,320
Principal Variable Universal Life Income II	4,564,918	4,328,917

Neuberger Berman AMT Guardian I Class Division:
Benefit Variable Universal Life	$5,535	$3,742
Benefit Variable Universal Life II	15,021	4,543
Executive Variable Universal Life	956,508	207,388
Executive Variable Universal Life II	526,040	364,493

Neuberger Berman AMT Large Cap Value I Class Division:
Benefit Variable Universal Life	$105,335	$44,779
Benefit Variable Universal Life II	1,691	1,392
Executive Variable Universal Life	1,043,253	1,713,815
Executive Variable Universal Life II	87,144	26,840
Principal Variable Universal Life Income II	26,669	16,517

Neuberger Berman AMT Small-Cap Growth S Class Division:
Benefit Variable Universal Life	$44,242	$38,506
Benefit Variable Universal Life II	14,291	2,202
Executive Variable Universal Life	124,260	14,565
Executive Variable Universal Life II	16,895	15,534

Oppenheimer Main Street Small Cap Service Shares Division:
Benefit Variable Universal Life	$23,598	$3,896
Benefit Variable Universal Life II	113,759	19,483
Executive Variable Universal Life	509,642	136,632
Executive Variable Universal Life II	1,641,307	734,232
Principal Variable Universal Life Income II	111,469	205,790

PIMCO All Asset Administrative Class Division:
Benefit Variable Universal Life	$20,123	$9,449
Benefit Variable Universal Life II	29,499	1,858
Executive Variable Universal Life	19,216	4,555
Executive Variable Universal Life II	412,390	130,775

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
PIMCO Commodity Real Strategy Administrative Class Division:
Benefit Variable Universal Life	$409	$142
Benefit Variable Universal Life II	14,094	7,968
Executive Variable Universal Life	74,416	2,327
Executive Variable Universal Life II	176,642	115,382

PIMCO Emerging Market Bond Administrative Class Division:
Benefit Variable Universal Life	$543	$199
Benefit Variable Universal Life II	30,629	9,211
Executive Variable Universal Life	104,249	120,214
Executive Variable Universal Life II	135,059	45,899

PIMCO High Yield Administrative Class Division:
Benefit Variable Universal Life	$2,425	$1,755
Benefit Variable Universal Life II	222,709	64,885
Executive Variable Universal Life	821,721	597,719
Executive Variable Universal Life II	4,483,856	3,283,399

PIMCO Long Term U.S. Government Administrative Class Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	17,549	104

PIMCO Real Return Administrative Class Division:
Benefit Variable Universal Life	$670,580	$841,011
Benefit Variable Universal Life II	136,355	88,292
Executive Variable Universal Life	2,847,545	2,976,963
Executive Variable Universal Life II	2,995,089	2,220,917

PIMCO Short-Term Administrative Class Division:
Benefit Variable Universal Life	$140,741	$142,054
Benefit Variable Universal Life II	147,798	91,540
Executive Variable Universal Life	6,842,171	1,936,434
Executive Variable Universal Life II	4,237,511	4,419,832

PIMCO Total Return Administrative Class Division:
Benefit Variable Universal Life	$363,706	$310,369
Benefit Variable Universal Life II	148,604	123,673
Executive Variable Universal Life	3,562,433	5,074,221
Executive Variable Universal Life II	8,533,443	7,012,403

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Principal LifeTime Strategic Income Class 1 Division:
Benefit Variable Universal Life	$211,499	$129,459
Benefit Variable Universal Life II	93,393	57,297
Executive Variable Universal Life	1,436,826	624,494
Executive Variable Universal Life II	1,506,023	1,227,505
Flexible Variable Life	—	—
PrinFlex Life®	236,495	97,448
Survivorship Flexible Premium Variable Universal Life	310,808	438,048
Principal Variable Universal Life Accumulator	16,779	4,954
Principal Variable Universal Life Accumulator II	50,476	66,987
Principal Variable Universal Life Income	141,444	48,431
Principal Variable Universal Life Income II	39,947	8,257

Principal LifeTime 2010 Class 1 Division:
Benefit Variable Universal Life	$548,819	$562,743
Benefit Variable Universal Life II	161,424	167,051
Executive Variable Universal Life	3,102,857	2,005,301
Executive Variable Universal Life II	3,421,517	2,858,640
Flexible Variable Life	—	—
PrinFlex Life®	54,772	39,905
Survivorship Flexible Premium Variable Universal Life	819	—
Principal Variable Universal Life Accumulator	6,266	6,242
Principal Variable Universal Life Accumulator II	31,908	57,597
Principal Variable Universal Life Income	28,522	228,706
Principal Variable Universal Life Income II	37,587	35,819

Principal LifeTime 2020 Class 1 Division:
Benefit Variable Universal Life	$1,200,531	$971,667
Benefit Variable Universal Life II	838,749	254,511
Executive Variable Universal Life	11,719,513	4,753,059
Executive Variable Universal Life II	16,169,917	9,108,843
Flexible Variable Life	21,733	874
PrinFlex Life®	324,339	118,795
Survivorship Flexible Premium Variable Universal Life	2,221	—
Principal Variable Universal Life Accumulator	179,987	18,917
Principal Variable Universal Life Accumulator II	177,102	133,978
Principal Variable Universal Life Income	491,437	766,491
Principal Variable Universal Life Income II	198,782	69,331

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Principal LifeTime 2030 Class 1 Division:
Benefit Variable Universal Life	$1,248,342	$1,027,191
Benefit Variable Universal Life II	610,378	269,372
Executive Variable Universal Life	7,828,707	3,410,517
Executive Variable Universal Life II	11,595,086	5,866,211
Flexible Variable Life	34,389	1,180
PrinFlex Life®	608,303	546,781
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	80,857	2,760
Principal Variable Universal Life Accumulator II	446,476	182,152
Principal Variable Universal Life Income	1,863,990	1,839,270
Principal Variable Universal Life Income II	830,704	589,895

Principal LifeTime 2040 Class 1 Division:
Benefit Variable Universal Life	$482,241	$371,721
Benefit Variable Universal Life II	380,384	103,154
Executive Variable Universal Life	2,809,644	1,523,024
Executive Variable Universal Life II	4,038,972	2,536,716
Flexible Variable Life	—	—
PrinFlex Life®	11,985	4,385
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	1,277	316
Principal Variable Universal Life Accumulator II	325,944	169,597
Principal Variable Universal Life Income	1,713,717	1,428,175
Principal Variable Universal Life Income II	688,272	332,115

Principal LifeTime 2050 Class 1 Division:
Benefit Variable Universal Life	$959,466	$2,672,197
Benefit Variable Universal Life II	229,667	105,021
Executive Variable Universal Life	1,616,128	1,382,458
Executive Variable Universal Life II	1,368,156	842,220
Flexible Variable Life	370	104
PrinFlex Life®	114,738	105,170
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	1,359	316
Principal Variable Universal Life Accumulator II	343,535	233,711
Principal Variable Universal Life Income	999,365	806,262
Principal Variable Universal Life Income II	441,425	175,210

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Principal LifeTime 2060 Class 1 Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	41,483	6,617
Executive Variable Universal Life	740,692	229,920
Executive Variable Universal Life II	50,254	17,335
Flexible Variable Life	—	—
PrinFlex Life®	10,406	10,346
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	—	—
Principal Variable Universal Life Income	8,295	8,454
Principal Variable Universal Life Income II	9,651	3,049

Putnam VT Growth & Income Class IB Division:
Benefit Variable Universal Life	$64,619	$122,537
Executive Variable Universal Life	37,458	21,490

Putnam VT International Equity Class IB Division:
Benefit Variable Universal Life	$103,805	$240,341
Executive Variable Universal Life	295,840	194,604

Putnam VT Voyager Class IB Division:
Benefit Variable Universal Life	$36,022	$54,271
Benefit Variable Universal Life II	41,690	18,189
Executive Variable Universal Life	1,222,427	471,926
Executive Variable Universal Life II	130,399	73,108
Flexible Variable Life	6,232	4,584
PrinFlex Life®	2,426,980	3,936,588
Survivorship Flexible Premium Variable Universal Life	88,710	116,115
Principal Variable Universal Life Accumulator	138,525	209,799
Principal Variable Universal Life Accumulator II	29,818	4,317
Principal Variable Universal Life Income	21,778	7,411
Principal Variable Universal Life Income II	38,126	18,685

Real Estate Securities Class 1 Division:
Benefit Variable Universal Life	$2,025,266	$1,883,262
Benefit Variable Universal Life II	603,888	209,753
Executive Variable Universal Life	11,129,530	10,047,380
Executive Variable Universal Life II	8,186,175	5,108,038
Flexible Variable Life	9,377	8,256
PrinFlex Life®	1,538,543	2,212,941
Survivorship Flexible Premium Variable Universal Life	425,324	318,082
Principal Variable Universal Life Accumulator	328,501	448,671
Principal Variable Universal Life Accumulator II	1,285,013	1,279,441
Principal Variable Universal Life Income	1,139,800	897,191
Principal Variable Universal Life Income II	767,664	348,452

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
SAM Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	$322,022	$104,928
Benefit Variable Universal Life II	230,505	92,115
Executive Variable Universal Life	3,499,134	1,501,659
Executive Variable Universal Life II	6,207,448	4,011,693
Flexible Variable Life	40,040	7,640
PrinFlex Life®	6,074,370	2,429,255
Survivorship Flexible Premium Variable Universal Life	291,810	69,537
Principal Variable Universal Life Accumulator	843,891	575,885
Principal Variable Universal Life Accumulator II	1,593,437	636,665
Principal Variable Universal Life Income	2,333,891	1,151,729
Principal Variable Universal Life Income II	5,409,909	2,146,193

SAM Conservative Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	$232,526	$203,707
Benefit Variable Universal Life II	54,910	33,571
Executive Variable Universal Life	900,065	646,877
Executive Variable Universal Life II	7,869,150	3,211,405
Flexible Variable Life	1,170	1,682
PrinFlex Life®	533,619	277,997
Survivorship Flexible Premium Variable Universal Life	23,790	17,185
Principal Variable Universal Life Accumulator	75,966	232,152
Principal Variable Universal Life Accumulator II	549,132	582,211
Principal Variable Universal Life Income	288,771	333,773
Principal Variable Universal Life Income II	1,444,395	613,810

SAM Conservative Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	$163,381	$43,277
Benefit Variable Universal Life II	338,442	91,500
Executive Variable Universal Life	993,041	897,896
Executive Variable Universal Life II	5,202,483	2,288,427
Flexible Variable Life	16,491	3,911
PrinFlex Life®	1,237,635	832,340
Survivorship Flexible Premium Variable Universal Life	62,880	679,231
Principal Variable Universal Life Accumulator	154,984	114,727
Principal Variable Universal Life Accumulator II	659,558	329,813
Principal Variable Universal Life Income	3,986,197	942,743
Principal Variable Universal Life Income II	4,939,446	1,517,585

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
SAM Flexible Income Portfolio Class 1 Division:
Benefit Variable Universal Life	$38,256	$51,942
Benefit Variable Universal Life II	196,309	58,165
Executive Variable Universal Life	766,312	481,141
Executive Variable Universal Life II	1,661,181	717,418
Flexible Variable Life	9,271	2,657
PrinFlex Life®	1,594,654	1,122,486
Survivorship Flexible Premium Variable Universal Life	150,396	61,952
Principal Variable Universal Life Accumulator	158,943	50,597
Principal Variable Universal Life Accumulator II	476,283	502,472
Principal Variable Universal Life Income	615,243	287,891
Principal Variable Universal Life Income II	472,221	289,388

SAM Strategic Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	$459,872	$86,861
Benefit Variable Universal Life II	392,518	101,987
Executive Variable Universal Life	2,393,665	1,388,414
Executive Variable Universal Life II	3,622,796	2,707,746
Flexible Variable Life	24,287	7,625
PrinFlex Life®	1,143,137	627,185
Survivorship Flexible Premium Variable Universal Life	42,222	4,527
Principal Variable Universal Life Accumulator	134,196	64,645
Principal Variable Universal Life Accumulator II	1,033,215	461,490
Principal Variable Universal Life Income	2,984,250	1,021,299
Principal Variable Universal Life Income II	6,056,795	1,812,418

Short-Term Income Class 1 Division:
Benefit Variable Universal Life	$389,645	$307,210
Benefit Variable Universal Life II	246,661	282,753
Executive Variable Universal Life	3,734,084	3,489,907
Executive Variable Universal Life II	7,637,624	2,464,397
Flexible Variable Life	3,092	3,709
PrinFlex Life®	1,332,316	975,531
Survivorship Flexible Premium Variable Universal Life	106,011	11,749
Principal Variable Universal Life Accumulator	199,386	196,290
Principal Variable Universal Life Accumulator II	216,659	412,369
Principal Variable Universal Life Income	494,168	398,158
Principal Variable Universal Life Income II	1,822,261	164,189

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
SmallCap Blend Class 1 Division:
Benefit Variable Universal Life	$179,146	$203,660
Benefit Variable Universal Life II	47,658	161,869
Executive Variable Universal Life	776,738	184,255
Executive Variable Universal Life II	544,884	129,593
Flexible Variable Life	15,698	8,880
PrinFlex Life®	879,411	1,391,191
Survivorship Flexible Premium Variable Universal Life	45,394	101,112
Principal Variable Universal Life Accumulator	681,918	583,652
Principal Variable Universal Life Accumulator II	257,659	326,084
Principal Variable Universal Life Income	271,329	227,470
Principal Variable Universal Life Income II	154,622	61,737

SmallCap Growth II Class 1 Division:
Benefit Variable Universal Life	$227,938	$512,193
Benefit Variable Universal Life II	33,396	11,383
Executive Variable Universal Life	1,025,141	1,255,630
Executive Variable Universal Life II	1,014,058	783,754
Flexible Variable Life	6,543	5,149
PrinFlex Life®	1,197,126	2,838,247
Survivorship Flexible Premium Variable Universal Life	68,820	153,054
Principal Variable Universal Life Accumulator	105,428	161,513
Principal Variable Universal Life Accumulator II	323,206	665,558
Principal Variable Universal Life Income	231,841	285,374
Principal Variable Universal Life Income II	125,208	70,578

SmallCap Value I Class 1 Division:
Benefit Variable Universal Life	$708,261	$669,600
Benefit Variable Universal Life II	60,208	68,770
Executive Variable Universal Life	3,459,919	3,117,491
Executive Variable Universal Life II	708,913	656,863
Flexible Variable Life	13,756	4,799
PrinFlex Life®	2,071,094	2,205,390
Survivorship Flexible Premium Variable Universal Life	160,506	52,454
Principal Variable Universal Life Accumulator	612,489	618,551
Principal Variable Universal Life Accumulator II	688,209	552,457
Principal Variable Universal Life Income	707,080	489,686
Principal Variable Universal Life Income II	157,308	105,912

T. Rowe Price Equity Income Portfolio II Division:
Benefit Variable Universal Life	$119,670	$106,432
Executive Variable Universal Life	3,640,530	3,578,066

Templeton Developing Markets VIP Class 2 Division:
Benefit Variable Universal Life	$73,115	$51,896
Benefit Variable Universal Life II	59,986	30,836
Executive Variable Universal Life	651,105	974,623
Executive Variable Universal Life II	1,117,209	855,773

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Templeton Foreign VIP Class 2 Division:
Benefit Variable Universal Life	$57,021	$37,704
Benefit Variable Universal Life II	95,099	47,686
Executive Variable Universal Life	1,632,013	1,244,487
Executive Variable Universal Life II	2,338,779	1,548,149

Templeton Global Bond VIP Class 2 Division:
Benefit Variable Universal Life	$467,155	$344,235
Benefit Variable Universal Life II	355,310	186,584
Executive Variable Universal Life	2,069,346	2,386,021
Executive Variable Universal Life II	5,309,032	2,698,676
Flexible Variable Life	8,936	4,546
PrinFlex Life®	504,256	156,715
Survivorship Flexible Premium Variable Universal Life	1,901	2,366
Principal Variable Universal Life Accumulator	27,548	28,905
Principal Variable Universal Life Accumulator II	234,851	251,401
Principal Variable Universal Life Income	204,071	105,801
Principal Variable Universal Life Income II	271,557	106,969

TOPS Managed Risk Balanced ETF Class 2 Division:
Benefit Variable Universal Life	$23,896	$271
Benefit Variable Universal Life II	3,561	260
Executive Variable Universal Life	15,499	9,017
Executive Variable Universal Life II	46,348	116,996
Flexible Variable Life	420	209
PrinFlex Life®	106,449	1,304
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	28,363	1,450
Principal Variable Universal Life Accumulator II	30,089	63
Principal Variable Universal Life Income	9	13,811
Principal Variable Universal Life Income II	105,562	7,254

TOPS Managed Risk Growth ETF Class 2 Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	87,413	64,868
Executive Variable Universal Life	104,511	8,517
Executive Variable Universal Life II	42,275	12,565
Flexible Variable Life	14	11
PrinFlex Life®	37,990	23,634
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	625	1,414
Principal Variable Universal Life Accumulator II	31,510	656
Principal Variable Universal Life Income	30,479	41,223
Principal Variable Universal Life Income II	189,355	210,814

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
TOPS Managed Risk Moderate Growth ETF Class 2 Division:
Benefit Variable Universal Life	$87,964	$1,199
Benefit Variable Universal Life II	12,243	462
Executive Variable Universal Life	58,648	1,050
Executive Variable Universal Life II	1,198,017	572,270
Flexible Variable Life	—	—
PrinFlex Life®	151,311	8,519
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	34,843	557
Principal Variable Universal Life Income	3,848	6,634
Principal Variable Universal Life Income II	223,454	95,664

Van Eck Global Hard Assets Initial Class Division:
Benefit Variable Universal Life	$463,417	$434,575
Benefit Variable Universal Life II	185,219	104,178
Executive Variable Universal Life	2,004,979	2,330,319
Executive Variable Universal Life II	2,779,173	1,522,065

Van Eck Global Hard Assets Class S Division:
Flexible Variable Life	$465	$225
PrinFlex Life®	56,795	100,742
Survivorship Flexible Premium Variable Universal Life	5,000	1,076
Principal Variable Universal Life Accumulator	27,406	44,439
Principal Variable Universal Life Accumulator II	70,905	84,008
Principal Variable Universal Life Income	73,111	49,619
Principal Variable Universal Life Income II	84,142	40,043

Vanguard VIF Balanced Division:
Benefit Variable Universal Life	$3,177,565	$3,451,890
Executive Variable Universal Life	19,033,122	14,464,225

Vanguard VIF Equity Index Division:
Benefit Variable Universal Life	$3,021,579	$2,283,296
Executive Variable Universal Life	35,261,222	29,139,614

Vanguard VIF Mid-Cap Index Division:
Benefit Variable Universal Life	$1,299,486	$1,248,848
Benefit Variable Universal Life II	594,215	214,021
Executive Variable Universal Life	13,367,905	9,712,139
Executive Variable Universal Life II	9,916,045	5,236,321

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division:	Purchases	Sales
Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
Benefit Variable Universal Life	$407	$350
Executive Variable Universal Life	128,004	75,103
Flexible Variable Life	381	473
PrinFlex Life®	112,700	89,372
Survivorship Flexible Premium Variable Universal Life	3,003	3,219
Principal Variable Universal Life Accumulator	19,327	42,968
Principal Variable Universal Life Accumulator II	39,634	79,998
Principal Variable Universal Life Income	302,411	53,267

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
Benefit Variable Universal Life	$13,441	$7,199
Executive Variable Universal Life	—	—
Flexible Variable Life	(152)	76,277
PrinFlex Life®	38,538	52,783
Survivorship Flexible Premium Variable Universal Life	52,763	12,335
Principal Variable Universal Life Accumulator	4,446	5,465
Principal Variable Universal Life Accumulator II	25,037	28,299
Principal Variable Universal Life Income	262,068	27,715

Wells Fargo Advantage VT Omega Growth Class 2 Division:
Benefit Variable Universal Life	$21,428	$14,759
Executive Variable Universal Life	5,132,827	2,483,457
Flexible Variable Life	2,156	5,010
PrinFlex Life®	249,802	300,598
Survivorship Flexible Premium Variable Universal Life	20,635	3,189
Principal Variable Universal Life Accumulator	43,649	39,275
Principal Variable Universal Life Accumulator II	127,222	148,698
Principal Variable Universal Life Income	151,650	150,451

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions

AllianceBernstein Global Thematic Growth Class A Division:
Benefit Variable Universal Life II	330	41	247	26
Executive Variable Universal Life II	31,219	13,622	12,502	9,109

AllianceBernstein International Growth Class A Division:
Benefit Variable Universal Life II	1,962	1,146	500	569
Executive Variable Universal Life II	25,253	28,449	16,926	9,177

AllianceBernstein International Value Class A Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	401	25	62	367
Executive Variable Universal Life	295	3,239	14,280	21,200
Executive Variable Universal Life II	5,157	158	1,912	1,535
Principal Variable Universal Life Income II	8,448	14,352	21,106	16,583

AllianceBernstein Small Cap Growth Class A Division:
Benefit Variable Universal Life II	1,643	3,109	4,086	1,725
Executive Variable Universal Life II	33,485	37,639	85,332	57,662
Principal Variable Universal Life Income II	3,744	2,489	9,658	9,417

AllianceBernstein Small/Mid Cap Value Class A Division:
Benefit Variable Universal Life II	6,888	1,867	6,634	6,049
Executive Variable Universal Life II	90,901	31,687	59,888	43,877
Principal Variable Universal Life Income II	8,454	3,858	7,748	5,374

American Century VP Capital Appreciation Class II Division:
Benefit Variable Universal Life	17,170	9,826	—	—
Benefit Variable Universal Life II	797	290	—	—
Executive Variable Universal Life	25,673	5,720	—	—
Executive Variable Universal Life II	3,497	2,214	—	—
Principal Variable Universal Life Income II	7,330	3,674	—	—

American Century VP Income & Growth Class I Division:
Flexible Variable Life	119	127	176	128
PrinFlex Life®	11,511	25,437	16,547	23,764
Survivorship Flexible Premium Variable Universal Life	992	395	1,019	467
Principal Variable Universal Life Accumulator	3,549	10,721	7,607	11,429

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
American Century VP Income & Growth Class II Division:
Benefit Variable Universal Life	560	313	1,688	6,181
Benefit Variable Universal Life II	1,490	2,120	1,064	118
Executive Variable Universal Life	26,725	36,432	39,890	15,438
Executive Variable Universal Life II	17,289	3,719	2,055	863
Principal Variable Universal Life Accumulator II	3,159	4,710	5,101	8,230
Principal Variable Universal Life Income	9,149	6,513	11,325	9,937
Principal Variable Universal Life Income II	8,094	4,287	6,566	1,777

American Century VP Inflation Protection Class II Division:
Flexible Variable Life	1,406	267	33	407
PrinFlex Life®	14,192	10,600	15,272	34,821
Survivorship Flexible Premium Variable Universal Life	133	8,288	133	356
Principal Variable Universal Life Accumulator	1,265	4,771	2,152	13,306
Principal Variable Universal Life Accumulator II	12,029	13,769	8,577	13,524
Principal Variable Universal Life Income	4,799	4,897	9,790	12,962
Principal Variable Universal Life Income II	9,936	4,942	17,574	20,682

American Century VP International Class II Division:
Benefit Variable Universal Life	1,410	6,215	5,421	1,824
Benefit Variable Universal Life II	5,828	18	130	8
Executive Variable Universal Life	19,969	22,433	3,467	21,971
Executive Variable Universal Life II	8,093	3,852	10,537	6,721

American Century VP Mid Cap Value Class II Division:
Benefit Variable Universal Life	8,383	7,168	10,629	6,941
Benefit Variable Universal Life II	9,846	5,459	10,685	6,358
Executive Variable Universal Life	256,704	269,192	600,964	603,756
Executive Variable Universal Life II	168,817	135,854	141,136	85,371
Flexible Variable Life	115	52	253	10
PrinFlex Life®	3,798	3,807	11,370	1,034
Survivorship Flexible Premium Variable Universal Life	3,566	3,566	—	—
Principal Variable Universal Life Accumulator	397	2,074	4,371	1,033
Principal Variable Universal Life Accumulator II	4,164	9,622	5,877	2,153
Principal Variable Universal Life Income	983	466	1,192	831
Principal Variable Universal Life Income II	7,256	4,574	6,942	3,673

American Century VP Ultra Class I Division:
Flexible Variable Life	56	969	501	133
PrinFlex Life®	9,823	7,233	8,981	13,312
Survivorship Flexible Premium Variable Universal Life	—	1,564	54	2,088
Principal Variable Universal Life Accumulator	3,534	6,786	4,255	5,997

American Century VP Ultra Class II Division:
Benefit Variable Universal Life	3,143	1,886	2,615	3,058
Executive Variable Universal Life	37,171	43,641	6,650	55,581
Principal Variable Universal Life Accumulator II	8,711	14,556	7,869	11,741
Principal Variable Universal Life Income	4,412	5,238	7,053	7,964

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
American Century VP Value Class II Division:
Benefit Variable Universal Life	11,334	5,910	18,876	29,134
Benefit Variable Universal Life II	3,340	1,724	5,783	1,639
Executive Variable Universal Life	246,891	221,930	350,309	355,178
Executive Variable Universal Life II	107,853	65,868	87,983	75,509
Flexible Variable Life	253	77	195	80
PrinFlex Life®	9,748	16,207	17,096	15,404
Survivorship Flexible Premium Variable Universal Life	13,463	8,016	11,509	10,676
Principal Variable Universal Life Accumulator	3,646	8,848	5,073	10,614
Principal Variable Universal Life Accumulator II	33,219	38,619	15,618	17,837
Principal Variable Universal Life Income	10,171	15,550	11,999	13,769
Principal Variable Universal Life Income II	12,151	10,737	13,375	5,418

American Funds Insurance Series Growth Fund Class 2 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	29	1	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	1,891	35	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	7	2	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—	—
Principal Variable Universal Life Income	420	2	—	—
Principal Variable Universal Life Income II	372	8	—	—

American Funds Insurance Series International Fund Class 2 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	1,376	48	—	—
Executive Variable Universal Life II	21,638	55	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	3,582	99	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	7	—	—	—
Principal Variable Universal Life Accumulator II	4,385	37	—	—
Principal Variable Universal Life Income	—	—	—	—
Principal Variable Universal Life Income II	14,844	75	—	—

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
American Funds Insurance Series New World Fund Class 2 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	27,748	46	—	—
Executive Variable Universal Life II	40,012	6,152	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	4,072	23	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	644	2	—	—
Principal Variable Universal Life Accumulator II	6,403	39	—	—
Principal Variable Universal Life Income	—	—	—	—
Principal Variable Universal Life Income II	1,347	17	—	—

Balanced Class 1 Division:
Flexible Variable Life	2,441	6,250	3,057	7,782
PrinFlex Life®	56,699	73,430	58,972	81,986
Survivorship Flexible Premium Variable Universal Life	3,636	3,358	15,539	15,182
Principal Variable Universal Life Accumulator	3,598	5,611	4,506	7,031
Principal Variable Universal Life Accumulator II	4,739	6,546	11,844	8,453
Principal Variable Universal Life Income	5,287	9,479	8,404	7,020

Bond & Mortgage Securities Class 1 Division:
Benefit Variable Universal Life	56,616	45,934	59,087	93,227
Benefit Variable Universal Life II	2,290	822	3,787	3,949
Executive Variable Universal Life	164,233	233,664	164,312	312,719
Executive Variable Universal Life II	64,170	71,192	51,337	37,417
Flexible Variable Life	1,822	3,619	1,818	4,221
PrinFlex Life®	92,920	113,743	114,774	136,211
Survivorship Flexible Premium Variable Universal Life	5,514	7,322	6,001	15,578
Principal Variable Universal Life Accumulator	150,406	21,930	16,338	26,031
Principal Variable Universal Life Accumulator II	40,394	38,106	49,807	56,052
Principal Variable Universal Life Income	29,941	28,043	41,232	37,234
Principal Variable Universal Life Income II	15,677	8,187	21,787	17,131

Bond Market Index Class 1 Division:
Benefit Variable Universal Life	555	1,061	8,197	526
Benefit Variable Universal Life II	1,236	712	696	23
Executive Variable Universal Life	67,623	54,062	36,203	9,839
Executive Variable Universal Life II	56,198	17,676	29,532	1,458

Calvert EAFE International Index Class F Division:
Benefit Variable Universal Life II	4,317	1,506	3,761	1,396
Executive Variable Universal Life II	153,673	71,071	54,009	20,233

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Calvert Investment Grade Bond Index Class F Division:
Benefit Variable Universal Life II	108	3	—	—
Executive Variable Universal Life II	52,294	17,570	—	—
Principal Variable Universal Life Income II	49,331	4,266	—	—

Calvert Russell 2000 Small Cap Index Class F Division:
Benefit Variable Universal Life	15,666	20,915	42,225	19,770
Benefit Variable Universal Life II	7,028	6,766	7,008	4,057
Executive Variable Universal Life	264,664	252,011	270,497	275,700
Executive Variable Universal Life II	159,974	84,556	141,534	59,336
Principal Variable Universal Life Accumulator II	6,162	10,434	3,737	953
Principal Variable Universal Life Income	14,562	7,197	6,624	5,993
Principal Variable Universal Life Income II	6,758	6,953	17,732	12,901

Calvert S&P 500 Index Class F Division:
Flexible Variable Life	505	4	—	—
PrinFlex Life®	8,140	578	—	—
Survivorship Flexible Premium Variable Universal Life	456	1	—	—
Principal Variable Universal Life Accumulator	4,105	77	—	—
Principal Variable Universal Life Accumulator II	2,473	1,851	—	—
Principal Variable Universal Life Income	16,903	1,359	—	—
Principal Variable Universal Life Income II	12,224	460	—	—

Calvert S&P MidCap 400 Index Class F Division:
Principal Variable Universal Life Accumulator II	1,286	332	1,444	2,797
Principal Variable Universal Life Income	9,516	8,768	6,452	3,525
Principal Variable Universal Life Income II	13,556	2,517	26,867	19,456

ClearBridge Small Cap Growth Series I Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	1,357	613	21	—
Executive Variable Universal Life	321,916	298,999	106,399	54,934
Executive Variable Universal Life II	179,490	78,250	17,484	2,288

Delaware High Yield Service Class Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	1,174	102	—	—
Executive Variable Universal Life	51,930	97	—	—
Executive Variable Universal Life II	47,262	327	—	—

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Delaware Small Cap Value Service Class Division:
Benefit Variable Universal Life	7,361	4,467	7,225	3,491
Benefit Variable Universal Life II	6,327	4,395	6,395	3,013
Executive Variable Universal Life	98,359	92,949	92,666	55,355
Executive Variable Universal Life II	155,350	129,611	177,155	118,101
Flexible Variable Life	34	790	1,558	394
PrinFlex Life®	8,784	6,613	12,155	4,843
Survivorship Flexible Premium Variable Universal Life	4,053	4,053	3,387	3,387
Principal Variable Universal Life Accumulator	1,660	1,987	7,079	3,659
Principal Variable Universal Life Accumulator II	3,247	2,552	2,916	2,121
Principal Variable Universal Life Income	3,454	2,442	5,849	2,447
Principal Variable Universal Life Income II	7,757	5,175	6,914	2,785

Delaware Smid Cap Growth Service Class Division:
Flexible Variable Life	5	675	499	21
PrinFlex Life®	8,477	21,674	15,605	9,858
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	456	15,056	1,960	2,290
Principal Variable Universal Life Accumulator II	9,363	6,490	9,371	16,063
Principal Variable Universal Life Income	7,536	3,106	3,493	4,014
Principal Variable Universal Life Income II	7,341	1,723	3,458	1,739

Diversified International Class 1 Division:
Benefit Variable Universal Life	80,377	87,962	58,175	65,920
Benefit Variable Universal Life II	8,621	4,947	12,162	6,481
Executive Variable Universal Life	455,204	466,407	575,534	712,268
Executive Variable Universal Life II	207,567	124,538	191,357	107,991
Flexible Variable Life	617	942	1,337	1,114
PrinFlex Life®	168,835	263,256	194,473	361,913
Survivorship Flexible Premium Variable Universal Life	16,469	21,794	27,948	52,889
Principal Variable Universal Life Accumulator	28,240	50,721	28,506	53,077
Principal Variable Universal Life Accumulator II	92,341	104,125	83,897	99,880
Principal Variable Universal Life Income	86,832	83,429	115,714	112,664
Principal Variable Universal Life Income II	27,439	22,013	26,196	11,600

Dreyfus IP Core Value Service Shares Division:
Benefit Variable Universal Life	—	—	—	495
Benefit Variable Universal Life II	1,210	84	68	1
Executive Variable Universal Life	2,917	7,816	7,276	921
Executive Variable Universal Life II	1,291	23	747	2

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redempions
Dreyfus IP MidCap Stock Service Shares Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	8,187	12	—	—
Executive Variable Universal Life II	2,658	4	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	—	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	539	—	—	—
Principal Variable Universal Life Accumulator II	3,226	8	—	—
Principal Variable Universal Life Income	—	—	—	—
Principal Variable Universal Life Income II	11	1	—	—

Dreyfus IP Technology Growth Service Shares Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	3,540	661	1,278	362
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	12,208	5,567	10,257	979

Dreyfus Socially Responsible Growth Service Shares Division:
Benefit Variable Universal Life	1,378	1,520	2,689	2,329
Benefit Variable Universal Life II	604	3	—	—
Executive Variable Universal Life	4,105	1,270	4,492	6,698
Executive Variable Universal Life II	360	129	540	273

Dreyfus VIF Appreciation Service Shares Division:
Benefit Variable Universal Life	4,193	6,922	18,289	15,713
Benefit Variable Universal Life II	3,348	1,598	2,290	713
Executive Variable Universal Life	15,890	39,695	32,210	16,856
Executive Variable Universal Life II	31,150	18,551	28,530	21,068

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
Benefit Variable Universal Life	2,967	7,653	9,545	9,143
Executive Variable Universal Life	15,725	4,390	10,953	1,836
Principal Variable Universal Life Accumulator II	13,251	25,246	22,165	27,608
Principal Variable Universal Life Income	13,139	14,787	17,697	23,235

Dreyfus VIF Quality Bond Service Shares Division:
Benefit Variable Universal Life	1,850	18,037	5,000	685
Executive Variable Universal Life	34,197	23,880	29,305	80,936

DWS Alternative Asset Allocation Class B Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	617	—	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	13,002	7,236	6,245	3,808

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
DWS Small Mid Cap Value Class B Division:
Benefit Variable Universal Life	657	887	915	11,267
Benefit Variable Universal Life II	1,701	1,212	1,644	1,083
Executive Variable Universal Life	21,515	26,066	21,099	40,230
Executive Variable Universal Life II	26,598	16,064	17,251	34,654
Flexible Variable Life	84	16	373	4
PrinFlex Life®	2,125	603	3,927	910
Survivorship Flexible Premium Variable Universal Life	—	—	1,317	—
Principal Variable Universal Life Accumulator	—	116	1,045	1,299
Principal Variable Universal Life Accumulator II	541	673	4,773	562
Principal Variable Universal Life Income	203	19	4,876	12
Principal Variable Universal Life Income II	2,180	848	5,754	4,354

Equity Income Class 1 Division:
Benefit Variable Universal Life	21,393	13,468	18,576	24,810
Benefit Variable Universal Life II	16,199	8,275	17,782	6,703
Executive Variable Universal Life	85,603	63,732	187,467	118,619
Executive Variable Universal Life II	318,786	185,559	312,267	192,989
Flexible Variable Life	1,006	389	1,289	593
PrinFlex Life®	79,502	101,381	109,916	148,847
Survivorship Flexible Premium Variable Universal Life	33,670	6,100	7,414	22,872
Principal Variable Universal Life Accumulator	9,188	27,198	22,189	29,269
Principal Variable Universal Life Accumulator II	43,654	73,235	68,864	83,725
Principal Variable Universal Life Income	55,215	70,940	74,750	80,802
Principal Variable Universal Life Income II	16,868	5,727	17,423	7,887

Fidelity VIP Asset Manager Service Class 2 Division:
Benefit Variable Universal Life	15,607	15,666	8,076	14,803
Executive Variable Universal Life	13,888	45,559	20,182	4,928

Fidelity VIP Contrafund Initial Class Division:
Flexible Variable Life	451	505	1,740	683
PrinFlex Life®	83,507	186,645	113,519	240,424
Survivorship Flexible Premium Variable Universal Life	5,505	13,258	7,818	22,326
Principal Variable Universal Life Accumulator	8,570	15,814	12,623	22,634

Fidelity VIP Contrafund Service Class 2 Division:
Benefit Variable Universal Life	60,561	69,194	78,733	94,045
Benefit Variable Universal Life II	12,111	5,944	12,696	8,451
Executive Variable Universal Life	682,276	809,521	1,350,474	1,608,205
Executive Variable Universal Life II	179,963	97,130	161,806	66,280
Principal Variable Universal Life Accumulator II	40,613	62,949	38,747	50,238
Principal Variable Universal Life Income	38,973	54,130	55,466	61,395
Principal Variable Universal Life Income II	33,276	19,656	36,462	21,397

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Fidelity VIP Equity-Income Initial Class Division:
Flexible Variable Life	99	96	143	106
PrinFlex Life®	41,695	101,469	57,101	128,442
Survivorship Flexible Premium Variable Universal Life	2,300	5,056	3,594	8,999
Principal Variable Universal Life Accumulator	5,827	12,352	10,312	20,144

Fidelity VIP Equity-Income Service Class 2 Division:
Benefit Variable Universal Life	24,323	20,384	21,231	21,416
Benefit Variable Universal Life II	2,356	1,492	2,467	1,961
Executive Variable Universal Life	88,243	80,002	66,178	184,732
Executive Variable Universal Life II	35,683	22,931	35,299	20,791
Principal Variable Universal Life Accumulator II	32,052	42,295	37,598	65,041
Principal Variable Universal Life Income	25,269	26,740	32,647	41,644
Principal Variable Universal Life Income II	14,498	6,107	16,113	5,895

Fidelity VIP Growth Service Class 2 Division:
Benefit Variable Universal Life	18,911	27,974	23,423	13,392
Executive Variable Universal Life	80,422	37,689	87,332	213,885
Flexible Variable Life	449	257	159	55
PrinFlex Life®	18,424	11,474	12,994	22,047
Survivorship Flexible Premium Variable Universal Life	1,123	4,087	845	11,793
Principal Variable Universal Life Accumulator	4,386	17,682	4,067	9,455
Principal Variable Universal Life Accumulator II	19,125	18,280	11,892	27,373
Principal Variable Universal Life Income	15,033	20,853	26,729	22,629

Fidelity VIP High Income Initial Class Division:
Flexible Variable Life	547	718	1,072	104
PrinFlex Life®	54,809	53,962	72,675	100,432
Survivorship Flexible Premium Variable Universal Life	22,876	28,353	30,710	29,492
Principal Variable Universal Life Accumulator	5,187	5,410	6,886	10,821

Fidelity VIP High Income Service Class 2 Division:
Benefit Variable Universal Life	87,823	75,295	48,574	67,129
Benefit Variable Universal Life II	2,561	1,663	20,669	19,451
Executive Variable Universal Life	240,327	223,811	337,460	361,453
Executive Variable Universal Life II	90,097	63,554	76,061	42,708
Principal Variable Universal Life Accumulator II	9,654	13,715	11,574	25,032
Principal Variable Universal Life Income	7,505	6,689	6,511	6,926
Principal Variable Universal Life Income II	15,503	9,945	76,205	66,261

Fidelity VIP Mid Cap Service Class 2 Division:
Benefit Variable Universal Life	51,544	47,224	29,777	43,309
Benefit Variable Universal Life II	12,061	14,558	16,981	14,930
Executive Variable Universal Life	208,145	234,978	482,283	576,228
Executive Variable Universal Life II	140,717	108,548	169,087	209,902
Principal Variable Universal Life Accumulator II	8,260	13,348	8,621	12,417
Principal Variable Universal Life Income	18,304	21,186	21,259	27,221
Principal Variable Universal Life Income II	11,184	14,983	11,733	8,472

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Franklin Income VIP Class 2 Division:
Benefit Variable Universal Life	15,148	21,254	22,263	29,023
Benefit Variable Universal Life II	7,083	8,596	10,588	1,951
Executive Variable Universal Life	183,702	131,500	123,007	159,580
Executive Variable Universal Life II	87,374	34,114	52,785	33,278

Franklin Mutual Global Discovery VIP Class 2 Division:
Benefit Variable Universal Life	13,944	17,259	21,901	11,745
Benefit Variable Universal Life II	5,447	3,199	7,511	2,177
Executive Variable Universal Life	113,028	129,581	267,342	248,475
Executive Variable Universal Life II	103,238	79,309	111,148	56,092
Principal Variable Universal Life Income II	12,913	8,423	10,962	6,242

Franklin Mutual Shares VIP Class 2 Division:
Benefit Variable Universal Life	11,080	15,874	25,132	31,986
Benefit Variable Universal Life II	587	2,190	1,270	181
Executive Variable Universal Life	67,577	75,346	124,981	122,755
Executive Variable Universal Life II	59,114	51,062	77,724	48,599

Franklin Rising Dividends VIP Class 2 Division:
Benefit Variable Universal Life	15,136	26,390	28,315	13,465
Benefit Variable Universal Life II	6,920	3,445	4,701	822
Executive Variable Universal Life	97,417	130,165	103,560	55,411
Executive Variable Universal Life II	182,168	138,651	143,689	65,696
Principal Variable Universal Life Income II	17,647	6,315	28,765	18,097

Franklin Small Cap Value VIP Class 2 Division:
Benefit Variable Universal Life	16,442	14,226	19,423	20,340
Benefit Variable Universal Life II	5,932	4,066	7,001	4,155
Executive Variable Universal Life	115,851	117,933	151,862	155,811
Executive Variable Universal Life II	85,861	60,427	80,676	58,308
Flexible Variable Life	—	5	5	6
PrinFlex Life®	1,677	1,191	4,891	188
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	342	57	1,667	293
Principal Variable Universal Life Accumulator II	937	61	914	91
Principal Variable Universal Life Income	160	31	348	196
Principal Variable Universal Life Income II	922	359	675	409

Franklin Strategic Income VIP Class 2 Division:
Benefit Variable Universal Life	12,480	23,239	12,362	28,870
Benefit Variable Universal Life II	8,115	2,578	12,413	11,959
Executive Variable Universal Life	101,100	106,372	216,802	170,983
Executive Variable Universal Life II	250,564	215,830	128,146	87,358

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Franklin U.S. Government Securities VIP Class 2 Division:
Benefit Variable Universal Life	7,615	6,830	1,211	1,061
Benefit Variable Universal Life II	1,415	972	10,689	10,510
Executive Variable Universal Life	2,667	177	2,755	20,245
Executive Variable Universal Life II	44,337	14,569	13,583	30,105

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
Benefit Variable Universal Life	1,870	314	4,730	3,416
Executive Variable Universal Life	16,576	12,132	48,197	5,906

Government & High Quality Bond Class 1 Division:
Benefit Variable Universal Life	55,569	42,538	55,812	114,006
Benefit Variable Universal Life II	13,773	13,277	17,661	8,839
Executive Variable Universal Life	337,318	290,896	303,425	527,681
Executive Variable Universal Life II	166,632	166,385	139,829	113,525
Flexible Variable Life	1,287	5,323	621	2,616
PrinFlex Life®	116,888	179,584	166,176	251,341
Survivorship Flexible Premium Variable Universal Life	11,346	27,041	22,729	61,070
Principal Variable Universal Life Accumulator	52,680	88,712	58,147	72,790
Principal Variable Universal Life Accumulator II	47,476	59,078	76,617	109,640
Principal Variable Universal Life Income	43,482	45,205	44,939	100,827
Principal Variable Universal Life Income II	36,001	37,313	50,463	40,093

International Emerging Markets Class 1 Division:
Benefit Variable Universal Life	6,657	8,162	14,635	15,514
Benefit Variable Universal Life II	8,217	5,284	8,730	8,507
Executive Variable Universal Life	73,432	63,974	101,230	103,058
Executive Variable Universal Life II	147,062	93,841	110,448	62,617
Flexible Variable Life	259	1,636	1,961	704
PrinFlex Life®	28,317	42,127	43,900	72,481
Survivorship Flexible Premium Variable Universal Life	2,487	3,960	3,978	7,205
Principal Variable Universal Life Accumulator	10,572	17,629	12,421	15,304
Principal Variable Universal Life Accumulator II	28,066	32,532	29,982	30,555
Principal Variable Universal Life Income	35,874	31,911	40,821	31,375
Principal Variable Universal Life Income II	25,323	19,717	31,421	21,365

Invesco American Franchise Series I Division:
Benefit Variable Universal Life	495	11,590	11,774	9,988
Executive Variable Universal Life	13,253	17,823	12,669	63,445
Flexible Variable Life	—	—	—	—
PrinFlex Life®	5,517	11,445	7,690	16,249
Survivorship Flexible Premium Variable Universal Life	277	495	296	642
Principal Variable Universal Life Accumulator	2,466	3,879	2,991	3,460

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Invesco American Franchise Series II Division:
Benefit Variable Universal Life II	4,073	407	606	153
Executive Variable Universal Life II	11,492	2,225	1,945	380
Principal Variable Universal Life Accumulator II	5,410	9,543	6,643	6,789
Principal Variable Universal Life Income	2,311	3,340	4,299	6,275
Principal Variable Universal Life Income II	1,425	1,185	3,430	1,471

Invesco Core Equity Series I Division:
Benefit Variable Universal Life	6,784	12,312	8,660	18,008
Executive Variable Universal Life	23,637	70,682	43,595	92,482
Flexible Variable Life	456	1,163	633	375
PrinFlex Life®	11,704	25,623	20,124	33,654
Survivorship Flexible Premium Variable Universal Life	13,530	1,922	1,339	3,419
Principal Variable Universal Life Accumulator	5,501	17,542	8,706	19,025

Invesco Core Equity Series II Division:
Benefit Variable Universal Life II	3,483	195	1,585	508
Executive Variable Universal Life II	15,827	31,584	40,585	40,862
Principal Variable Universal Life Accumulator II	13,587	20,980	16,503	24,201
Principal Variable Universal Life Income	24,644	19,613	23,714	31,099
Principal Variable Universal Life Income II	3,235	3,123	3,987	2,298

Invesco Global Health Care Series I Division:
Benefit Variable Universal Life	19,662	13,307	12,888	7,411
Benefit Variable Universal Life II	4,222	925	576	152
Executive Variable Universal Life	180,732	132,511	311,679	276,535
Executive Variable Universal Life II	65,867	23,501	54,830	25,065
Flexible Variable Life	1,401	397	113	37
PrinFlex Life®	27,494	37,613	35,250	42,718
Survivorship Flexible Premium Variable Universal Life	2,171	292	915	309
Principal Variable Universal Life Accumulator	5,298	11,767	6,922	11,462
Principal Variable Universal Life Accumulator II	24,915	20,632	19,323	19,015
Principal Variable Universal Life Income	18,493	11,634	18,668	13,453
Principal Variable Universal Life Income II	7,992	4,033	15,976	14,743

Invesco Global Real Estate Series I Division:
Benefit Variable Universal Life	460	265	2,998	20
Benefit Variable Universal Life II	1,321	121	124	1
Executive Variable Universal Life	2,210	49	—	—
Executive Variable Universal Life II	25,734	4,056	—	—

Invesco International Growth Series I Division:
Benefit Variable Universal Life	9,360	10,862	9,433	13,309
Benefit Variable Universal Life II	4,789	4,349	4,610	1,527
Executive Variable Universal Life	178,259	160,490	477,320	458,297
Executive Variable Universal Life II	94,834	67,694	95,775	57,807

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Invesco Mid Cap Core Equity Series II Division:
Benefit Variable Universal Life	792	760	1,094	559
Benefit Variable Universal Life II	564	39	189	21
Executive Variable Universal Life	3,932	5,763	4,264	49,659
Executive Variable Universal Life II	4,643	4,281	5,449	3,857
Flexible Variable Life	336	220	94	—
PrinFlex Life®	1,496	367	926	126
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	286	5	29	287
Principal Variable Universal Life Income	505	52	604	380
Principal Variable Universal Life Income II	855	260	760	138

Invesco Mid Cap Growth Series I Division:
Benefit Variable Universal Life	2,916	812	2,751	2,675
Benefit Variable Universal Life II	993	174	20,190	19,821
Executive Variable Universal Life	19,301	29,878	53,751	135,395
Executive Variable Universal Life II	2,638	2,839	2,654	1,512
Flexible Variable Life	559	341	609	47
PrinFlex Life®	10,615	9,664	14,198	24,243
Survivorship Flexible Premium Variable Universal Life	1,174	263	—	360
Principal Variable Universal Life Accumulator	2,840	1,161	2,258	2,597

Invesco Small Cap Equity Series I Division:
Benefit Variable Universal Life	17,683	35,051	19,174	35,342
Benefit Variable Universal Life II	2,997	6,714	13,929	12,645
Executive Variable Universal Life	196,732	277,814	426,759	518,379
Executive Variable Universal Life II	88,518	70,869	98,227	69,953
Flexible Variable Life	117	29	38	381
PrinFlex Life®	8,737	20,439	19,765	22,926
Survivorship Flexible Premium Variable Universal Life	101	112	279	873
Principal Variable Universal Life Accumulator	2,256	3,283	4,723	4,617

Invesco Technology Series I Division:
Benefit Variable Universal Life	13,637	13,147	11,404	8,257
Executive Variable Universal Life	95,616	65,074	57,494	68,407
Flexible Variable Life	1,123	1,280	806	661
PrinFlex Life®	19,038	19,624	29,009	29,073
Survivorship Flexible Premium Variable Universal Life	553	601	1,063	500
Principal Variable Universal Life Accumulator	4,393	8,259	5,561	9,806

Janus Aspen Balanced Service Shares Division:
Benefit Variable Universal Life	5,966	690	1,841	4,685
Benefit Variable Universal Life II	7,627	4,922	9,284	2,130
Executive Variable Universal Life	156,460	112,206	100,717	96,725
Executive Variable Universal Life II	137,297	109,904	118,934	94,275

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Janus Aspen Enterprise Service Shares Division:
Benefit Variable Universal Life	9,477	15,080	15,046	8,387
Benefit Variable Universal Life II	8,462	5,329	5,350	2,476
Executive Variable Universal Life	187,128	196,603	127,537	104,953
Executive Variable Universal Life II	340,009	129,105	103,771	75,971
Flexible Variable Life	571	231	280	195
PrinFlex Life®	14,507	31,065	18,268	24,039
Survivorship Flexible Premium Variable Universal Life	753	283	189	910
Principal Variable Universal Life Accumulator	4,289	7,033	6,166	12,254

Janus Aspen Flexible Bond Service Shares Division:
Benefit Variable Universal Life	30,156	32,005	46,444	74,664
Benefit Variable Universal Life II	10,235	9,281	8,071	9,543
Executive Variable Universal Life	853,820	776,059	474,044	910,846
Executive Variable Universal Life II	288,601	330,397	210,326	310,904

Janus Aspen Forty Service Shares Division:
Benefit Variable Universal Life II	7,025	6,649	10,709	5,449
Executive Variable Universal Life II	88,891	130,558	85,431	117,021
Principal Variable Universal Life Income II	13,617	12,705	16,019	9,807

Janus Aspen Global Research Service Shares Division:
Benefit Variable Universal Life	7,926	11,194	6,440	9,604
Benefit Variable Universal Life II	3,282	668	167	28
Executive Variable Universal Life	15,141	9,588	8,398	13,377
Executive Variable Universal Life II	13,741	2,057	2,415	71

Janus Aspen Overseas Service Shares Division:
Benefit Variable Universal Life	2,296	13,815	4,963	16,503
Executive Variable Universal Life	41,873	70,050	44,814	92,539

JP Morgan Core Bond Class I Division:
Benefit Variable Universal Life	4,542	7,148	8,235	14,930
Executive Variable Universal Life	62,145	23,226	46,629	111,613

JP Morgan Small Cap Core Class I Division:
Benefit Variable Universal Life	10,770	17,247	29,164	26,200
Executive Variable Universal Life	78,804	58,423	198,759	208,634

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
LargeCap Blend II Class 1 Division:
Benefit Variable Universal Life	8,046	9,686	11,397	7,542
Benefit Variable Universal Life II	3,467	3,020	5,092	1,171
Executive Variable Universal Life	34,984	59,457	46,194	44,409
Executive Variable Universal Life II	28,884	29,408	41,125	9,921
Flexible Variable Life	182	611	188	189
PrinFlex Life®	8,680	23,139	16,118	19,196
Survivorship Flexible Premium Variable Universal Life	288	995	448	3,241
Principal Variable Universal Life Accumulator	15,892	23,583	17,623	22,551
Principal Variable Universal Life Accumulator II	24,564	36,716	25,145	43,452
Principal Variable Universal Life Income	19,177	24,823	25,242	29,643
Principal Variable Universal Life Income II	6,110	4,622	8,755	3,090

LargeCap Growth Class 1 Division:
Benefit Variable Universal Life	8,033	9,009	9,479	7,378
Benefit Variable Universal Life II	8,931	1,065	29,670	16,380
Executive Variable Universal Life	28,237	53,263	63,843	61,023
Executive Variable Universal Life II	38,108	46,360	35,431	19,798
Flexible Variable Life	243	125	273	145
PrinFlex Life®	64,645	120,060	84,057	142,438
Survivorship Flexible Premium Variable Universal Life	6,300	4,303	8,510	5,713
Principal Variable Universal Life Accumulator	985,537	9,456	3,502	6,248
Principal Variable Universal Life Accumulator II	3,315	7,894	11,184	5,199
Principal Variable Universal Life Income	8,331	8,764	19,348	18,424
Principal Variable Universal Life Income II	2,369	742	1,463	368

LargeCap Growth I Class 1 Division:
Benefit Variable Universal Life	10,685	15,847	14,510	13,559
Benefit Variable Universal Life II	17,157	9,026	15,799	7,575
Executive Variable Universal Life	149,164	126,430	207,316	131,211
Executive Variable Universal Life II	386,188	228,902	329,267	216,959
Flexible Variable Life	268	279	398	1,931
PrinFlex Life®	130,275	281,258	171,511	334,602
Survivorship Flexible Premium Variable Universal Life	10,417	36,381	9,893	17,255
Principal Variable Universal Life Accumulator	8,777	789,727	8,574	35,373
Principal Variable Universal Life Accumulator II	23,637	37,082	21,881	28,519
Principal Variable Universal Life Income	12,905	17,442	15,602	28,369
Principal Variable Universal Life Income II	11,317	12,077	15,833	11,813

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
LargeCap S&P 500 Index Class 1 Division:
Benefit Variable Universal Life II	46,578	16,402	38,864	25,667
Executive Variable Universal Life II	1,178,815	775,314	845,245	541,020
Flexible Variable Life	481	1,749	2,241	252
PrinFlex Life®	107,322	174,385	144,979	170,173
Survivorship Flexible Premium Variable Universal Life	9,919	9,278	4,490	11,728
Principal Variable Universal Life Accumulator	8,280	20,690	29,664	26,680
Principal Variable Universal Life Accumulator II	48,157	35,331	41,000	43,042
Principal Variable Universal Life Income	41,031	36,993	28,975	22,009
Principal Variable Universal Life Income II	32,345	24,312	45,739	24,840

LargeCap Value Class 1 Division:
Benefit Variable Universal Life	4,158	3,587	5,834	4,150
Benefit Variable Universal Life II	3,046	796	932	79
Executive Variable Universal Life	81,982	67,788	83,130	57,717
Executive Variable Universal Life II	39,370	8,691	35,173	7,739
Flexible Variable Life	3,721	7,670	4,383	9,107
PrinFlex Life®	72,451	145,479	95,880	154,664
Survivorship Flexible Premium Variable Universal Life	22,626	7,907	9,616	10,901
Principal Variable Universal Life Accumulator	7,376	27,827	8,517	31,125
Principal Variable Universal Life Accumulator II	17,580	14,846	21,307	17,762
Principal Variable Universal Life Income	16,252	14,489	33,173	31,986
Principal Variable Universal Life Income II	10,987	7,530	17,532	9,393

MFS VIT Global Equity Service Class Division:
Benefit Variable Universal Life	2,324	1,020	2,225	3,949
Benefit Variable Universal Life II	5,163	2,679	4,153	1,768
Executive Variable Universal Life	26,527	23,300	12,847	16,235
Executive Variable Universal Life II	108,431	65,088	82,340	54,790

MFS VIT Growth Service Class Division:
Benefit Variable Universal Life	33,912	39,597	18,164	11,505
Benefit Variable Universal Life II	7,304	1,781	4,227	1,378
Executive Variable Universal Life	61,917	60,885	82,867	68,586
Executive Variable Universal Life II	123,603	76,859	99,948	62,600

MFS VIT International Value Service Class Division:
Benefit Variable Universal Life	1,001	587	8,408	39
Benefit Variable Universal Life II	1,445	295	24	—
Executive Variable Universal Life	112,390	29,760	77,524	569
Executive Variable Universal Life II	111,326	45,634	47,384	7,817

MFS VIT MidCap Growth Service Class Division:
Benefit Variable Universal Life	3,443	5,015	5,601	3,587
Executive Variable Universal Life	966	2,108	9,629	13,228

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
MFS VIT New Discovery Service Class Division:
Benefit Variable Universal Life	17,084	18,969	27,481	20,006
Benefit Variable Universal Life II	7,524	8,197	7,559	5,036
Executive Variable Universal Life	102,193	194,681	229,424	183,200
Executive Variable Universal Life II	133,911	124,753	173,580	98,360
Flexible Variable Life	968	7	63	—
PrinFlex Life®	3,678	8,911	4,871	2,592
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	1,090	121	2,465	1,628
Principal Variable Universal Life Accumulator II	2,339	8,910	8,346	12,822
Principal Variable Universal Life Income	2,970	6,054	4,970	10,077
Principal Variable Universal Life Income II	8,790	5,412	7,577	3,108

MFS VIT Research International Service Class Division:
Benefit Variable Universal Life	11,954	12,960	12,107	14,564
Benefit Variable Universal Life II	8,473	6,260	10,056	7,526
Executive Variable Universal Life	27,490	38,997	58,000	29,675
Executive Variable Universal Life II	103,333	111,959	257,192	230,345

MFS VIT Total Return Service Class Division:
Benefit Variable Universal Life II	367	109	92	9
Executive Variable Universal Life II	46,901	34,498	10,077	11,466

MFS VIT Utilities Service Class Division:
Benefit Variable Universal Life II	23,293	3,427	5,433	6,710
Executive Variable Universal Life II	57,126	36,879	59,460	38,446
Principal Variable Universal Life Income II	12,495	115,997	135,659	26,126

MFS VIT Value Service Class Division:
Benefit Variable Universal Life	20,552	33,772	37,243	45,184
Benefit Variable Universal Life II	8,512	4,945	12,611	9,071
Executive Variable Universal Life	167,890	237,287	261,310	244,035
Executive Variable Universal Life II	206,123	142,593	107,785	45,066

MidCap Class 1 Division:
Benefit Variable Universal Life	23,282	23,474	32,808	18,107
Benefit Variable Universal Life II	5,351	4,776	8,810	2,846
Executive Variable Universal Life	157,961	223,840	300,864	332,216
Executive Variable Universal Life II	72,975	87,111	119,701	44,442
Flexible Variable Life	3,161	10,715	3,838	9,938
PrinFlex Life®	69,204	173,366	102,026	189,421
Survivorship Flexible Premium Variable Universal Life	4,398	11,241	6,361	14,642
Principal Variable Universal Life Accumulator	14,505	28,050	23,771	32,765
Principal Variable Universal Life Accumulator II	35,897	48,484	38,003	55,906
Principal Variable Universal Life Income	34,659	37,028	49,331	58,385
Principal Variable Universal Life Income II	17,712	11,199	24,681	10,437

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Money Market Class 1 Division:
Benefit Variable Universal Life	345,506	382,241	340,284	291,317
Benefit Variable Universal Life II	131,040	133,322	219,581	209,055
Executive Variable Universal Life	2,590,117	2,929,887	3,305,651	3,099,498
Executive Variable Universal Life II	5,353,677	4,387,771	4,161,361	4,679,580
Flexible Variable Life	26,335	28,806	2,798	10,960
PrinFlex Life®	508,215	591,467	611,978	723,193
Survivorship Flexible Premium Variable Universal Life	68,453	89,660	56,188	60,964
Principal Variable Universal Life Accumulator	36,107	47,031	53,517	72,661
Principal Variable Universal Life Accumulator II	87,688	144,089	151,791	185,512
Principal Variable Universal Life Income	120,119	266,610	285,893	183,981
Principal Variable Universal Life Income II	300,329	284,802	407,102	471,767

Neuberger Berman AMT Guardian I Class Division:
Benefit Variable Universal Life	37	164	121	1,950
Benefit Variable Universal Life II	292	195	307	498
Executive Variable Universal Life	25,512	9,320	41,238	64,843
Executive Variable Universal Life II	21,088	16,830	16,024	16,073

Neuberger Berman AMT Large Cap Value I Class Division:
Benefit Variable Universal Life	6,638	2,965	9,737	9,402
Benefit Variable Universal Life II	115	98	39	122
Executive Variable Universal Life	66,072	114,085	91,025	97,565
Executive Variable Universal Life II	5,716	1,807	8,158	5,950
Principal Variable Universal Life Income II	1,636	1,098	2,319	1,717

Neuberger Berman AMT Small-Cap Growth S Class Division:
Benefit Variable Universal Life	2,392	2,592	3,198	3,713
Benefit Variable Universal Life II	867	151	391	90
Executive Variable Universal Life	5,193	1,073	14,331	23,760
Executive Variable Universal Life II	1,183	1,156	—	—

Oppenheimer Main Street Small Cap Service Shares Division:
Benefit Variable Universal Life	509	195	558	2,373
Benefit Variable Universal Life II	4,634	981	2,465	676
Executive Variable Universal Life	24,036	6,874	3,177	1,617
Executive Variable Universal Life II	74,979	38,061	29,837	14,519
Principal Variable Universal Life Income II	3,383	9,963	2,334	1,633

PIMCO All Asset Administrative Class Division:
Benefit Variable Universal Life	443	815	25,662	247
Benefit Variable Universal Life II	2,378	161	1,526	62
Executive Variable Universal Life	132	396	29,701	264
Executive Variable Universal Life II	31,138	11,524	82,946	1,984

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
PIMCO Commodity Real Strategy Administrative Class Division:
Benefit Variable Universal Life	48	17	—	—
Benefit Variable Universal Life II	1,609	945	617	74
Executive Variable Universal Life	9,475	240	—	—
Executive Variable Universal Life II	19,289	12,918	8,961	4,937

PIMCO Emerging Market Bond Administrative Class Division:
Benefit Variable Universal Life	48	18	27	17
Benefit Variable Universal Life II	2,660	860	894	124
Executive Variable Universal Life	9,226	11,624	47,209	36,651
Executive Variable Universal Life II	11,642	4,286	2,557	125

PIMCO High Yield Administrative Class Division:
Benefit Variable Universal Life	33	115	21	116
Benefit Variable Universal Life II	13,819	4,249	6,428	5,379
Executive Variable Universal Life	52,892	39,933	29,476	36,217
Executive Variable Universal Life II	277,944	216,689	216,661	185,045

PIMCO Long Term U.S. Government Administrative Class Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	1,620	10	—	—

PIMCO Real Return Administrative Class Division:
Benefit Variable Universal Life	53,298	69,257	24,169	41,132
Benefit Variable Universal Life II	10,954	7,215	12,270	8,881
Executive Variable Universal Life	225,925	243,599	126,741	169,593
Executive Variable Universal Life II	237,150	179,268	366,142	317,731

PIMCO Short-Term Administrative Class Division:
Benefit Variable Universal Life	13,163	13,355	17,597	9,704
Benefit Variable Universal Life II	13,683	8,574	16,113	9,628
Executive Variable Universal Life	636,947	181,854	737,842	459,621
Executive Variable Universal Life II	394,467	414,180	506,912	330,179

PIMCO Total Return Administrative Class Division:
Benefit Variable Universal Life	28,312	25,357	39,204	27,259
Benefit Variable Universal Life II	11,221	10,073	22,089	15,423
Executive Variable Universal Life	276,888	411,723	231,747	315,040
Executive Variable Universal Life II	654,465	571,887	770,733	689,526

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Principal LifeTime Strategic Income Class 1 Division:
Benefit Variable Universal Life	12,869	8,206	7,253	2,995
Benefit Variable Universal Life II	5,679	3,627	9,443	11,228
Executive Variable Universal Life	84,162	39,746	164,162	211,112
Executive Variable Universal Life II	93,296	77,843	78,622	107,538
Flexible Variable Life	—	—	—	—
PrinFlex Life®	14,609	6,182	1,566	1,284
Survivorship Flexible Premium Variable Universal Life	19,144	28,035	45,741	18,286
Principal Variable Universal Life Accumulator	1,016	314	1,821	1,369
Principal Variable Universal Life Accumulator II	2,759	4,244	1,934	2,470
Principal Variable Universal Life Income	8,106	3,039	2,939	5,465
Principal Variable Universal Life Income II	2,411	526	1,090	360

Principal LifeTime 2010 Class 1 Division:
Benefit Variable Universal Life	30,120	32,702	46,092	12,524
Benefit Variable Universal Life II	9,179	9,755	6,885	7,703
Executive Variable Universal Life	173,163	116,514	136,583	145,996
Executive Variable Universal Life II	195,094	166,120	140,782	74,519
Flexible Variable Life	—	—	—	—
PrinFlex Life®	2,949	2,302	768	1,097
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	290	364	1,263	377
Principal Variable Universal Life Accumulator II	1,117	3,340	1,245	3,096
Principal Variable Universal Life Income	1,272	13,537	2,548	4,656
Principal Variable Universal Life Income II	2,051	2,098	3,347	1,854

Principal LifeTime 2020 Class 1 Division:
Benefit Variable Universal Life	54,049	52,080	58,081	45,144
Benefit Variable Universal Life II	41,192	13,646	32,655	16,847
Executive Variable Universal Life	559,108	254,328	414,318	286,328
Executive Variable Universal Life II	823,035	492,265	615,733	281,375
Flexible Variable Life	912	20	463	10
PrinFlex Life®	14,899	6,370	11,161	9,964
Survivorship Flexible Premium Variable Universal Life	—	—	885	—
Principal Variable Universal Life Accumulator	9,117	999	4,675	39
Principal Variable Universal Life Accumulator II	7,070	7,092	7,176	13,447
Principal Variable Universal Life Income	17,499	40,745	28,086	22,885
Principal Variable Universal Life Income II	8,803	3,702	8,479	3,843

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Principal LifeTime 2030 Class 1 Division:
Benefit Variable Universal Life	45,732	55,173	32,907	26,781
Benefit Variable Universal Life II	24,768	14,345	21,946	14,278
Executive Variable Universal Life	286,209	182,285	244,287	257,230
Executive Variable Universal Life II	508,930	314,128	297,732	185,861
Flexible Variable Life	1,271	40	435	176
PrinFlex Life®	29,689	29,733	11,065	1,417
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	2,822	147	5,969	35
Principal Variable Universal Life Accumulator II	9,105	9,779	10,912	20,782
Principal Variable Universal Life Income	39,804	97,092	47,077	61,161
Principal Variable Universal Life Income II	24,851	31,363	26,503	16,981

Principal LifeTime 2040 Class 1 Division:
Benefit Variable Universal Life	18,770	19,236	27,171	14,122
Benefit Variable Universal Life II	17,195	5,263	14,967	11,236
Executive Variable Universal Life	119,272	80,132	164,726	54,583
Executive Variable Universal Life II	173,229	130,529	287,339	72,471
Flexible Variable Life	—	—	—	—
PrinFlex Life®	371	224	2,372	1,779
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	50	16	54	371
Principal Variable Universal Life Accumulator II	10,692	8,782	11,235	17,337
Principal Variable Universal Life Income	56,425	72,970	53,943	63,328
Principal Variable Universal Life Income II	26,432	17,078	28,008	10,557

Principal LifeTime 2050 Class 1 Division:
Benefit Variable Universal Life	45,128	133,759	20,708	14,276
Benefit Variable Universal Life II	9,985	5,338	13,118	12,054
Executive Variable Universal Life	73,359	70,069	49,664	45,602
Executive Variable Universal Life II	59,407	43,291	76,773	27,430
Flexible Variable Life	8	4	68	—
PrinFlex Life®	5,192	5,437	2,703	1,313
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	49	16	54	373
Principal Variable Universal Life Accumulator II	9,366	12,274	10,266	11,803
Principal Variable Universal Life Income	24,933	40,829	36,290	31,249
Principal Variable Universal Life Income II	16,642	9,047	20,947	13,093

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Principal LifeTime 2060 Class 1 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	3,554	577	—	—
Executive Variable Universal Life	68,155	20,147	—	—
Executive Variable Universal Life II	4,311	1,510	23	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	888	888	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—	—
Principal Variable Universal Life Income	716	716	—	—
Principal Variable Universal Life Income II	852	265	115	25

Putnam VT Growth & Income Class IB Division:
Benefit Variable Universal Life	3,226	6,324	6,238	12,068
Executive Variable Universal Life	1,865	1,093	1,742	37

Putnam VT International Equity Class IB Division:
Benefit Variable Universal Life	5,317	12,912	13,638	9,251
Executive Variable Universal Life	15,982	10,590	14,229	9,689

Putnam VT Voyager Class IB Division:
Benefit Variable Universal Life	1,350	2,463	10,964	13,034
Benefit Variable Universal Life II	1,909	819	588	37
Executive Variable Universal Life	54,641	21,592	41,692	54,374
Executive Variable Universal Life II	5,811	3,313	5,088	94
Flexible Variable Life	392	310	112	60
PrinFlex Life®	88,801	184,206	114,182	198,592
Survivorship Flexible Premium Variable Universal Life	3,171	6,298	4,348	9,290
Principal Variable Universal Life Accumulator	4,747	9,571	7,599	17,122
Principal Variable Universal Life Accumulator II	1,327	202	42	225
Principal Variable Universal Life Income	926	323	2,072	164
Principal Variable Universal Life Income II	1,729	857	9,945	9,067

Real Estate Securities Class 1 Division:
Benefit Variable Universal Life	34,964	34,185	39,484	49,796
Benefit Variable Universal Life II	10,541	3,754	7,864	3,070
Executive Variable Universal Life	189,797	181,822	286,640	320,227
Executive Variable Universal Life II	145,603	94,481	114,228	81,066
Flexible Variable Life	183	175	363	3,611
PrinFlex Life®	25,070	39,559	31,702	57,704
Survivorship Flexible Premium Variable Universal Life	6,612	5,251	5,196	5,026
Principal Variable Universal Life Accumulator	5,103	7,931	11,754	15,329
Principal Variable Universal Life Accumulator II	21,252	22,268	17,136	28,189
Principal Variable Universal Life Income	18,694	15,959	16,548	15,978
Principal Variable Universal Life Income II	13,213	6,183	11,863	5,770

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
SAM Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	13,144	7,053	17,571	5,429
Benefit Variable Universal Life II	9,267	6,128	11,549	3,367
Executive Variable Universal Life	145,044	100,521	155,935	49,363
Executive Variable Universal Life II	308,591	265,991	239,882	111,147
Flexible Variable Life	217	293	8,722	164
PrinFlex Life®	219,754	162,580	941,317	179,355
Survivorship Flexible Premium Variable Universal Life	5,502	4,645	76,130	7,103
Principal Variable Universal Life Accumulator	26,314	38,541	149,007	18,205
Principal Variable Universal Life Accumulator II	58,490	42,477	137,233	164,645
Principal Variable Universal Life Income	71,872	77,106	280,741	189,862
Principal Variable Universal Life Income II	206,863	143,487	238,557	146,923

SAM Conservative Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	12,819	13,512	13,253	3,174
Benefit Variable Universal Life II	2,784	2,251	5,748	3,523
Executive Variable Universal Life	44,501	43,852	50,548	74,057
Executive Variable Universal Life II	381,931	215,977	502,608	109,826
Flexible Variable Life	—	87	—	90
PrinFlex Life®	21,947	18,887	25,597	24,883
Survivorship Flexible Premium Variable Universal Life	426	1,135	6,478	5,296
Principal Variable Universal Life Accumulator	3,641	15,727	7,744	41,957
Principal Variable Universal Life Accumulator II	28,298	39,857	17,492	13,383
Principal Variable Universal Life Income	13,222	22,214	47,543	43,967
Principal Variable Universal Life Income II	64,888	41,629	81,378	36,065

SAM Conservative Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	4,341	2,951	16,170	10,746
Benefit Variable Universal Life II	12,955	6,251	33,033	4,014
Executive Variable Universal Life	37,603	61,485	75,284	54,630
Executive Variable Universal Life II	289,327	157,579	153,209	69,773
Flexible Variable Life	33	135	117	148
PrinFlex Life®	38,363	56,641	63,760	29,497
Survivorship Flexible Premium Variable Universal Life	2,217	47,656	53,788	37,217
Principal Variable Universal Life Accumulator	6,292	7,728	17,363	1,951
Principal Variable Universal Life Accumulator II	16,672	22,441	47,424	31,361
Principal Variable Universal Life Income	186,477	64,954	172,567	135,184
Principal Variable Universal Life Income II	186,630	103,943	213,848	120,866

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
SAM Flexible Income Portfolio Class 1 Division:
Benefit Variable Universal Life	1,703	3,456	5,115	4,470
Benefit Variable Universal Life II	11,357	3,822	4,523	2,410
Executive Variable Universal Life	33,748	32,156	41,281	42,917
Executive Variable Universal Life II	85,435	47,573	105,379	95,914
Flexible Variable Life	245	129	202	129
PrinFlex Life®	93,828	76,050	74,138	35,621
Survivorship Flexible Premium Variable Universal Life	7,080	4,114	17,713	6,114
Principal Variable Universal Life Accumulator	8,068	3,361	50,510	52,106
Principal Variable Universal Life Accumulator II	25,660	33,354	31,545	24,956
Principal Variable Universal Life Income	24,374	19,201	77,375	251,554
Principal Variable Universal Life Income II	22,852	19,376	26,073	29,205

SAM Strategic Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	13,671	6,132	13,027	5,273
Benefit Variable Universal Life II	18,284	7,074	15,370	6,393
Executive Variable Universal Life	92,006	97,645	137,498	131,992
Executive Variable Universal Life II	186,039	187,360	184,164	101,360
Flexible Variable Life	640	309	770	109
PrinFlex Life®	31,306	43,948	52,630	53,467
Survivorship Flexible Premium Variable Universal Life	108	310	3,064	844
Principal Variable Universal Life Accumulator	1,960	4,516	2,067	4,946
Principal Variable Universal Life Accumulator II	30,548	31,985	44,761	44,876
Principal Variable Universal Life Income	81,222	70,424	131,428	82,796
Principal Variable Universal Life Income II	219,207	125,419	222,841	136,718

Short-Term Income Class 1 Division:
Benefit Variable Universal Life	30,438	24,646	26,038	39,135
Benefit Variable Universal Life II	19,175	22,683	16,020	11,407
Executive Variable Universal Life	288,644	279,475	482,539	410,027
Executive Variable Universal Life II	597,640	197,764	300,511	195,137
Flexible Variable Life	193	281	196	226
PrinFlex Life®	103,507	78,204	116,647	127,943
Survivorship Flexible Premium Variable Universal Life	8,093	942	14,471	29,056
Principal Variable Universal Life Accumulator	15,121	15,751	20,679	30,748
Principal Variable Universal Life Accumulator II	15,492	32,955	25,244	41,216
Principal Variable Universal Life Income	37,353	31,965	106,372	58,507
Principal Variable Universal Life Income II	143,253	13,170	25,514	13,577

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
SmallCap Blend Class 1 Division:
Benefit Variable Universal Life	6,544	8,250	8,101	4,810
Benefit Variable Universal Life II	1,658	6,927	7,633	304
Executive Variable Universal Life	30,953	7,462	16,188	17,105
Executive Variable Universal Life II	21,814	5,265	9,721	6,226
Flexible Variable Life	538	400	445	397
PrinFlex Life®	26,542	57,251	36,753	60,419
Survivorship Flexible Premium Variable Universal Life	925	3,923	3,461	3,448
Principal Variable Universal Life Accumulator	5,353	23,881	6,327	25,590
Principal Variable Universal Life Accumulator II	8,639	13,324	14,145	15,677
Principal Variable Universal Life Income	9,203	9,385	25,408	28,187
Principal Variable Universal Life Income II	5,972	2,519	3,608	2,906

SmallCap Growth II Class 1 Division:
Benefit Variable Universal Life	11,335	25,691	16,419	24,176
Benefit Variable Universal Life II	1,661	560	752	504
Executive Variable Universal Life	51,224	62,119	71,975	83,317
Executive Variable Universal Life II	50,949	38,677	46,862	55,730
Flexible Variable Life	538	441	311	177
PrinFlex Life®	59,721	141,696	78,016	144,126
Survivorship Flexible Premium Variable Universal Life	4,316	9,542	3,019	12,252
Principal Variable Universal Life Accumulator	5,300	7,976	6,059	13,314
Principal Variable Universal Life Accumulator II	15,867	33,469	24,941	22,930
Principal Variable Universal Life Income	11,607	14,229	15,961	23,280
Principal Variable Universal Life Income II	6,198	3,553	6,561	3,707

SmallCap Value I Class 1 Division:
Benefit Variable Universal Life	10,875	15,465	15,208	14,702
Benefit Variable Universal Life II	1,093	1,603	1,756	1,350
Executive Variable Universal Life	56,501	72,264	52,053	66,373
Executive Variable Universal Life II	15,101	15,095	9,352	2,353
Flexible Variable Life	199	150	203	316
PrinFlex Life®	19,945	51,409	29,446	58,772
Survivorship Flexible Premium Variable Universal Life	860	1,159	1,030	5,010
Principal Variable Universal Life Accumulator	7,811	14,259	9,142	15,202
Principal Variable Universal Life Accumulator II	8,505	12,856	10,198	17,169
Principal Variable Universal Life Income	7,925	11,352	11,440	15,822
Principal Variable Universal Life Income II	2,060	2,456	3,421	2,038

T. Rowe Price Equity Income Portfolio II Division:
Benefit Variable Universal Life	6,951	6,345	6,706	9,809
Executive Variable Universal Life	209,922	209,070	148,153	83,852

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Templeton Developing Markets VIP Class 2 Division:
Benefit Variable Universal Life	4,435	3,451	2,488	6,016
Benefit Variable Universal Life II	3,663	2,051	6,612	577
Executive Variable Universal Life	38,093	63,578	82,223	73,930
Executive Variable Universal Life II	69,707	54,456	65,645	38,968

Templeton Foreign VIP Class 2 Division:
Benefit Variable Universal Life	4,448	3,115	4,567	3,347
Benefit Variable Universal Life II	7,712	3,984	8,264	3,648
Executive Variable Universal Life	127,256	101,013	161,410	218,517
Executive Variable Universal Life II	176,840	126,733	193,625	192,999

Templeton Global Bond VIP Class 2 Division:
Benefit Variable Universal Life	27,751	21,674	20,622	19,858
Benefit Variable Universal Life II	19,951	11,838	17,655	12,383
Executive Variable Universal Life	111,510	149,661	133,307	122,210
Executive Variable Universal Life II	308,352	169,854	228,253	146,265
Flexible Variable Life	507	282	2,048	865
PrinFlex Life®	28,990	9,807	30,289	21,906
Survivorship Flexible Premium Variable Universal Life	73	148	246	2,053
Principal Variable Universal Life Accumulator	1,415	1,791	4,577	5,095
Principal Variable Universal Life Accumulator II	13,057	15,478	9,800	22,479
Principal Variable Universal Life Income	10,991	6,567	43,297	38,923
Principal Variable Universal Life Income II	15,239	6,684	19,601	5,007

TOPS Managed Risk Balanced ETF Class 2 Division:
Benefit Variable Universal Life	1,982	23	—	—
Benefit Variable Universal Life II	291	22	391	23
Executive Variable Universal Life	1,274	796	1,584	16
Executive Variable Universal Life II	3,791	9,904	5,350	4,207
Flexible Variable Life	35	18	—	—
PrinFlex Life®	9,010	110	527	782
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	2,352	125	782	—
Principal Variable Universal Life Accumulator II	2,485	5	—	—
Principal Variable Universal Life Income	—	1,192	1,191	77
Principal Variable Universal Life Income II	8,793	606	533	153

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
TOPS Managed Risk Growth ETF Class 2 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	6,792	5,192	8,603	112
Executive Variable Universal Life	7,994	699	3,637	2,870
Executive Variable Universal Life II	3,309	1,002	1,621	77
Flexible Variable Life	—	—	127	—
PrinFlex Life®	2,894	1,850	11,532	3,762
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	43	114	747	—
Principal Variable Universal Life Accumulator II	2,408	51	201	1,295
Principal Variable Universal Life Income	2,395	3,274	2,550	88
Principal Variable Universal Life Income II	13,126	16,840	7,185	11,882

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
Benefit Variable Universal Life	6,942	95	—	—
Benefit Variable Universal Life II	965	37	825	464
Executive Variable Universal Life	4,641	85	2,283	24
Executive Variable Universal Life II	95,777	45,479	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	12,142	679	577	77
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	2,701	45	1,878	32
Principal Variable Universal Life Income	189	531	—	150
Principal Variable Universal Life Income II	17,909	7,973	3,116	936

Van Eck Global Hard Assets Initial Class Division:
Benefit Variable Universal Life	40,711	38,794	18,368	22,670
Benefit Variable Universal Life II	17,116	10,233	8,690	3,771
Executive Variable Universal Life	177,513	216,456	121,591	134,119
Executive Variable Universal Life II	253,388	144,007	180,502	156,370

Van Eck Global Hard Assets Class S Division:
Flexible Variable Life	47	24	28	28
PrinFlex Life®	6,269	11,290	13,893	12,712
Survivorship Flexible Premium Variable Universal Life	499	114	407	114
Principal Variable Universal Life Accumulator	3,029	4,608	1,950	1,160
Principal Variable Universal Life Accumulator II	7,008	9,454	4,605	18,521
Principal Variable Universal Life Income	8,104	5,540	4,429	3,268
Principal Variable Universal Life Income II	8,912	4,077	7,859	20,798

Vanguard VIF Balanced Division:
Benefit Variable Universal Life	92,712	138,035	103,891	104,896
Executive Variable Universal Life	658,074	579,772	1,270,983	1,415,379

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Vanguard VIF Equity Index Division:
Benefit Variable Universal Life	123,976	103,555	115,441	58,577
Executive Variable Universal Life	1,494,386	1,328,108	1,578,720	1,492,785

Vanguard VIF Mid-Cap Index Division:
Benefit Variable Universal Life	37,638	43,559	59,035	37,242
Benefit Variable Universal Life II	19,521	7,369	12,697	3,542
Executive Variable Universal Life	425,189	337,782	329,496	276,997
Executive Variable Universal Life II	327,640	181,326	220,243	143,602

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
Benefit Variable Universal Life	13	16	207	118
Executive Variable Universal Life	5,893	3,593	7,533	4,413
Flexible Variable Life	16	22	18	23
PrinFlex Life®	4,885	4,091	9,808	10,322
Survivorship Flexible Premium Variable Universal Life	72	147	101	24,635
Principal Variable Universal Life Accumulator	746	1,997	2,164	1,904
Principal Variable Universal Life Accumulator II	1,590	3,786	5,791	2,515
Principal Variable Universal Life Income	13,806	2,406	12,463	6,994

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
Benefit Variable Universal Life	690	376	312	270
Executive Variable Universal Life	—	—	373	373
Flexible Variable Life	—	4,497	27,212	24,562
PrinFlex Life®	2,025	2,862	2,881	2,138
Survivorship Flexible Premium Variable Universal Life	2,821	655	348	561
Principal Variable Universal Life Accumulator	219	290	1,376	240
Principal Variable Universal Life Accumulator II	1,261	1,531	617	823
Principal Variable Universal Life Income	14,169	1,491	14,029	7,627

Wells Fargo Advantage VT Omega Growth Class 2 Division:
Benefit Variable Universal Life	916	740	3	240
Executive Variable Universal Life	211,551	125,744	55,052	24,431
Flexible Variable Life	48	271	372	333
PrinFlex Life®	6,281	15,195	11,724	20,514
Survivorship Flexible Premium Variable Universal Life	139	162	10,568	10,026
Principal Variable Universal Life Accumulator	927	1,989	1,611	1,725
Principal Variable Universal Life Accumulator II	2,561	7,539	5,050	10,297
Principal Variable Universal Life Income	2,503	7,731	12,888	13,711

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The Separate Account has presented the following disclosures for 2014, 2013, 2012, 2011, and 2010 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contact options as discussed in Note 2.

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division

AllianceBernstein Global Thematic Growth Class A Division:
2014	29	$13.22	$390	–%	–%	5.09%
2013	12	$12.58	$146	0.29%	–%	23.21%
2012	8	$10.21	$82	–%	–%	13.57%
2011	6	$8.99	$57	0.63%	–%	(23.23)%
2010	3	$11.71	$36	3.14%	–%	18.88%

AllianceBernstein International Growth Class A Division:
2014	53	$10.19	$542	–%	–%	(1.16)%
2013	56	$10.31	$573	1.04%	–%	13.67%
2012	48	$9.07	$434	1.85%	–%	15.69%
2011	40	$7.84	$317	3.84%	–%	(15.79)%
2010	38	$9.31	$358	1.13%	–%	12.85%

AllianceBernstein International Value Class A Division:
2014	42	$7.15	$302	3.75%	–%	(6.17)%
2013	46	$7.62	$348	6.02%	–%	23.10%
2012	48	$6.19	$297	2.17%	–%	15.27%
2011	49	$5.37	$264	4.07%	–%	(19.37)%
2010	39	$6.66	$261	3.16%	–%	4.72%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
AllianceBernstein Small Cap Growth Class A Division:
2014	87	$18.28	$1,594	–%	–%	(1.83)%
2013	92	$18.62	$1,705	–%	–%	45.70%
2012	61	$12.78	$783	–%	–%	15.03%
2011	27	$11.11	$306	–%	–%	4.42%
2010	13	$10.64	$142	–%	–%	36.94%

AllianceBernstein Small/Mid Value Class A Division:
2014	175	$19.10	$3,343	0.71%	–%	9.21%
2013	106	$17.49	$1,858	0.60%	–%	38.04%
2012	87	$12.67	$1,105	0.57%	–%	18.74%
2011	51	$10.67	$541	0.51%	–%	(8.41)%
2010	22	$11.65	$256	0.20%	–%	26.91%

American Century VP Capital Appreciation Class II Division:
2014 (11)	33	$10.89	$357	–%	–%	10.78%

American Century VP Income & Growth Class I Division:
2014	154	$20.78 to $18.76	$3,188	2.04%	0.00% to 0.75%	12.51% to 11.67%
2013	174	$18.47 to $$16.80	$3,213	2.22%	0.00% to 0.75%	35.81% to 34.83%
2012	184	$13.60 to $12.46	$2,508	2.07%	0.00% to 0.75%	14.77% to 13.89%
2011	221	$11.85 to $10.94	$2,620	1.55%	–%	3.13% to 2.34%
2010	258	$11.49 to $10.69	$2,967	1.54%	–%	14.10% to 13.24%

American Century VP Income & Growth Class II Division:
2014	196	$22.59	$4,425	1.78%	–%	12.33%
2013	187	$20.11	$3,771	2.00%	–%	35.51%
2012	162	$14.84	$2,410	1.84%	–%	14.42%
2011	190	$12.97	$2,464	1.32%	–%	2.85%
2010	172	$12.61	$2,167	1.28%	–%	13.91%

American Century VP Inflation Protection Class II Division:
2014	123	$11.64 to $11.24	$1,429	1.32%	0.00% to 0.75%	3.28% to 2.46%
2013	127	$11.27 to $10.97	$1,426	1.63%	0.00% to 0.75%	(8.45)% to (9.11)%
2012	169	$12.31 to $12.07	$2,082	2.31%	0.00% to 0.75%	7.32% to 6.53%
2011	137	$11.47 to $11.33	$1,572	3.75%	0.00% to 0.75%	11.79% to 10.97%
2010(5)	35	$10.26 to $10.21	$363	1.02%	0.00% to 0.75%	2.60% to 2.10%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
American Century VP International Class II Division:
2014	29	$19.38	$553	2.40%	–%	(5.65)%
2013	26	$20.54	$529	2.26%	–%	22.48%
2012	37	$16.77	$615	0.81%	–%	21.17%
2011	31	$13.84	$423	1.29%	–%	(12.02)%
2010	27	$15.73	$432	1.87%	–%	13.17%

American Century VP Mid Cap Value Class II Division:
2014	658	$24.37 to $23.54	$16,042	1.03%	0.00% to 0.75%	16.21% to 15.34%
2013	636	$20.97 to $20.41	$13,336	1.06%	0.00% to 0.75%	29.93% to 28.93%
2012	554	$16.14 to $15.83	$8,938	1.85%	0.00% to 0.75%	16.20% to 15.38%
2011	543	$13.89 to $13.72	$7,537	1.20%	0.00% to 0.75%	(0.86)% to (1.58)%
2010	468	$14.01 to $13.94	$6,551	2.21%	0.00% to 0.75%	18.23% to 17.64%

American Century VP Ultra Class I Division:
2014	109	$18.62 to $16.81	$2,020	0.37%	0.00% to 0.75%	9.98% to 9.16%
2013	112	$16.93 to $15.40	$1,889	0.53%	0.00% to 0.75%	37.09% to 36.04%
2012	120	$12.35 to $11.32	$1,474	–%	0.00% to 0.75%	13.93% to 13.09%
2011	134	$10.84 to $10.01	$1,452	–%	0.00% to 0.75%	1.03% to 0.30%
2010	150	$10.73 to $9.98	$1,612	0.51%	0.00% to 0.75%	16.13% to 15.24%

American Century VP Ultra Class II Division:
2014	158	$20.43	$3,230	0.25%	–%	9.84%
2013	170	$18.60	$3,162	0.44%	–%	36.87%
2012	224	$13.59	$3,045	–%	–%	13.82%
2011	204	$11.94	$2,431	–%	–%	0.84%
2010	216	$11.84	$2,560	0.37%	–%	15.85%

American Century VP Value Class II Division:
2014	1,146	$24.91 to $22.66	$28,554	1.36%	0.00% to 0.75%	12.92% to 12.07%
2013	1,088	$22.06 to $20.22	$24,001	1.49%	0.00% to 0.75%	31.47% to 30.54%
2012	1,085	$16.78 to $15.49	$18,212	1.77%	0.00% to 0.75%	14.54% to 13.65%
2011	1,090	$14.65 to $13.63	$15,962	1.87%	0.00% to 0.75%	0.90% to 0.15%
2010	850	$14.52 to $13.61	$12,344	2.13%	0.00% to 0.75%	13.00% to 12.20%

American Funds Insurance Series Growth Fund Class 2 Division:
2014 (12)	3	$10.95 to $10.90	$29	3.98%	0.00% to 0.75%	8.85% to 8.35%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
American Funds Insurance Series International Fund Class 2 Division:
2014 (12)	46	$9.60 to $9.55	$437	6.38%	0.00% to 0.75%	(4.48)% to (4.98)%

American Funds Insurance Series New World Fund Class 2 Division:
2014 (12)	74	$9.17 to $9.13	$678	3.39%	0.00% to 0.75%	(8.76)% to (9.15)%

Balanced Class 1 Division:
2014	579	$19.18 to $51.95	$15,628	1.71%	0.00% to 0.75%	8.79% to 8.00%
2013	607	$17.63 to $48.10	$15,137	1.78%	0.00% to 0.75%	19.53% to 18.59%
2012	632	$14.75 to $40.56	$13,277	2.00%	0.00% to 0.75%	13.03% to 12.20%
2011	720	$13.05 to $36.15	$13,409	2.27%	0.00% to 0.75%	4.07% to 3.29%
2010	776	$12.54 to $35.00	$13,898	2.74%	0.00% to 0.75%	13.59% to 12.76%

Bond & Mortgage Securities Class 1 Division:
2014	2,308	$20.98 to $43.24	$55,847	3.21%	0.00% to 0.75%	5.22% to 4.44%
2013	2,256	$19.94 to $41.40	$51,927	3.36%	0.00% to 0.75%	(0.85)% to (1.59)%
2012	2,466	$20.11 to $42.07	$57,239	3.76%	0.00% to 0.75%	7.54% to 6.75%
2011	2,355	$18.70 to $39.41	$51,235	0.09%	0.00% to 0.75%	7.10% to 6.26%
2010	2,479	$17.46 to $37.09	$50,326	5.53%	0.00% to 0.75%	11.64% to 10.85%

Bond Market Index Class 1 Division:
2014	116	$10.52	$1,220	1.17%	–%	5.73%
2013	64	$9.95	$635	0.44%	–%	(2.55)%
2012 (9)	1	$10.21	$11	–%	–%	2.10%

Calvert EAFE International Index Class F Division:
2014	193	$10.22	$1,976	2.57%	–%	(6.67)%
2013	108	$10.95	$1,181	2.89%	–%	20.73%
2012	72	$9.07	$650	7.28%	–%	17.34%
2011	38	$7.73	$293	2.20%	–%	(12.75)%
2010	24	$8.86	$211	3.15%	–%	6.49%

Calvert Investment Grade Bond Index Class F Division:
2014 (11)	80	$10.33	$826	3.10%	–%	3.20%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Calvert Russell 2000 Small Cap Index Class F Division:
2014	796	$18.77	$14,943	0.37%	–%	3.93%
2013	710	$18.06	$12,825	0.50%	–%	37.65%
2012	599	$13.12	$7,867	0.81%	–%	15.19%
2011	467	$11.39	$5,318	0.28%	–%	(5.08)%
2010	397	$12.00	$4,763	0.43%	–%	25.92%

Calvert S&P 500 Index Class F Division:
2014 (11)	40	$11.09 to $11.03	$449	3.49%	0.00% to 0.75%	11.79% to 11.19%

Calvert S&P MidCap 400 Index Class F Division:
2014	70	$17.97	$1,261	0.70%	–%	8.98%
2013	57	$16.49	$946	0.49%	–%	32.45%
2012	48	$12.45	$603	0.69%	–%	17.01%
2011	39	$10.64	$420	0.38%	–%	(2.47)%
2010	38	$10.91	$414	0.57%	–%	25.69%

ClearBridge Small Cap Growth Series I Division:
2014	192	$12.69	$2,432	–%	–%	4.02%
2013 (10)	67	$12.20	$813	–%	–%	21.51%

Delaware High Yield Service Class Division:
2014 (12)	100	$9.58	$956	–%	–%	(4.20)%

Delaware Small Cap Value Service Class Division:
2014	723	$19.59 to $18.93	$14,169	0.33%	0.00% to 0.75%	5.61% to 4.88%
2013	682	$18.55 to $18.05	$12,648	0.49%	0.00% to 0.75%	33.17% to 32.14%
2012	558	$13.93 to $13.66	$7,775	0.34%	0.00% to 0.75%	13.62% to 12.80%
2011	453	$12.26 to $12.11	$5,552	0.26%	0.00% to 0.75%	(1.61)% to (2.34)%
2010 (5)	170	$12.46 to $12.40	$2,113	–%	0.00% to 0.75%	26.11% to 25.51%

Delaware Smid Cap Growth Service Class Division:
2014	104	$14.89 to $14.49	$1,548	–%	0.00% to 0.75%	2.90% to 2.11%
2013	120	$14.47 to $14.19	$1,730	–%	0.00% to 0.75%	40.90% to 39.94%
2012	119	$10.27 to $10.14	$1,223	0.01%	0.00% to 0.75%	10.79% to 9.86%
2011 (7)	70	$9.27 to $9.23	$653	–%	0.00% to 0.75%	(5.98)% to (6.39)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Diversified International Class 1 Division:
2014	5,579	$18.87 to $18.09	$137,054	2.21%	0.00% to 0.75%	(3.23)% to (3.93)%
2013	5,637	$19.50 to $18.83	$143,044	2.83%	0.00% to 0.75%	18.76% to 17.83%
2012	5,907	$16.42 to $15.98	$126,161	2.12%	0.00% to 0.75%	18.47% to 17.59%
2011 (4)	6,370	$13.86 to $13.59	$114,882	0.42%	0.00% to 0.75%	(10.87)% to (11.52)%
2010	6,693	$15.55 to $15.36	$135,349	2.15%	0.00% to 0.75%	13.67% to 12.86%

Dreyfus IP Core Value Service Shares Division:
2014	19	$21.09	$405	0.57%	–%	10.07%
2013	22	$19.16	$416	0.83%	–%	37.54%
2012	15	$13.93	$209	0.92%	–%	18.05%
2011	43	$11.80	$511	0.87%	–%	(6.05)%
2010	40	$12.56	$501	1.36%	–%	12.95%

Dreyfus IP MidCap Stock Service Class Division:
2014 (12)	15	$11.06 to $11.01	$161	–%	0.00% to 0.75%	9.83% to 9.33%

Dreyfus IP Technology Growth Service Shares Division:
2014	20	$15.34	$314	–%	–%	6.60%
2013	11	$14.39	$157	–%	–%	32.50%
2012 (9)	1	$10.86	$8	–%	–%	5.74%

Dreyfus Socially Responsible Growth Service Shares Division:
2014	19	$20.45	$399	0.75%	–%	13.11%
2013	16	$18.08	$289	1.06%	–%	34.03%
2012	18	$13.49	$237	0.52%	–%	11.67%
2011	13	$12.08	$159	0.63%	–%	0.67%
2010	13	$12.00	$156	0.56%	–%	14.50%

Dreyfus VIF Appreciation Service Shares Division:
2014	188	$20.82	$3,915	1.58%	–%	7.82%
2013	200	$19.31	$3,866	1.73%	–%	20.84%
2012	173	$15.98	$2,769	3.00%	–%	10.13%
2011	119	$14.51	$1,727	1.31%	–%	8.77%
2010	81	$13.34	$1,083	2.22%	–%	15.00%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Dreyfus VIF Opportunistic Small Cap Service Shares Division:
2014	282	$17.09	$4,823	–%	–%	1.30%
2013	289	$16.87	$4,878	–%	–%	48.24%
2012	291	$11.38	$3,308	–%	–%	20.30%
2011	322	$9.46	$3,049	0.31%	–%	(14.08)%
2010	326	$11.01	$3,594	0.66%	–%	30.76%

Dreyfus VIF Quality Bond Service Shares Division:
2014	100	$17.44	$1,745	1.84%	–%	4.56%
2013	106	$16.68	$1,767	2.64%	–%	(1.77)%
2012	153	$16.98	$2,603	2.73%	–%	6.66%
2011	149	$15.92	$2,369	3.37%	–%	6.77%
2010	147	$14.91	$2,193	3.60%	–%	8.20%

DWS Alternative Asset Allocation Class B Division:
2014	9	$10.09	$89	0.97%	–%	3.28%
2013 (10)	2	$9.77	$24	–%	–%	(2.40)%

DWS Small Mid Cap Value Class B Division:
2014	193	$17.82 to $17.34	$3,438	0.45%	0.00% to 0.75%	5.13% to 4.33%
2013	184	$16.95 to $16.62	$3,117	0.81%	0.00% to 0.75%	34.63% to 33.60%
2012	215	$12.59 to $12.44	$2,710	0.81%	0.00% to 0.75%	13.42% to 12.58%
2011	172	$11.10 to $11.05	$1,906	0.59%	0.00% to 0.75%	(11.13%) to (11.53)%
2010	148	$11.85	$1,754	0.74%	–%	22.67%

Equity Income Class 1 Division:
2014	2,914	$16.56 to $15.59	$48,232	2.45%	0.00% to 0.75%	12.81% to 11.92%
2013	2,789	$14.68 to $13.93	$40,925	3.17%	0.00% to 0.75%	27.32% to 26.41%
2012	2,668	$11.53 to $11.02	$30,757	3.04%	0.00% to 0.75%	13.04% to 12.11%
2011	2,380	$10.20 to $9.83	$24,285	0.58%	0.00% to 0.75%	(3.50)% to 4.69%
2010	832	$9.68 to $9.39	$8,050	3.42%	0.00% to 0.75%	16.21% to 15.36%

Fidelity VIP Asset Manager Service Class 2 Division:
2014	49	$20.43	$991	0.97%	–%	5.58%
2013	80	$19.35	$1,553	1.37%	–%	15.32%
2012	72	$16.78	$1,203	1.10%	–%	12.24%
2011	111	$14.95	$1,657	1.67%	–%	(2.80)%
2010	112	$15.38	$1,715	1.67%	–%	13.93%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Fidelity VIP Contrafund Initial Class Division:
2014	1,339	$29.32 to $26.66	$64,549	0.95%	0.00% to 0.75%	11.95% to 11.13%
2013	1,457	$26.19 to $23.99	$62,849	1.06%	0.00% to 0.75%	31.28% to 30.31%
2012	1,608	$19.95 to $18.41	$52,849	1.30%	0.00% to 0.75%	16.46% to 15.57%
2011	1,814	$17.13 to $15.93	$51,273	0.97%	0.00% to 0.75%	(2.56)% to (3.28)%
2010	2,040	$17.58 to $16.47	$59,169	1.23%	0.00% to 0.75%	17.20% to 16.31%

Fidelity VIP Contrafund Service Class 2 Division:
2014	3,284	$29.10	$95,565	0.75%	–%	11.67%
2013	3,355	$26.06	$87,434	0.83%	–%	30.95%
2012	3,531	$19.90	$70,263	1.12%	–%	16.17%
2011	3,785	$17.13	$64,855	0.80%	–%	(2.78)%
2010	3,607	$17.62	$63,574	1.08%	–%	16.92%

Fidelity VIP Equity-Income Initial Class Division:
2014	689	$22.17 to $18.32	$21,879	2.80%	0.00% to 0.75%	8.68% to 7.89%
2013	758	$20.40 to $16.98	$22,205	2.44%	0.00% to 0.75%	28.14% to 27.19%
2012	844	$15.92 to $13.35	$19,347	3.05%	0.00% to 0.75%	17.32% to 16.49%
2011	953	$13.57 to $11.46	$18,629	2.44%	0.00% to 0.75%	0.97% to 0.17%
2010	1,066	$13.44 to $11.44	$20,641	1.83%	0.00% to 0.75%	15.17% to 14.29%

Fidelity VIP Equity-Income Service Class 2 Division:
2014	1,230	$20.88	$25,682	2.74%	–%	8.52%
2013	1,208	$19.24	$23,242	2.23%	–%	27.84%
2012	1,338	$15.05	$20,138	2.96%	–%	17.03%
2011	1,387	$12.86	$17,841	2.28%	–%	0.63%
2010	1,350	$12.78	$17,255	1.67%	–%	14.93%

Fidelity VIP Growth Service Class 2 Division:
2014	725	$20.83 to $18.94	$15,104	–%	0.00% to 0.75%	11.03% to 10.18%
2013	706	$18.76 to $17.19	$13,239	0.04%	0.00% to 0.75%	36.04% to 34.93%
2012	859	$13.79 to $12.74	$11,848	0.36%	0.00% to 0.75%	14.34% to 13.55%
2011	867	$12.06 to $11.22	$10,459	0.13%	0.00% to 0.75%	0.00% to (0.80)%
2010	836	$12.06 to $11.31	$10,089	0.03%	0.00% to 0.75%	23.82% to 22.93%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Fidelity VIP High Income Initial Class Division:
2014	287	$18.26 to $21.56	$6,061	5.72%	0.00% to 0.75%	1.16% to 0.42%
2013	292	$18.05 to $21.47	$6,081	5.65%	0.00% to 0.75%	5.93% to 5.14%
2012	321	$17.04 to $20.42	$6,339	6.05%	0.00% to 0.75%	14.21% to 13.38%
2011	317	$14.92 to $18.01	$5,490	6.60%	0.00% to 0.75%	4.04% to 3.27%
2010	347	$14.34 to $17.44	$5,765	8.09%	0.00% to 0.75%	13.81% to 12.95%

Fidelity VIP High Income Service Class 2 Division:
2014	1,016	$25.60	$25,994	5.84%	–%	0.91%
2013	957	$25.37	$24,270	5.70%	–%	5.71%
2012	969	$24.00	$23,247	5.70%	–%	13.96%
2011	876	$21.06	$18,455	7.02%	–%	3.74%
2010	804	$20.30	$16,328	8.05%	–%	13.66%

Fidelity VIP Mid Cap Service Class 2 Division:
2014	1,237	$22.41	$40,675	0.02%	–%	6.01%
2013	1,241	$21.14	$38,897	0.28%	–%	35.86%
2012	1,394	$15.56	$32,076	0.37%	–%	14.58%
2011	1,678	$13.58	$34,379	0.02%	–%	(10.83)%
2010	1,659	$15.23	$38,927	0.13%	–%	28.52%

Franklin Income VIP Class 2 Division:
2014 (13)	693	$26.17	$18,140	5.13%	–%	4.60%
2013	595	$25.02	$14,892	6.40%	–%	13.93%
2012	610	$21.96	$13,403	6.36%	–%	12.67%
2011	671	$19.49	$13,069	5.58%	–%	2.36%
2010	676	$19.04	$12,875	6.58%	–%	12.66%

Franklin Mutual Global Discovery VIP Class 2 Division:
2014 (14)	921	$30.01	$27,625	2.15%	–%	5.71%
2013	910	$28.39	$25,827	2.25%	–%	27.60%
2012	816	$22.25	$18,144	2.64%	–%	13.35%
2011	827	$19.63	$16,221	2.27%	–%	(2.92)%
2010	790	$20.22	$15,973	1.29%	–%	11.96%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Franklin Mutual Shares VIP Class 2 Division:
2014 (15)	576	$22.15	$12,754	2.00%	–%	7.11%
2013	582	$20.68	$12,032	2.13%	–%	28.29%
2012	556	$16.12	$8,969	2.09%	–%	14.25%
2011	774	$14.11	$10,919	2.39%	–%	(1.05)%
2010	676	$14.26	$9,644	1.59%	–%	11.23%

Franklin Rising Dividends VIP Class 2 Division:
2014 (16)	667	$24.16	$16,108	1.35%	–%	8.73%
2013	652	$22.22	$14,497	1.53%	–%	29.71%
2012	497	$17.13	$8,514	1.60%	–%	11.96%
2011	456	$15.30	$6,980	1.43%	–%	5.96%
2010	293	$14.44	$4,230	1.48%	–%	20.63%

Franklin Small Cap Value VIP Class 2 Division:
2014 (17)	633	$28.21 to $27.45	$17,842	0.61%	0.00% to 0.75%	0.57% to (0.18)%
2013	603	$28.05 to $27.50	$16,906	1.30%	0.00% to 0.75%	36.23% to 35.20%
2012	575	$20.59 to $20.34	$11,839	0.79%	0.00% to 0.75%	18.40% to 17.50%
2011	645	$17.39 to $17.31	$11,215	0.71%	0.00% to 0.75%	(4.61)% to (5.05)%
2010	653	$18.07	$11,793	0.73%	–%	28.25%

Franklin Strategic Income VIP Class 2 Division:
2014 (18)	900	$15.08	$13,579	6.07%	–%	1.89%
2013	876	$14.80	$12,972	6.09%	–%	3.28%
2012	806	$14.33	$11,545	6.70%	–%	12.75%
2011	649	$12.71	$8,251	5.68%	–%	2.58%
2010	490	$12.39	$6,076	4.47%	–%	10.92%

Franklin U.S. Government Securities VIP Class 2 Division:
2014 (19)	77	$11.33	$873	2.20%	–%	3.47%
2013	44	$10.95	$478	3.21%	–%	(2.32)%
2012	77	$11.21	$866	3.15%	–%	1.91%
2011	19	$11.00	$209	2.14%	–%	5.67%
2010	16	$10.41	$163	2.25%	–%	5.36%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
2014 (20)	84	$16.81	$1,404	0.85%	–%	6.93%
2013	78	$15.72	$1,219	1.27%	–%	35.63%
2012	34	$11.59	$393	0.53%	–%	12.74%
2011	116	$10.28	$1,192	0.83%	–%	0.69%
2010	95	$10.21	$967	0.65%	–%	30.23%

Government & High Quality Bond Class 1 Division:
2014	2,915	$13.08 to $12.49	$38,111	3.86%	0.00% to 0.75%	5.06% to 4.26%
2013	2,988	$12.45 to $11.98	$37,176	3.83%	0.00% to 0.75%	(0.95)% to (1.72)%
2012	3,454	$12.57 to $12.19	$43,422	4.00%	0.00% to 0.75%	3.88% to 3.13%
2011	3,476	$12.10 to $11.82	$42,061	0.18%	0.00% to 0.75%	6.23% to 5.44%
2010	3,723	$11.39 to $11.21	$42,410	5.09%	0.00% to 0.75%	5.86% to 5.06%

International Emerging Markets Class 1 Division:
2014	1,105	$34.53 to $31.41	$38,141	0.94%	0.00% to 0.75%	(3.76)% to (4.47)%
2013	1,060	$35.88 to $32.88	$37,991	2.33%	0.00% to 0.75%	(4.68)% to (5.41)%
2012	1,029	$37.64 to $34.76	$38,704	1.33%	0.00% to 0.75%	20.80% to 19.90%
2011 (4)	984	$31.16 to $28.99	$30,633	0.38%	0.00% to 0.75%	(17.57)% to (18.18)%
2010	986	$37.80 to $35.43	$37,268	1.21%	0.00% to 0.75%	19.21% to 18.30%

Invesco American Franchise Series I Division:
2014	163	$14.83 to $14.54	$2,418	0.04%	0.00% to 0.75%	8.41% to 7.62%
2013	186	$13.68 to $13.51	$2,548	0.41%	0.00% to 0.75%	40.16% to 39.13%
2012 (8)	245	$9.76 to $9.71	$2,388	–%	0.00% to 0.75%	(2.50)% to (3.00)%

Invesco American Franchise Series II Division:
2014	82	$14.73	$1,206	–%	–%	8.15%
2013	74	$13.62	$1,005	0.26%	–%	39.84%
2012 (8)	72	$9.74	$701	–%	–%	(2.70)%

Invesco Core Equity Series I Division:
2014	490	$19.92 to $17.99	$9,753	0.88%	0.00% to 0.75%	8.14% to 7.34%
2013	557	$18.42 to $16.76	$10,263	1.39%	0.00% to 0.75%	29.26% to 28.33%
2012	641	$14.25 to $13.06	$9,137	0.97%	0.00% to 0.75%	13.91% to 12.98%
2011	675	$12.51 to $11.56	$8,441	0.97%	0.00% to 0.75%	(0.08)% to (0.77)%
2010	742	$12.52 to $11.65	$9,284	1.03%	0.00% to 0.75%	9.54% to 8.78%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Invesco Core Equity Series II Division:
2014	419	$28.52	$11,958	0.69%	–%	7.87%
2013	434	$26.44	$11,477	1.26%	–%	28.91%
2012	447	$20.51	$9,160	0.87%	–%	13.63%
2011	425	$18.05	$7,675	0.76%	–%	(0.28)%
2010	414	$18.10	$7,488	0.82%	–%	9.23%

Invesco Global Health Care Series I Division:
2014	777	$26.71 to $24.12	$20,751	–%	0.00% to 0.75%	19.67% to 18.82%
2013	675	$22.32 to $20.30	$15,074	0.69%	0.00% to 0.75%	40.55% to 39.42%
2012	609	$15.88 to $14.56	$9,674	–%	0.00% to 0.75%	20.85% to 20.03%
2011	571	$13.14 to $12.13	$7,497	–%	0.00% to 0.75%	3.96% to 3.15%
2010	594	$12.64 to $11.76	$7,507	–%	0.00% to 0.75%	5.33% to 4.53%

Invesco Global Real Estate Series I Division:
2014	28	$10.39	$294	1.89%	–%	14.68%
2013 (10)	3	$9.06	$28	8.82%	–%	(9.67)%

Invesco International Growth Series I Division:
2014	630	$26.53	$16,720	1.61%	–%	0.30%
2013	586	$26.45	$15,505	1.38%	–%	19.14%
2012	530	$22.20	$11,768	1.69%	–%	15.75%
2011	506	$19.18	$9,716	1.74%	–%	(6.53)%
2010	436	$20.52	$8,945	2.37%	–%	12.87%

Invesco Mid Cap Core Equity Series II Division:
2014	15	$17.94 to $17.46	$265	–%	0.00% to 0.75%	4.18% to 3.37%
2013	13	$17.22 to $16.89	$226	0.33%	0.00% to 0.75%	28.41% to 27.47%
2012	55	$13.41 to $13.25	$734	–%	0.00% to 0.75%	10.64% to 9.87%
2011	59	$2.12 to $12.06	$721	0.08%	0.00% to 0.75%	(12.05%) to (12.48)%
2010	59	$12.96	$763	0.39%	–%	13.78%

Invesco Mid Cap Growth Series I Division:
2014	95	$14.62 to $14.33	$1,387	–%	0.00% to 0.75%	8.06% to 7.26%
2013	99	$13.53 to $13.36	$1,339	0.31%	0.00% to 0.75%	36.94% to 35.91%
2012 (8)	189	9.88 to $9.83	$1,869	–%	0.00% to 0.75%	(1.69)% to (2.19)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Invesco Small Cap Equity Series I Division:
2014	864	$16.74 to $15.80	$14,694	–%	0.00% to 0.75%	2.32% to 1.54%
2013	961	$16.36 to $15.56	$15,934	0.01%	0.00% to 0.75%	37.48% to 36.49%
2012	1,043	$11.90 to $11.40	$12,553	–%	0.00% to 0.75%	13.88% to 12.98%
2011	1,010	$10.45 to $10.09	$10,652	–%	0.00% to 0.75%	(0.67)% to (1.46)%
2010	695	$10.52 to $10.24	$7,330	–%	0.00% to 0.75%	28.45% to 27.68%

Invesco Technology Series I Division:
2014	294	$10.89 to $9.83	$3,196	–%	0.00% to 0.75%	11.01% to 10.20%
2013	268	$9.81 to $8.92	$2,620	–%	0.00% to 0.75%	25.13% to 24.23%
2012	279	$7.84 to $7.18	$2,183	–%	0.00% to 0.75%	11.36% to 10.46%
2011	537	$7.04 to $6.50	$3,779	0.18%	0.00% to 0.75%	(5.12)% to (5.80)%
2010	512	$7.42 to $6.90	$3,798	–%	0.00% to 0.75%	21.44% to 20.42%

Janus Aspen Balanced Service Shares Division:
2014	580	$25.40	$14,738	1.51%	–%	8.22%
2013	501	$23.47	$11,748	2.09%	–%	19.81%
2012	468	$19.59	$9,160	2.56%	–%	13.37%
2011	334	$17.28	$5,769	2.44%	–%	1.35%
2010	234	$17.05	$3,992	2.66%	–%	8.12%

Janus Aspen Enterprise Service Shares Division:
2014	995	$23.68 to $21.38	$23,558	0.03%	0.00% to 0.75%	12.23% to 11.41%
2013	814	$21.10 to $19.19	$17,182	0.36%	0.00% to 0.75%	32.04% to 30.99%
2012	767	$15.98 to $14.65	$12,255	–%	0.00% to 0.75%	16.98% to 16.18%
2011	692	$13.66 to $12.61	$9,458	–%	0.00% to 0.75%	(1.66)% to (2.40)%
2010	700	$13.89 to $12.92	$9,720	–%	0.00% to 0.75%	25.47% to 24.59%

Janus Aspen Flexible Bond Service Shares Division:
2014	1,966	$20.96	$41,206	3.06%	–%	4.70%
2013	1,931	$20.02	$38,656	3.59%	–%	(0.35)%
2012	2,498	$20.09	$50,173	3.42%	–%	8.13%
2011	2,103	$18.58	$39,092	6.87%	–%	6.35%
2010	2,039	$17.47	$35,626	5.75%	–%	7.71%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Janus Aspen Forty Service Shares Division:
2014	340	$14.88	$5,060	0.03%	–%	8.45%
2013	381	$13.72	$5,219	0.59%	–%	30.92%
2012	401	$10.48	$4,198	0.59%	–%	23.88%
2011	377	$8.46	$3,192	0.21%	–%	(6.93)%
2010	285	$9.09	$2,592	0.32%	–%	6.44%

Janus Aspen Global Research Service Shares Division:
2014	84	$17.01	$1,432	0.98%	–%	7.18%
2013	68	$15.87	$1,073	1.09%	–%	28.09%
2012	73	$12.39	$908	0.78%	–%	19.83%
2011	73	$10.34	$759	0.54%	–%	(13.98)%
2010	64	$12.02	$766	0.49%	–%	15.58%

Janus Aspen Overseas Service Shares Division:
2014	146	$25.29	$3,689	5.71%	–%	(12.10)%
2013	186	$28.77	$5,339	3.26%	–%	14.39%
2012	245	$25.15	$6,158	0.72%	–%	13.29%
2011	306	$22.20	$6,798	0.39%	–%	(32.34)%
2010	309	$32.81	$10,131	0.56%	–%	25.04%

JP Morgan Core Bond Class I Division:
2014	288	$13.58	$3,907	3.87%	–%	4.86%
2013	251	$12.95	$3,254	4.68%	–%	(1.45)%
2012	323	$13.14	$4,245	4.32%	–%	5.29%
2011	225	$12.48	$2,810	5.42%	–%	7.49%
2010	169	$11.61	$1,960	3.57%	–%	9.22%

JP Morgan Small Cap Core Class I Division:
2014	166	$30.18	$5,006	0.14%	–%	9.59%
2013	152	$27.54	$4,185	0.54%	–%	42.33%
2012	159	$19.35	$3,075	0.21%	–%	19.74%
2011	207	$16.16	$3,349	0.12%	–%	(4.77)%
2010	213	$16.97	$3,617	–%	–%	27.12%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
LargeCap Blend II Class 1 Division:
2014	782	$22.77 to $20.72	$17,802	1.22%	0.00% to 0.75%	11.29% to 10.51%
2013	848	$20.46 to $18.75	$17,340	1.44%	0.00% to 0.75%	31.41% to 30.39%
2012	835	$15.57 to $14.38	$12,995	1.29%	0.00% to 0.75%	15.16% to 14.31%
2011	893	$13.52 to $12.58	$12,071	0.03%	0.00% to 0.75%	(0.07)% to (0.79)%
2010	962	$13.53 to $12.68	$13,016	2.54%	0.00% to 0.75%	13.22% to 12.41%

LargeCap Growth Class 1 Division:
2014	2,436	$15.49 to $16.32	$58,149	0.65%	0.00% to 0.75%	11.12% to 10.27%
2013	1,543	$13.94 to $14.80	$32,803	1.44%	0.00% to 0.75%	33.91% to 32.97%
2012	1,560	$10.41 to $11.13	$24,782	0.29%	0.00% to 0.75%	16.84% to 15.94%
2011	1,710	$8.91 to $9.60	$23,330	–%	0.00% to 0.75%	(4.19)% to (4.95)%
2010	1,882	$9.30 to $10.10	$26,865	0.07%	0.00% to 0.75%	18.32% to 17.44%

LargeCap Growth I Class 1 Division:
2014	3,734	$21.34 to $18.69	$130,001	0.11%	0.00% to 0.75%	8.60% to 7.85%
2013	4,528	$19.65 to $17.33	$145,294	0.38%	0.00% to 0.75%	36.08% to 35.07%
2012	4,544	$14.44 to $12.83	$107,036	0.07%	0.00% to 0.75%	16.45% to 15.48%
2011	4,679	$12.40 to $11.11	$94,670	–%	0.00% to 0.75%	(0.32)% to (1.07)%
2010	4,696	$12.44 to $11.23	$95,218	0.14%	0.00% to 0.75%	19.62% to 18.71%

LargeCap S&P 500 Index Class 1 Division:
2014	3,901	$19.60 to $18.05	$76,442	1.26%	0.00% to 0.75%	13.29% to 12.46%
2013	3,522	$17.30 to $16.05	$60,928	1.26%	0.00% to 0.75%	32.06% to 31.02%
2012	3,207	$13.10 to $12.25	$42,008	1.10%	0.00% to 0.75%	15.52% to 14.70%
2011	2,653	$11.34 to $10.68	$30,093	0.05%	0.00% to 0.75%	1.70% to 0.95%
2010	2,138	$11.15 to $10.58	$23,840	1.50%	0.00% to 0.75%	14.71% to 13.76%

LargeCap Value Class 1 Division:
2014	2,586	$20.19 to $70.72	$78,329	2.11%	0.00% to 0.75%	11.18% to 10.34%
2013	2,613	$18.16 to $64.09	$71,493	2.53%	0.00% to 0.75%	30.84% to 29.84%
2012	2,632	$13.88 to $49.36	$55,193	1.30%	0.00% to 0.75%	18.53% to 17.69%
2011	2,756	$11.71 to $41.94	$48,939	–%	0.00% to 0.75%	1.21% to 0.43%
2010	2,785	$11.57 to $41.76	$49,270	1.83%	0.00% to 0.75%	14.10% to 13.23%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
MFS VIT Global Equity Service Class Division:
2014	162	$20.97	$3,397	0.55%	–%	3.66%
2013	112	$20.23	$2,259	0.79%	–%	27.55%
2012	87	$15.86	$1,377	0.94%	–%	23.04%
2011	41	$12.89	$527	0.57%	–%	(4.52)%
2010	46	$13.50	$615	0.98%	–%	12.13%

MFS VIT Growth Service Class Division:
2014	517	$26.54	$13,710	–%	–%	8.68%
2013	469	$24.42	$11,451	0.13%	–%	36.50%
2012	408	$17.89	$7,296	–%	–%	17.08%
2011	249	$15.28	$3,804	0.02%	–%	(0.59)%
2010	250	$15.37	$3,842	–%	–%	15.04%

MFS VIT International Value Service Class Division:
2014	275	$11.10	$3,048	1.90%	–%	2.49%
2013 (10)	125	$10.83	$1,353	0.12%	–%	8.95%

MFS VIT MidCap Growth Service Class Division:
2014	26	$18.49	$485	–%	–%	8.51%
2013	29	$17.04	$493	–%	–%	37.20%
2012	31	$12.42	$379	–%	–%	16.51%
2011	36	$10.66	$383	–%	–%	(6.16)%
2010	46	$11.36	$523	–%	–%	29.09%

MFS VIT New Discovery Service Class Division:
2014	508	$24.69 to $24.03	$12,543	–%	0.00% to 0.75%	(7.49)% to (8.21)%
2013	603	$26.69 to $26.18	$16,108	–%	0.00% to 0.75%	41.22% to 40.15%
2012	474	$18.90 to $18.68	$8,958	–%	0.00% to 0.75%	20.84% to 20.05%
2011	488	$15.64 to $15.56	$7,636	–%	0.00% to 0.75%	(18.24)% to (18.66)%
2010	389	$17.47	$6,803	–%	–%	35.95%

MFS VIT Research International Service Class Division:
2014	327	$10.01	$3,271	1.33%	–%	(7.14)%
2013	346	$10.78	$3,725	1.86%	–%	18.72%
2012	290	$9.08	$2,637	2.38%	–%	16.41%
2011	209	$7.80	$1,635	1.74%	–%	(11.06)%
2010	143	$8.77	$1,255	1.31%	–%	10.45%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
MFS VIT Total Return Service Class Division:
2014	55	$15.24	$831	1.74%	–%	8.24%
2013	42	$14.08	$589	1.55%	–%	18.72%
2012	43	$11.86	$512	2.49%	–%	10.94%
2011	34	$10.69	$367	2.28%	–%	1.62%
2010	48	$10.52	$508	0.53%	–%	9.58%

MFS VIT Utilities Service Class Division:
2014	184	$15.58	$2,873	1.98%	–%	12.41%
2013	248	$13.86	$3,433	1.82%	–%	20.21%
2012	118	$11.53	$1,365	4.73%	–%	13.26%
2011	91	$10.18	$928	2.95%	–%	6.49%
2010	44	$9.56	$421	2.21%	–%	13.54%

MFS VIT Value Service Class Division:
2014	1,053	$25.84	$27,219	1.38%	–%	10.19%
2013	1,069	$23.45	$25,063	1.01%	–%	35.63%
2012	993	$17.29	$17,177	1.45%	–%	15.88%
2011	901	$14.92	$13,437	1.25%	–%	(0.47)%
2010	914	$14.99	$13,703	1.25%	–%	11.20%

MidCap Class 1 Division:
2014	2,804	$51.51 to $189.94	$191,838	0.51%	0.00% to 0.75%	12.99% to 12.15%
2013	3,024	$45.59 to $169.37	$183,340	1.45%	0.00% to 0.75%	33.93% to 32.92%
2012	3,083	$34.04 to $127.42	$139,960	0.87%	0.00% to 0.75%	19.44% to 18.55%
2011	3,218	$28.50 to $107.48	$123,200	–%	0.00% to 0.75%	8.28% to 7.48%
2010	3,414	$26.32 to $100.00	$120,447	2.65%	0.00% to 0.75%	24.09% to 23.18%

Money Market Class 1 Division:
2014	14,259	$13.44 to $20.06	$216,604	–%	0.00% to 0.75%	0.00% to (0.79)%
2013	13,977	$13.44 to $20.22	$212,297	–%	0.00% to 0.75%	0.00% to (0.74)%
2012	14,370	$13.44 to $20.37	$218,298	–%	0.00% to 0.75%	0.00% to (0.73)%
2011	14,263	$13.44 to $20.52	$216,592	–%	0.00% to 0.75%	0.00% to (0.77)%
2010	12,687	$13.44 to $20.68	$192,624	–%	0.00% to 0.75%	0.00% to (0.72)%

Neuberger Berman AMT Guardian I Class Division:
2014	126	$24.05	$3,026	0.47%	–%	9.02%
2013	105	$22.06	$2,325	0.84%	–%	38.83%
2012	131	$15.89	$2,083	0.27%	–%	12.70%
2011	139	$14.10	$1,963	0.54%	–%	(2.89)%
2010	96	$14.52	$1,391	0.40%	–%	19.02%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Neuberger Berman AMT Large Cap Value I Class Division:
2014	355	$15.98	$5,676	0.76%	–%	9.83%
2013	395	$14.55	$5,747	1.14%	–%	31.20%
2012	399	$11.09	$4,421	0.41%	–%	16.61%
2011	426	$9.51	$4,052	–%	–%	(11.37)%
2010	423	$10.73	$4,540	0.68%	–%	15.62%

Neuberger Berman AMT Small- Cap Growth S Class Division:
2014	47	$15.17	$707	–%	–%	3.48%
2013	42	$14.66	$615	–%	–%	45.87%
2012	52	$10.05	$518	–%	–%	8.77%
2011	43	$9.24	$399	–%	–%	(1.07)%
2010	33	$9.34	$309	–%	–%	19.59%

Oppenheimer Main Street Small Cap Service Shares Division:
2014	115	$21.25	$2,439	0.67%	–%	11.67%
2013	63	$19.03	$1,205	0.65%	–%	40.65%
2012	46	$13.53	$619	0.30%	–%	17.65%
2011	29	$11.50	$337	0.36%	–%	(2.38)%
2010	23	$11.78	$269	0.29%	–%	23.09%

PIMCO All Assets Administrative Class Division:
2014	159	$11.18	$1,774	5.30%	–%	0.54%
2013	138	$11.12	$1,530	7.42%	–%	0.27%
2012 (9)	–	$11.09	$3	27.55%	–%	10.57%

PIMCO Commodity Real Strategy Administrative Class Division:
2014	24	$7.33	$180	0.41%	–%	(18.46)%
2013	8	$8.99	$74	1.88%	–%	(14.71)%
2012 (9)	4	$10.54	$38	2.80%	–%	5.51%

PIMCO Emerging Market Bond Administrative Class Division:
2014	21	$10.61	$218	6.60%	–%	1.53%
2013	14	$10.45	$144	4.60%	–%	(6.95)%
2012 (9)	–	$11.23	–	–%	–%	12.08%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
PIMCO High Yield Administrative Class Division:
2014	393	$15.22	$5,975	5.28%	–%	3.40%
2013	309	$14.72	$4,549	5.40%	–%	5.75%
2012	283	$13.92	$3,943	5.55%	–%	14.29%
2011	143	$12.18	$1,746	6.63%	–%	3.40%
2010	47	$11.78	$559	6.70%	–%	14.48%

PIMCO Long Term U.S. Government Administrative Class Division:
2014 (2)	2	$11.10	$18	1.84%	–%	11.67%

PIMCO Real Return Administrative Class Division:
2014	805	$12.15	$9,785	1.32%	–%	3.05%
2013	777	$11.79	$9,162	1.63%	–%	(9.17)%
2012	785	$12.98	$10,196	1.02%	–%	8.71%
2011	422	$11.94	$5,038	1.91%	–%	11.69%
2010	129	$10.69	$1,384	1.37%	–%	8.09%

PIMCO Short-Term Administrative Class Division:
2014	1,303	$10.69	$13,921	0.70%	–%	0.75%
2013	862	$10.61	$9,151	0.70%	–%	0.57%
2012	393	$10.55	$4,149	0.92%	–%	2.73%
2011	205	$10.27	$2,102	0.92%	–%	0.49%
2010	60	$10.22	$616	0.83%	–%	2.20%

PIMCO Total Return Administrative Class Division:
2014	2,540	$12.50	$31,748	2.20%	–%	4.25%
2013	2,588	$11.99	$31,022	2.20%	–%	(1.96)%
2012	2,572	$12.23	$31,487	2.67%	–%	9.69%
2011	1,623	$11.15	$18,109	2.52%	–%	3.53%
2010	562	$10.77	$6,047	2.32%	–%	8.13%

Principal LifeTime Strategic Income Class 1 Division:
2014	514	$15.99 to $16.93	$8,216	2.60%	0.00% to 0.75%	4.58% to 3.80%
2013	442	$15.29 to $16.31	$6,751	2.77%	0.00% to 0.75%	5.16%to 4.35%
2012	489	$14.54 to $15.63	$7,113	1.93%	0.00% to 0.75%	9.65% to 8.84%
2011	359	$13.26 to $14.36	$4,761	3.03%	0.00% to 0.75%	3.51% to 2.72%
2010	321	$12.81 to $13.98	$4,110	4.64%	0.00% to 0.75%	11.20% to 10.43%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Principal LifeTime 2010 Class 1 Division:
2014	776	$17.46 to $19.99	$13,553	2.22%	0.00% to 0.75%	4.80% to 4.06%
2013	708	$16.66 to $19.21	$11,790	2.44%	0.00% to 0.75%	10.84% to 9.96%
2012	620	$15.03 to $17.47	$9,320	1.85%	0.00% to 0.75%	11.83% to 10.99%
2011	722	$13.44 to $15.74	$9,708	2.79%	0.00% to 0.75%	1.43% to 0.70%
2010	588	$13.25 to $15.63	$7,787	4.20%	0.00% to 0.75%	13.93% to 13.02%

Principal LifeTime 2020 Class 1 Division:
2014	3,513	$19.19 to $22.10	$67,415	2.40%	0.00% to 0.75%	5.79% to 4.94%
2013	2,849	$18.14 to $21.06	$51,694	2.23%	0.00% to 0.75%	15.98% to 15.14%
2012	2,347	$15.64 to $18.29	$36,711	1.74%	0.00% to 0.75%	14.75% to 13.89%
2011	2,155	$13.63 to $16.06	$29,376	2.46%	0.00% to 0.75%	(1.09)% to (1.77)%
2010	1,798	$13.78 to $16.35	$24,764	3.81%	0.00% to 0.75%	15.12% to 14.18%

Principal LifeTime 2030 Class 1 Division:
2014	2,223	$19.28 to $23.07	$42,871	2.15%	0.00% to 0.75%	6.05% to 5.29%
2013	1,984	$18.18 to $21.91	$36,071	1.96%	0.00% to 0.75%	19.06% to 18.11%
2012	1,870	$15.27 to $18.55	$28,564	1.64%	0.00% to 0.75%	15.59% to 14.72%
2011	1,578	$13.21 to $16.17	$20,856	1.95%	0.00% to 0.75%	(2.22)% to (2.94)%
2010	1,438	$13.51 to $16.66	$19,441	2.30%	0.00% to 0.75%	15.37% to 14.50%

Principal LifeTime 2040 Class 1 Division:
2014	1,334	$20.06 to $24.27	$26,752	2.01%	0.00% to 0.75%	6.25% to 5.38%
2013	1,246	$18.88 to $23.03	$23,523	1.59%	0.00% to 0.75%	22.44% to 21.59%
2012	902	$15.42 to $18.94	$13,901	1.48%	0.00% to 0.75%	16.73% to 15.84%
2011	885	$13.21 to $16.35	$11,694	1.64%	0.00% to 0.75%	(3.22)% to (3.94)%
2010	760	$13.65 to $17.02	$10,369	2.30%	0.00% to 0.75%	15.87% to 14.92%

Principal LifeTime 2050 Class 1 Division:
2014	629	$20.15 to $24.70	$12,678	2.05%	0.00% to 0.75%	6.16% to 5.42%
2013	705	$18.98 to $23.43	$13,379	1.61%	0.00% to 0.75%	23.81% to 22.86%
2012	632	$15.33 to $19.07	$9,682	1.43%	0.00% to 0.75%	17.11% to 16.21%
2011	557	$13.09 to $16.41	$7,288	1.56%	0.00% to 0.75%	(3.96)% to (4.65)%
2010	535	$13.63 to $17.21	$7,293	2.07%	0.00% to 0.75%	16.20% to 15.35%

Principal LifeTime 2060 Class 1 Division:
2014	54	$11.73 to $11.59	$639	0.08%	0.00% to 0.75%	5.58% to 4.79%
2013 (10)	–	$11.11 to $11.06	$1	–%	0.00% to 0.75%	10.99% to 10.49%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Putnam VT Growth & Income Class IB Division:
2014	8	$20.37	$159	1.25%	–%	10.71%
2013	10	$18.40	$187	2.75%	–%	35.69%
2012	14	$13.56	$193	1.98%	–%	19.16%
2011	30	$11.38	$337	1.25%	–%	(4.61)%
2010	20	$11.93	$239	1.85%	–%	14.38%

Putnam VT International Equity Class IB Division:
2014	72	$17.34	$1,245	0.95%	–%	(6.77)%
2013	74	$18.60	$1,376	1.44%	–%	28.19%
2012	65	$14.51	$944	2.59%	–%	22.14%
2011	96	$11.88	$1,136	3.80%	–%	(16.75)%
2010	116	$14.27	$1,661	3.74%	–%	10.02%

Putnam VT Voyager Class IB Division:
2014	1,202	$19.29 to $16.01	$27,632	0.72%	0.00% to 0.75%	9.73% to 8.91%
2013	1,267	$17.58 to $14.70	$26,551	0.78%	0.00% to 0.75%	43.74% to 42.72%
2012	1,373	$12.23 to $10.30	$20,013	0.34%	0.00% to 0.75%	14.19% to 13.31%
2011	1,588	$10.71 to $9.09	$20,287	–%	0.00% to 0.75%	(17.81)% to (18.48)%
2010	1,712	$13.03 to $11.15	$26,639	1.26%	0.00% to 0.75%	20.76% to 19.89%

Real Estate Securities Class 1 Division:
2014	1,204	$64.08 to $50.02	$77,251	1.63%	0.00% to 0.75%	32.81% to 31.81%
2013	1,144	$48.25 to $37.95	$55,289	1.31%	0.00% to 0.75%	4.10% to 3.32%
2012	1,187	$46.35 to $36.73	$55,074	1.41%	0.00% to 0.75%	17.16% to 16.31%
2011	1,151	$39.56 to $31.58	$45,597	–%	0.00% to 0.75%	8.95% to 8.11%
2010	1,125	$36.31 to $29.21	$40,898	3.12%	0.00% to 0.75%	25.68% to 24.78%

SAM Balanced Portfolio Class 1 Division:
2014	4,338	$15.46 to $21.41	$67,150	2.75%	0.00% to 0.75%	6.77% to 6.04%
2013	4,122	$14.48 to $20.19	$59,735	2.66%	0.00% to 0.75%	17.72% to 16.84%
2012	2,741	$12.30 to $17.28	$33,720	0.70%	0.00% to 0.75%	12.74% to 11.92%
2011	2,421	$10.91 to $15.44	$26,418	2.62%	0.00% to 0.75%	1.02% to 0.19%
2010	1,824	$10.80 to $15.41	$19,708	3.49%	0.00% to 0.75%	13.56% to 12.81%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
SAM Conservative Balanced Portfolio Class 1 Division:
2014	2,059	$15.30 to $18.96	$31,509	3.01%	0.00% to 0.75%	6.25% to 5.45%
2013	1,900	$14.40 to $17.98	$27,370	2.90%	0.00% to 0.75%	11.54% to 10.71%
2012	1,498	$12.91 to $16.24	$19,343	0.87%	0.00% to 0.75%	11.20% to 10.33%
2011	1,189	$11.61 to $14.72	$13,811	3.07%	0.00% to 0.75%	2.29% to 1.52%
2010	850	$11.35 to $14.50	$9,648	4.03%	0.00% to 0.75%	11.82% to 11.03%

SAM Conservative Growth Portfolio Class 1 Division:
2014	3,246	$15.15 to $23.68	$49,215	1.79%	0.00% to 0.75%	7.45% to 6.67%
2013	2,997	$14.10 to $22.20	$42,299	1.82%	0.00% to 0.75%	23.14% to 22.18%
2012	2,646	$11.45 to $18.17	$30,335	0.46%	0.00% to 0.75%	14.16% to 13.35%
2011	2,592	$10.03 to $16.03	$26,007	1.96%	0.00% to 0.75%	(0.50)% to (1.23)%
2010	2,255	$10.08 to $16.23	$22,725	3.14%	0.00% to 0.75%	15.20% to 14.38%

SAM Flexible Income Portfolio Class 1 Division:
2014	1,064	$15.40 to $17.76	$16,391	3.66%	0.00% to 0.75%	5.99% to 5.28%
2013	992	$14.53 to $16.87	$14,417	3.44%	0.00% to 0.75%	7.79% to 6.91%
2012	1,104	$13.48 to $15.78	$14,882	1.11%	0.00% to 0.75%	10.67% to 9.81%
2011	845	$12.18 to $14.37	$10,305	3.72%	0.00% to 0.75%	3.40% to 2.64%
2010	555	$11.78 to $14.00	$6,539	4.84%	0.00% to 0.75%	10.51% to 9.72%

SAM Strategic Growth Portfolio Class 1 Division:
2014	3,272	$15.15 to $25.67	$49,595	1.56%	0.00% to 0.75%	8.68% to 7.86%
2013	3,173	$13.94 to $23.80	$44,240	1.41%	0.00% to 0.75%	27.42% to 26.46%
2012	2,934	$10.94 to $18.82	$32,092	0.24%	0.00% to 0.75%	15.52% to 14.69%
2011	2,650	$9.47 to $16.41	$25,094	1.46%	0.00% to 0.75%	(1.87)% to (2.61)%
2010	2,145	$9.65 to $16.85	$20,705	2.36%	0.00% to 0.75%	16.41% to 15.49%

Short-Term Income Class 1 Division:
2014	2,466	$12.54 to $11.98	$30,934	1.72%	0.00% to 0.75%	1.70% to 0.93%
2013	1,905	$12.33 to $11.87	$23,490	1.87%	0.00% to 0.75%	1.15% to 0.42%
2012	1,728	$12.19 to $11.82	$21,065	2.14%	0.00% to 0.75%	5.00% to 4.23%
2011	1,374	$11.61 to $11.34	$15,950	0.14%	0.00% to 0.75%	1.31% to 0.53%
2010	1,012	$11.46 to $11.28	$11,585	2.61%	0.00% to 0.75%	4.28% to 3.49%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
SmallCap Blend Class 1 Division:
2014	1,208	$25.55 to $21.12	$30,861	0.35%	0.00% to 0.75%	4.89% to 4.09%
2013	1,228	$24.36 to $20.29	$29,924	0.33%	0.00% to 0.75%	47.82% to 46.71%
2012	1,262	$16.48 to $13.83	$20,794	–%	0.00% to 0.75%	14.68% to 13.83%
2011	1,350	$14.37 to $12.15	$19,391	0.35%	0.00% to 0.75%	(1.44)% to (2.17)%
2010	1,509	$14.58 to $12.42	$22,001	0.49%	0.00% to 0.75%	24.19% to 23.34%

SmallCap Growth II Class 1 Division:
2014	1,235	$17.17 to $12.72	$26,545	–%	0.00% to 0.75%	6.78% to 5.91%
2013	1,354	$16.08 to $12.01	$27,261	–%	0.00% to 0.75%	47.52% to 46.29%
2012	1,467	$10.90 to $8.21	$20,018	–%	0.00% to 0.75%	16.20% to 15.47%
2011	1,579	$9.38 to $7.11	$18,523	–%	0.00% to 0.75%	(4.38)% to (5.07)%
2010	1,700	$9.81 to $7.49	$20,841	–%	0.00% to 0.75%	26.91% to 25.88%

SmallCap Value I Class 1 Division:
2014	711	$45.98 to $30.09	$32,727	0.76%	0.00% to 0.75%	7.18% to 6.36%
2013	778	$42.90 to $28.29	$33,423	1.06%	0.00% to 0.75%	39.78 to 38.74%
2012	834	$30.69 to $20.39	$25,636	0.80%	0.00% to 0.75%	21.69% to 20.79%
2011	949	$25.22 to $16.88	$23,912	0.04%	0.00% to 0.75%	(3.63)% to (4.36)%
2010	1,040	$26.17 to $17.65	$27,215	0.83%	0.00% to 0.75%	26.06% to 25.09%

T. Rowe Price Equity Income Portfolio II Division:
2014	194	$18.04	$3,504	1.51%	–%	7.13%
2013	193	$16.84	$3,247	1.34%	–%	29.44%
2012	132	$13.01	$1,713	1.90%	–%	16.89%
2011	118	$11.13	$1,315	1.60%	–%	(1.07)%
2010	43	$11.25	$484	1.64%	–%	14.80%

Templeton Developing Markets VIP Class 2 Division:
2014 (21)	438	$14.65	$6,425	1.48%	–%	(8.44)%
2013	446	$16.00	$7,135	2.19%	–%	(0.62)%
2012	409	$16.10	$6,578	1.58%	–%	13.46%
2011	391	$14.19	$5,557	0.97%	–%	(15.89)%
2010	229	$16.87	$3,858	1.57%	–%	17.56%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Templeton Foreign VIP Class 2 Division:
2014 (22)	1,163	$11.08	$12,882	1.88%	–%	(11.08)%
2013	1,082	$12.46	$13,481	2.55%	–%	23.12%
2012	1,132	$10.12	$11,460	3.20%	–%	18.50%
2011	1,109	$8.54	$9,467	1.68%	–%	(10.58)%
2010	608	$9.55	$5,805	1.73%	–%	8.40%

Templeton Global Bond VIP Class 2 Division:
2014 (23)	1,142	$16.00 to $15.57	$18,280	4.92%	0.00% to 0.75%	1.85% to 1.04%
2013	998	$15.71 to $15.41	$15,688	5.04%	0.00% to 0.75%	1.68% to 0.98%
2012	886	$15.45 to $15.26	$13,682	6.09%	0.00% to 0.75%	15.13% to 14.22%
2011	608	$13.42 to $13.36	$8,156	5.60%	0.00% to 0.75%	(4.82)% to (5.25)%
2010	449	$13.54	$6,082	1.27%	–%	14.45%

TOPS Managed Risk Balanced ETF Class 2 Division:
2014	31	$11.95 to $11.72	$372	1.09%	0.00% to 0.75%	3.11% to 2.36%
2013	14	$11.59 to $11.45	$162	0.83%	0.00% to 0.75%	7.91% to 7.11%
2012 (9)	9	$10.74 to $10.69	$95	0.06%	0.00% to 0.75%	6.65% to 6.16%

TOPS Managed Risk Growth ETF Class 2 Division:
2014	287	$12.75 to $12.50	$3,659	0.87%	0.00% to 0.75%	1.27% to 0.56%
2013	277	$12.59 to $12.43	$3,487	0.91%	0.00% to 0.75%	16.04% to 15.09%
2012 (9)	261	$10.85 to $10.80	$2,832	0.03%	0.00% to 0.75%	7.64% to 7.14%

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
2014	108	$12.52 to $12.28	$1,352	1.17%	0.00% to 0.75%	2.79% to 2.08%
2013	22	$12.18 to $12.03	$263	0.84%	0.00% to 0.75%	12.36% to 11.49%
2012 (9)	15	$10.84 to $10.79	$158	0.20%	0.00% to 0.75%	7.43% to 7.04%

Van Eck Global Hard Assets Initial Class Division:
2014	807	$8.88	$7,165	0.08%	–%	(19.05)%
2013	728	$10.97	$7,987	0.66%	–%	10.47%
2012	716	$9.93	$7,104	0.68%	–%	3.44%
2011	447	$9.60	$4,293	1.05%	–%	(16.45)%
2010	383	$11.49	$4,397	0.24%	–%	29.25%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Van Eck Global Hard Assets Class S Division:
2014	92	$7.57 to $7.37	$695	–%	0.00% to 0.75%	(19.38)% to (19.98)%
2013	93	$9.39 to $9.21	$874	0.56%	0.00% to 0.75%	10.34% to 9.51%
2012	116	$8.51 to $8.41	$992	0.71%	0.00% to 0.75%	3.03% to 2.31%
2011 (7)	35	$8.26 to $8.22	$290	–%	0.00% to 0.75%	(16.14)% to (16.55)%

Vanguard VIF Balanced Division:
2014	1,877	$26.38	$49,537	2.21%	–%	9.83%
2013	1,844	$24.02	$44,306	2.42%	–%	19.86%
2012	1,990	$20.04	$39,871	2.68%	–%	12.58%
2011	1,977	$17.80	$35,201	2.61%	–%	3.67%
2010	1,969	$17.17	$33,797	2.91%	–%	11.06%

Vanguard VIF Equity Index Division:
2014	3,837	$23.75	$91,124	1.63%	–%	13.53%
2013	3,650	$20.92	$76,375	1.68%	–%	32.15%
2012	3,507	$15.83	$55,521	1.89%	–%	15.89%
2011	3,484	$13.66	$47,594	1.58%	–%	1.94%
2010	3,325	$13.40	$44,563	1.99%	–%	14.92%

Vanguard VIF Mid-Cap Index Division:
2014	1,490	$31.31	$46,660	0.85%	–%	13.61%
2013	1,250	$27.56	$34,462	0.99%	–%	34.90%
2012	1,090	$20.43	$22,271	1.09%	–%	15.82%
2011	1,058	$17.64	$18,657	0.91%	–%	(2.00)%
2010	884	$18.00	$15,916	0.90%	–%	25.35%

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
2014	73	$23.79 to $21.64	$1,727	1.53%	0.00% to 0.75%	18.06% to 17.16%
2013	62	$20.15 to $18.47	$1,242	1.60%	0.00% to 0.75%	19.66% to 18.78%
2012	75	$16.84 to $15.55	$1,255	1.51%	0.00% to 0.75%	13.02% to 12.19%
2011	68	$14.90 to $13.86	$1,013	2.88%	0.00% to 0.75%	6.50% to 5.64%
2010	83	$13.99 to $13.12	$1,156	1.79%	0.00% to 0.75%	13.28% to 12.52%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
2014	68	$19.73 to $19.08	$1,340	0.73%	0.00% to 0.75%	10.35% to 9.53%
2013	58	$17.88 to $17.42	$1,043	0.95%	0.00% to 0.75%	30.32% to 29.32%
2012	48	$13.72 to $13.47	$657	1.26%	0.00% to 0.75%	19.41% to 18.57%
2011	82	$11.49 to $11.36	$936	0.50%	0.00% to 0.75%	(2.13)% to (2.91)%
2010 (6)	98	$11.74 to $11.70	$1,154	–%	0.00% to 0.75%	17.40% to 17.00%

Wells Fargo Advantage VT Omega Growth Class 2 Division:
2014	346	$20.32 to $19.65	$7,040	–%	0.00% to 0.75%	3.83% to 3.04%
2013	281	$19.57 to $19.07	$5,495	0.12%	0.00% to 0.75%	39.89% to 38.89%
2012	265	$13.99 to $13.73	$3,705	–%	0.00% to 0.75%	20.40% to 19.50%
2011	198	$11.62 to $11.49	$2,299	–%	0.00% to 0.75%	(5.53)% to (6.28)%
2010 (6)	123	$12.30 to $12.26	$1,513	–%	0.00% to 0.75%	26.93% to 26.52%

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholders accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists then a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)
These divisions received payment from affiliate as compensation for foreign income tax credits.  The total returns for these divisions would have been lower without the inclusion of the payment from affiliate.

(5)	Commencement of operations, May 24, 2010. Investment income ratios have been annualized for the period ended December 31, 2010.
(6)	Commencement of operations, July 16, 2010. Investment income ratios have been annualized for the period ended December 31, 2010.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

(7)	Commencement of operations, May 23, 2011. Investment income ratios have been annualized for the period ended December 31, 2011.
(8)	Commencement of operations, April 27, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(9)	Commencement of operations, May 21, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(10)	Commencement of operations, May 20, 2013. Investment income ratios have been annualized for the period ended December 31, 2013.
(11)	Commencement of operations, April 24, 2014. Investment income ratios have been annualized for the period ended December 31, 2014.
(12)	Commencement of operations, May 17, 2014. Investment income ratios have been annualized for the period ended December 31, 2014.
(13)	Represented the operations of Franklin Income Securities Class 2 Division until May 17, 2014.
(14)	Represented the operations of Franklin Mutual Global Discovery Securities Class 2 Division until May 17, 2014.
(15)	Represented the operations of Franklin Mutual Shares Securities Class 2 Division until May 17, 2014.
(16)	Represented the operations of Franklin Rising Dividends Securities Class 2 Division until May 17, 2014.
(17)	Represented the operations of Franklin Small Cap Value Securities Class 2 Division until May 17, 2014.
(18)	Represented the operations of Franklin Strategic Income Securities Class 2 Division until May 17, 2014.
(19)	Represented the operations of Franklin U.S. Government Fund Class 2 Division until May 17, 2014.
(20)	Represented the operations of Goldman Sachs VIT Structured Small Cap Equity Institutional Service Class I Division until May 17, 2014.
(21)	Represented the operations of Templeton Developing Markets Securities Class 2 Division until May 17, 2014.
(22)	Represented the operations of Templeton Foreign Securities Class 2 Division until May 17, 2014.
(23)	Represented the operations of Templeton Global Bond Securities Class 2 Division until May 17, 2014.

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding unit values and total return.

Division	2014 Unit Value ($)	2014 Total Return (%)
Balanced Class 1 Division		8.82
Bond & Mortgage Securities Class 1 Division		5.24
Diversified International Class 1 Division	24.77	(3.20)
Fidelity VIP Contrafund Initial Class Division	50.51
Fidelity VIP Equity-Income Initial Class Division	33.19	8.71
Fidelity VIP High Income Initial Class Division	21.63	1.17
Fidelity VIP Mid Cap Service Class 2 Division	35.96	6.05
Invesco Small Cap Equity Series I Division	17.52	2.40
LargeCap Growth Class 1 Division	24.32
LargeCap Growth I Class 1 Division	35.50	8.63
LargeCap S&P 500 Index Class 1 Division	19.68	13.30
Putnam VT Voyager Class IB Division	23.20	9.74
Real Estate Securities Class 1 Division	68.97
SmallCap Blend Class 1 Division	26.59
SmallCap Growth II Class 1 Division	21.68
SmallCap Value I Class 1 Division	49.28

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division	2013 Unit Value ($)	2013 Total Return (%)
Diversified International Class 1 Division	25.59	–
Fidelity VIP Contrafund Initial Class Division	45.12	–
Fidelity VIP Equity-Income Initial Class Division	30.53	28.17
Fidelity VIP High Income Initial Class Division	–	5.95
Fidelity VIP Mid Cap Service Class 2 Division	33.91	–
Invesco Small Cap Equity Series I Division	17.11	–
LargeCap Growth Class 1 Division	21.89	33.97
LargeCap Growth I Class 1 Division	32.68	36.11
LargeCap S&P 500 Index Class 1 Division	17.37	32.09
MidCap Class 1 Division	–	33.94
Putnam VT Voyager Class IB Division	21.14	–
Real Estate Securities Class 1 Division	51.93	4.11
SmallCap Blend Class 1 Division	25.35	–
SmallCap Growth II Class 1 Division	20.31	–
SmallCap Value I Class 1 Division	45.98	–

Division	2012 Unit Value ($)	2012 Total Return (%)
Asset Allocation Class 1 Division	25.36	–
Balanced Class 1 Division	–	13.06
Diversified International Class 1 Division	21.55	–
Fidelity VIP Contrafund Initial Class Division	34.37	–
Fidelity VIP Equity-Income Initial Class Division	23.82	–
Fidelity VIP Mid Cap Service Class 2 Division	24.96	14.55
Invesco Small Cap Equity Series I Division	12.45	13.91
LargeCap Growth Class 1 Division	16.34	–
LargeCap Growth I Class 1 Division	24.01	–
LargeCap S&P 500 Index Class 1 Division	13.15	–
LargeCap Value Class 1 Division	–	18.57
Putnam VT Voyager Class IB Division	14.71	14.21
Real Estate Securities Class 1 Division	49.88	17.17
SmallCap Blend Class 1 Division	17.15	14.72
SmallCap Growth II Class 1 Division	13.78	16.29
SmallCap Value I Class 1 Division	32.90	21.72

Division	2011 Unit Value ($)	2011 Total Return (%)
Asset Allocation Class 1 Division	22.34	2.15
Diversified International Class 1 Division	18.19	–
DWS Dreman Small Mid Cap Value Class B Division	–	(6.33)
Equity Income Class 1 Division	–	5.37

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2014

Division	2011 Unit Value ($)	2011 Total Return (%)
Fidelity VIP Contrafund Initial Class Division	29.52	(2.54)
Fidelity VIP Equity-Income Initial Class Division	20.31	0.99
Fidelity VIP High Income Initial Class Division	–	4.06
Fidelity VIP Mid Cap Service Class 2 Division	21.79	(10.84)
Franklin Small Cap Value Securities Class 2 Division	–	(3.76)
Invesco Mid Cap Core Equity Series II Division	–	(6.48)
Invesco Small Cap Equity Series I Division	10.93	–
LargeCap Growth Class 1 Division	13.99	(5.73)
LargeCap Growth I Class 1 Division	20.63	–
LargeCap S&P 500 Index Class 1 Division	11.39	1.79
MFS VIT New Discovery Service Class Division	–	(10.48)
MidCap Blend Class 1 Division	–	8.30
Putnam VT Voyager Class IB Division	12.88	(16.80)
Real Estate Securities Class 1 Division	42.57	–
SmallCap Blend Class 1 Division	14.95	–
SmallCap Growth II Class 1 Division	11.85	(4.36)
SmallCap Value I Class 1 Division	27.03	–
Templeton Global Bond Securities Class 2 Division	–	(0.89)

Division	2010 Unit Value ($)	2010 Total Return (%)
American Century VP MidCap Value Class II Division	–	19.03
Asset Allocation Division	21.87	–
Balanced Division	–	13.61
Bond & Mortgage Securities Division	–	11.69
Diversified International Division	20.41	13.70
Fidelity VIP Equity-Income Initial Class Division	20.11	–
Fidelity VIP Contrafund Initial Class Division	30.29	17.22
Fidelity VIP Mid Cap Service Class 2 Division	24.44	28.56
Invesco V.I. Small Cap Equity Series I Division	11.01	28.47
LargeCap Growth Division	14.61	18.40
LargeCap Growth I Division	20.70	19.65
LargeCap S&P 500 Index Division	11.19	–
LargeCap Value Division	–	14.11
MidCap Blend Division	–	24.12
Putnam VT Voyager Class IB Division	15.68	20.80
Real Estate Securities Division	39.08	25.70
SmallCap Blend Division	15.17	24.24
SmallCap Growth II Division	12.39	26.95
SmallCap Value I Division	28.05	26.07

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
Principal Life Insurance Company
We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2014. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2014 and 2013, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Des Moines, Iowa March 25, 2015

Principal Life Insurance Company
Consolidated Statements of Financial Position

	December 31, 2014	December 31, 2013

	(in millions)
Assets
Fixed maturities, available-for-sale (2014 and 2013 include $278.2 million and $272.0 million related to
consolidated variable interest entities)	$46,549.4	$45,524.1
Fixed maturities, trading (2014 and 2013 include $100.4 million and $110.4 million related to consolidated
variable interest entities)	400.3	358.5
Equity securities, available-for-sale	108.9	102.6
Equity securities, trading	191.6	169.7
Mortgage loans	11,164.4	10,819.2
Real estate (2014 and 2013 include $284.9 million and $266.3 million related to consolidated variable
interest entities)	1,340.4	1,266.4
Policy loans	799.0	830.1
Other investments (2014 and 2013 include $40.6 million and $68.1 million related to consolidated variable
interest entities and $127.2 million and $142.9 million measured at fair value under the fair value option)	1,428.4	1,354.1
Total investments	61,982.4	60,424.7
Cash and cash equivalents	1,274.0	2,071.6
Accrued investment income	497.3	523.2
Premiums due and other receivables	1,134.7	1,170.5
Deferred acquisition costs	2,754.6	2,848.8
Property and equipment	544.8	454.1
Goodwill	295.8	299.7
Other intangibles	144.3	151.9
Separate account assets	94,328.4	83,790.3
Other assets	958.5	1,045.7
Total assets	$163,914.8	$152,780.5
Liabilities
Contractholder funds	$33,428.3	$34,627.7
Future policy benefits and claims	19,691.6	18,245.0
Other policyholder funds	744.2	706.4
Short-term debt	154.5	292.4
Long-term debt (2014 and 2013 include $82.3 million and $47.7 million related to consolidated variable
interest entities)	82.3	152.4
Income taxes currently payable	5.3	5.2
Deferred income taxes	1,082.8	552.7
Separate account liabilities	94,328.4	83,790.3
Other liabilities (2014 and 2013 include $344.0 million and $362.4 million related to consolidated variable interest entities, of which $71.0 million and $104.9 million are measured at fair value under the fair
value option)	6,151.7	6,420.2
Total liabilities	155,669.1	144,792.3

Redeemable noncontrolling interest	21.1	208.7

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	5,275.0	5,505.0
Retained earnings	1,817.2	1,738.1
Accumulated other comprehensive income	1,086.7	495.7
Total stockholder's equity attributable to Principal Life Insurance Company	8,181.4	7,741.3
Noncontrolling interest	43.2	38.2
Total stockholder's equity	8,224.6	7,779.5
Total liabilities and stockholder's equity	$163,914.8	$152,780.5

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Revenues
Premiums and other considerations	$3,497.2	$2,862.4	$2,934.9
Fees and other revenues	2,392.7	2,234.6	1,934.8
Net investment income	2,663.5	2,681.5	2,811.8
Net realized capital gains (losses), excluding impairment losses on
available-for-sale securities	136.4	(99.5)	190.7
Net other-than-temporary impairment (losses) recoveries on available-
for-sale securities	28.5	(89.8)	(135.9)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified to (from) other comprehensive
income	(102.2)	(22.0)	17.3
Net impairment losses on available-for-sale securities	(73.7)	(111.8)	(118.6)
Net realized capital gains (losses)	62.7	(211.3)	72.1
Total revenues	8,616.1	7,567.2	7,753.6
Expenses
Benefits, claims and settlement expenses	4,610.0	4,114.5	4,556.6
Dividends to policyholders	177.4	189.0	197.7
Operating expenses	2,603.2	2,376.3	2,154.5
Total expenses	7,390.6	6,679.8	6,908.8
Income before income taxes	1,225.5	887.4	844.8
Income taxes	243.0	173.2	151.5
Net income	982.5	714.2	693.3
Net income attributable to noncontrolling interest	30.0	17.6	18.4
Net income attributable to Principal Life Insurance Company	$952.5	$696.6	$674.9

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2014	2013	2012

	(in millions)

Net income	$982.5	$714.2	$693.3
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	261.2	(477.7)	505.3
Noncredit component of impairment losses on fixed maturities, available-for-sale	61.9	5.1	(6.7)
Net unrealized gains (losses) on derivative instruments	56.6	(6.5)	(47.0)
Foreign currency translation adjustment	(3.7)	—	(9.0)
Net unrecognized postretirement benefit obligation	(8.0)	332.6	(127.4)
Other comprehensive income (loss)	368.0	(146.5)	315.2
Comprehensive income	1,350.5	567.7	1,008.5
Comprehensive income attributable to noncontrolling interest	28.7	18.0	19.6
Comprehensive income attributable to Principal Life Insurance Company	$1,321.8	$549.7	$988.9

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances at January 1, 2012	$2.5	$5,718.1	$1,195.0	$328.6	$350.8	$7,595.0
Distribution to parent	—	(14.4)	—	—	—	(14.4)
Stock-based compensation and
additional related tax benefits	—	43.9	(2.2)	—	—	41.7
Dividends to parent	—	—	(700.0)	—	—	(700.0)
Distributions to noncontrolling interest	—	—	—	—	(10.7)	(10.7)
Deconsolidation of certain variable interest entities	—	—	—	—	(353.2)	(353.2)
Contributions from noncontrolling
interest	—	—	—	—	12.6	12.6
Net income (excludes $1.0 million attributable to
redeemable noncontrolling interests)	—	—	674.9	—	17.4	692.3
Other comprehensive income (excludes $1.2 million
attributable to redeemable noncontrolling interest)	—	—	—	314.0	—	314.0
Balances at December 31, 2012	2.5	5,747.6	1,167.7	642.6	16.9	7,577.3
Distribution to parent	—	(163.8)	—	—	—	(163.8)
Stock-based compensation and additional related
tax benefits	—	47.4	(2.9)	—	—	44.5
Dividends to parent	—	—	(80.0)	—	—	(80.0)
Distributions to noncontrolling interest	—	—	—	—	(2.0)	(2.0)
Contributions from noncontrolling interest	—	—	—	—	2.5	2.5
Sale of subsidiary shares to noncontrolling interest	—	11.5	—	—	20.3	31.8
Adjustments to redemption amount of redeemable
noncontrolling interest	—	(137.7)	(43.3)	—	(3.5)	(184.5)
Net income (excludes $13.6 million attributable to
redeemable noncontrolling interest)	—	—	696.6	—	4.0	700.6
Other comprehensive loss (excludes $0.4 million
attributable to redeemable noncontrolling interest)	—	—	—	(146.9)	—	(146.9)
Balances at December 31, 2013	2.5	5,505.0	1,738.1	495.7	38.2	7,779.5
Distribution to parent	—	(17.7)	—	—	—	(17.7)
Stock-based compensation and additional related
tax benefits	—	50.3	(3.7)	—	—	46.6
Dividends to parent	—	—	(850.0)	—	—	(850.0)
Distributions to noncontrolling interest	—	—	—	—	(22.7)	(22.7)
Contributions from noncontrolling interest	—	—	—	—	7.4	7.4
Adjustments to redemption amount of redeemable
noncontrolling interest	—	(14.9)	(19.7)	—	—	(34.6)
Pension plan transfer due to change in sponsorship	—	(247.7)	—	221.7	—	(26.0)
Net income (excludes $9.7 million attributable to
redeemable noncontrolling interest)	—	—	952.5	—	20.3	972.8
Other comprehensive income (excludes $(1.3) million
attributable to redeemable noncontrolling interest)	—	—	—	369.3	—	369.3
Balances at December 31, 2014	$2.5	$5,275.0	$1,817.2	$1,086.7	$43.2	$8,224.6

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Operating activities
Net income	$982.5	$714.2	$693.3
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs	348.5	170.6	82.3
Additions to deferred acquisition costs	(347.4)	(393.0)	(393.6)
Accrued investment income	25.9	52.8	28.4
Net cash flows for trading securities	14.4	18.5	88.9
Premiums due and other receivables	34.5	(152.7)	75.8
Contractholder and policyholder liabilities and dividends	1,488.2	1,296.8	1,814.5
Current and deferred income taxes	239.3	187.6	2.7
Net realized capital (gains) losses	(62.7)	211.3	(72.1)
Depreciation and amortization expense	107.1	96.8	103.1
Mortgage loans held for sale, sold or repaid, net of gain	43.3	0.2	74.9
Real estate acquired through operating activities	(49.4)	(107.2)	(46.4)
Real estate sold through operating activities	158.0	20.1	41.2
Stock-based compensation	47.5	45.1	41.9
Other	172.3	324.1	663.0
Net adjustments	2,219.5	1,771.0	2,504.6
Net cash provided by operating activities	3,202.0	2,485.2	3,197.9
Investing activities
Available-for-sale securities:
Purchases	(8,598.2)	(8,554.0)	(7,986.7)
Sales	2,100.1	1,521.4	1,193.3
Maturities	6,047.1	7,142.4	6,383.8
Mortgage loans acquired or originated	(2,081.6)	(2,049.5)	(2,442.9)
Mortgage loans sold or repaid	1,671.6	1,989.0	1,545.4
Real estate acquired	(281.7)	(85.6)	(151.8)
Net purchases of property and equipment	(117.9)	(51.2)	(29.6)
Net change in other investments	266.2	213.0	(31.0)
Net cash provided by (used in) investing activities	(994.4)	125.5	(1,519.5)
Financing activities
Proceeds from financing element derivatives	15.1	47.0	51.8
Payments for financing element derivatives	(58.0)	(48.0)	(49.9)
Excess tax benefits from share-based payment arrangements	6.8	7.4	7.9
Purchase of subsidiary shares from noncontrolling interest	(179.9)	—	—
Sale of subsidiary shares to noncontrolling interest	—	31.8	—
Dividends paid to parent	(850.0)	(80.0)	(700.0)
Capital distributions to parent	(17.7)	(163.8)	(14.8)
Issuance of long-term debt	38.5	38.2	9.4
Principal repayments of long-term debt	(100.1)	(14.6)	(0.4)
Net proceeds from (repayments of) short-term borrowings	(137.9)	5.7	23.0
Investment contract deposits	5,349.1	6,355.1	6,401.2
Investment contract withdrawals	(7,088.8)	(8,846.6)	(7,519.8)
Net increase (decrease) in banking operation deposits	30.7	(225.7)	32.0
Other	(13.0)	(4.7)	(14.6)
Net cash used in financing activities	(3,005.2)	(2,898.2)	(1,774.2)
Net decrease in cash and cash equivalents	(797.6)	(287.5)	(95.8)
Cash and cash equivalents at beginning of period	2,071.6	2,359.1	2,454.9
Cash and cash equivalents at end of period	$1,274.0	$2,071.6	$2,359.1

Supplemental Information:
Cash paid for interest	$5.3	$9.2	$10.1
Cash paid for income taxes	$9.0	$19.6	$117.5

Supplemental disclosure of non-cash investing and financing activities:
Assets transferred to parent due to change in pension plan sponsorship	$308.2	$—	$—
Liabilities assumed by parent due to change in pension plan sponsorship	$(282.2)	$—	$—

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“Principal Life”) along with its consolidated subsidiaries is a diversified financial services organization offering retirement services, insurance solutions and asset management in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of Principal Life and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. Entities in which we have significant management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

We have evaluated subsequent events through March 25, 2015, which was the date our consolidated financial statements were issued.

Recent Accounting Pronouncements

Effect on our consolidated
	Date of	financial statements or
Description	adoption	other significant matters

Standards not yet adopted:
Revenue recognition	January 1,	We are currently evaluating
This authoritative guidance replaces all general and most industry specific	2017	the impact this guidance
revenue recognition guidance currently prescribed by U.S. GAAP. The core		will have on our
principle is that an entity recognizes revenue to reflect the transfer of a		consolidated financial
promised good or service to customers in an amount that reflects the		statements.
consideration to which the entity expects to be entitled to in exchange for that good or service.

Discontinued operations	January 1,	This guidance will be
This authoritative guidance amends the definition of discontinued	2015	applied prospectively and
operations and requires entities to provide additional disclosures associated		is not expected to have a
with discontinued operations, as well as disposal transactions that do not		material impact on our
meet the discontinued operations criteria. The guidance requires discontinued		consolidated financial
operations treatment for disposals of a component or group of components		statements.
that represents a strategic shift that has or will have a major impact on an entity’s operations or financial results. The guidance also expands the scope to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale.

Standards adopted:
Foreign currency cumulative translation adjustment	January 1,	The guidance was adopted
This authoritative guidance clarifies how the cumulative translation	2014	prospectively and did not
adjustment related to a parent’s investment in a foreign entity should be		have a material impact on
released when certain transactions related to the foreign entity occur.		our consolidated
financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Effect on our consolidated
	Date of	financial statements or
Description	adoption	other significant matters
Accumulated other comprehensive income	January 1,	See Note 14, Stockholder's
This authoritative guidance requires entities to disclose additional	2013	Equity, for further details.
information about items reclassified out of accumulated other comprehensive
income (“AOCI”). Entities are required to disclose information regarding		The guidance did not have a
changes in AOCI balances by component and significant items reclassified		material impact on our
out of AOCI by component either on the face of the income statement or as		consolidated financial
a separate footnote to the financial statements.		statements.

Balance sheet offsetting	January 1,	See Note 5, Investments, for
This authoritative guidance requires disclosures about assets and liabilities	2013	further details.
that are offset or have the potential to be offset. These disclosures are
intended to address differences in the asset and liability offsetting		The guidance did not have a
requirements under U.S. GAAP and International Financial Reporting		material impact on our
Standards. The guidance further clarifies that the disclosure requirements		consolidated financial
apply to derivative instruments, including bifurcated embedded derivatives,		statements.
repurchase and reverse repurchase agreements and securities borrowing and securities lending arrangements that are either offset on the balance sheet or subject to an enforceable master netting arrangement or similar agreement.
Retrospective application was required.

Presentation of comprehensive income	January 1,	See Consolidated
This authoritative guidance changes the presentation of comprehensive	2012	Statements of
income in the financial statements. The guidance eliminates the presentation		Comprehensive Income and
options contained in previous guidance and instead requires entities to report		Note 14, Stockholder's
components of comprehensive income in either a continuous statement		Equity, for further details.
of comprehensive income or two separate but consecutive statements that
show the components of net income and other comprehensive income		The guidance did not have a
("OCI"), including adjustments for items that are reclassified from OCI to		material impact on our
net income. The guidance does not change the items that must be reported		consolidated financial
in OCI or when an item of OCI must be reclassified to net income.		statements.

Fair value measurement and disclosure requirements	January 1,	See Note 15, Fair Value
This authoritative guidance clarifies and changes fair value measurement	2012	Measurements, for further
and disclosure requirements. This guidance expands existing disclosure		details.
requirements for fair value measurements and makes other amendments but
does not require additional fair value measurements.		The guidance did not have a
material impact on our
consolidated financial
statements.

Capitalized costs incurred by insurance companies	January 1,	We adopted the guidance
This authoritative guidance modifies the definition of the types of costs	2012	retrospectively.
incurred by insurance entities that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014
Use of Estimates in the Preparation of Financial Statements
The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the deferred acquisition costs (“DAC”) and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our pension and other postretirement benefit obligations and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Closed Block
We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments
Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain nonredeemable preferred securities. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.
The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.
Real estate investments are reported at cost less accumulated depreciation. The initial cost basis of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $171.8 million and $179.5 million as of December 31, 2014 and 2013, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.
Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on certain seed money investments, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments on equity method investments. Investment gains and losses on sales of certain real estate held for sale that do not meet the criteria for classification as a discontinued operation and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).
Policy loans and other investments are primarily reported at cost, excluding seed money investments, other investment funds, derivative assets, commercial mortgage loans of consolidated VIEs for which the fair value option was elected and equity method real estate investments for which the fair value option was elected.
Derivatives
Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate options, swaptions, futures, currency swaps, equity options, credit default swaps and total return swaps. Derivatives may be exchange traded, cleared through centralized clearinghouses or contracted in the over-the-counter market without being cleared. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.
Accounting and Financial Statement Presentation. We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.
Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.
Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.
Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.
Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.
We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.
Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.
If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of OCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income.
Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.
Contractholder and Policyholder Liabilities
Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, term life insurance, participating traditional individual life insurance, group life insurance, health insurance and disability income policies, as well as a provision for dividends on participating policies.
Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014
We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.
Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.
Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.
Participating business represented approximately 11%, 12% and 13% of our life insurance in force and 40%, 43% and 47% of the number of life insurance policies in force at December 31, 2014, 2013 and 2012, respectively. Participating business represented approximately 53%, 58% and 61% of life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.
Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.
The liability for unpaid disability and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.
Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits
Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.
Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.
Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.
Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.
Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.
Deferred Acquisition Costs
Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs of contract acquisition for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.
DAC for universal life-type insurance contracts, participating life insurance policies and certain investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profits (“EGPs”) or, in certain circumstances, estimated gross revenues. This amortization is adjusted in the current period when EGPs or estimated gross revenues are revised. For individual variable life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DAC. The DAC of nonparticipating term life insurance and individual disability policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.
DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.
Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our statement of financial position.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2014 and 2013, we had $337.7 million and $282.0 million of net ceded reinsurance recoverables related to claims that have been received, respectively. At December 31, 2014 and 2013, our largest exposures to a single third party reinsurer was in our life insurance business, which totaled $38.9 billion and $35.9 billion of life insurance in force, representing 16% and 17% of total net life insurance in force, respectively. The reinsurance recoverable relating to claims received that are associated to this single third party reinsurer recorded in our consolidated statements of financial position was $48.1 million and $31.3 million at December 31, 2014 and 2013, respectively.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Premiums and other considerations:
Direct	$3,755.4	$3,132.8	$3,212.1
Assumed	143.9	102.0	59.3
Ceded	(402.10)	(372.40)	(336.50)
Net premiums and other considerations	$3,497.2	$2,862.4	$2,934.9

Benefits, claims and settlement expenses:
Direct	4,650.6	4,190.1	4,575.5
Assumed	289.6	204.5	157.9
Ceded	(330.20)	(280.10)	(176.80)
Net benefits, claims and settlement expenses	$4,610.0	$4,114.5	$4,556.6
Separate Accounts
The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.
At December 31, 2014 and 2013, the separate accounts include a separate account valued at $205.4 million and $223.1 million, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.
Income Taxes
Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes all of our qualifying subsidiaries. In addition, we file income tax returns in all states in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Goodwill and Other Intangibles
Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite‑lived intangible assets are not amortized. Rather, they are tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level, which is a business one level below the operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite‑lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.
Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.
2. Related Party Transactions
We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2014, 2013 and 2012, we received $334.5 million, $327.1 million and $274.0 million, respectively, of expense reimbursements from affiliated entities.
We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $400.7 million and $359.1 million at December 31, 2014 and 2013, respectively, and earned interest of $0.3 million, $0.4 million and $1.0 million during 2014, 2013 and 2012, respectively.
We have short-term affiliated debt and long-term affiliated debt with our parent. See Note 10, Debt, for additional information.
We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $1,853.6 million and $1,481.4 million as of December 31, 2014 and 2013, respectively. In addition, we recognized premiums and other fees of $278.1 million, $223.6 million and $168.4 million for the years ended December 31, 2014, 2013 and 2012, respectively, associated with this agreement. Furthermore, we recognized expenses of $473.1 million, $428.6 million and $377.1 million for the years ended December 31, 2014, 2013 and 2012, respectively, associated with this agreement.
We receive commission fees, distribution and services fees from Principal Funds for distributing proprietary products on their behalf. Furthermore, we receive management and administrative fees from Principal Funds for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $377.4 million, $407.9 million and $342.1 million for the years ended December 31, 2014, 2013 and 2012, respectively. In addition, we pay commission expense to affiliated registered representatives to sell proprietary products. Commission expense was $66.8 million, $87.8 million and $77.5 million for the years ended December 31, 2014, 2013 and 2012, respectively.
Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.
Effective November 2014, PFG became the sponsor of the defined benefit pension plans for both employees and individual field agents. Prior to November 2014, we were the sponsor of these plans. In connection with the change in sponsorship, we transferred $308.2 million of assets to PFG and PFG assumed $282.2 million of liabilities from us. In addition, we were allocated $9.6 million from PFG related to the defined benefit pension plans after the change in sponsorship was effective. See Note 12, Employee and Agent Benefits, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

3. Goodwill and Other Intangible Assets
Goodwill
The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement	Principal	U.S.
	and Investor	Global	Insurance
	Services	Investors	Solutions	Consolidated

	(in millions)
Balance at January 1, 2013	$18.7	$223.4	$53.9	$296.0
Goodwill from acquisitions	—	—	2.5	2.5
Foreign currency	—	1.2	—	1.2
Balance at December 31, 2013	18.7	224.6	56.4	299.7
Foreign currency	—	(3.9)	—	(3.9)
Balance at December 31, 2014	$18.7	$220.7	$56.4	$295.8
Finite Lived Intangible Assets
Finite lived intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 14 years were as follows:

	December 31,
	2014			2013
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	value	amortization	value	value	amortization	value

	(in millions)
Total finite lived intangible assets	$77.4	$27.6	$49.8	$94.5	$37.1	$57.4
During 2014, 2013 and 2012, we fully amortized finite lived intangible assets of $15.8 million, $5.2 million and $5.0 million, respectively.
The amortization expense for intangible assets with finite useful lives was $6.7 million, $6.5 million and $6.3 million for 2014, 2013 and 2012, respectively. At December 31, 2014, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2015	$5.4
2016	5.4
2017	5.4
2018	5.2
2019	5.3
Indefinite Lived Intangible Assets
The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31, 2014 and 2013. This represents our share of the purchase price from our parent’s 2006 acquisition of WM Advisors, Inc. related to investment management contracts that are not subject to amortization. We were allocated $99.9 million of the purchase price based on the fact that we will benefit from our parent’s acquisition, which also included $3.2 million related to goodwill and $2.2 million related to amortizable finite lived intangible assets that were subject to a three-year amortization period.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

4. Variable Interest Entities

We have relationships with and may have a variable interest in various types of special purpose entities. Following is a discussion of our interest in entities that meet the definition of a VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. For VIEs that are investment companies, the primary beneficiary is the enterprise who absorbs the majority of the entity’s expected losses, receives a majority of the expected residual returns or both. On an ongoing basis, we assess whether we are the primary beneficiary of VIEs in which we have a relationship.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We have determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our continuing interest in the trusts.

Collateralized Private Investment Vehicle

We invest in synthetic collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as “collateralized private investment vehicles”). The performance of the notes of these structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives and the notes due at maturity or termination of the trusts. We determined we are the primary beneficiary for one of these entities because we act as the investment manager of the underlying portfolio and we have an ownership interest.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities (“CMBS”) certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We have determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick out rights of the special servicer.

Real Estate

During the third quarter of 2014, we re-evaluated our consolidation conclusions for certain real estate limited partnerships and limited liability companies. We determined the entities were properly consolidated in the financial statements, but should have been consolidated under the VIE model as opposed to the voting interest model. As a result, we have included the consolidation impacts of these entities within the current and prior period VIE disclosures.

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. These entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse are as follows:

		Collateralized
		private investment
	Grantor trusts	vehicle	CMBS	Real estate	Total

	(in millions)
December 31, 2014
Fixed maturities, available-for-sale	$278.2	$—	$—	$—	$278.2
Fixed maturities, trading	—	100.4	—	—	100.4
Real estate	—	—	—	284.9	284.9
Other investments	—	—	35.0	5.6	40.6
Cash	—	—	—	4.7	4.7
Accrued investment income	0.4	—	0.2	1.4	2.0
Other assets	—	—	—	0.3	0.3
Total assets	$278.6	100.4	35.2	$296.9	$711.1
Long-term debt	$—	$—	$—	$82.3	$82.3
Income taxes currently payable	—	—	—	10.6	10.6
Deferred income taxes	1.5	—	—	(0.4)	1.1
Other liabilities (1)	239.1	85.6	4.8	14.5	344.0
Total liabilities	$240.6	$85.6	$4.8	$107.0	$438.0
December 31, 2013
Fixed maturities, available-for-sale	$272.0	$—	$—	$—	$272.0
Fixed maturities, trading	—	110.4	—	—	110.4
Real estate	—	—	—	266.3	266.3
Other investments	—	—	68.1	—	68.1
Cash	—	—	—	12.0	12.0
Accrued investment income	0.3	—	0.5	1.1	1.9
Other assets	—	—	—	0.1	0.1
Total assets	$272.3	$110.4	$68.6	$279.5	$730.8
Long-term debt	$—	$—	$—	$47.7	47.7
Deferred income taxes	1.5	—	—	—	$1.5
Other liabilities (1)	217.2	93.8	31.4	20.0	362.4
Total liabilities	$218.7	$93.8	$31.4	$67.7	$411.6

(1)
Grantor trusts contain an embedded derivative of a forecasted transaction to deliver the underlying securities; the collateralized private investment vehicle includes derivative liabilities and an obligation to redeem notes at maturity or termination of the trust.

We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2014 and 2013.
Unconsolidated Variable Interest Entities
Invested Securities
We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.
Unconsolidated VIEs include CMBS, residential mortgage-backed pass-through securities (“RMBS”) and other asset-backed securities (“ABS”). All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

As previously discussed, we invest in several types of collateralized private investment vehicles, which are VIEs. These include cash and synthetic structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.
We have invested in various VIE trusts as a debt holder. All of these entities are classified as VIEs due to insufficient equity to sustain them. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.
We have invested in partnerships and other funds, some of which are classified as VIEs. Some of these entities have returns in the form of income tax credits. These entities are classified as VIEs as the general partners do not have equity investments at risk in the entities. We have determined we are not the primary beneficiary because we are not the general partner, who makes all the significant decisions for the entities. Other limited partnerships and fund interests have returns from investment income. These entities are classified as VIEs as the decision makers do not have equity investments at risk in the entities. We have determined we are not the primary beneficiary because we do not make the significant decisions for the entities, or our variable interest does not absorb the majority of the variability of the entities’ net assets.
The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)

	(in millions)
December 31, 2014
Fixed maturities, available-for-sale:
Corporate	$456.7	$353.3
Residential mortgage-backed pass-through securities	2,805.2	2,687.0
Commercial mortgage-backed securities	3,975.5	3,896.9
Collateralized debt obligations	504.1	521.2
Other debt obligations	4,616.4	4,583.4
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	34.4	34.4
Commercial mortgage-backed securities	1.5	1.5
Collateralized debt obligations	39.4	39.4
Other debt obligations	0.2	0.2
Other investments:
Other limited partnership and fund interests	173.1	173.1

December 31, 2013
Fixed maturities, available-for-sale:
Corporate	$523.4	$448.2
Residential mortgage-backed pass-through securities	2,823.6	2,779.2
Commercial mortgage-backed securities	4,026.4	4,078.0
Collateralized debt obligations	363.4	391.9
Other debt obligations	4,167.8	4,157.5
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	47.5	47.5
Commercial mortgage-backed securities	1.8	1.8
Collateralized debt obligations	59.6	59.6
Other debt obligations	1.2	1.2
Other investments:
Other limited partnership and fund interests	123.5	123.5

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale and other investments. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Sponsored Investment Funds

We provide asset management and other services to certain investment structures that are considered VIEs as we generally earn performance-based management fees. We are not the primary beneficiary of these entities as we do not have the obligation to absorb losses of the entities that could be potentially significant to the VIE or the right to receive benefits from these entities that could be potentially significant.
5. Investments

Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale are summarized as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)

	(in millions)
December 31, 2014
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,074.5	$39.1	$2.9	$1,110.7	$—
Non-U.S. governments	357.2	90.8	1.4	446.6	—
States and political subdivisions	3,891.0	289.3	4.1	4,176.2	—
Corporate	26,953.6	2,149.2	188.1	28,914.7	18.3
Residential mortgage-backed pass-through securities	2,687.0	124.5	6.3	2,805.2	—
Commercial mortgage-backed securities	3,896.9	141.5	62.9	3,975.5	88.9
Collateralized debt obligations	521.2	3.5	20.6	504.1	1.3
Other debt obligations	4,583.4	57.5	24.5	4,616.4	66.9
Total fixed maturities, available-for-sale	$43,964.8	$2,895.4	$310.8	$46,549.4	$175.4
Total equity securities, available-for-sale	$113.1	$5.6	$9.8	$108.9
December 31, 2013
Fixed maturities, available-for-sale:
U.S. government and agencies	$807.0	$12.7	$50.0	$769.7	$—
Non-U.S. governments	451.4	73.3	1.1	523.6	—
States and political subdivisions	3,597.0	120.8	85.4	3,632.4	—
Corporate	27,677.2	1,811.1	271.1	29,217.2	17.2
Residential mortgage-backed pass-through securities	2,779.2	91.1	46.7	2,823.6	—
Commercial mortgage-backed securities	4,078.0	170.6	222.2	4,026.4	183.4
Collateralized debt obligations	391.9	6.0	34.5	363.4	0.7
Other debt obligations	4,157.5	51.8	41.5	4,167.8	76.3
Total fixed maturities, available-for-sale	$43,939.2	$2,337.4	$752.5	$45,524.1	$277.6
Total equity securities, available-for-sale	$108.2	$7.7	$13.3	$102.6

(1)
Excludes $167.5 million and $148.6 million as of December 31, 2014 and December 31, 2013, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The amortized cost and fair value of fixed maturities available-for-sale at December 31, 2014, by expected maturity, were as follows:

	Amortized cost	Fair value

	(in millions)
Due in one year or less	$2,597.2	$2,626.7
Due after one year through five years	12,782.3	13,303.7
Due after five years through ten years	7,582.6	8,025.4
Due after ten years	9,314.2	10,692.4
Subtotal	32,276.3	34,648.2
Mortgage-backed and other asset-backed securities	11,688.5	11,901.2
Total	$43,964.8	$46,549.4
Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

Major categories of net investment income are summarized as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Fixed maturities, available-for-sale	$2,017.0	$2,109.3	$2,228.5
Fixed maturities, trading	12.2	11.2	15.1
Equity securities, available-for-sale	5.4	6.9	8.3
Equity securities, trading	6.5	2.8	2.9
Mortgage loans	563.4	565.2	588.9
Real estate	103.2	60.7	70.6
Policy loans	43.8	43.5	47.1
Cash and cash equivalents	3.7	4.4	4.9
Derivatives	(87.9)	(115.2)	(129.8)
Other	71.1	67.2	54.5
Total	2,738.4	2,756.0	2,891.0
Investment expenses	(74.9)	(74.5)	(79.2)
Net investment income	$2,663.5	$2,681.5	$2,811.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Net Realized Capital Gains and Losses

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$85.0	$37.9	$26.4
Gross losses	(40.7)	(115.2)	(143.9)
Other-than-temporary impairment losses reclassified
to (from) OCI	(102.2)	(22.0)	17.3
Hedging, net	(21.4)	(115.5)	(27.5)
Fixed maturities, trading	8.9	(5.2)	4.9
Equity securities, available-for-sale:
Gross gains	10.2	0.8	0.5
Gross losses	(0.3)	(0.3)	(0.9)
Equity securities, trading	10.8	22.4	26.3
Mortgage loans	(9.4)	(16.0)	(51.0)
Derivatives	60.4	(22.9)	(21.7)
Other	61.4	24.7	241.7
Net realized capital gains (losses)	$62.7	$(211.3)	$72.1
Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $2,068.9 million, $1,493.7 million and $1,119.3 million in 2014, 2013 and 2012, respectively.
Other-Than-Temporary Impairments
We have a process in place to identify fixed maturity and equity securities that could potentially have a credit impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.
Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized.
Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Fixed maturities, available-for-sale	$18.5	$(89.5)	$(135.5)
Equity securities, available-for-sale	10.0	(0.3)	(0.4)
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	28.5	(89.8)	(135.9)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified to (from) OCI (1)	(102.2)	(22.0)	17.3
Net impairment losses on available-for-sale securities	$(73.7)	$(111.8)	$(118.6)

(1)
Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.
The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Beginning balance	$(235.4)	$(329.0)	$(428.0)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(7.2)	(15.1)	(21.3)
Credit losses for which an other-than-temporary impairment was
previously recognized	(67.4)	(75.9)	(80.0)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	163.1	172.0	191.9
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	6.6	12.6	8.4
Ending balance	$(140.3)	$(235.4)	$(329.0)
(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

	December 31, 2014
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$200.3	$0.7	$95.0	$2.2	$295.3	$2.9
Non-U.S. governments	13.5	1.4	—	—	13.5	1.4
States and political subdivisions	208.1	0.7	210.5	3.4	418.6	4.1
Corporate	3,005.9	75.1	1,091.1	113.0	4,097.0	188.1
Residential mortgage-backed pass-
through securities	18.0	—	395.3	6.3	413.3	6.3
Commercial mortgage-backed
securities	375.3	3.0	395.0	59.9	770.3	62.9
Collateralized debt obligations	114.8	1.0	112.0	19.6	226.8	20.6
Other debt obligations	971.2	3.5	432.7	21.0	1,403.9	24.5
Total fixed maturities, available-for-sale	$4,907.1	$85.4	$2,731.6	$225.4	$7,638.7	$310.8
Total equity securities, available-for-sale	$10.0	$—	$36.0	$9.8	$46.0	$9.8
Our consolidated portfolio consists of fixed maturities where 80% were investment grade (rated AAA through BBB-) with an average price of 96 (carrying value/amortized cost) at December 31, 2014. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2014, due primarily to a decrease in interest rates.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 685 securities with a carrying value of $4,907.1 million and unrealized losses of $85.4 million reflecting an average price of 98 at December 31, 2014. Of this portfolio, 77% was investment grade (rated AAA through BBB-) at December 31, 2014, with associated unrealized losses of $44.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 429 securities with a carrying value of $2,731.6 million and unrealized losses of $225.4 million. The average rating of this portfolio was A with an average price of 92 at December 31, 2014. Of the $225.4 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $59.9 million in unrealized losses with an average price of 87 and an average credit rating of A-. The remaining unrealized losses consist primarily of $113.0 million within the corporate sector at December 31, 2014. The average price of the corporate sector was 91 and the average credit rating was BBB+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2014.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2013
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$517.2	$49.2	$9.2	$0.8	$526.4	$50.0
Non-U.S. governments	23.7	1.1	—	—	23.7	1.1
States and political subdivisions	1,319.0	75.0	46.1	10.4	1,365.1	85.4
Corporate	3,757.8	143.5	1,033.8	127.6	4,791.6	271.1
Residential mortgage-backed pass-
through securities	1,150.3	38.2	85.9	8.5	1,236.2	46.7
Commercial mortgage-backed
securities	683.7	15.3	495.6	206.9	1,179.3	222.2
Collateralized debt obligations	88.8	1.4	47.4	33.1	136.2	34.5
Other debt obligations	1,359.0	16.1	287.9	25.4	1,646.9	41.5
Total fixed maturities, available-for-sale	$8,899.5	$339.8	$2,005.9	$412.7	$10,905.4	$752.5
Total equity securities, available-for-sale	$16.7	$0.3	$48.3	$13.0	$65.0	$13.3

Our consolidated portfolio consists of fixed maturities where 87% were investment grade (rated AAA through BBB-) with an average price of 94 (carrying value/amortized cost) at December 31, 2013. Gross unrealized losses in our fixed maturities portfolio decreased slightly during the year ended December 31, 2013, due to spread improvements.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,154 securities with a carrying value of $8,899.5 million and unrealized losses of $339.8 million reflecting an average price of 96 at December 31, 2013. Of this portfolio, 94% was investment grade (rated AAA through BBB-) at December 31, 2013, with associated unrealized losses of $325.9 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 359 securities with a carrying value of $2,005.9 million and unrealized losses of $412.7 million. The average rating of this portfolio was BBB- with an average price of 83 at December 31, 2013. Of the $412.7 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $206.9 million in unrealized losses with an average price of 71 and an average credit rating of BB-. The remaining unrealized losses consist primarily of $127.6 million within the corporate sector at December 31, 2013. The average price of the corporate sector was 89 and the average credit rating was BBB+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2013.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in fixed maturities available-for-sale, equity securities available-for-sale and derivative instruments in cash flow hedge relationships are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances and applicable income taxes was as follows:

	December 31, 2014	December 31, 2013

	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$2,712.3	$1,893.0
Noncredit component of impairment losses on fixed maturities, available-for-sale	(175.4)	(277.6)
Net unrealized losses on equity securities, available-for-sale	(4.2)	(5.6)
Adjustments for assumed changes in amortization patterns	(346.8)	(265.9)
Adjustments for assumed changes in policyholder liabilities	(849.3)	(498.0)
Net unrealized gains on derivative instruments	203.8	107.1
Net unrealized gains on equity method subsidiaries and noncontrolling interest
adjustments	42.9	45.6
Provision for deferred income taxes	(553.5)	(348.5)
Net unrealized gains on available-for-sale securities and derivative instruments	$1,029.8	$650.1

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.
Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2014	December 31, 2013

	(in millions)
Commercial mortgage loans	$10,684.0	$10,282.5
Residential mortgage loans	536.4	605.7
Total amortized cost	11,220.4	10,888.2

Valuation allowance	(56.0)	(69.0)
Total carrying value	$11,164.4	$10,819.2

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. We purchased $99.0 million, $44.9 million and $62.3 million of residential mortgage loans in 2014, 2013 and 2012, respectively. We sold $34.6 million, $0.0 million and $0.0 million of residential mortgage loans in 2014, 2013 and 2012, respectively. We purchased $57.3 million, $166.1 million and $149.1 million of commercial mortgage loans in 2014, 2013 and 2012, respectively. We sold $0.2 million, $13.0 million and $31.1 million of commercial mortgage loans in 2014, 2013 and 2012, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2014		December 31, 2013

	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total

	(in millions)
Geographic distribution
New England	$528.0	4.9%	$528.5	5.1%
Middle Atlantic	2,951.0	27.7	2,489.0	24.1
East North Central	442.1	4.1	519.9	5.1
West North Central	233.3	2.2	302.9	2.9
South Atlantic	1,970.9	18.5	1,949.5	19.0
East South Central	197.4	1.8	192.8	1.9
West South Central	1,023.9	9.6	830.3	8.1
Mountain	772.0	7.2	747.1	7.3
Pacific	2,565.4	24.0	2,722.5	26.5
Total	$10,684.0	100.0%	$10,282.5	100.0%

Property type distribution
Office	$3,646.1	34.1%	$3,360.5	32.6%
Retail	2,512.1	23.5	2,668.5	26.0
Industrial	1,916.1	18.0	1,766.2	17.2
Apartments	2,200.5	20.6	1,911.2	18.6
Hotel	331.5	3.1	333.1	3.2
Mixed use/other	77.7	0.7	243.0	2.4
Total	$10,684.0	100.0%	$10,282.5	100.0%
Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $283.5 million and $394.9 million and first lien mortgages with an amortized cost of $252.9 million and $210.8 million as of December 31, 2014 and December 31, 2013, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of a Standard & Poor’s (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2014
	Brick and mortar	CTL	Total

	(in millions)
A- and above	$9,098.6	$168.8	$9,267.4
BBB+ thru BBB-	1,019.4	178.5	1,197.9
BB+ thru BB-	148.3	—	148.3
B+ and below	68.8	1.6	70.4
Total	$10,335.1	$348.9	$10,684.0

	December 31, 2013
	Brick and mortar	CTL	Total

	(in millions)
A- and above	$8,067.1	$194.5	$8,261.6
BBB+ thru BBB-	1,444.3	250.0	1,694.3
BB+ thru BB-	155.4	0.1	155.5
B+ and below	169.1	2.0	171.1
Total	$9,835.9	$446.6	$10,282.5

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2014
	Home equity	First liens	Total

	(in millions)
Performing	$268.4	$247.6	$516.0
Nonperforming	15.0	5.4	20.4
Total	$283.4	$253.0	$536.4

	December 31, 2013
	Home equity	First liens	Total

	(in millions)
Performing	$378.3	$203.6	$581.9
Nonperforming	16.6	7.2	23.8
Total	$394.9	$210.8	$605.7
Non-Accrual Mortgage Loans
Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2014	December 31, 2013

	(in millions)
Commercial:
Brick and mortar	$9.6	$33.2
Residential:
Home equity	15.0	16.6
First liens	5.4	7.2
Total	$30.0	$57.0

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2014
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans

	(in millions)
Commercial-brick and mortar	$—	$4.5	$0.7	$5.2	$10,329.9	$10,335.1
Commercial-CTL	—	—	—	—	348.9	348.9
Residential-home equity	2.3	1.2	3.4	6.9	276.5	283.4
Residential-first liens	0.3	1.1	4.3	5.7	247.3	253.0
Total	$2.6	$6.8	$8.4	$17.8	$11,202.6	$11,220.4

	December 31, 2013
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans

	(in millions)
Commercial-brick and mortar	$—	$—	$16.7	$16.7	$9,819.2	$9,835.9
Commercial-CTL	—	—	—	—	446.6	446.6
Residential-home equity	4.4	1.0	3.0	8.4	386.5	394.9
Residential-first liens	1.2	0.3	5.6	7.1	203.7	210.8
Total	$5.6	$1.3	$25.3	$32.2	$10,856.0	$10,888.2
We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2014 or December 31, 2013.
Mortgage Loan Valuation Allowance
We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historic loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014
A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2014
Beginning balance	$28.7	$40.3	$69.0
Provision	(0.9)	7.9	7.0
Charge-offs	(0.9)	(22.7)	(23.6)
Recoveries	—	3.6	3.6
Ending balance	$26.9	$29.1	$56.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$8.8	$11.2
Collectively evaluated for impairment	24.5	20.3	44.8
Allowance ending balance	$26.9	$29.1	$56.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$26.4	$30.8
Collectively evaluated for impairment	10,679.6	510.0	11,189.6
Loan ending balance	$10,684.0	$536.4	$11,220.4

For the year ended December 31, 2013
Beginning balance	$51.8	$44.4	$96.2
Provision	4.1	11.1	15.2
Charge-offs	(28.0)	(18.3)	(46.3)
Recoveries	0.8	3.1	3.9
Ending balance	$28.7	$40.3	$69.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$9.8	$12.2
Collectively evaluated for impairment	26.3	30.5	56.8
Allowance ending balance	$28.7	$40.3	$69.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$31.4	$35.8
Collectively evaluated for impairment	10,278.1	574.3	10,852.4
Loan ending balance	$10,282.5	$605.7	$10,888.2

For the year ended December 31, 2012
Beginning balance	$64.8	$36.0	$100.8
Provision	13.5	39.9	53.4
Charge-offs	(26.7)	(35.1)	(61.8)
Recoveries	0.2	3.6	3.8
Ending balance	$51.8	$44.4	$96.2
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$9.8	$12.2
Collectively evaluated for impairment	49.4	34.6	84.0
Allowance ending balance	$51.8	$44.4	$96.2
Loan balance by basis of impairment method:
Individually evaluated for impairment	$13.6	$37.5	$51.1
Collectively evaluated for impairment	10,205.9	664.6	10,870.5
Loan ending balance	$10,219.5	$702.1	$10,921.6
Impaired Mortgage Loans
Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2014
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance

	(in millions)
With no related allowance recorded:
Commercial-brick and mortar	$5.2	$6.7	$—
Residential-first liens	3.4	3.4	—
With an allowance recorded:
Commercial-brick and mortar	4.4	4.4	2.4
Residential-home equity	16.5	17.1	8.2
Residential-first liens	6.4	6.4	0.6
Total:
Commercial	$9.6	$11.1	$2.4
Residential	$26.3	$26.9	$8.8

	December 31, 2013
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance

	(in millions)
With no related allowance recorded:
Commercial-brick and mortar	$21.5	$32.7	$—
Residential-first liens	4.6	4.6	—
With an allowance recorded:
Commercial-brick and mortar	4.4	4.4	2.4
Residential-home equity	19.5	19.7	9.2
Residential-first liens	7.3	6.2	0.6
Total:
Commercial	$25.9	$37.1	$2.4
Residential	$31.4	$30.5	$9.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	Average
	recorded	Interest income
	investment	recognized

	(in millions)
For the year ended December 31, 2014
With no related allowance recorded:
Commercial-brick and mortar	$13.4	$—
Residential-first liens	4.0	—
With an allowance recorded:
Commercial-brick and mortar	4.4	0.2
Residential-home equity	18.0	0.6
Residential-first liens	6.9	0.2
Total:
Commercial	$17.8	$0.2
Residential	$28.9	$0.8

For the year ended December 31, 2013
With no related allowance recorded:
Commercial-brick and mortar	$22.2	$0.2
Residential-first liens	7.2	—
With an allowance recorded:
Commercial-brick and mortar	4.4	0.3
Residential-home equity	20.2	1.1
Residential-first liens	7.1	0.2
Total:
Commercial	$26.6	$0.5
Residential	$34.5	$1.3

For the year ended December 31, 2012
With no related allowance recorded:
Commercial-brick and mortar	$11.4	$2.6
Residential-first liens	7.0	—
With an allowance recorded:
Commercial-brick and mortar	59.2	0.2
Residential-home equity	17.7	0.9
Residential-first liens	6.2	0.1
Total:
Commercial	$70.6	$2.8
Residential	$30.9	$1.0
Mortgage Loan Modifications
Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. The commercial mortgage loan TDRs were modified to delay or reduce principal payments and to increase, reduce or delay interest payments. For these TDR assessments, we have determined the loan rates are now considered below market based on current circumstances. The commercial mortgage loan modifications resulted in delayed cash receipts and a decrease in interest income. The residential mortgage loan TDRs include modifications of interest-only payment periods, delays in principal balloon payments, and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.
The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the periods indicated:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2014
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	2	$5.1	1	$0.7
Residential-home equity	75	3.0	3	—
Residential-first liens	1	0.1	—	—
Total	78	$8.2	4	$0.7

	For the year ended December 31, 2013
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	2	$0.9	—	$—
Residential-home equity	69	3.8	19	—
Residential-first liens	3	0.6	1	0.3
Total	74	$5.3	20	$0.3

	For the year ended December 31, 2012
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	2	$18.0	1	$13.7
Residential-home equity	324	15.0	12	—
Residential-first liens	12	2.1	—	—
Total	338	$35.1	13	$13.7

Commercial mortgage loans that have been designated as a TDR have been previously reserved in the mortgage loan valuation allowance to the estimated fair value of the underlying collateral reduced by the cost to sell.

Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

Real Estate

Depreciation expense on invested real estate was $46.4 million, $44.4 million and $45.1 million in 2014, 2013 and 2012, respectively. Accumulated depreciation was $387.8 million and $364.8 million as of December 31, 2014 and 2013, respectively.

Other Investments

Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

		December 31,
		2014	2013

		(in millions)

Total assets		$14,066.7	$7,985.3
Total liabilities		3,773.7	2,781.1
Total equity		$10,293.0	$5,204.2
Net investment in unconsolidated entities		$521.6	$384.3

	For the year ended December 31,

	2014	2013	2012

	(in millions)
Total revenues	$1,485.2	$773.7	$794.5
Net income	747.3	368.3	380.5
Our share of net income of unconsolidated entities	52.9	43.9	31.5
Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.
Securities Posted as Collateral
We posted $1,439.9 million in fixed maturities, available-for-sale securities at December 31, 2014, to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with the Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, we posted $2,408.2 million in commercial mortgage loans and home equity mortgages as of December 31, 2014, to satisfy collateral requirements associated with our obligation under funding agreements with the FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as fixed maturities, available-for-sale and mortgage loans, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, $139.7 million can be sold or repledged by the secured party.
Balance Sheet Offsetting
Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount

	(in millions)
December 31, 2014
Derivative assets	$650.8	$(478.9)	$(159.4)	$12.5
December 31, 2013
Derivative assets	$651.1	$(576.9)	$(70.6)	$3.6

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amount of derivative assets is not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount

	(in millions)
December 31, 2014
Derivative liabilities	$763.8	$(478.9)	$(220.6)	$64.3
December 31, 2013
Derivative liabilities	$1,017.3	$(576.9)	$(362.1)	$78.3

(1)
The gross amount of recognized derivative liabilities are reported with other liabilities on the consolidated statements of financial position. The above excludes $395.0 million and $207.7 million of derivative liabilities as of December 31, 2014 and December 31, 2013, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged is generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expense on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2014 and December 31, 2013.
6. Derivative Financial Instruments
Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.
Types of Derivative Instruments
Interest Rate Contracts
Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.
Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate collars to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts and lapse risk associated with higher interest rates.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Credit Contracts
Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.
Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread.  We currently use futures traded on an exchange (“exchange traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.
Other Contracts
Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.
We have investment-type insurance contracts in which the return is tied to a leveraged inflation index. In addition, we had an investment-type insurance contract in which the return was tied to an external equity index. We economically hedge the risk associated with these investment-type insurance contracts.
We offer group annuity contracts that have guaranteed separate accounts as an investment option.
We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.
We have fixed deferred annuities and universal life contracts that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.
Exposure
Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.
Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

We posted $271.6 million and $393.1 million in cash and securities under collateral arrangements as of December 31, 2014 and December 31, 2013, respectively, to satisfy collateral requirements associated with our derivative credit support agreements and FCM agreements. These amounts include initial margin requirements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2014 and December 31, 2013, was $656.2 million and $1,042.9 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $271.6 million and $393.1 million as of December 31, 2014 and December 31, 2013, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2014, we would be required to post an additional $67.7 million of collateral to our counterparties.

As of December 31, 2014 and December 31, 2013, we had received $138.7 million and $21.0 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2014	December 31, 2013

	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$19,182.6	$20,570.8
Interest rate options	4,900.0	4,100.0
Swaptions	260.0	325.0
Interest rate futures	147.5	92.5
Foreign exchange contracts:
Currency swaps	1,835.1	2,247.1
Equity contracts:
Equity options	3,293.4	2,010.4
Equity futures	498.1	273.3
Credit contracts:
Credit default swaps	1,234.5	1,153.2
Total return swaps	90.0	90.0
Futures	10.4	9.1
Other contracts:
Embedded derivatives	8,646.8	7,036.0
Total notional amounts at end of period	$40,098.4	$37,907.4

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$510.8	$435.5
Interest rate options	41.0	42.5
Swaptions	—	1.0
Foreign exchange contracts:
Currency swaps	87.6	187.5
Equity contracts:
Equity options	30.2	30.0
Credit contracts:
Credit default swaps	13.3	9.5
Total return swaps	—	0.1
Total gross credit exposure	682.9	706.1
Less: collateral received	173.9	104.5
Net credit exposure	$509.0	$601.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013

	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$8.8	$0.1	$193.9	$285.4
Foreign exchange contracts	80.0	121.6	69.1	51.2
Total derivatives designated as hedging
instruments	$88.8	$121.7	$263.0	$336.6

Derivatives not designated as hedging
instruments
Interest rate contracts	$508.6	$452.2	$321.5	$489.6
Foreign exchange contracts	9.9	37.6	12.0	10.6
Equity contracts	30.2	30.0	131.7	145.0
Credit contracts	13.3	9.6	35.6	35.5
Other contracts	—	—	395.0	207.7
Total derivatives not designated as hedging
instruments	562.0	529.4	895.8	888.4

Total derivative instruments	$650.8	$651.1	$1,158.8	$1,225.0
(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative (assets) liabilities with a fair value of $155.9 million and $(9.5) million as of December 31, 2014 and December 31, 2013, respectively, are reported with contractholder funds on the consolidated statements of financial position.
Credit Derivatives Sold
When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an over-the-counter credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.
These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. The effect of this purchased protection would reduce our total maximum future payments by $10.0 million as of December 31, 2014 and $44.9 million as of December 31, 2013. These purchased credit derivative transactions had a net asset (liability) fair value of $(0.1) million as of December 31, 2014 and $(0.5) million as of December 31, 2013. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.
We purchased an investment structure with embedded credit features that is fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.
The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2014
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$1.0	$30.0	4.2
AA	79.0	1.6	79.0	3.3
A	254.5	3.3	254.5	2.8
BBB	345.0	1.2	345.0	3.6
BB	10.0	0.9	10.0	5.0
Government/municipalities
AA	30.0	0.6	30.0	4.3
Sovereign
AA	10.0	0.1	10.0	4.7
BBB	40.0	(0.1)	40.0	4.7
Total single name credit default swaps	798.5	8.6	798.5	3.5

Basket and index credit default swaps
Corporate debt
Near default (1)	100.4	(19.1)	100.4	2.2
Government/municipalities
AA	30.0	(1.8)	30.0	2.7
Structured finance
BBB	16.9	0.1	16.9	3.5
Total basket and index credit default swaps	147.3	(20.8)	147.3	2.5
Total credit default swap protection sold	$945.8	$(12.2)	$945.8	3.3

	December 31, 2013
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
AAA	$10.0	$0.3	$10.0	4.7
AA	84.0	1.8	84.0	4.0
A	294.5	4.2	294.5	4.0
BBB	265.0	(1.2)	265.0	3.9
Total single name credit default swaps	653.5	5.1	653.5	4.0

Basket and index credit default swaps
Corporate debt
Near default (1)	110.4	(19.9)	110.4	3.2
Government/municipalities
AA	30.0	(3.5)	30.0	3.7
Structured finance
BBB	25.0	(0.9)	25.0	3.5
Total basket and index credit default swaps	165.4	(24.3)	165.4	3.4
Total credit default swap protection sold	$818.9	$(19.2)	$818.9	3.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

(1)
Includes $78.0 million and $88.0 million as of December 31, 2014 and December 31, 2013, respectively, notional of derivatives in consolidated collateralized private investment vehicle VIEs where the credit risk is borne by third party investors.

We also have invested in fixed maturities classified as available-for-sale that contain credit default swaps that do not require bifurcation and fixed maturities classified as trading that contain credit default swaps. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives.

	December 31, 2014
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)

	(in millions)
Corporate debt
A	$24.1	$24.1	2.0
Total corporate debt	24.1	24.1	2.0

Structured finance
A	56.1	56.1	1.5
BB	5.8	5.8	2.7
CCC	9.5	9.5	4.7
Total structured finance	71.4	71.4	2.1
Total fixed maturities with credit derivatives	$95.5	$95.5	2.0

	December 31, 2013
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)

	(in millions)
Corporate debt
BBB	$23.4	$23.4	3.0
Total corporate debt	23.4	23.4	3.0

Structured finance
A	18.1	16.7	4.8
BB	5.5	5.5	3.3
B	4.1	4.1	3.1
CCC	23.5	23.5	4.8
Total structured finance	51.2	49.8	4.5
Total fixed maturities with credit derivatives	$74.6	$73.2	4.0
Fair Value Hedges
We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.
We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in fair	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)

hedging relationships	2014	2013	2012	relationships	2014	2013	2012

	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$25.4	$139.5	$38.6	available-for-sale	$(27.7)	$(133.3)	$(34.1)
				Investment-type
Interest rate contracts	2.0	(0.7)	—	insurance contracts	(1.9)	0.2	—
Foreign exchange				Fixed maturities,
contracts	5.5	(0.2)	0.7	available-for-sale	(5.4)	0.4	0.4
Foreign exchange				Investment-type
contracts	0.2	(36.7)	9.3	insurance contracts	(0.2)	36.5	(12.6)
Total	$33.1	$101.9	$48.6	Total	$(35.2)	$(96.2)	$(46.3)

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,

Hedged Item	2014	2013	2012

	(in millions)
Fixed maturities, available-for-sale (1)	$(93.0)	$(120.7)	$(134.3)
Investment-type insurance contracts (2)	4.3	33.2	37.1
(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.
Cash Flow Hedges
We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.
We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.
The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 5.5 years. At December 31, 2014, we had $67.1 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income. We reclassified $0.0 million and $0.2 million from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring during the years ended December 31, 2014 and 2013, respectively.
The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,

relationships	hedged item	2014	2013	2012	(effective portion)	2014	2013	2012

		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$29.0	$(80.5)	$16.2	income	$13.8	$11.7	$8.9
Interest rate	Investment-type				Benefits, claims and
contracts	insurance contracts	2.0	2.5	2.5	settlement expenses	—	—	—
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	68.7	(0.9)	(27.9)	losses	(10.2)	(16.7)	(6.4)
Foreign exchange	Investment-type				Benefits, claims and
contracts	insurance contracts	7.2	5.0	7.6	settlement expenses	—	—	—
Total		$106.9	$(73.9)	$(1.6)	Total	$3.6	$(5.0)	$2.5
The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,

Hedged item	2014	2013	2012

	(in millions)
Fixed maturities, available-for-sale (1)	$5.1	$7.7	$8.0
Investment-type insurance contracts (2)	(11.1)	(11.0)	(13.4)
(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.
The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was $0.0 million, $0.8 million and $0.5 million for the years ended December 31, 2014, 2013 and 2012, respectively.
We expect to reclassify net gains of $10.1 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.
Derivatives Not Designated as Hedging Instruments
Our use of futures, certain swaptions and swaps, collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,

Derivatives not designated as hedging instruments	2014	2013	2012

	(in millions)
Interest rate contracts	$246.1	$(137.6)	$(7.7)
Foreign exchange contracts	(31.4)	6.1	40.0
Equity contracts	21.9	(159.4)	(100.5)
Credit contracts	(34.7)	40.6	12.0
Other contracts	(190.2)	148.3	35.7
Total	$11.7	$(102.0)	$(20.5)
7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI.

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2014 and 2013, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $165.2 million and $111.6 million as of December 31, 2014 and 2013, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2014	December 31, 2013

	(in millions)
Closed Block liabilities
Future policy benefits and claims	$4,366.5	$4,532.0
Other policyholder funds	9.6	10.5
Policyholder dividends payable	259.2	270.5
Policyholder dividends obligation	165.2	111.6
Deferred income taxes	—	2.2
Other liabilities	17.6	24.7
Total Closed Block liabilities	4,818.1	4,951.5

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,399.5	2,470.9
Fixed maturities, trading	11.9	13.4
Equity securities, available-for-sale	3.8	3.6
Mortgage loans	912.1	828.6
Policy loans	610.0	644.2
Other investments	101.1	118.5
Total investments	4,038.4	4,079.2
Cash and cash equivalents	29.2	70.3
Accrued investment income	48.8	49.5
Premiums due and other receivables	13.6	11.7
Deferred tax asset	58.1	66.2
Other assets	—	2.2
Total assets designated to the Closed Block	4,188.1	4,279.1
Excess of Closed Block liabilities over assets designated to the Closed Block	630.0	672.4
Amounts included in accumulated other comprehensive income	18.9	12.9
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$648.9	$685.3
Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Revenues
Premiums and other considerations	$351.9	$379.9	$397.4
Net investment income	201.9	207.7	222.8
Net realized capital gains (losses)	(2.3)	(12.3)	3.6
Total revenues	551.5	575.3	623.8

Expenses
Benefits, claims and settlement expenses	313.3	320.1	325.7
Dividends to policyholders	173.2	184.4	192.6
Operating expenses	4.3	4.7	4.9
Total expenses	490.8	509.2	523.2
Closed Block revenues, net of Closed Block expenses, before income taxes	60.7	66.1	100.6
Income taxes	19.5	21.1	32.6
Closed Block revenues, net of Closed Block expenses and income taxes	41.2	45.0	68.0
Funding adjustment charges	(4.8)	(6.5)	(4.8)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustment charges	$36.4	$38.5	$63.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Beginning of year	$685.3	$723.8	$787.0
End of year	648.9	685.3	723.8
Change in maximum future earnings	$(36.4)	$(38.5)	$(63.2)

We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.
8. Deferred Acquisition Costs

Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Balance at beginning of year	$2,848.8	$2,394.7	$2,197.3
Cost deferred during the year	347.4	393.0	393.6
Amortized to expense during the year (1)	(348.5)	(170.6)	(82.3)
Adjustment related to unrealized gains on available-for-sale securities and
derivative instruments	(93.1)	231.7	(113.9)
Balance at end of year	$2,754.6	$2,848.8	$2,394.7
(1) Includes adjustments for revisions to estimated gross profits.

9. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

	December 31,
	2014	2013

	(in millions)
Liabilities for investment-type insurance contracts:
Liabilities for individual annuities	$10,077.7	$10,582.7
GICs	10,115.3	10,858.3
Funding agreements	7,338.1	7,642.9
Other investment-type insurance contracts	1,008.5	731.8
Total liabilities for investment-type insurance contracts	28,539.6	29,815.7
Universal life and other reserves	4,888.7	4,812.0
Total contractholder funds	$33,428.3	$34,627.7
Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.
Funding agreements include those issued directly to nonqualified institutional investors, as well as under five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2014 and 2013, $111.2 million and $370.9 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2014 and 2013, $1,137.1 million and $1,278.7 million, respectively, of liabilities are outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2014 and 2013, $505.8 million and $637.6 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. In February 2006, this program was amended to authorize issuance of up to an additional $5.0 billion in recognition of the use of nearly all $4.0 billion of initial issuance authorization. In recognition of the use of nearly all $9.0 billion, this program was amended in November 2007 to authorize issuance of up to an additional $5.0 billion. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of December 31, 2014 and 2013, $549.2 million and $975.0 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement‑backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2014 and 2013, $3,284.7 million and $2,630.5 million of liabilities are being held with respect to any issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Future Policy Benefits and Claims

Activity associated with unpaid disability and health claims is summarized as follows:

	December 31,
	2014	2013	2012

	(in millions)
Balance at beginning of year	$1,144.7	$1,066.0	$1,006.9
Incurred:
Current year	760.5	712.0	711.8
Prior years	1.2	1.0	9.7
Total incurred	761.7	713.0	721.5
Payments:
Current year	445.5	432.1	446.3
Prior years	220.8	202.2	216.1
Total payments	666.3	634.3	662.4
Balance at end of year:
Current year	315.0	279.9	265.5
Prior years	925.1	864.8	800.5
Total balance at end of year	$1,240.1	$1,144.7	$1,066.0

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$47.5	$43.4	$46.6
Reinsurance recoverables for unpaid claims	$300.0	$260.1	$239.1

Incurred liability adjustments relating to prior years, which affected current operations during 2014, 2013 and 2012, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid disability and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid disability and health claims.

10. Debt
Short-Term Debt
As of December 31, 2014 and 2013, we had short-term credit facilities with various financial institutions in an aggregate amount of $945.0 million and $1,045.0 million, respectively. As of December 31, 2014 and 2013, we had $154.5 million and $292.4 million, respectively, of outstanding borrowings related to our credit facilities, which consisted of a payable to PFSI, with no assets pledged as support. Interest paid on intercompany debt was $0.5 million, $0.8 million and $1.0 million during 2014, 2013 and 2012, respectively. Our credit facilities include a $400.0 million 5-year facility that matures in March 2019, with PFG, PFSI and us as co-borrowers, a $300.0 million 364-day facility with us as borrower that matures in March 2015, and a $200.0 million 3-year facility with PFG, PFSI, Principal Financial Services V (UK) LTD and us as the co-borrowers that matures in March 2017. These facilities may be used for general corporate purposes, including commercial paper back-stop. Our commercial paper programs require 100% back-stop support, of which there were no outstanding balances as of December 31, 2014 and 2013.
The weighted‑average interest rate on short-term borrowings as of December 31, 2014 and 2013, was 0.1% and 0.2%, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Long-Term Debt

The components of long-term debt were as follows:

	December 31,
	2014	2013

	(in millions)
8.0% surplus notes payable, due 2044	$—	$99.3
Non-recourse mortgages and notes payable	82.3	53.1
Total long-term debt	$82.3	$152.4

The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates held any portion of the notes. Each payment of interest and principal on the notes, however, could be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) and only to the extent that we had sufficient surplus earnings to make such payments. On March 1, 2014, we redeemed the surplus notes in whole at a redemption price equal to 102.3% of par, which was approved by the Commissioner.

The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2014, ranged from $1.7 million to $32.6 million per development with interest rates being variable. Outstanding principal balances as of December 31, 2013, ranged from $1.6 million to $20.1 million per development with interest rates being 5.5% or variable. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $155.6 million and $101.4 million as of December 31, 2014 and 2013, respectively.

At December 31, 2014, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2015	$—
2016	—
2017	—
2018	—
2019	—
Thereafter	82.3
Total future maturities of the long-term debt	$82.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

11. Income Taxes
Income Tax Expense
Our income tax expense was as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Current income taxes (benefits):
U.S. federal	$218.8	$98.2	$(8.1)
State	6.0	4.9	7.6
Foreign	4.9	17.9	19.5
Tax benefit of operating loss carryforward	(161.4)	(130.4)	(70.7)
Total current income taxes (benefits)	68.3	(9.4)	(51.7)
Deferred income taxes (benefits):
U.S. federal	172.7	181.4	206.1
State	2.0	1.4	(3.1)
Total deferred income taxes	174.7	182.6	203.2
Total income taxes	$243.0	$173.2	$151.5
Effective Income Tax Rate
Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2014	2013	2012

U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(12)	(13)	(12)
Interest exclusion from taxable income	(2)	(2)	(3)
Tax credits	(2)	—	—
Other	1	—	(2)
Effective income tax rate	20%	20%	18%
Unrecognized Tax Benefits
A summary of the changes in unrecognized tax benefits follows.

	For the year ended December 31,
	2014	2013

	(in millions)
Balance at beginning of period	$106.0	$129.1
Additions based on tax positions related to the current year	12.1	8.8
Additions for tax positions of prior years	58.8	—
Reductions for tax positions related to the current year	(8.4)	(3.3)
Reductions for tax positions of prior years	—	(28.6)
Balance at end of period (1)	$168.5	$106.0

(1)	Of this amount, $52.5 million, if recognized, would reduce the 2014 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses.
As of December 31, 2014 and 2013, we had recognized $100.4 million and $37.0 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our net deferred income taxes were as follows:

	December 31,
	2014	2013

	(in millions)
Deferred income tax assets:
Insurance liabilities	$390.8	$281.6
Investments, including derivatives	380.6	455.0
Net operating and capital loss carryforwards	114.4	241.9
Employee benefits	147.3	307.3
Other deferred income tax assets	50.6	21.5
Total deferred income tax assets	1,083.7	1,307.3
Deferred income tax liabilities:
Deferred acquisition costs	(728.3)	(761.5)
Investments, including derivatives	(374.2)	(375.6)
Net unrealized gains on available-for-sale securities	(901.0)	(578.4)
Real estate	(132.7)	(117.2)
Intangible assets	(22.9)	(27.3)
Other deferred income tax liabilities	(7.4)	—
Total deferred income tax liabilities	(2,166.5)	(1,860.0)
Total net deferred income tax liabilities	$(1,082.8)	$(552.7)

Net deferred income taxes by jurisdiction were as follows:

	December 31,
	2014	2013

	(in millions)
Deferred income tax liabilities:
U.S. federal	$(1,078.8)	$(550.7)
State	(4.0)	(2.0)
Total net deferred income tax liabilities	$(1,082.8)	$(552.7)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are net operating loss and tax credit carryforwards for tax purposes available to offset future taxable income. We had net operating loss and tax credit carryforwards for U.S. federal income tax purposes of $191.4 million and $670.8 million at December 31, 2014 and 2013, respectively, primarily attributable to our captive reinsurance companies that joined our consolidated U.S. federal income tax return in 2012 and 2013. These U.S. federal net operating loss and tax credit carryforwards will expire between 2022 and 2033. All accumulated U.S. federal net operating loss and tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Domestic state net operating loss carryforwards were $17.7 million and $10.0 million as of December 31, 2014 and 2013, respectively, and will expire between 2015 and 2034. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Other Tax Information
The Internal Revenue Service (“IRS”) has completed examination of the consolidated U.S. federal income tax returns for years prior to 2009. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We do not expect the litigation to be resolved within the next twelve months. We had $300.7 million and $331.4 million of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position as of December 31, 2014 and 2013, respectively.
We filed claims for refund for tax years 2004 – 2005 during 2012 and will file claims for refund relating to disputed adjustments for tax years 2006 – 2008 in 2015. The IRS commenced audit of our U.S. federal income tax return for 2009 during the fourth quarter of 2011, for 2010 during the first quarter of 2012 and for 2011 during the first quarter of 2013. We do not expect the results of these audits or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.
The U.S. Court of Federal Claims issued a summary judgment determination in the case of Principal Life Insurance Company and Subsidiaries v. the United States on May 9, 2014. The court ruled against our timing of recognition of gains and losses associated with the purchase and sale of principal-only certificates. The ruling caused a re-evaluation of our uncertain tax positions, which resulted in a $47.5 million reduction in net income in the second quarter of 2014. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income. We do not believe there is a reasonable possibility the total amount of unrecognized tax benefits will significantly increase or decrease in the next twelve months.
12. Employee and Agent Benefits
We participate in postretirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, PFG ("affiliated companies"). Actuarial information regarding the status of the post-retirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies for plans we sponsor and we reimburse PFG for plans it sponsors. The reimbursement is not reflected in our employee and agent benefits disclosures.
Prior to November 2014, we sponsored defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. The funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. The funding policy for the nonqualified benefit plan is to fund the plan in the years that the employees are providing service, taking into account the funded status of the trust. While assets are designated to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP. Effective November 2014, PFG became the sponsor of these plans. We continue to reflect pension expense through our expense allocation agreement with PFG. In connection with the change in sponsorship, PFG assumed the pension plan liability from us.
We provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, who retired on or after January 1, 2011, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.
Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service, taking into account the funded status of the trust.
Obligations and Funded Status
The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position, was as follows:

			Other postretirement
	Pension benefits		benefits

	December 31,		December 31,

	2014	2013	2014	2013

	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(2,440.2)	$(2,638.0)	$(140.6)	$(147.8)
Service cost	(45.0)	(57.1)	(1.4)	(1.0)
Interest cost	(97.6)	(103.8)	(6.6)	(5.7)
Actuarial gain (loss)	—	279.2	(26.0)	7.9
Participant contribution	—	—	(6.6)	(6.8)
Benefits paid	69.5	79.5	12.2	13.6
Plan transfer due to change in sponsorship	2,513.3	—	—	—
Other	—	—	(0.7)	(0.8)
Benefit obligation at end of year	$—	$(2,440.2)	$(169.7)	$(140.6)

Change in plan assets
Fair value of plan assets at beginning of year	$1,925.6	$1,682.1	$613.0	$519.7
Actual return on plan assets	110.0	199.8	31.9	95.9
Employer contribution	116.4	123.2	0.4	4.2
Participant contributions	—	—	6.6	6.8
Benefits paid	(69.5)	(79.5)	(12.2)	(13.6)
Plan transfer due to change in sponsorship	(2,082.5)	—	—	—
Fair value of plan assets at end of year	$—	$1,925.6	$639.7	$613.0

Amount recognized in statement of financial position
Other assets	$—	$—	$470.7	$473.0
Other liabilities	—	(514.6)	(0.7)	(0.6)
Total	$—	$(514.6)	$470.0	$472.4

Amount recognized in accumulated other comprehensive
(income) loss
Total net actuarial (gain) loss	$—	$391.1	$(53.0)	$(83.1)
Prior service benefit	—	(11.8)	(35.9)	(56.2)
Pre-tax accumulated other comprehensive (income) loss	$—	$379.3	$(88.9)	$(139.3)
The accumulated benefit obligation for all defined benefit pension plans was $2,287.4 million at December 31, 2013.
Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in Rabbi trusts for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

as plan assets under U.S. GAAP. Effective November 2014, the assets held in Rabbi trusts were transferred to PFG due the change in sponsorship and are no longer fully consolidated in our consolidated statements of financial position. The market value of assets held in these trusts was $304.3 million as of December 31, 2013.

Pension Plan Changes and Plan Gains/Losses
On January 1, 2010, benefits under the Principal Pension Plan were frozen for certain participants.
For the year ended December 31, 2013, the pension plans had a gain primarily due to an increase in the discount rate.
Other Postretirement Plan Changes and Plan Gains/Losses
On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare Modernization Act”) was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2014, 2013 and 2012, the Medicare subsidies we received and accrued for were $0.7 million, $0.8 million and $0.8 million, respectively.

An actuarial loss occurred during 2014 for the other postretirement benefit plans. This was due to a decrease in the discount rate, a change in the mortality assumption, a lower than expected increase in the medical premium equivalents for participants over age 65 and a greater than expected increase in the claim costs for participants under age 65. An actuarial gain occurred during 2013 for the other postretirement benefit plans. This was due to an increase in the discount rate and trend assumption for participants over age 65 and a change in assumption for retirees who voluntarily drop medical coverage at age 65 or older.

Impact from Exit of Group Medical Insurance Business

On September 30, 2010, we announced our decision to exit the group medical insurance business and entered into an agreement with United Healthcare Services, Inc. to renew medical insurance coverage for our customers as the business transitions. Our exit from the group medical insurance business resulted in a curtailment gain associated with the pension and other postretirement benefits of the impacted employees, which was recognized in our consolidated financial statements as impacted employees were terminated. We recognized a final curtailment in 2012, which resulted in a curtailment gain of $0.7 million for the pension plan and $3.5 million for the other postretirement benefits.

Information for Pension Plans With an Accumulated Benefit Obligation in Excess of Plan Assets

For 2013, both the qualified and nonqualified plans had accumulated benefit obligations in excess of plan assets. As noted previously, the nonqualified plans had assets deposited in trusts that fail to meet the U.S. GAAP requirements to be included in plan assets; however, these assets were included in our consolidated statements of financial position.

	December 31,

	2014	2013

	(in millions)
Projected benefit obligation	$—	$2,440.2
Accumulated benefit obligation	—	2,287.4
Fair value of plan assets	—	1,925.6

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,

	2014	2013

	(in millions)
Accumulated postretirement benefit obligation	$1.5	$1.5
Fair value of plan assets	0.8	0.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Components of Net Periodic Benefit Cost

	Pension benefits			Other postretirement benefits

	For the year ended December 31,

	2014	2013	2012	2014	2013	2012

	(in millions)
Service cost	$45.0	$57.1	$47.0	$1.4	$1.0	$1.3
Interest cost	97.6	103.8	109.1	6.6	5.7	8.2
Expected return on plan assets	(110.0)	(127.4)	(114.6)	(32.6)	(28.8)	(33.5)
Amortization of prior service benefit	(3.9)	(8.7)	(9.4)	(20.3)	(25.9)	(28.6)
Recognized net actuarial (gain) loss	42.1	118.5	90.9	(3.4)	1.0	0.9
Amounts recognized due to special events	—	—	(0.7)	—	—	(3.5)
Net periodic benefit cost (income)	$70.8	$143.3	$122.3	$(48.3)	$(47.0)	$(55.2)
The pension plans' actuarial gains and losses were amortized using a straight-line amortization method over the average remaining service period of plan participants. For the qualified pension plan, gains and losses were amortized without use of the 10% allowable corridor. For the nonqualified pension plans the corridors allowed were used. For the other postretirement benefit plans, the corridors allowed are used.

			Other postretirement
	Pension benefits		benefits

	For the year ended December 31,

	2014	2013	2014	2013

	(in millions)
Other changes recognized in accumulated other comprehensive
(income) loss
Net actuarial (gain) loss	$—	$(351.7)	$26.7	$(75.0)
Amortization of gain (loss)	(42.1)	(118.5)	3.4	(1.0)
Amortization of prior service benefit	3.9	8.7	20.3	25.9
Total recognized in pre-tax accumulated other comprehensive (income) loss	$(38.2)	$(461.5)	$50.4	$(50.1)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive (income) loss	$32.6	$(318.2)	$2.1	$(97.1)
In connection with the pension plan sponsorship change, we transferred $341.1 of pre-tax accumulated other comprehensive loss to PFG.
Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.
The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2015 fiscal year are $(0.8) million and $(18.4) million, respectively.
Assumptions
Weighted‑average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

				Other postretirement
	Pension benefits			benefits

	For the year ended December 31,

	2014		2013	2014	2013

Discount rate	N/A	%	4.90%	4.00%	4.90%
Rate of compensation increase	N/A	%	4.80%	4.82%	4.83%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Weighted average assumptions used to determine net periodic benefit cost

	Pension benefits			Other postretirement benefits

	For the year ended December 31,

	2014	2013	2012	2014	2013	2012

Discount rate	4.90%	4.00%	5.15%	4.90%	4.00%	5.15%
Expected long-term return on plan assets	6.75%	7.50%	8.00%	5.36%	5.62%	7.30%
Rate of compensation increase	4.80%	4.80%	5.00%	4.83%	4.83%	5.00%

For the pension benefits, the discount rate was determined by projecting future benefit payments inherent in the projected benefit obligation and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments were discounted to determine a present value using the yield curve and the discount rate was the level rate that produces the same present value. The expected return on plan assets was the long-term rate we expected to be earned based on the plans’ investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans.

For other postretirement benefits, the 5.36% expected long-term return on plan assets for 2014 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 5.4%, 5.0% and 5.85%, respectively.

Assumed Health Care Cost Trend Rates

	December 31,

	2014	2013

Health care cost trend rate assumed for next year under age 65	7.0%	8.0%
Health care cost trend rate assumed for next year age 65 and over	6.0%	6.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2019	2020
Year that the rate reaches the ultimate trend rate (65 and older)	2020	2019
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease

	(in millions)
Effect on total of service cost and interest cost components	$0.4	$(0.4)
Effect on accumulated postretirement benefit obligation	(8.5)	7.5
Pension Plan and Other Postretirement Benefit Plan Assets
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds and exchange traded equity securities.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds and real estate investments.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include a Principal Life general account investment.
Prior to November 2014, our pension plan assets consisted of investments in separate accounts. Net asset value (“NAV”) of the separate accounts was calculated in a manner consistent with U.S. GAAP for investment companies and was determinative of their

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

fair value. Several of the separate accounts invested in publicly quoted mutual funds or actively managed stocks. The fair value of the underlying mutual funds or stock was used to determine the NAV of the separate account, which was not publicly quoted. Some of the separate accounts also invested in fixed income securities. The fair value of the underlying securities was based on quoted prices of similar assets and used to determine the NAV of the separate account.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the Principal Life general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.
Pension Plan Assets
The fair value of the qualified pension plan’s assets by asset category was as follows:

	December 31, 2013
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Asset category
U.S. large cap equity portfolios (1)	$414.0	$—	$414.0	$—
U.S. small/mid cap equity portfolios (2)	102.9	—	102.9	—
Balanced asset portfolios (3)	96.9	—	96.9	—
International equity portfolios (4)	171.0	—	171.0	—
Fixed income security portfolios (5)	1,048.5	—	1,048.5	—
Real estate investment portfolios:
Direct real estate investments (6)	92.3	—	92.3	—
Total	$1,925.6	$—	$1,925.6	$—

(1)	The portfolios invested primarily in publicly traded equity securities of large U.S. companies.

(2)	The portfolios invested primarily in publicly traded equity securities of mid-sized and small U.S. companies.

(3)
The portfolios were a combination of underlying fixed income and equity investment options. These investment options may have included balanced, asset allocation, target-date and target-risk investment options. Although typically lower risk than investment options that invested solely in equities, all investment options in this category had the potential to lose value.

(4)	The portfolios invested primarily in publicly traded equity securities of non-U.S. companies.

(5)
The portfolios invested in various fixed income securities, primarily of U.S. origin. These included, but were not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(6)	The portfolio invested primarily in U.S. commercial real estate properties.
We had no Level 3 assets in 2013 or 2012.
We had established an investment policy that provided the investment objectives and guidelines for the pension plan. Our investment strategy was to achieve the following:

•	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks were monitored.

•	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.

•	Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

In administering the qualified pension plan’s asset allocation strategy, we considered the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

Other Postretirement Benefit Plan Assets

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date is as follows:

	December 31, 2014
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Asset category
Cash and cash equivalents	$5.5	$5.5	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	164.4	161.1	3.3	—
Principal Life general account investment (2)	36.3	—	—	36.3
U.S. equity portfolios (3)	375.6	311.0	64.6	—
International equity portfolios (4)	57.9	44.5	13.4	—
Total	$639.7	$522.1	$81.3	$36.3

	December 31, 2013

	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Asset category
Cash and cash equivalents	$4.7	$4.7	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	157.9	157.9	—	—
Principal Life general account investment (2)	38.8	—	—	38.8
U.S. equity portfolios (3)	351.6	288.0	63.6	—
International equity portfolios (4)	60.0	45.9	14.1	—
Total	$613.0	$496.5	$77.7	$38.8

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The general account is invested in various fixed income securities.

(3)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(4)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

As of December 31, 2014 and 2013, respectively, $81.3 million and $77.7 million of assets in the U.S. equity and international equity portfolios were included in a trust owned life insurance contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2014
Actual return gains (losses)
	Beginning	on plan assets					Ending
	asset	Relating to		Net			asset
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2013	date	period	settlements	Level 3	Level 3	2014

(in millions)
Asset category
Principal Life general account
investment	$38.8	$0.8	$—	$(3.3)	$—	$—	$36.3

For the year ended December 31, 2013
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2012	date	period	settlements	Level 3	Level 3	2013

(in millions)
Asset category
Principal Life general account
investment	$42.1	$1.1	$—	$(4.4)	$—	$—	$38.8

For the year ended December 31, 2012
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2011	date	period	settlements	Level 3	Level 3	2012

(in millions)
Asset category
Principal Life general account
investment	$42.5	$3.1	$—	$(3.5)	$—	$—	$42.1
According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset Category	Target allocation

U.S. equity portfolios	45% - 65%
International equity portfolios	5% - 15%
Fixed income security portfolios	30% - 50%
The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.
Contributions
Prior to November 2014, our funding policy for the qualified pension plan was to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We may contribute to our other postretirement benefit plans in 2015 pending future analysis.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service, and the expected amount of subsidy receipts under Medicare Part D are:

	Other postretirement
	benefits (gross benefit
	payments, including	Amount of Medicare
	prescription drug benefits)	Part D subsidy receipts

	(in millions)
Year ending December 31:
2015	$18.2	$0.9
2016	18.9	1.0
2017	19.4	1.0
2018	19.6	1.0
2019	20.1	1.0
2020-2024	104.5	4.8

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2014.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014
The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and nonqualified plans.

	For the year ended December 31,

	2014			2013

	Qualified	Nonqualified		Qualified	Nonqualified
	Plan	Plan	Total	Plan	Plan	Total

	(in millions)
Amount recognized in statement of financial
position
Other assets	$—	$—	$—	$—	$—	$—
Other liabilities	—	—	—	(138.6)	(376.0)	(514.6)
Total	$—	$—	$—	$(138.6)	$(376.0)	$(514.6)

Amount recognized in accumulated other
comprehensive loss
Total net actuarial loss	$—	$—	$—	$298.3	$92.8	$391.1
Prior service benefit	—	—	—	(6.5)	(5.3)	(11.8)
Pre-tax accumulated other comprehensive loss	$—	$—	$—	$291.8	$87.5	$379.3

Components of net periodic benefit cost
Service cost	$39.0	$6.0	$45.0	$50.4	$6.7	$57.1
Interest cost	82.6	15.0	97.6	88.2	15.6	103.8
Expected return on plan assets	(110.0)	—	(110.0)	(127.4)	—	(127.4)
Amortization of prior service benefit	(2.6)	(1.3)	(3.9)	(6.1)	(2.6)	(8.7)
Recognized net actuarial loss	35.8	6.3	42.1	104.4	14.1	118.5
Net periodic benefit cost	$44.8	$26.0	$70.8	$109.5	$33.8	$143.3

Other changes recognized in accumulated other
comprehensive (income) loss
Net actuarial gain	$—	$—	$—	$(322.4)	$(29.3)	$(351.7)
Amortization of net loss	(35.8)	(6.3)	(42.1)	(104.4)	(14.1)	(118.5)
Amortization of prior service benefit	2.6	1.3	3.9	6.1	2.6	8.7
Total recognized in pre-tax accumulated other
comprehensive income	$(33.2)	$(5.0)	$(38.2)	$(420.7)	$(40.8)	$(461.5)
Total recognized in net periodic benefit cost
and pre-tax accumulated other comprehensive
(income) loss	$11.6	$21.0	$32.6	$(311.2)	$(7.0)	$(318.2)
We have defined contribution plans that are generally available to all U.S. employees and agents. Eligible participants could not contribute more than $17,500 of their compensation to the plans in 2014. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We match the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we match the participant's contributions at a 75% contribution rate up to a maximum of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG’s common stock. We contributed $41.7 million, $39.8 million and $37.3 million in 2014, 2013 and 2012, respectively, to our qualified defined contribution plans.
We also have nonqualified deferred compensation plans available to select employees and agents that allow them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. In 2014, we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $4.1 million, $5.0 million and $4.6 million in 2014, 2013 and 2012, respectively, to our nonqualified deferred compensation plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

13. Contingencies, Guarantees and Indemnifications
Litigation and Regulatory Contingencies
We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services; individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.
We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.
In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.
On March 18, 2014, McCaffree Financial Corp. Employee Retirement Program (“McCaffree”) filed a putative class action lawsuit in the United States District Court for the Southern District of Iowa against us. The complaint alleged, among other things, breach of duty of loyalty, breach of duty of prudence and prohibited transactions under ERISA. McCaffree seeks a nationwide class action on behalf of all participants and beneficiaries of defined contribution retirement plans that invested in any Principal Separate Account in the last six years. McCaffree seeks disgorgement of all fees it alleges we improperly retained in addition to other general claims for relief. We have filed a motion to dismiss the case and on December 11, 2014, the court granted the motion. McCaffree filed a notice of appeal on December 22, 2014. We will continue to aggressively defend the case.
On August 29, 2013, American Chemicals & Equipment, Inc. 401(k) Retirement Plan (“ACE”) filed a lawsuit in the United States District Court for the Northern District of Alabama against Principal Management Corporation and Principal Global Investors, LLC (the “ACE Defendants”). The lawsuit alleges the ACE Defendants breached their fiduciary duty under Section 36(b) of the Investment Company Act by charging excessive fees on certain of the LifeTime series target date funds. On January 24, 2014, the court granted the motion filed by the ACE Defendants to transfer the case to the Southern District of Iowa. The ACE Defendants continue to aggressively defend the lawsuit.
On December 2, 2009 and December 4, 2009, two plaintiffs, Cruise and Mullaney, each filed putative class action lawsuits in the United States District Court for the Southern District of New York against us; PFG; Principal Global Investors, LLC; Principal Management Corporation; and Principal Real Estate Investors, LLC (the “Cruise/Mullaney Defendants”). The lawsuits alleged the Cruise/Mullaney Defendants failed to manage the Principal U.S. Property Separate Account (“PUSPSA”) in the best interests of investors, improperly imposed a “withdrawal freeze” on September 26, 2008, and instituted a “withdrawal queue” to honor withdrawal requests as sufficient liquidity became available. The two lawsuits, as well as two subsequently filed complaints asserting similar claims, have been consolidated and are now known as In re Principal U.S. Property Account Litigation. Plaintiffs’ request for permission to appeal the denial of class certification was denied by the U.S. Eighth Circuit Court of Appeals on December 31, 2013. The case was dismissed on December 15, 2014.
In 2008, we received approximately $440.0 million in connection with the termination of certain structured transactions and the resulting prepayment of our investment in those transactions. The transactions involved Lehman Brothers Special Financing Inc. and Lehman Brothers Holdings Inc. (collectively, “Lehman”) in various capacities. Subsequent to Lehman’s 2008 bankruptcy filing, its bankruptcy estate initiated several lawsuits seeking to recover from numerous sources significant amounts to which it claims entitlement under various theories. We are one of a large group of defendants to this action, and believe that we have meritorious defenses to Lehman’s claims and intend to aggressively defend against them. The estate’s claim against us, including interest (which we also dispute), was approximately $541.0 million.
While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe that any such matter will have a material adverse effect on our business or financial position. As of December 31, 2014, there were no

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

estimated losses accrued related to the legal matters discussed above because we believe the loss from these matters is not probable and cannot be reasonably estimated.

We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. Unless otherwise noted, all of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith.

The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2014.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plan and to third parties primarily related to a former subsidiary. These agreements generally expire through 2019. The maximum exposure under these agreements as of December 31, 2014, was approximately $345.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2014 and 2013, the liability balance for guaranty fund assessments, which is not discounted, was $16.8 million and $22.5 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2014 and 2013, $7.1 million and $11.5 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Operating Leases

As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2014, 2013 and 2012 was $29.5 million, $26.4 million and $33.2 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2015	$35.1
2016	31.3
2017	27.1
2018	19.4
2019	11.3
2020 and thereafter	50.8
Total operating lease obligations	175.0
Less: Future sublease rental income on noncancelable leases	5.8
Total future minimum lease payments	$169.2

Capital Leases

We lease buildings and hardware storage equipment under capital leases. As of December 31, 2014 and 2013, these leases had a gross asset balance of $54.5 million and $42.3 million and accumulated depreciation of $17.0 million and $16.1 million, respectively. Depreciation expense for the years ended December 31, 2014, 2013 and 2012 was $11.8 million, $9.3 million and $7.0 million, respectively.

The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2015	$6.2
2016	5.3
2017	2.4
2018	0.6
2019	—
Total	14.5
Less: Amounts representing interest	0.3
Net present value of minimum lease payments	$14.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2014

	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized gains on available-for-sale securities during the period	$884.2	$(309.9)	$574.3
Reclassification adjustment for gains included in net income (1)	(66.2)	23.1	(43.1)
Adjustments for assumed changes in amortization patterns	(63.4)	22.2	(41.2)
Adjustments for assumed changes in policyholder liabilities	(352.3)	123.5	(228.8)
Net unrealized gains on available-for-sale securities	402.3	(141.1)	261.2

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	102.2	(35.8)	66.4
Adjustments for assumed changes in amortization patterns	(4.7)	1.7	(3.0)
Adjustments for assumed changes in policyholder liabilities	(2.2)	0.7	(1.5)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	95.3	(33.4)	61.9

Net unrealized gains on derivative instruments during the period	100.3	(35.1)	65.2
Reclassification adjustment for gains included in net income (3)	(3.6)	1.2	(2.4)
Adjustments for assumed changes in amortization patterns	(12.8)	4.5	(8.3)
Adjustments for assumed changes in policyholder liabilities	3.2	(1.1)	2.1
Net unrealized gains on derivative instruments	87.1	(30.5)	56.6

Foreign currency translation adjustment	(5.3)	1.6	(3.7)

Unrecognized postretirement benefit obligation during the period	(26.7)	9.3	(17.4)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	14.5	(5.1)	9.4
Net unrecognized postretirement benefit obligation	(12.2)	4.2	(8.0)

Other comprehensive income	$567.2	$(199.2)	$368.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2013

	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,520.2)	$533.0	$(987.2)
Reclassification adjustment for losses included in net income (1)	59.6	(20.8)	38.8
Adjustments for assumed changes in amortization patterns	252.8	(88.5)	164.3
Adjustments for assumed changes in policyholder liabilities	471.8	(165.4)	306.4
Net unrealized losses on available-for-sale securities	(736.0)	258.3	(477.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	22.0	(7.6)	14.4
Adjustments for assumed changes in amortization patterns	(14.4)	5.1	(9.3)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	7.6	(2.5)	5.1

Net unrealized losses on derivative instruments during the period	(46.3)	16.2	(30.1)
Reclassification adjustment for losses included in net income (3)	5.0	(1.8)	3.2
Adjustments for assumed changes in amortization patterns	10.9	(3.8)	7.1
Adjustments for assumed changes in policyholder liabilities	20.5	(7.2)	13.3
Net unrealized losses on derivative instruments	(9.9)	3.4	(6.5)

Foreign currency translation adjustment	1.6	(1.6)	—

Unrecognized postretirement benefit obligation during the period	426.7	(149.3)	277.4
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	84.9	(29.7)	55.2
Net unrecognized postretirement benefit obligation	511.6	(179.0)	332.6

Other comprehensive loss	$(225.1)	$78.6	$(146.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2012

	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized gains on available-for-sale securities during the period	$1,475.4	$(513.3)	$962.1
Reclassification adjustment for losses included in net income (1)	111.6	(39.1)	72.5
Adjustments for assumed changes in amortization patterns	(169.0)	59.1	(109.9)
Adjustments for assumed changes in policyholder liabilities	(645.5)	226.1	(419.4)
Net unrealized gains on available-for-sale securities	772.5	(267.2)	505.3

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	(17.3)	6.1	(11.2)
Adjustments for assumed changes in amortization patterns	4.0	(1.6)	2.4
Adjustments for assumed changes in policyholder liabilities	3.2	(1.1)	2.1
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	(10.1)	3.4	(6.7)

Net unrealized losses on derivative instruments during the period	(25.9)	9.2	(16.7)
Reclassification adjustment for gains included in net income (3)	(2.5)	0.9	(1.6)
Adjustments for assumed changes in amortization patterns	25.9	(9.1)	16.8
Adjustments for assumed changes in policyholder liabilities	(70.0)	24.5	(45.5)
Net unrealized losses on derivative instruments	(72.5)	25.5	(47.0)

Foreign currency translation adjustment	(14.7)	5.7	(9.0)

Unrecognized postretirement benefit obligation during the period	(245.7)	86.0	(159.7)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	49.6	(17.3)	32.3
Net unrecognized postretirement benefit obligation	(196.1)	68.7	(127.4)

Other comprehensive income	$479.1	$(163.9)	$315.2

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.

(2)
Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.

(3)	See Note 6, Derivative Financial Instruments – Cash Flow Hedges, for further details.

(4)
Pre-tax amortization of prior service cost and actuarial loss included in net periodic benefit cost, which is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits – Components of Net Periodic Benefit Cost, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income

	(in millions)
Balances at January 1, 2012	$768.7	$(165.2)	$74.1	$12.1	$(361.1)	$328.6
Other comprehensive loss
during the period, net of
adjustments	432.8	(6.7)	(45.4)	(10.2)	(159.7)	210.8
Amounts reclassified to AOCI	72.5	—	(1.6)	—	32.3	103.2
Other comprehensive income	505.3	(6.7)	(47.0)	(10.2)	(127.4)	314.0
Balances at December 31, 2012	1,274.0	(171.9)	27.1	1.9	(488.5)	642.6
Other comprehensive loss
during the period, net of
adjustments	(516.5)	—	(9.7)	(0.4)	277.4	(249.2)
Amounts reclassified to AOCI	38.8	5.1	3.2	—	55.2	102.3
Other comprehensive loss	(477.7)	5.1	(6.5)	(0.4)	332.6	(146.9)
Balances at December 31, 2013	796.3	(166.8)	20.6	1.5	(155.9)	495.7
Pension plan transfer due to
change in sponsorship	—	—	—	—	221.7	221.7
Other comprehensive income
during the period, net of
adjustments	304.3	—	59.0	(2.4)	(17.4)	343.5
Amounts reclassified to AOCI	(43.1)	61.9	(2.4)	—	9.4	25.8
Other comprehensive income	261.2	61.9	56.6	(2.4)	(8.0)	369.3
Balances at December 31, 2014	$1,057.5	$(104.9)	$77.2	$(0.9)	$57.8	$1,086.7

Noncontrolling Interest

Interests held by unaffiliated parties in consolidated entities are reflected in noncontrolling interest, which represents the noncontrolling partners’ share of the underlying net assets of our consolidated subsidiaries. Noncontrolling interest that is not redeemable is reported in the equity section of the consolidated statements of financial position.

The noncontrolling interest holders in certain of our consolidated entities maintain an equity interest that is redeemable at the option of the holder, which may be exercised on varying dates. Since redemption of the noncontrolling interest is outside of our control, this interest is presented on the consolidated statements of financial position line item titled “Redeemable noncontrolling interest.” If the interest were to be redeemed, we would be required to purchase such interest at a redemption value based on fair value or a formula that management intended to reasonably approximate fair value based on a fixed multiple of earnings over a measurement period. As such, the carrying value of the redeemable noncontrolling interest is compared to the redemption value at each reporting period. Any adjustments to the carrying amount of the redeemable noncontrolling interest for changes in redemption value prior to exercise of the redemption option are determined after the attribution of net income or loss of the subsidiary and are recognized in the redemption value as they occur. Adjustments to the carrying value of redeemable noncontrolling interest result in adjustments to additional paid-in capital and/or retained earnings. Adjustments are recorded in retained earnings to the extent the redemption value of the redeemable noncontrolling interest exceeds its fair value. All other adjustments to the redeemable noncontrolling interest are recorded in additional paid-in capital.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Following is a reconciliation of the changes in the redeemable noncontrolling interest (in millions):

Balance at January 1, 2012	$22.2
Net income attributable to redeemable noncontrolling interest	1.0
Distributions to redeemable noncontrolling interest	(1.2)
Foreign currency translation adjustment	1.2
Balance at December 31, 2012	23.2
Net income attributable to redeemable noncontrolling interest	13.6
Reclassification from stockholder's equity (1)	166.7
Distributions to redeemable noncontrolling interest	(13.0)
Change in redemption value of redeemable noncontrolling interest	17.8
Foreign currency translation adjustment	0.4
Balance at December 31, 2013	208.7
Net income attributable to redeemable noncontrolling interest	9.7
Distributions to redeemable noncontrolling interest	(14.9)
Purchase of subsidiary shares from redeemable noncontrolling interest (2)	(215.7)
Change in redemption value of redeemable noncontrolling interest	34.6
Foreign currency translation adjustment	(1.3)
Balance at December 31, 2014	$21.1

(1)
During the third quarter of 2013, we identified a classification error of certain of our noncontrolling interests. The classification error had no impact on net income. We evaluated the classification error based on qualitative and quantitative factors in accordance with SEC Staff Accounting Bulletins 99 and 108 and concluded the impact was not material in the current or any prior quarterly or annual periods presented. During the third quarter of 2013, we recorded a $166.7 million increase to redeemable noncontrolling interest and a corresponding decrease to stockholder’s equity.

(2)	During the third quarter of 2014 we increased our ownership stake in Columbus Circle Investors.
Dividend Limitations
Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2014 statutory results, we could pay approximately $615.2 million in stockholder dividends in 2015 without exceeding the statutory limitation.
15. Fair Value Measurements
We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type insurance contracts, are excluded from these fair value disclosure requirements.
Valuation Hierarchy
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

•
Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability. Our Level 3 assets and liabilities include certain assets and liabilities priced using broker quotes or other valuation methods that utilize at least one significant unobservable input. These include fixed maturities, private equity securities, real estate and commercial mortgage loan investments of our separate accounts, commercial mortgage loan investments and obligations of consolidated VIEs for which the fair value option was elected, complex derivatives, embedded derivatives and equity method real estate investments for which the fair value option was elected.

Determination of Fair Value
The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2014.
Fixed Maturities
Fixed maturities include bonds, redeemable preferred stock, ABS and certain nonredeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.
When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds where quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.
If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized, which are reflected in Level 3 and can include fixed maturities across all asset classes. As of December 31, 2014, less than 1% of our fixed maturities were valued using internal pricing models, which were classified as Level 3 assets accordingly.
The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.
U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.
States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.
RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.
Equity Securities
Equity securities include mutual funds, common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.
Derivatives
The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily such that their fair value is not reflected in the consolidated statements of financial position. The fair values of derivative instruments cleared through centralized clearinghouses are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap curve in their valuation. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices, and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.
Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.
Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps, interest rate collars and swaptions that are valued using broker quotes. These are reflected in Level 3.
Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.
Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.
Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3. In addition, we have a limited number of total return swaps that are valued based on the observable quoted price of underlying equity indices. These are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Other Investments
Other investments reported at fair value include seed money investments, other investment funds, commercial mortgage loans of consolidated VIEs and equity method real estate investments for which the fair value option was elected.
The fair value of seed money and other investment funds is determined using the NAV of the fund. The NAV of the funds represents the price at which we feel we would be able to initiate a transaction. Seed money investments in mutual funds for which the NAV is published are reflected in Level 1. Seed money investments in mutual funds in markets that do not have a published NAV and other investment funds, which are relatively illiquid due to restrictions on sale, are reflected in Level 2.
Commercial mortgage loans of consolidated VIEs and equity method real estate investments for which the fair value option was elected are reflected in Level 3. Fair value of the commercial mortgage loans is computed utilizing a discount rate based on the current market. The market discount rate is then adjusted based on various factors that differentiate it from our pool of loans. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes various public real estate market data inputs. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.
Cash and Cash Equivalents
Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of less than three months. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.
Separate Account Assets
Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.
Investment-Type Insurance Contracts
Certain annuity contracts and other investment-type insurance contracts include embedded derivatives that have been bifurcated from the host contract and that are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using stochastic models that incorporate a spread reflecting our own creditworthiness.
The assumption for our own non-performance risk for investment-type insurance contracts and any embedded derivatives bifurcated from certain annuity and investment-type insurance contracts is based on the current market credit spreads for debt-like instruments that we have issued and are available in the market.
Other Liabilities
Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Additionally, obligations of consolidated VIEs for which the fair value option was elected are included in other liabilities. These obligations are valued either based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2, or broker quotes, which are reflected in Level 3.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

	December 31, 2014
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,110.7	$709.4	$401.3	$—
Non-U.S. governments	446.6	—	436.3	10.3
States and political subdivisions	4,176.2	—	4,176.2	—
Corporate	28,914.7	40.2	28,685.9	188.6
Residential mortgage-backed securities	2,805.2	—	2,805.2	—
Commercial mortgage-backed securities	3,975.5	—	3,975.5	—
Collateralized debt obligations	504.1	—	439.9	64.2
Other debt obligations	4,616.4	—	4,552.7	63.7
Total fixed maturities, available-for-sale	46,549.4	749.6	45,473.0	326.8
Fixed maturities, trading	400.3	—	260.6	139.7
Equity securities, available-for-sale	108.9	53.4	51.4	4.1
Equity securities, trading	191.6	2.0	189.6	—
Derivative assets (1)	650.8	—	597.1	53.7
Other investments (2)	239.6	—	112.4	127.2
Cash equivalents (3)	284.5	—	284.5	—
Sub-total excluding separate account assets	48,425.1	805.0	46,968.6	651.5

Separate account assets	94,328.4	73,181.4	15,289.5	5,857.5
Total assets	$142,753.5	$73,986.4	$62,258.1	$6,509.0

Liabilities
Investment-type insurance contracts (4)	$(155.9)	$—	$—	$(155.9)
Derivative liabilities (1)	(763.8)	—	(728.3)	(35.5)
Other liabilities (4)	(310.1)	—	(243.8)	(66.3)
Total liabilities	$(1,229.8)	$—	$(972.1)	$(257.7)

Net assets	$141,523.7	$73,986.4	$61,286.0	$6,251.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2013
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$769.7	$398.6	$371.1	$—
Non-U.S. governments	523.6	—	511.9	11.7
States and political subdivisions	3,632.4	—	3,630.6	1.8
Corporate	29,217.2	40.3	29,062.1	114.8
Residential mortgage-backed securities	2,823.6	—	2,823.6	—
Commercial mortgage-backed securities	4,026.4	—	4,024.8	1.6
Collateralized debt obligations	363.4	—	325.6	37.8
Other debt obligations	4,167.8	—	4,083.7	84.1
Total fixed maturities, available-for-sale	45,524.1	438.9	44,833.4	251.8
Fixed maturities, trading	358.5	—	188.6	169.9
Equity securities, available-for-sale	102.6	34.6	51.1	16.9
Equity securities, trading	169.7	8.7	161.0	—
Derivative assets (1)	651.1	—	576.9	74.2
Other investments (2)	279.3	—	136.4	142.9
Cash equivalents (3)	1,160.5	—	1,160.5	—
Sub-total excluding separate account assets	48,245.8	482.2	47,107.9	655.7

Separate account assets	83,790.3	65,599.5	13,092.9	5,097.9
Total assets	$132,036.1	$66,081.7	$60,200.8	$5,753.6

Liabilities
Investment-type insurance contracts (4)	$9.5	$—	$—	$9.5
Derivative liabilities (1)	(1,017.3)	—	(977.7)	(39.6)
Other liabilities (4)	(322.1)	—	(248.2)	(73.9)
Total liabilities	$(1,329.9)	$—	$(1,225.9)	$(104.0)

Net assets	$130,706.2	$66,081.7	$58,974.9	$5,649.6

(1)
Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments. Our derivatives are primarily Level 2, with the exception of certain credit default swaps and other swaps that are Level 3.

(2)	Primarily includes seed money investments, other investment funds, commercial mortgage loans of consolidated VIEs and equity method investments reported at fair value.

(3)	Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.

(4)
Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. Other liabilities also include obligations of consolidated VIEs reported at fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are summarized as follows:

	For the year ended December 31, 2014
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2013	(1)	income	(4)	Level 3	Level 3	2014	held (1)

	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$11.7	$—	$(0.2)	$(1.2)	$—	$—	$10.3	$—
States and political
subdivisions	1.8	—	—	(0.1)	—	(1.7)	—	—
Corporate	114.8	(1.4)	(1.5)	48.0	46.6	(17.9)	188.6	(1.3)
Commercial
mortgage-backed
securities	1.6	(1.2)	1.3	(6.0)	6.8	(2.5)	—	—
Collateralized
debt obligations	37.8	—	0.4	46.1	3.9	(24.0)	64.2	—
Other debt
obligations	84.1	—	1.4	7.9	—	(29.7)	63.7	—
Total fixed
maturities,
available-for-sale	251.8	(2.6)	1.4	94.7	57.3	(75.8)	326.8	(1.3)
Fixed maturities,
trading	169.9	9.9	—	(40.1)	—	—	139.7	1.2
Equity securities,
available-for-sale	16.9	4.2	2.8	(20.0)	0.2	—	4.1	(0.3)
Derivative assets	74.2	(32.0)	—	11.5	—	—	53.7	(32.0)
Other investments	142.9	15.7	—	(31.4)	—	—	127.2	15.7
Separate account
assets (2)	5,097.9	653.5	—	115.6	4.4	(13.9)	5,857.5	608.4

Liabilities
Investments-type
insurance
contracts	9.5	(190.2)	—	24.8	—	—	(155.9)	(190.6)
Derivative liabilities	(39.6)	3.9	(0.4)	0.6	—	—	(35.5)	(0.9)
Other liabilities (3)	(73.9)	(1.4)	—	9.0	—	—	(66.3)	(0.8)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2013
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2012	(1)	income	(4)	Level 3	Level 3	2013	held (1)

	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$12.9	$—	$—	$(1.2)	$—	$—	$11.7	$—
States and political
subdivisions	1.9	—	—	(0.1)	—	—	1.8	—
Corporate	117.8	(11.4)	2.2	(15.2)	105.3	(83.9)	114.8	(8.6)
Commercial
mortgage-backed
securities	—	—	(0.1)	(0.7)	2.4	—	1.6	—
Collateralized
debt obligations	77.6	2.1	7.2	(56.0)	31.7	(24.8)	37.8	—
Other debt
obligations	14.7	(0.3)	2.8	34.9	32.0	—	84.1	(0.3)
Total fixed
maturities,
available-for-sale	224.9	(9.6)	12.1	(38.3)	171.4	(108.7)	251.8	(8.9)
Fixed maturities,
trading	166.8	3.0	—	0.1	—	—	169.9	3.1
Equity securities,
available-for-sale	15.3	(0.2)	1.8	—	—	—	16.9	(0.2)
Derivative assets	73.3	(20.7)	—	21.6	—	—	74.2	(19.8)
Other investments	113.9	11.2	—	17.8	—	—	142.9	11.2
Separate account
assets (2)	4,450.7	585.2	—	55.8	12.7	(6.5)	5,097.9	556.1

Liabilities
Investments-type
insurance
contracts	(148.1)	143.4	—	14.2	—	—	9.5	141.1
Derivative liabilities	(101.7)	54.4	(0.1)	7.8	—	—	(39.6)	53.9
Other liabilities (3)	(39.6)	(34.3)	—	—	—	—	(73.9)	(34.3)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2012
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2011	(1)	income	(4)	Level 3	Level 3	2012	held (1)

	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$—	$—	$(0.5)	$(1.1)	$14.5	$—	$12.9	$—
States and political
subdivisions	—	—	0.2	(0.1)	1.8	—	1.9	—
Corporate	239.2	(8.8)	22.7	(77.6)	79.7	(137.4)	117.8	(2.2)
Collateralized
debt obligations	102.5	(3.3)	5.1	4.5	—	(31.2)	77.6	—
Other debt
obligations	27.3	(2.2)	0.5	(26.2)	15.3	—	14.7	(2.2)
Total fixed
maturities,
available-for-sale	369.0	(14.3)	28.0	(100.5)	111.3	(168.6)	224.9	(4.4)
Fixed maturities,
trading	220.8	3.2	—	(66.7)	9.5	—	166.8	(4.4)
Equity securities,
available-for-sale	18.0	(0.3)	(2.4)	—	—	—	15.3	—
Derivative assets	59.0	10.8	—	3.5	—	—	73.3	12.0
Other investments	97.5	2.1	—	14.3	—	—	113.9	2.2
Separate account
assets (2)	4,049.0	423.2	—	(21.2)	1.6	(1.9)	4,450.7	414.6

Liabilities
Investments-type
insurance
contracts	(171.8)	37.4	—	(13.7)	—	—	(148.1)	34.5
Derivative liabilities	(177.1)	36.0	1.3	38.1	—	—	(101.7)	34.4
Other liabilities (3)	(24.2)	(23.5)	—	8.1	—	—	(39.6)	(20.2)

(1)
Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operations.

(2)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

(3)	Certain embedded derivatives reported in other liabilities are part of a cash flow hedge, with the effective portion of the unrealized gains (losses) recorded in AOCI.

(4)	Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2014
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.2)	$(1.2)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	79.3	(23.6)	—	(7.7)	48.0
Commercial mortgage-backed securities	—	(5.8)	—	(0.2)	(6.0)
Collateralized debt obligations	61.3	—	—	(15.2)	46.1
Other debt obligations	19.2	—	—	(11.3)	7.9

Total fixed maturities, available-for-sale	159.8	(29.4)	—	(35.7)	94.7
Fixed maturities, trading	—	(10.0)	—	(30.1)	(40.1)
Equity securities, available-for-sale	—	(20.0)	—	—	(20.0)
Derivative assets	11.8	(0.3)	—	—	11.5
Other investments	0.2	—	—	(31.6)	(31.4)
Separate account assets (5)	537.6	(330.5)	(331.8)	240.3	115.6

Liabilities
Investment-type insurance contracts	—	—	20.7	4.1	24.8
Derivative liabilities	(1.5)	2.1	—	—	0.6
Other liabilities	—	9.0	—	—	9.0

	For the year ended December 31, 2013
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.2)	$(1.2)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	18.0	(17.0)	—	(16.2)	(15.2)
Commercial mortgage-backed securities	—	—	—	(0.7)	(0.7)
Collateralized debt obligations	17.0	(47.4)	—	(25.6)	(56.0)
Other debt obligations	37.8	—	—	(2.9)	34.9
Total fixed maturities, available-for-sale	72.8	(64.4)	—	(46.7)	(38.3)
Fixed maturities, trading	—	—	—	0.1	0.1
Derivative assets	22.1	(0.5)	—	—	21.6
Other investments	30.2	—	—	(12.4)	17.8
Separate account assets (5)	276.0	(170.8)	(21.8)	(27.6)	55.8

Liabilities
Investment-type insurance contracts	—	—	10.9	3.3	14.2
Derivative liabilities	(3.4)	11.2	—	—	7.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2012
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.1)	$(1.1)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	0.3	(65.2)	—	(12.7)	(77.6)
Collateralized debt obligations	5.1	(1.1)	—	0.5	4.5
Other debt obligations	—	—	—	(26.2)	(26.2)
Total fixed maturities, available-for-sale	5.4	(66.3)	—	(39.6)	(100.5)
Fixed maturities, trading	—	(24.6)	—	(42.1)	(66.7)
Derivative assets	3.7	(0.2)	—	—	3.5
Other investments	34.0	—	—	(19.7)	14.3
Separate account assets (5)	134.8	(120.8)	(208.4)	173.2	(21.2)

Liabilities
Investment-type insurance contracts	—	—	(16.6)	2.9	(13.7)
Derivative liabilities	(3.9)	42.0	—	—	38.1
Other liabilities	—	8.1	—	—	8.1

(5)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.
Transfers
Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels are summarized below.

	For the year ended December 31, 2014
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-
sale:
States and political subdivisions	$—	$—	$—	$—	$—	$1.7
Corporate	—	—	—	46.6	—	17.9
Commercial mortgage-backed
securities	—	—	—	6.8	—	2.5
Collateralized debt obligations	—	—	—	3.9	—	24.0
Other debt obligations	—	—	—	—	—	29.7
Total fixed maturities,
available-for-sale	—	—	—	57.3	—	75.8
Equity securities, available-for-
sale	—	—	—	0.2	—	—
Separate account assets	33.0	—	71.3	4.4	—	13.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2013
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$105.3	$—	$83.9
Commercial mortgage-backed
securities	—	—	—	2.4	—	—
Collateralized debt obligations	—	—	—	31.7	—	24.8
Other debt obligations	—	—	—	32.0	—	—
Total fixed maturities,
available-for-sale	—	—	—	171.4	—	108.7
Separate account assets	253.9	0.1	15.5	12.6	—	6.5

	For the year ended December 31, 2012
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-
sale:
Non-U.S. governments	$—	$—	$—	$14.5	$—	$—
States and political subdivisions	—	—	—	1.8	—	—
Corporate	—	—	—	79.7	—	137.4
Collateralized debt obligations	—	—	—	—	—	31.2
Other debt obligations	—	—	—	15.3	—	—
Total fixed maturities,
available-for-sale	—	—	—	111.3	—	168.6
Fixed maturities, trading	—	—	—	9.5	—	—
Separate account assets	3,255.7	0.3	205.5	1.3	—	1.9

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.
We had significant transfers of separate account assets between Level 1 and Level 2, primarily related to foreign equity securities. When these securities are valued at the local close price of the exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2.
Assets transferred into Level 3 during 2014, 2013 and 2012, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.
Assets transferred out of Level 3 during 2014, 2013 and 2012, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2014
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$10.3	Discounted cash flow	Discount rate (1)	2.2%	2.2%
			Illiquidity premium	50 basis points ("bps")	50bps
Corporate	83.0	Discounted cash flow	Discount rate (1)	1.8%-6.7%	4.0%
			Comparability adjustment	0bps-1bps	0bps
			Illiquidity premium	0bps-25bps	13bps
Collateralized debt obligations	12.7	Discounted cash flow	Discount rate (1)	2.7%-17.1%	6.1%
			Probability of default	0%-100%	23.5%
			Potential loss severity	0%-70%	16.4%
Other debt obligations	49.3	Discounted cash flow	Discount rate (1)	1.4%-5.0%	2.3%
			Illiquidity premium	0bps-1,000bps	175bps
Fixed maturities, trading	15.2	Discounted cash flow	Discount rate (1)	1.8%-126.9%	3.5%
			Illiquidity premium	200bps- 1,400bps	460bps
	100.4	See note (2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2014
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

	(in millions)
Other investments	35.0	Discounted cash flow - commercial mortgage loans of consolidated VIEs	Discount rate (1)	4.2%	4.2%
			Illiquidity premium	76bps	76bps
	92.2	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.3%-8.0%	7.6%
			Terminal capitalization rate	5.5%-6.8%	6.1%
			Average market rent growth rate	3.3%-3.7%	3.5%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	34.2%-58.9%	46.5%
			Credit spread rate	1.8%-2.0%	1.9%
Separate account assets	5,857.4	Discounted cash flow - mortgage loans	Discount rate (1)	1.1%-6.9%	3.2%
			Illiquidity premium	0bps-60bps	7bps
			Credit spread rate	70bps-632bps	221bps
		Discounted cash flow - real estate	Discount rate (1)	6.0%-24.6%	7.4%
			Terminal capitalization rate	4.5%-9.5%	6.4%
			Average market rent growth rate	1.3%-4.4%	3.0%
		Discounted cash flow - real estate debt	Loan to value	6.8%-64.1%	46.5%
			Credit spread rate	2.1%-4.8%	3.4%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

December 31, 2014
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

(in millions)
Liabilities
Investment-type insurance contracts	(155.9)	Discounted cash flow	Long duration interest rate	2.6%-2.7% (3)
			Long-term equity market volatility	18.4%-39.5%
			Non-performance risk	0.1%-1.4%
			Utilization rate	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)
Derivative liabilities	(19.3)	See note (2)
Other liabilities	(66.3)	See note (2)

	December 31, 2013
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$11.7	Discounted cash flow	Discount rate (1)	2.0%	2.0%
			Illiquidity premium	50 bps	50bps
Corporate	70.1	Discounted cash flow	Discount rate (1)	1.9%-7.7%	4.4%
			Earnings before interest, taxes, depreciation and amortization multiple	0x-4.5x	0.2x
			Comparability adjustment	0bps-125bps	43bps
			Probability of default	0%-100%	5.4%
			Potential loss severity	0%-16%	0.9%
			Illiquidity premium	0bps-25bps	15bps
Commercial mortgage-backed	1.6	Discounted cash	Discount rate (1)	1.5%-4.5%	1.5%
securities		flow
Collateralized debt obligations	13.6	Discounted cash flow	Discount rate (1)	1.5%	1.5%
			Illiquidity premium	400bps	400bps

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2013
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

	(in millions)
Other debt obligations	33.6	Discounted cash flow	Discount rate (1)	2.0%-15.0%	6.7%
			Illiquidity premium	0bps-50bps	11bps
Fixed maturities, trading	36.3	Discounted cash flow	Discount rate (1)	1.6%-83.0%	3.4%
			Illiquidity premium	0bps-1,400bps	370bps
	110.4	See note (2)
Other investments	68.1	Discounted cash flow - commercial mortgage loans of consolidated VIEs	Discount rate (1)	4.8%	4.8%
			Illiquidity premium	94bps	94bps
	74.8	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.8%-8.1%	7.9%
			Terminal capitalization rate	5.5%-6.8%	6.1%
			Average market rent growth rate	3.5%-3.6%	3.6%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	40.5%-61.0%	50.7%
			Credit spread rate	1.5%-2.0%	1.8%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2013
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

	(in millions)
Separate account assets	5,090.4	Discounted cash flow - mortgage loans	Discount rate (1)	0.6%-5.6%	3.3%
			Illiquidity premium	0bps-60bps	12bps
			Credit spread rate	32bps-440bps	214bps
		Discounted cash flow - real estate	Discount rate (1)	6.0%-16.0%	7.6%
			Terminal capitalization rate	4.5%-9.0%	6.6%
			Average market rent growth rate	2.4%-4.7%	3.0%
		Discounted cash flow - real estate debt	Loan to value	11.0%-55.9%	50.3%
			Credit spread rate	1.5%-5.2%	3.3%

Liabilities
Investment-type insurance contracts	9.5	Discounted cash flow	Long duration interest rate	3.8%-3.9% (3)
			Long-term equity market volatility	18.4%-40.1%
			Non-performance risk	0.2%-1.2%
			Utilization rate	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)
Derivative liabilities	(19.9)	See note (2)
Other liabilities	(73.9)	See note (2)

(1)
Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any credit spread, illiquidity or other adjustments, where applicable.

(2)
Relates to a consolidated collateralized private investment vehicle that is a VIE. Fixed maturities, trading represents the underlying collateral of the investment structure and consists of high-grade fixed maturity investments, which are over-collateralized based on outstanding notes priced at par. The derivative liability represents credit default swaps that are valued using a correlation model to the credit default swap (“CDS”) Index (“CDX”) and inputs to the valuation are based on observable market data such as the end of period swap curve, CDS constituents of the index and spread levels of the index, as well as CDX tranche spreads. The value of the obligations, which are due at maturity or termination of the trust, reflect the third parties’ interest in the investment structure.

(3)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between observable 20 and 30-year swap rates.

(4)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(5)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Embedded derivatives can be either assets or liabilities within the investment-type insurance contracts line item, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment-type insurance contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets are measured at fair value on a nonrecurring basis. During 2014, certain mortgage loans had been marked to fair value of $68.1 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $10.0 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2014 were:
Discount rate = 8.8% - 11.0%
Terminal capitalization rate = 7.3% - 9.0%
Average market rent growth = 2.0% - 10.9%
During 2014, certain real estate had been written down to fair value of $22.3 million. This write down resulted in a loss of $6.2 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2014 were:
Discount rate = 9.6% - 11.8%
Terminal capitalization rate = 8.3% - 8.5%
Average market rent growth = 3.0% - 3.6%
During 2013, certain mortgage loans had been marked to fair value of $151.5 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $28.5 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2013 were:

Discount rate = 8.0% - 20.0%
Terminal capitalization rate = 7.3% - 10.5%
Average market rent growth = 1.0% - 10.9%

During 2013, certain mortgage servicing rights had been marked to fair value of $7.3 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net gain of $1.3 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans. The discount rate used in calculating the present value of the future servicing cash flows was 4.3% for the year ended December 31, 2013.

During 2012, certain mortgage loans had been marked to fair value of $171.2 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $13.1 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2012 were:

Discount rate = 8.0% - 20.0%
Terminal capitalization rate = 6.3% - 10.5%
Average market rent growth = 3.0% - 8.0%

During 2012, certain mortgage servicing rights had been marked to fair value of $7.0 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net gain of $0.4 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans. The discount rate used in calculating the present value of the future servicing cash flows was 3.1% for the year ended December 31, 2012.

During 2012, certain real estate had been written down to fair value of $5.0 million. This write down resulted in a loss of $0.1 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated using appraised values that involve significant unobservable inputs that are not developed internally.

Fair Value Option

We elected fair value accounting for certain assets and liabilities of consolidated VIEs for which it was not practicable for us to determine the carrying value. The fair value option was elected for commercial mortgage loans reported with other investments and obligations reported with other liabilities in the consolidated statements of financial position. The changes in fair value of these items are reported in net realized capital gains (losses) on the consolidated statements of operations.

The fair value and aggregate contractual principal amounts of commercial mortgage loans for which the fair value option has been elected were $35.0 million and $32.4 million as of December 31, 2014, and $68.1 million and $64.0 million as of December 31, 2013, respectively. The change in fair value of the loans resulted in a $(1.5) million, $0.2 million and $2.6 million pre-tax gain (loss) for the years ended December 31, 2014, 2013 and 2012, respectively, none of which related to instrument-specific credit risk. None of these loans were more than 90 days past due or in nonaccrual status. Interest income on these commercial mortgage loans is included in net investment income on the consolidated statements of operations and is recorded based on the effective interest rates as determined at the closing of the loan. Interest income recorded on these commercial mortgage loans was $6.2 million, $5.7 million and $6.9 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The fair value and aggregate unpaid principal amounts of obligations for which the fair value option has been elected were $71.0 million and $132.8 million as of December 31, 2014, and $104.9 million and $174.4 million as of December 31, 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, the change in fair value of the obligations resulted in a pre-tax loss of $0.7 million, $32.8 million and $37.7 million, which includes a pre-tax loss of $2.4 million, $34.3 million and $37.4 million related to instrument-specific credit risk that is estimated based on credit spreads and quality ratings, respectively. Interest expense recorded on these obligations is included in operating expenses on the consolidated statements of operations and was $3.0 million, $3.6 million and $5.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.
We invest in real estate ventures for the purpose of earning investment returns and for capital appreciation. We elected the fair value option for certain ventures that are subject to the equity method of accounting because the nature of the investments are to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties. These investments are reported with other investments in the consolidated statements of financial position. The changes in fair value are reported in net investment income on the consolidated statements of operations. The fair value of the equity method investments for which the fair value option has been elected was $92.2 million and $74.8 million as of December 31, 2014 and 2013, respectively. The change in fair value of the investments resulted in a $17.3 million, $11.0 million and $(0.4) million pre-tax gain (loss) for the years ended December 31, 2014, 2013 and 2012, respectively.
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2014

			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$11,164.4	$11,703.0	$—	$—	$11,703.0
Policy loans	799.0	1,051.4	—	—	1,051.4
Other investments	108.5	108.9	—	81.0	27.9
Cash and cash equivalents	989.5	989.5	989.5	—	—
Investment-type insurance contracts	(28,383.7)	(28,430.7)	—	(5,455.4)	(22,975.3)
Short-term debt	(154.5)	(154.5)	—	(154.5)	—
Long-term debt	(82.3)	(82.3)	—	—	(82.3)
Separate account liabilities	(82,986.8)	(82,265.5)	—	—	(82,265.5)
Bank deposits	(1,979.7)	(1,985.5)	(1,343.8)	(641.7)	—
Cash collateral payable	(138.7)	(138.7)	(138.7)	—	—

	December 31, 2013

			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$10,819.2	$11,048.6	$—	$—	$11,048.6
Policy loans	830.1	933.1	—	—	933.1
Other investments	114.2	114.9	—	81.1	33.8
Cash and cash equivalents	911.1	911.1	911.1	—	—
Investment-type insurance contracts	(29,825.2)	(30,008.7)	—	(5,902.2)	(24,106.5)
Short-term debt	(292.4)	(292.4)	—	(292.4)	—
Long-term debt	(152.4)	(156.4)	—	(103.3)	(53.1)
Separate account liabilities	(73,492.5)	(72,780.1)	—	—	(72,780.1)
Bank deposits	(1,949.0)	(1,951.1)	(1,252.2)	(698.9)	—
Cash collateral payable	(21.0)	(21.0)	(21.0)	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Mortgage Loans
Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values. These are reflected in Level 3.
Policy Loans
Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of the loans. These are reflected in Level 3.
Other Investments
The fair value of commercial loans and certain consumer loans included in other investments is calculated by discounting expected cash flows through the estimated maturity date using market interest rates that reflect the credit and interest rate risk inherent in the loans. The estimate of term to maturity is based on historical experience, adjusted as required, for current economic and lending conditions. The effect of nonperforming loans is considered in assessing the credit risk inherent in the fair value estimate. These are reflected in Level 3. The carrying value of the remaining investments reported in this line item approximate their fair value and are of a short-term nature. These are reflected in Level 2.
Cash and Cash Equivalents
Certain cash equivalents not reported at fair value include short-term investments with maturities of less than three months for which public quotations are not available to use in determining fair value. Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value, which are reflected in Level 2. The carrying amounts of the remaining cash and cash equivalents that are not reported at fair value on a recurring basis approximate their fair value, which are reflected in Level 1 given the nature of cash.
Investment-Type Insurance Contracts
The fair values of our reserves and liabilities for investment-type insurance contracts are determined via a third party pricing vendor or using discounted cash flow analyses when we are unable to find a price from third party pricing vendors. Third party pricing on various outstanding medium-term notes and funding agreements is based on observable inputs such as benchmark yields and spreads based on reported trades for our medium-term notes and funding agreement issuances. These are reflected in Level 2. The discounted cash flow analyses for the remaining contracts is based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. These are reflected in Level 3. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed.
Short-Term Debt
The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity, which is reflected in Level 2.
Long-Term Debt
Long-term debt primarily includes senior note issuances for which the fair values are determined using inputs that are observable in the market or that can be derived from or corroborated with observable market data. These are reflected in Level 2. Additionally, our long-term debt includes non-recourse mortgages and notes payable that are primarily financings for real estate developments for which the fair values are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Separate Account Liabilities
Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on Treasury securities at maturities aligned with the estimated timing of fee collection. These are reflected in Level 3.
Bank Deposits
The fair value of deposits of our Principal Bank subsidiary with no stated maturity is equal to the amount payable on demand (i.e., their carrying amounts). These are reflected in Level 1. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities. These are reflected in Level 2.
Cash Collateral Payable
The carrying amount of the payable associated with our obligation to return the cash collateral received under derivative credit support annex (collateral) agreements approximates its fair value, which is reflected in Level 1.
16. Statutory Insurance Financial Information
We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. As of December 31, 2014, our use of prescribed statutory accounting practices has resulted in higher statutory net income of $6.4 million relative to the accounting practices and procedures of the NAIC due to our accounting for derivatives that hedge some of our equity indexed products. In addition, as of December 31, 2014, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $150.2 million relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.
We cede certain term and universal life insurance statutory reserves to affiliated reinsurance entities on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2014, affiliated reinsurance entities assumed statutory reserves of $3,272.4 million from us. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2014, assets admitted under these practices totaled $1,129.0 million.
Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2014, we meet the minimum RBC requirements.
Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2014	2013	2012

	(in millions)
Statutory net income	$535.5	$607.9	$576.1
Statutory capital and surplus	4,202.1	4,142.2	3,944.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

17. Segment Information
We provide financial products and services through the following segments: Retirement and Investor Services, Principal Global Investors and U.S. Insurance Solutions. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.
The Retirement and Investor Services segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.
The Principal Global Investors segment provides asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third‑party clients.
The U.S. Insurance Solutions segment provides individual life insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance and non-medical fee-for-service claims administration, throughout the United States.
The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items. Results of our exited group medical insurance business are reported in this segment.
Management uses segment operating earnings in goal setting, as a basis for determining employee compensation and in evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized capital gains (losses), as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized capital gains (losses), as adjusted, are net of income taxes, related changes in the amortization pattern of DAC and related actuarial balances, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed, noncontrolling interest capital gains and losses and certain market value adjustments to fee revenues. Net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges, and revenue from our exited group medical insurance business. Segment operating revenues include operating revenues from real estate properties that qualify for discontinued operations. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.
The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.
The following tables summarize select financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2014	December 31, 2013

	(in millions)
Assets:
Retirement and Investor Services	$137,822.0	$128,021.9
Principal Global Investors	928.8	1,025.0
U.S. Insurance Solutions	21,382.2	19,895.6
Corporate	3,781.8	3,838.0
Total consolidated assets	$163,914.8	$152,780.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the twelve months ended December 31,
	2014	2013	2012

	(in millions)
Operating revenues by segment:
Retirement and Investor Services	$4,799.7	$4,212.5	$4,321.0
Principal Global Investors	668.2	664.1	537.1
U.S. Insurance Solutions	3,257.5	3,097.7	2,983.1
Corporate	(99.9)	(109.9)	(91.7)
Total segment operating revenues	8,625.5	7,864.4	7,749.5
Net realized capital losses, net of related revenue adjustments	(9.6)	(299.2)	(21.2)
Exited group medical insurance business	0.2	2.0	25.3
Total revenues per consolidated statements of operations	$8,616.1	$7,567.2	$7,753.6
Operating earnings (loss) by segment, net of
related income taxes:
Retirement and Investor Services	$722.7	$613.3	$523.4
Principal Global Investors	103.4	87.0	66.9
U.S. Insurance Solutions	230.8	199.9	143.3
Corporate	(12.7)	(35.3)	(24.1)
Total segment operating earnings, net of related
income taxes	1,044.2	864.9	709.5
Net realized capital gains (losses), as adjusted (1)	(43.5)	(167.2)	14.8
Other after-tax adjustments (2)	(48.2)	(1.1)	(49.4)
Net income attributable to PLIC per consolidated statements
of operations	$952.5	$696.6	$674.9
(1) Net realized capital gains (losses), as adjusted, is derived as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$62.7	$(211.3)	$72.1
Certain derivative and hedging-related adjustments	(73.0)	(87.0)	(92.8)
Certain market value adjustments to fee revenues	—	—	(0.3)
Recognition of front-end fee revenue	0.7	(0.9)	(0.2)
Net realized capital losses, net of related revenue adjustments	(9.6)	(299.2)	(21.2)
Amortization of deferred acquisition costs and other actuarial balances	(49.6)	47.8	36.8
Capital gains distributed	(10.9)	(24.3)	(11.8)
Certain market value adjustments of embedded derivatives	4.8	18.4	(0.6)
Net realized capital losses associated with exited group
medical insurance business	—	—	0.2
Noncontrolling interest capital gains	(0.1)	0.1	(8.1)
Income tax effect	21.9	90.0	19.5
Net realized capital gains (losses), as adjusted	$(43.5)	$(167.2)	$14.8

(2)
For the year ended December 31, 2014, other after-tax adjustments included the negative effect resulting from (a) the impact of a court ruling on some uncertain tax positions ($47.5 million) and (b) losses associated with our exited group medical insurance business that does not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.7 million).

For the year ended December 31, 2013, other after-tax adjustments included the negative effect resulting from losses associated with our exited group medical insurance business that does not qualify for discontinued operations accounting treatment under U.S. GAAP.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

For the year ended December 31, 2012, other after-tax adjustments included the negative effect resulting from (a) a contribution made to The Principal Financial Group Foundation, Inc. ($39.8 million) and (b) losses associated with our exited group medical insurance business that does not qualify for discontinued operations accounting treatment under U.S. GAAP ($9.6 million).

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Income tax expense by segment:
Retirement and Investor Services	$128.5	$139.2	$113.5
Principal Global Investors	56.3	48.3	37.0
U.S. Insurance Solutions	112.5	95.9	64.4
Corporate	(17.5)	(19.6)	(17.3)
Total segment income taxes from operating earnings	279.8	263.8	197.6
Tax benefit related to net realized capital losses, as adjusted	(21.9)	(90.0)	(19.5)
Tax expense benefit related to other after-tax adjustments	(14.9)	(0.6)	(26.6)
Total income taxes expense per consolidated statements of
operations	$243.0	$173.2	$151.5

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining operating earnings. Segment depreciation and amortization equates to depreciation and amortization included in our consolidated statements of operations.

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Depreciation and amortization expense by segment:
Retirement and Investor Services	$27.5	$23.1	$21.2
Principal Global Investors	12.9	10.2	11.6
U.S. Insurance Solutions	16.7	13.7	14.1
Corporate	3.3	3.9	5.1
Total segment depreciation and amortization expense included in
operating earnings	60.4	50.9	52.0
Depreciation and amortization expense related to other
after-tax adjustments	—	1.4	6.1
Total depreciation and amortization expense included in our
consolidated statements of operations	$60.4	$52.3	$58.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The following table summarizes operating revenues for our products and services:

	For the years ended December 31,
	2014	2013	2012

	(in millions)
Retirement and Investor Services:
Full-service accumulation	$1,559.5	$1,467.2	$1,353.7
Individual annuities	1,488.9	1,366.5	1,162.4
Bank and trust services	84.2	95.2	101.6
Eliminations	(13.4)	(12.6)	(11.3)
Total Accumulation	3,119.2	2,916.3	2,606.4
Investment only	308.1	341.0	431.6
Full-service payout	1,372.4	955.2	1,283.0
Total Guaranteed	1,680.5	1,296.2	1,714.6
Total Retirement and Investor Services	4,799.7	4,212.5	4,321.0
Principal Global Investors (1)	668.2	664.1	537.1
U.S. Insurance Solutions:
Individual life insurance	1,532.8	1,480.9	1,421.9
Specialty benefits insurance	1,724.7	1,616.8	1,561.2
Total U.S. Insurance Solutions	3,257.5	3,097.7	2,983.1
Corporate	(99.9)	(109.9)	(91.7)
Total operating revenues	$8,625.5	$7,864.4	$7,749.5
Total operating revenues	$8,625.5	$7,864.4	$7,749.5
Net realized capital losses, net of related revenue adjustments	(9.6)	(299.2)	(21.2)
Exited group medical insurance business	0.2	2.0	25.3
Total revenues per consolidated statements of
operations	$8,616.1	$7,567.2	$7,753.6
(1) Reflects inter-segment revenues of $276.5 million, $250.1 million and $214.3 million for the years ended December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

18. Stock‑Based Compensation Plans
As of December 31, 2014, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan (approved by PFG shareholders at the May 20, 2014, annual shareholder meeting), the Employee Stock Purchase Plan, the Long-Term Performance Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock Based Compensation Plans"). As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan or the Long-Term Performance Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.
For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Compensation cost	$41.2	$42.9	$34.8
Related income tax benefit	14.0	12.8	11.4
Capitalized as part of an asset	2.5	2.6	2.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Nonqualified Stock Options
Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of approved retirement.

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2014	2013	2012

Expected volatility	53.2%	53.3%	70.0%
Expected term (in years)	6.5	6.5	6.0
Risk-free interest rate	2.0%	1.1%	1.1%
Expected dividend yield	2.50%	3.00%	2.55%
Weighted average estimated fair value	$18.89	$11.95	$13.95

We previously determined expected volatility based on, among other factors, historical volatility using daily price observations. Beginning with nonqualified stock options granted in 2013, we determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into the expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

As of December 31, 2014, there was $1.6 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.9 years.

Performance Share Awards

Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of an approved retirement) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors, including return on common equity, operating income and book value per common share, must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2014, 2013 and 2012 were $44.88, $30.70 and $27.46, respectively.

As of December 31, 2014, there was $3.2 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.7 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Restricted Stock Units
Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of an approved retirement), all vesting stops and unvested units are forfeited. There is no maximum contractual term on these awards. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2014, 2013 and 2012 was $45.00, $30.80 and $27.45, respectively.

As of December 31, 2014, there was $31.5 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $8.94, $14.16 and $5.32 during 2014, 2013 and 2012, respectively.
19. Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations.

	For the three months ended
	December 31	September 30	June 30	March 31

	(in millions)
2014
Total revenues	$2,472.5	$2,042.3	$2,074.1	$2,027.2
Total expenses	2,169.7	1,725.3	1,766.7	1,728.9
Net income	240.3	253.2	233.5	255.5
Net income attributable to PLIC	239.7	248.6	229.6	234.6

2013
Total revenues	$2,197.7	$1,779.0	$1,814.3	$1,776.2
Total expenses	1,971.5	1,531.3	1,587.0	1,590.0
Net income	182.3	195.8	182.4	153.7
Net income attributable to PLIC	175.2	191.5	178.9	151.0

PART C
OTHER INFORMATION

Item 26. Exhibits

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference to the Registrant's filing on Form S-6 on 7/24/2001)(Accession No. 0000870786-01-500004)

(b)	Custodian Agreements - N/A

(c)	Underwriting Contracts
	(c1)	Distribution Agreement (Incorporated by Reference to the Registrant's filing on Form N-6 on 2/27/2003)(Accession No. 0000870786-03-000061)
	(c2)	Selling Agreement (Incorporated by Reference to the Registrant's filing on Form S-6 on 11/16/2001)(Accession No. 0000870786-01-500050)
	(c3)	Registered Representative Agreement (Incorporated by Reference to the Registrant's filing on Form S-6 on 7/24/2001)(Accession No. 0000870786-01-500004)
	(c4)	Schedule of sales commissions (Incorporated by Reference to the Registrant's filing on Form S-6 on 11/16/2001)(Accession No. 0000870786-01-500050)

(d)	Contracts (Exhibits d1 through d16 are Incorporated by Reference to the Registrant's filing on Form S-6 on 7/24/2001)(Accession No. 0000870786-01-500004)
	(d1)	Form of Variable Life Contract
	(d2)	Form of Accelerated Benefits Rider
	(d3)	Form of Accidental Death Benefit Rider
	(d4)	Form of Accounting Benefit Rider
	(d5)	Form of Aviation Exclusion Rider
	(d6)	Form of Change of Insured Rider
	(d7)	Form of Children Term Insurance Rider
	(d8)	Form of Cost of Living Increase Rider
	(d9)	Form of Death Benefit Guarantee Rider
	(d10)	Form of Extended Coverage Rider
	(d11)	Form of Hazardous Sports Exclusion Rider
	(d12)	Form of Salary Increase Rider
	(d13)	Form of Spouse Term Insurance Rider
	(d14)	Form of Supplemental Benefit Rider
	(d15)	Form of Waiver of Monthly Policy Charge Rider
	(d16)	Form of Waiver of Specified Premium Rider

(e)	Applications
	(e1)	Form of Life Insurance Application (filed 7/24/01)( Incorporated by Reference to the Registrant's filing on Form S-6 on 7/24/2001)(Accession No. 0000870786-01-500004)
	(e2)	Form of Supplemental Application (Incorporated by Reference to the Registrant's filing on Form S-6 on 11/16/2001)(Accession No. 0000870786-01-500050)

(f)	Depositor's Certificate of Incorporation and By-laws (Exhibits f1 and f2 are Incorporated by Reference to the Registrant's filing on Form S-6 on 7/24/2001)(Accession No. 0000870786-01-500004)
	(f1)	Articles of Incorporation of the Depositor
	(f2)	Bylaws of Depositor

(g)	Reinsurance Contracts
	(g1)	Reinsurance Contracts (Incorporated by Reference to the Registrant's filing on Form N-6 on 2/27/2003)(Accession No. 0000870786-03-000061)

1

(h)	Participation Agreements

1. American Century
	(a)	Shareholder Services Agreement dated April 1, 1999 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(b)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(g)
Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)1(j) on 04/25/2014 (Accession No. 0000812797-14-000014)

2. American Funds
	(a)	Fund Participation and Service Agreement dated May 1, 2014 *
	(b)	Rule 22c-2 Agreement dated May 19, 2014 *
	(c)	Business Agreement dated May 1, 2014 *
	(d)	Form of First Amendment To Fund Participation and Service Agreement *

3. Calvert Variable Series, Inc.
(a)
Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 *
(c)
Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 *
	(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 *
	(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 *

4. ClearBridge (Legg Mason)
	(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

5. Delaware Distributors
	(a)	Participation Agreement dated April 26, 2010 (Filed as Exhibit (h)4(a) on 04/25/2014 (Accession No. 0000812797-14-000014)
2

(b)	Administrative Services Agreement dated April 26, 2010 (Filed as Exhibit (h)4(b) on 04/25/2014 (Accession No. 0000812797-14-000014)
(c)	Amendment 1 to Participation Agreement dated December 30, 2010 (Filed as Exhibit (h)4(c) on 04/25/2014 (Accession No. 0000812797-14-000014)
(d)	Amendment 2 to Participation Agreement dated April 4, 2014 (Filed as Exhibit (h)4(d) on 04/25/2014 (Accession No. 0000812797-14-000014)

6. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 *
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 *

7. DWS
(a)	Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 04/27/11)(Accession No. 0000898745-11-000198)
(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)6(c) on 04/25/2014 (Accession No. 0000812797-14-000014)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)6(d) on 04/25/2014 (Accession No. 0000812797-14-000014)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)6(e) on 04/25/2014 (Accession No. 0000812797-14-000014)

8. Fidelity Distributors Corporation
(a)
Amended and Restated Participation Agreement dated December 20, 2004 (Incorporated by Reference from Exhibit (h)(6)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(b)	Services Agreement dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Service Contract (Service Class Shares) dated August 2, 1999 (Incorporated by Reference from Exhibit (h)(6)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

3

(d)	Service Contract (Initial Class Shares) dated March 1, 2000 (Incorporated by Reference from Exhibit (h)(6)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Service Contract (Class 2 shares) dated April 1, 2002 (Incorporated by Reference from Exhibit (h)(6)(e) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(6)(f) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

9. Franklin Templeton
(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 *
(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 *
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 *
(n)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 *
(p)	Amendment to Participation Agreement Addendum dated March 31, 2015 *

10. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

4

(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(p) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(p)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(8)(o) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

11. Janus
(a)
Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(h)
Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(k)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 *

5

(l)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Administrative Services Letter Agreement dated May 6, 2008 *
(o)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(p)	Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 *
(q)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(s)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 *

12. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 (Filed as Exhibit (h)11(a) on 04/25/2014 (Accession No. 0000812797-14-000014)
(b)	Amendment and Restated Fund/Serv Supplement dated May 1, 2013 (Filed as Exhibit (h)11(b) on 04/25/2014 (Accession No. 0000812797-14-000014)
(c)	Administrative Services Letter dated May 1, 2013 (Filed as Exhibit (h)11(c) on 04/25/2014 (Accession No. 0000812797-14-000014)
(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

13. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)
Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 *
(e)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 5 to Participation Agreement dated February 9, 2015 *
(g)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)	Amendment 12b-1 Letter Agreement dated November 9, 2011 *

6

14. Putnam
(a)
Participation Agreement dated May 1, 1998 (Incorporated by Reference from Exhibit (h)(14)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(14)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(e)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 *
(f)
Rule 22c-2 Agreement dated March 9, 2007 (Incorporated by Reference from Exhibit (h)(14)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)	Consent dated May 15, 2007 *

15. TOPS (Northern Lights)
(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)14(a) on 04/25/2014 (Accession No. 0000812797-14-000014)

16. Van Eck
(a)
Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Service Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(15)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)15(j) on 04/25/2014 (Accession No. 0000812797-14-000014)

17. Wanger International
(a)	Participation Agreement **

7

18. Wells Fargo
	(a)	Participation Agreement dated February 28, 2006 (Filed as Exhibit (h)16(a) on 04/25/2014 (Accession No. 0000812797-14-000014)
	(b)	Amendment 1 to Participation Agreement dated April 1, 2012 (Filed as Exhibit (h)16(b) on 04/25/2014 (Accession No. 0000812797-14-000014)
	(c)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)16(c) on 04/25/2014 (Accession No. 0000812797-14-000014)
	(d)	Amendment 1 to Rule 22c-2 Agreement dated March 20, 2012 (Filed as Exhibit (h)16(d) on 04/25/2014 (Accession No. 0000812797-14-000014)

(i)	Administrative Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference to the Registrant's filing on Form S-6 on 7/24/2001)(Accession No. 0000870786-01-500004)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions
	(n1)	Consent of Ernst & Young LLP *
(n2)
Powers of Attorney ((Previously filed and Incorporated by Reference from Exhibit (n2) to Registrant's Filing on Form N-6 on 4/30/2007 (Accession No. 0000812797-07-00005); Registrant's Filing on Form N-6 on 4/27/2011 (Accession No. 0000898745-11-000198); and Registrant's Filing on Form N-6 on 4/23/2012 (Accession No. 0000898745-12-000364)); and filed herein *

	(n3)	Opinion of Counsel *

(o)	Financial Statements Schedules

Principal Life Insurance Company

Report of Independent Registered Public Accounting Firm on Schedules *

Schedule I - Summary of Investments - Other Than Investments in Related Parties As Of December 31, 2014 *

Schedule III - Supplementary Insurance Information As of December 31, 2014, 2013 and 2012 and for each of the years then ended *

Schedule IV - Reinsurance As of December 31, 2014, 2013 and 2012 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption *

* Filed herein

8

Item 27. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive and Human Resources Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 520 Sandhill Ct. Marco Island, FL 34145	Director Member, Audit Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director
DANIEL J. HOUSTON The Principal Financial Group Des Moines, IA 50392	Director Principal Life: President and Chief Operating Officer
RICHARD L. KEYSER 5215 Old Orchard Place, Ste. 440 Skokie, IL 60077	Director Member, Nominating and Governance and Human Resources Committees
LUCA MAESTRI Apple Inc. 1 Infinite Loop Cupertino, CA 95014	Director Member, Audit Committee
ELIZABETH E. TALLETT Hunter Partners, LLC 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN The Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee Principal Life: Chairman and Chief Executive Officer

9

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG(1)	Senior Vice President and President, Principal Financial Group - Asia
DAVID M. BLAKE(2)	Senior Executive Director and Head Global Fixed Income
ELIZABETH S. BRADY(2)	Senior Vice President and Chief Marketing Officer
NED A. BURMEISTER(2)	Senior Vice President and Chief Operating Officer, Principal International
GREGORY J. BURROWS(2)	Senior Vice President Retirement and Investor Services
TERESA M. BUTTON(2)	Vice President and Treasurer
TIMOTHY M. DUNBAR(2)	Executive Vice President and Chief Investment Officer
GREGORY B. ELMING(2)	Senior Vice President and Chief Risk Officer
NORA M. EVERETT(2)	President Retirement and Investor Services
AMY C. FRIEDRICH(2)	Senior Vice President, Specialty Benefits Division
PATRICK G. HALTER(2)	Senior Executive Director Principal Real Estate Investors
JULIA M. LAWLER(2)	Senior Executive Director - Multi-Asset Allocation
TERRANCE J. LILLIS(2)	Executive Vice President and Chief Financial Officer
GREGORY A. LINDE(2)	Senior Vice President Individual Life
JAMES P. MCCAUGHAN(2)	President - Global Asset Management
BARBARA A. MCKENZIE(2)	Senior Executive Director and Chief Operating Officer - Boutique Operations (PGI)
DENNIS J. MENKEN(2)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
TIMOTHY J. MINARD(2)	Senior Executive Director - U.S. Distribution
GERALD W. PATTERSON(2)	Senior Vice President Retirement and Investor Services
ELIZABETH L. RAYMOND(2)	Senior Vice President and Chief Human Resources Officer
ANGELA R. SANDERS(2)	Senior Vice President and Controller
GARY P. SCHOLTEN(2)	Executive Vice President and Chief Information Officer
KAREN E. SHAFF(2)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(2)	Senior Executive Director - Strategy and Boutique Operations (PGI)
DEANNA D. STRABLE(2)	President - U.S. Insurance Solutions
LUIS E. VALDES(2)	President - International Asset Management and Accumulation
ROBERTO WALKER(3)	Senior Vice President and President , Principal Financial Group - Latin America

(1)	Unit 1001-3, Central Plaza
18 Harbour Road
Wanchai
Hong Kong, China

(2)	711 High Street
Des Moines, IA 50392

(3)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

10

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of January 1, 2015 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(January 1, 2015)

PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->Princor Financial Services Corporation*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments Ltd.*#	Cayman Islands	66
-->Claritas Participacoes S.A.*#	Brazil	81
-->Claritas Administracao de Recursos LTDA *#	Brazil	77
-->Principal International, Inc.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal International Mexico, LLC *#	Delaware	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero.*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero *#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Global Investors Holding Company, Inc.*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Investors (Europe) Limited*#	United Kingdom	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50
-->Principal Financial Group (Mauritius) Ltd.*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company +#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100

11

-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->PGI Origin Holding Company Ltd.*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	74
-->PGI Finisterre Holding Company Ltd.	Wales/United Kingdom	100
-->Finisterre Holdings Limited *	Malta	54
-->Finisterre Capital UK Limited *	Wales/United Kingdom	100
-->Finisterre Capital LLP *	Wales/United Kingdom	72
-->Finisterre Hong Kong Limited *	Hong Kong	100
-->Finisterre Malta Limited *	Malta	100
-->Finisterre USA, Inc. *	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited *#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	95
-->Columbus Circle Investors*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC *#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, Ltd.*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health *#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, Ltd.*	China	25
-->Principal Financial Services I (US), LLC *#	Delaware	100
-->Principal Financial Services II (US), LLC *#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP *#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services VI (UK) LTD *#	United Kingdom	100

12

-->Principal Global Financial Services (Europe) LTD *#	United Kingdom	100
-->Liongate Capital Management LLP *	Wales/United Kingdom	59
-->Liongate Limited *	Malta	55
-->Liongate Capital Management (Cayman) Limited *	Cayman Islands	100
-->Liongate Capital Management (UK) Limited *	Wales/United Kingdom	100
-->Liongate Multi-Strategy GP Limited *	Cayman Islands	100
-->Liongate Capital Management Limited *	Malta	100
-->Liongate Capital Management (India) Private Limited *	India	100
-->Liongate Capital Management Inc.	Delaware	100
-->Liongate Capital Management (US) LP *	Delaware	100
-->Principal Financial Services Latin America LTD. *#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile *#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.	Chile	100
-->Hipotecaria Cruz Del Sur Principal, S.A *	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A. *#	Chile	100
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal Edge Network Holdings, Inc.*#	Delaware	100
-->Principal Edge Network - Georgia, LLC*#	Delaware	100
-->Principal Edge Network - Dallas Ft. Worth, Inc.*#	Delaware	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc. *#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Union Bond and Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 29. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

13

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriters
(a)    Other Activity
Princor Financial Services Corporation acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.
(b)    Management

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Deborah J. Barnhart	Director/Distribution (PPN)
The Principal Financial Group (1)

Patricia A. Barry	Assistant Corporate Secretary
The Principal Financial Group (1)

Tracy W. Bollin	Chief Financial Officer
The Principal Financial Group (1)

David J. Brown	Senior Vice President
The Principal Financial Group (1)

Teresa M. Button	Vice President and Treasurer
The Principal Financial Group (1)

Nicholas M. Cecere	Senior Vice President and Director
The Principal Financial Group (1)

Gregory B. Elming	Director
The Principal Financial Group (1)

Nora M. Everett	Chief Executive Officer and Director
The Principal Financial Group (1)

Stephen G. Gallaher	Assistant General Counsel
The Principal Financial Group (1)	and Assistant Corporate Secretary

Curtis Hollebrands	AML Officer
The Principal Financial Group (1)

Kara Hoogensen	Chairman and President
The Principal Financial Group (1)

14

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Julie LeClere	Senior Vice President and Managing Director
The Principal Financial Group (1)

Martin R. Richardson	Vice President - Broker Dealer Operations
The Principal Financial Group (1)

Karen E. Shaff	Executive Vice President, General Counsel
The Principal Financial Group (1)	and Corporate Secretary

Deanna D. Strable-Soethout	Director
The Principal Financial Group (1)

Jeffrey A. Van Baale	Chief Information Officer
The Principal Financial Group (1)

Traci L. Weldon	Vice President/Chief Compliance Officer
The Principal Financial Group (1)

Dan L. Westholm	Assistant Vice President - Treasury
The Principal Financial Group (1)

John Wetherell	Private Funds Chief Compliance Officer
The Principal Financial Group (1)

(1) 655 9th Street
Des Moines, IA 50392

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Princor Financial Services Corporation	$14,715,433.70	—	—	—

Item 31. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 32. Management Services

N/A

Item 33. Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

15

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 27th day of April, 2015.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
(Registrant)

	By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman of the Board
Chairman and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ L. D. Zimpleman	Chairman of the Board	April 27, 2015
L. D. Zimpleman	Chairman and Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 27, 2015
A. R. Sanders	(Principal Accounting Officer)

/s/ T. J. Lillis	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 27, 2015
T. J. Lillis

(B. J. Bernard)*	Director	April 27, 2015
B. J. Bernard

(J. Carter-Miller)*	Director	April 27, 2015
J. Carter-Miller

(G. E. Costley)*	Director	April 27, 2015
G. E. Costley

(M.T. Dan)*	Director	April 27, 2015
M. T. Dan

(D. H. Ferro)*	Director	April 27, 2015
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	April 27, 2015
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 27, 2015
S. L. Helton

(R. C. Hochschild)*	Director	April 27, 2015
R. C. Hochschild

(D. J. Houston)*	President, Chief Operating Officer and	April 27, 2015
D. J. Houston	Director

(R. L. Keyser)*	Director	April 27, 2015
R. L. Keyser

(L. Maestri)*	Director	April 27, 2015
L. Maestri

(E. E. Tallett)*	Director	April 27, 2015
E. E. Tallett

*By	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman of the Board
Chairman and Chief Executive Officer

*
Powers of Attorney ((Previously filed and Incorporated by Reference from Exhibit (n2) to Registrant's Filing on Form N-6 on 4/30/2007 (Accession No. 0000812797-07-00005); Registrant's Filing on Form N-6 on 4/27/2011 (Accession No. 0000898745-11-000198); and Registrant's Filing on Form N-6 on 4/23/2012 (Accession No. 0000898745-12-000364)); and filed herein